UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

1 Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2010

Date of reporting period: June 30, 2010

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.3%

Consumer Discretionary — 10.3%
99 Cents Only Stores *	19,300	$286
Amazon.com *	75,573	8,257
American Axle & Manufacturing Holdings *	3,300	24
American Eagle Outfitters	8,600	101
Apollo Group, Cl A *	16,600	705
Autoliv	13,600	651
Autozone *	3,600	696
Best Buy	19,800	670
Big 5 Sporting Goods	4,000	53
Big Lots *	19,300	619
Brinker International	15,100	219
Carter’s *	2,900	76
CBS, Cl B	48,300	624
Chico’s FAS	82,900	819
Coach	107,046	3,913
Comcast, Cl A	376,498	6,540
Cooper Tire & Rubber	11,100	216
Core-Mark Holding *	2,500	69
Darden Restaurants	13,000	505
Deckers Outdoor *	3,200	457
DIRECTV, Cl A *	135,629	4,600
DISH Network, Cl A	18,700	339
Dollar Tree *	18,550	772
Eastman Kodak *	414,100	1,797
Education Management *	8,700	133
Family Dollar Stores	20,000	754
Finish Line, Cl A	8,700	121
Ford Motor *	460,416	4,641
Fossil *	8,400	291
Gannett	46,700	629
Gap	105,600	2,055
Garmin	12,500	365
Gentex	6,000	108
Helen of Troy *	12,400	273
Home Depot	21,000	589
Interactive Data	574	19
J.C. Penney	86,700	1,862
Johnson Controls	52,900	1,421
Jones Apparel Group	6,800	108
Kirkland’s *	2,100	35
Kohl’s *	1,700	81
Leggett & Platt	15,000	301
Liberty Global, Cl A *	18,800	489
Liberty Media — Interactive, Cl A *	13,800	145
Liberty Media — Starz *	6,100	316
Lincoln Educational Services *	5,300	109
LKQ *	30,300	584
Lowe’s	216,808	4,427
Macy’s	105,900	1,896
Mattel	17,900	379
McDonald’s	107,427	7,076
McGraw-Hill	7,200	203
News, Cl A	100,400	1,201
Nike, Cl B	83,200	5,620
NVR *	1,143	749
Oxford Industries	7,900	165
PetSmart	93,274	2,814

Description	Shares	Market Value ($ Thousands)
Polaris Industries	15,300	$836
Pre-Paid Legal Services *	1,100	50
priceline.com *	20,000	3,531
RadioShack	28,900	564
Ross Stores	17,000	906
Sears Holdings *	35,900	2,321
Staples	167,900	3,199
Starbucks	114,110	2,773
Target	87,495	4,302
Tempur-Pedic International *	23,100	710
Thor Industries	14,300	339
Timberland, Cl A *	4,200	68
Time Warner	461,137	13,331
Time Warner Cable, Cl A	114,470	5,962
TJX	24,000	1,007
TRW Automotive Holdings *	33,900	935
Tupperware Brands	2,000	80
Universal Technical Institute *	3,500	83
VF	28,935	2,060
Viacom, Cl B	56,804	1,782
WABCO Holdings *	6,100	192
Walt Disney	70,700	2,227
Warnaco Group *	3,300	119
Whirlpool	19,100	1,677
Winnebago Industries *	6,200	62
Wolverine World Wide	4,800	121
Yum! Brands	39,300	1,534

		123,738

Consumer Staples — 9.6%
Archer-Daniels-Midland	83,200	2,148
Brown-Forman, Cl B	19,000	1,087
Bunge	27,500	1,353
Coca-Cola	181,079	9,076
Colgate-Palmolive	45,973	3,621
ConAgra Foods	173,100	4,037
Costco Wholesale	35,850	1,966
CVS Caremark	123,800	3,630
Dean Foods *	18,400	185
Del Monte Foods	40,800	587
Diageo ADR	48,200	3,024
Dr Pepper Snapple Group	3,200	119
General Mills	26,000	924
Herbalife	33,200	1,529
Hershey	31,493	1,509
Kellogg	38,700	1,947
Kimberly-Clark	95,575	5,795
Kroger	104,300	2,054
Lorillard	9,600	691
Mead Johnson Nutrition, Cl A	52,345	2,624
Nu Skin Enterprises, Cl A	2,600	65
PepsiCo	132,613	8,083
Philip Morris International	164,359	7,534
Prestige Brands Holdings *	10,900	77
Procter & Gamble	354,975	21,291
Reynolds American	34,166	1,781
Safeway	72,800	1,431
Sanderson Farms	10,400	528
Sara Lee	337,901	4,764
Smart Balance *	8,500	35
Smithfield Foods *	11,500	171
SUPERVALU	130,253	1,412

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
SYSCO	29,500	$843
Tyson Foods, Cl A	305,873	5,013
USANA Health Sciences *	2,300	84
Walgreen	293,424	7,834
Wal-Mart Stores	128,437	6,174

		115,026

Energy — 8.2%
Anadarko Petroleum	3,800	137
Apache	52,781	4,444
Atwood Oceanics *	24,000	613
Canadian Natural Resources	83,570	2,777
Chesapeake Energy	84,800	1,777
Chevron	304,031	20,631
Cimarex Energy	4,000	286
ConocoPhillips	276,173	13,557
Continental Resources *	2,500	111
Denbury Resources *	62,267	912
Devon Energy	40,200	2,449
Diamond Offshore Drilling	10,200	634
Dresser-Rand Group *	3,000	95
El Paso	71,700	797
EOG Resources	46,800	4,604
Exxon Mobil	162,117	9,252
Halliburton	75,100	1,844
Hess	53,000	2,668
Marathon Oil	158,733	4,935
Mariner Energy *	1,446	31
Murphy Oil	125,375	6,212
National Oilwell Varco	59,300	1,961
Noble	16,100	498
Occidental Petroleum	28,400	2,191
Oil States International *	13,500	534
Patterson-UTI Energy	47,300	609
Peabody Energy	7,700	301
Range Resources	42,215	1,695
Rowan *	20,600	452
Schlumberger	34,340	1,900
Smith International	3,905	147
Southwestern Energy *	48,318	1,867
Stone Energy *	26,300	293
Sunoco	16,700	581
Transocean *	102,400	4,744
Unit *	17,600	714
Williams	79,300	1,450

		98,703

Financials — 15.6%
Aflac	87,200	3,721
Allied World Assurance Holdings	10,900	495
Allstate	112,900	3,244
Alterra Capital Holdings	1,400	26
American Equity Investment Life Holding	18,800	194
American Express	184,500	7,325
American Financial Group	22,600	617
Ameriprise Financial	32,500	1,174
Annaly Capital Management †	113,000	1,938
Apartment Investment & Management, Cl A †	49,500	959
Assurant	41,700	1,447
Axis Capital Holdings	29,700	883

Description	Shares	Market Value ($ Thousands)
Bank of America	1,116,440	$16,043
Bank of Hawaii	18,100	875
Bank of New York Mellon	120,500	2,975
Berkshire Hathaway, Cl B *	87,600	6,981
Brandywine Realty Trust †	35,400	380
Brookfield Asset Management, Cl A	25,100	568
Capital One Financial	99,300	4,002
Center Financial *	7,800	40
Chimera Investment †	801,322	2,893
Chubb	66,100	3,306
Citigroup *	2,877,247	10,818
CME Group	14,900	4,195
CNA Financial *	34,900	892
CNA Surety *	1,500	24
Comerica	17,200	633
Community Trust Bancorp	1,300	33
Compass Diversified Holdings	6,600	89
Credicorp	9,300	845
Endurance Specialty Holdings	33,500	1,257
Everest Re Group	2,700	191
First Citizens BancShares, Cl A	1,731	333
First Commonwealth Financial	22,000	115
First Community Bancshares	2,400	35
Flagstone Reinsurance Holdings	7,700	83
Franklin Resources	12,700	1,095
Fulton Financial	97,584	942
Goldman Sachs Group	93,310	12,249
Hartford Financial Services Group	46,700	1,034
Hospitality Properties Trust †	45,100	952
HRPT Properties Trust †	201,900	1,254
Hudson City Bancorp	98,500	1,205
Huntington Bancshares	130,200	721
IntercontinentalExchange *	38,200	4,318
Invesco Mortgage Capital †	14,600	292
Jones Lang LaSalle	9,700	636
JPMorgan Chase	475,203	17,397
M&T Bank	39,573	3,362
Mercury General	16,800	696
MetLife	59,300	2,239
MFA Financial †	74,600	552
Montpelier Re Holdings	32,200	481
Moody’s	31,600	630
Morgan Stanley	110,062	2,554
Nelnet, Cl A	5,700	110
New York Community Bancorp	204,563	3,124
NewStar Financial *	4,200	27
NYSE Euronext	123,100	3,401
Oppenheimer Holdings, Cl A	1,500	36
Parkway Properties †	8,200	119
PHH *	25,000	476
Phoenix *	14,800	31
PNC Financial Services Group	62,434	3,528
Presidential Life	6,800	62
Prosperity Bancshares	4,800	167
Prudential Financial	39,200	2,104
Rayonier †	27,003	1,189
Regions Financial	17,484	115
Reinsurance Group of America, Cl A	14,500	663

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
RenaissanceRe Holdings	12,000	$675
Resource Capital †	73,700	419
SCBT Financial	2,800	99
Senior Housing Properties Trust †	28,600	575
SLM *	54,400	565
State Street	9,400	318
Stewart Information Services	15,300	138
T. Rowe Price Group	16,300	723
Taubman Centers †	18,900	711
Torchmark	33,900	1,678
Travelers	72,060	3,549
United America Indemnity, Cl A *	2,500	18
Unitrin	7,400	189
Unum Group	84,200	1,827
US Bancorp	241,248	5,392
Vornado Realty Trust †	14,500	1,058
Waddell & Reed Financial, Cl A	19,000	416
Webster Financial	5,200	93
Weingarten Realty Investors †	25,800	491
Wells Fargo	749,800	19,195
WesBanco	4,700	79
White Mountains Insurance Group	1,479	480
XL Capital, Cl A	84,500	1,353

		187,431

Health Care — 14.9%
Abbott Laboratories	78,406	3,668
Aetna	180,500	4,762
Allergan	172,826	10,069
Allscripts Healthcare Solutions *	33,800	544
AmerisourceBergen	109,596	3,480
Amgen *	265,193	13,949
Becton Dickinson	20,900	1,413
Biogen Idec *	40,300	1,912
Bristol-Myers Squibb	143,500	3,579
Bruker BioSciences *	21,600	263
C.R. Bard	1,700	132
Cardinal Health	160,066	5,380
Celgene *	58,960	2,997
Covidien	80,555	3,237
Eli Lilly	76,300	2,556
Express Scripts *	51,900	2,440
Forest Laboratories *	74,800	2,052
Genzyme *	152,100	7,722
Gilead Sciences *	141,800	4,861
Health Net *	51,800	1,262
Humana *	22,200	1,014
Idexx Laboratories *	9,600	585
Impax Laboratories *	13,100	250
Intuitive Surgical *	5,300	1,673
Invacare	8,000	166
Johnson & Johnson	444,087	26,228
King Pharmaceuticals *	46,400	352
Laboratory Corp of America Holdings *	37,600	2,833
Life Technologies *	13,500	638
McKesson	80,558	5,410
Medco Health Solutions *	110,900	6,108
Medtronic	168,400	6,108

Description	Shares	Market Value ($ Thousands)
Merck	234,282	$8,193
Millipore *	16,441	1,753
Mylan Laboratories *	39,000	664
Novo Nordisk ADR	51,600	4,181
Pfizer	913,259	13,023
Sirona Dental Systems *	6,300	219
Somanetics *	1,500	37
St. Jude Medical *	65,656	2,369
SXC Health Solutions *	3,500	257
Teva Pharmaceutical Industries ADR	34,572	1,797
Thermo Fisher Scientific *	45,700	2,241
UnitedHealth Group	440,649	12,514
WellPoint *	67,310	3,294
Zimmer Holdings *	22,400	1,211

		179,396

Industrials — 8.3%
3M	64,260	5,076
Alliant Techsystems *	1,800	112
Ametek	3,300	132
ArvinMeritor *	6,500	85
Boeing	72,011	4,519
Canadian National Railway	12,400	711
Carlisle	1,900	69
Continental Airlines, Cl B *	2,182	48
Cooper Industries, Cl A	5,200	229
Crane	16,700	504
CSX	21,700	1,077
Cummins	41,146	2,680
Danaher	54,744	2,032
Deere	12,600	702
Delta Air Lines *	172,487	2,027
Dover	21,300	890
Dun & Bradstreet	14,400	966
Eaton	19,100	1,250
EMCOR Group *	23,800	552
Emerson Electric	67,455	2,947
Ennis	6,900	104
Expeditors International of Washington	137,300	4,738
FedEx	18,600	1,304
Gardner Denver	17,500	780
General Dynamics	72,545	4,248
General Electric	810,334	11,685
Goodrich	27,100	1,795
Graco	31,000	874
Honeywell International	20,000	781
Hubbell, Cl B	19,862	788
IDEX	13,300	380
Illinois Tool Works	11,700	483
ITT	37,509	1,685
JB Hunt Transport Services	4,900	160
Joy Global	12,546	628
Kansas City Southern *	9,000	327
KBR	56,400	1,147
Kennametal	8,600	219
L-3 Communications Holdings	31,900	2,260
Lockheed Martin	19,440	1,448
NACCO Industries, Cl A	1,800	160
Norfolk Southern	21,200	1,125
Northrop Grumman	78,306	4,263

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Oshkosh Truck *	24,600	$766
Owens Corning *	9,100	272
Parker Hannifin	21,000	1,165
Polypore International *	4,700	107
Quanta Services *	99,000	2,044
Raytheon	111,299	5,386
Regal-Beloit	1,300	73
Republic Services	52,449	1,559
Rockwell Automation	25,701	1,262
Rockwell Collins	62,980	3,346
RR Donnelley & Sons	57,000	933
Teleflex	2,900	157
Thomas & Betts *	14,200	493
Timken	3,300	86
Toro	7,900	388
Towers Watson, Cl A	6,800	264
Tyco International	48,800	1,719
UAL *	28,300	582
Union Pacific	15,100	1,050
United Parcel Service, Cl B	13,259	755
United Technologies	91,828	5,960
Waste Management	71,519	2,238
WW Grainger	9,300	925

		99,520

Information Technology — 20.0%
Activision Blizzard	80,300	842
Adobe Systems *	153,637	4,060
Advanced Micro Devices *	41,123	301
Amdocs *	23,500	631
AOL *	2	0
Apple *	105,762	26,602
Arris Group *	4,400	45
Autodesk *	70,600	1,720
Avnet *	40,800	984
AVX	6,100	78
Brightpoint *	15,300	107
Broadcom, Cl A	28,500	940
CA	122,500	2,254
Cisco Systems *	630,190	13,429
Citrix Systems *	81,840	3,456
Computer Sciences	79,343	3,590
Corning	303,597	4,903
Dell *	280,950	3,388
Dolby Laboratories, Cl A *	500	31
eBay *	127,200	2,494
EMC *	509,502	9,324
Fairchild Semiconductor International *	18,300	154
Flextronics International *	94,200	527
Google, Cl A *	23,375	10,401
Harris	33,300	1,387
Hewlett-Packard	351,015	15,192
Ingram Micro, Cl A *	64,900	986
Intel	346,064	6,731
International Business Machines	120,851	14,923
Intersil, Cl A	15,400	186
Intuit *	152,600	5,306
Jabil Circuit	208,303	2,770
Juniper Networks *	33,600	767
Lam Research *	11,400	434

Description	Shares	Market Value ($ Thousands)
Lender Processing Services	7,800	$244
Linear Technology	1,500	42
Marvell Technology Group *	67,900	1,070
Mastercard, Cl A	20,200	4,031
McAfee *	12,200	375
Micron Technology *	358,218	3,041
Microsoft	1,074,245	24,718
National Semiconductor	15,000	202
NetApp *	4,200	157
Nuance Communications *	119,400	1,785
Oracle	239,127	5,132
Paychex	152,000	3,947
Plantronics	4,500	129
PMC — Sierra *	43,800	329
Qualcomm	306,000	10,049
Quest Software *	25,100	453
Rackspace Hosting *	125,100	2,294
Red Hat *	63,500	1,838
SAIC *	35,700	598
Salesforce.com *	23,900	2,051
SanDisk *	18,200	766
Seagate Technology *	303,077	3,952
Sybase *	1,320	85
Symantec *	289,100	4,013
Tech Data *	15,962	569
Teradata *	105,200	3,207
Texas Instruments	259,100	6,032
Tyco Electronics	33,800	858
VeriSign *	158,100	4,198
Visa, Cl A	144,477	10,222
Vishay Intertechnology *	26,600	206
Western Digital *	52,800	1,592
Western Union	39,600	590
Xerox	144,800	1,164
Xilinx	1,100	28
Yahoo! *	133,000	1,839
Zebra Technologies, Cl A *	2,100	54

		240,803

Materials — 2.9%
Air Products & Chemicals	2,500	162
Airgas	1,152	72
Alcoa	102,800	1,034
Allegheny Technologies	67,385	2,978
Aptargroup	23,600	892
Ashland	32,500	1,509
Ball	14,400	761
Boise *	17,600	97
Celanese, Ser A	30,500	760
CF Industries Holdings	7,100	451
Cliffs Natural Resources	2,500	118
E.I. Du Pont de Nemours	25,288	875
Eastman Chemical	13,500	720
Freeport-McMoRan Copper & Gold, Cl B	69,709	4,122
H.B. Fuller	2,700	51
Huntsman	255,489	2,215
International Paper	33,900	767
Lubrizol	26,814	2,153
Monsanto	62,053	2,868
Mosaic	8,600	335
Nalco Holding	112,900	2,310

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Nucor	10,600	$406
Pactiv *	29,100	810
Reliance Steel & Aluminum	12,500	452
Rock-Tenn, Cl A	19,000	944
Schnitzer Steel Industries, Cl A	12,200	478
Schulman A	3,900	74
Sherwin-Williams	9,800	678
Solutia *	12,900	169
Sonoco Products	28,700	875
Southern Copper	58,100	1,542
Spartech *	6,500	67
Steel Dynamics	5,600	74
Syngenta ADR	60,400	2,769
Walter Energy	10,151	617

		35,205

Telecommunication Services — 3.2%
American Tower, Cl A *	92,875	4,133
AT&T	648,541	15,688
BCE	22,700	665
Crown Castle International *	131,000	4,881
NII Holdings *	99,310	3,230
Qwest Communications International	23,242	122
Sprint Nextel *	304,800	1,292
Telephone & Data Systems	21,200	644
Verizon Communications	296,571	8,310

		38,965

Utilities — 3.3%
AES *	578,700	5,347
AGL Resources	5,600	201
Allegheny Energy	2,400	50
Alliant Energy	12,600	400
Ameren	24,100	573
American Electric Power	40,500	1,308
American Water Works	17,500	361
Atmos Energy	21,600	584
Constellation Energy Group	27,765	895
DPL	36,200	865
DTE Energy	31,351	1,430
Edison International	93,600	2,969
Energen	24,900	1,104
Entergy	23,600	1,690
Exelon	225,600	8,566
FirstEnergy	43,900	1,547
Mirant *	45,047	476
NextEra Energy	12,600	614
NiSource	47,100	683
NRG Energy *	30,400	645
NV Energy	68,200	805
OGE Energy	34,900	1,276
PG&E	34,300	1,410
PPL	43,600	1,088
Public Service Enterprise Group	95,700	2,998
SCANA	2,300	82
Sempra Energy	13,900	650
Southern Union	22,700	496
Xcel Energy	39,500	814

		39,927

Total Common Stock (Cost $1,218,358) ($ Thousands)		1,158,714

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110% ** ††	54,388,307	$54,388

Total Cash Equivalent (Cost $54,388) ($ Thousands)		54,388

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills (A) (B)
0326%, 02/10/11	$400	399
0.200%, 12/16/10	4,281	4,277

Total U.S. Treasury Obligations (Cost $4,676) ($ Thousands)		4,676

Total Investments — 101.2% (Cost $1,277,422) ($ Thousands) ‡		$1,217,778

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index EMINI	26	Sep-2010	$(22)
S&P 500 Composite Index	99	Sep-2010	(1,290)
S&P Mid 400 Index E-MINI	50	Sep-2010	(198)

			$(1,510)

For the period ended June 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,203,881 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

‡	At June 30, 2010, the tax basis cost of the Fund’s investments was $1,277,422 ($ Thousands), and the unrealized appreciation and depreciation were $30,845 ($ Thousands) and ($90,489) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2010

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,158,714	$—	$—	$1,158,714
U.S. Treasury Obligations	—	4,676	—	4,676
Cash Equivalent	54,388	—	—	54,388

Total Investments in Securities	$1,213,102	$4,676	$—	$1,217,778

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,510)	$—	$—	$(1,510)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.2% ‡

Consumer Discretionary — 7.5%
Abercrombie & Fitch, Cl A	4,300	$132
American Eagle Outfitters	10,000	117
Autoliv (A)	75,200	3,598
Autozone * (A)	18,600	3,594
Brinker International (A)	83,800	1,212
Cablevision Systems, Cl A	63,400	1,522
Carnival	3,900	118
CBS, Cl B (A)	12,200	158
Coach	63,000	2,303
Comcast, Cl A	968,600	16,572
Darden Restaurants	37,800	1,468
DIRECTV, Cl A *	76,400	2,591
Discovery Communications, Cl A *	4,700	168
DISH Network, Cl A	59,300	1,076
Expedia	4,200	79
Family Dollar Stores (A)	35,500	1,338
Foot Locker (A)	9,200	116
Ford Motor * (A)	321,900	3,245
Fortune Brands	1,900	74
Gannett (A)	136,000	1,831
Gap (A)	164,800	3,207
Garmin (A)	11,600	338
H&R Block	11,600	182
Harman International Industries *	12,200	365
Hasbro (A)	42,300	1,739
J.C. Penney (A)	11,400	245
Jarden	21,200	570
Johnson Controls	39,600	1,064
Kohl’s *	200	9
Lamar Advertising, Cl A *	5,300	130
Lear *	2,000	132
Leggett & Platt	8,500	170
Lennar, Cl A (A)	2,700	37
Liberty Global, Cl A * (A)	56,200	1,461
Liberty Media — Capital, Ser A *	5,500	231
Liberty Media — Interactive, Cl A *	39,300	413
Liberty Media — Starz *	9,700	503
Lowe’s	8,500	174
Macy’s	110,100	1,971
Madison Square Garden, Cl A *	27,550	542
Mattel	108,200	2,289
McGraw-Hill	5,800	163
MGM Mirage * (A)	6,600	64
Mohawk Industries * (A)	500	23
New York Times, Cl A * (A)	22,200	192
Newell Rubbermaid (A)	309,400	4,530
News, Cl A (A)	314,700	3,764
Omnicom Group	3,700	127
PetSmart	41,200	1,243
Polaris Industries (A)	32,300	1,764
RadioShack	80,700	1,574
Regal Entertainment Group, Cl A	5,100	66
Ross Stores (A)	25,000	1,332
Royal Caribbean Cruises * (A)	10,100	230

Description	Shares	Market Value ($ Thousands)
Sears Holdings * (A)	5,700	$369
Service International	144,700	1,071
Snap-On	1,900	78
Stanley Black & Decker	11,040	558
Thomson Reuters	16,100	577
Time Warner (A)	268,933	7,775
Time Warner Cable, Cl A (A)	87,324	4,548
TJX	37,800	1,586
TRW Automotive Holdings *	3,000	83
VF	1,100	78
Viacom, Cl B	146,900	4,608
Virgin Media (A)	57,400	958
Walt Disney (A)	215,400	6,785
Whirlpool (A)	53,700	4,716
Wyndham Worldwide (A)	8,500	171

		106,117

Consumer Staples — 8.9%
Altria Group (A)	228,700	4,583
Archer-Daniels-Midland	157,900	4,077
BJ’s Wholesale Club * (A)	38,900	1,440
Brown-Forman, Cl B (A)	45,900	2,627
Bunge	2,000	98
Campbell Soup	75,600	2,709
Central European Distribution *	1,700	36
Clorox	1,200	75
Coca-Cola	115,900	5,809
Colgate-Palmolive	4,900	386
ConAgra Foods	174,600	4,072
Constellation Brands, Cl A *	49,700	776
Corn Products International (A)	65,900	1,997
CVS Caremark	392,000	11,493
Dean Foods *	11,200	113
Del Monte Foods (A)	186,600	2,685
Dr Pepper Snapple Group	23,200	868
Energizer Holdings * (A)	44,200	2,222
General Mills	28,200	1,002
Herbalife	67,200	3,095
HJ Heinz	6,700	289
Hormel Foods	200	8
JM Smucker	18,600	1,120
Kellogg	1,700	85
Kimberly-Clark	57,700	3,498
Kraft Foods, Cl A (A)	52,759	1,477
Kroger	197,900	3,897
Lorillard	700	50
McCormick	4,100	156
Mead Johnson Nutrition, Cl A	27,900	1,398
Molson Coors Brewing, Cl B (A)	2,200	93
NBTY *	10,100	343
PepsiCo	92,000	5,607
Philip Morris International	67,800	3,108
Procter & Gamble	474,700	28,473
Ralcorp Holdings * (A)	46,900	2,570
Reynolds American (A)	41,700	2,174
Safeway (A)	212,800	4,184
Sara Lee (A)	168,200	2,372
Smithfield Foods * (A)	46,700	696
SUPERVALU (A)	111,437	1,208
Tyson Foods, Cl A (A)	27,900	457
Walgreen	5,300	141

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Wal-Mart Stores	235,300	$11,311

		124,878

Energy — 12.7%
Anadarko Petroleum	62,300	2,248
Apache (A)	118,100	9,943
Atwood Oceanics * (A)	2,700	69
Baker Hughes (A)	38,879	1,616
Cabot Oil & Gas (A)	5,000	157
Cameron International * (A)	6,800	221
Chesapeake Energy	8,900	186
Chevron	622,400	42,236
Cimarex Energy (A)	28,500	2,040
ConocoPhillips	444,586	21,825
Consol Energy	7,800	263
Devon Energy	105,800	6,445
Diamond Offshore Drilling (A)	23,700	1,474
El Paso	219,300	2,436
Exxon Mobil (A)	440,095	25,116
Forest Oil *	7,400	202
Frontline	12,500	357
Halliburton	59,500	1,461
Hess	78,700	3,962
Marathon Oil	282,100	8,771
Massey Energy	6,200	170
Murphy Oil	90,800	4,499
Nabors Industries *	4,700	83
National Oilwell Varco	143,100	4,732
Noble	47,900	1,480
Noble Energy	31,300	1,888
Occidental Petroleum (A)	184,200	14,211
Oceaneering International *	3,500	157
Oil States International * (A)	43,000	1,702
Patterson-UTI Energy	197,500	2,542
Peabody Energy	17,300	677
PetroHawk Energy *	5,600	95
Pioneer Natural Resources	6,400	381
Plains Exploration & Production * (A)	4,900	101
Pride International *	800	18
Quicksilver Resources *	7,100	78
Rowan * (A)	64,400	1,413
SM Energy	8,000	321
Smith International	10,200	384
Spectra Energy	28,200	566
Sunoco (A)	102,000	3,547
Tesoro (A)	96,900	1,131
Tidewater (A)	27,600	1,069
Transocean *	19,300	894
Unit *	8,700	353
Valero Energy	115,400	2,075
Weatherford International *	28,000	368
Whiting Petroleum * (A)	3,000	235
Williams	144,800	2,647

		178,845

Financials — 25.7%
ACE (A)	87,300	4,494
Aflac	34,200	1,459
Alexandria Real Estate Equities † (A)	14,700	931
Allied World Assurance Holdings	3,400	154

Description	Shares	Market Value ($ Thousands)
Allstate	219,500	$6,306
AMB Property † (A)	11,300	268
American Express	38,200	1,516
American Financial Group	123,000	3,360
American International Group * (A)	3,800	131
AmeriCredit * (A)	15,200	277
Ameriprise Financial	144,700	5,228
Annaly Capital Management † (A)	86,800	1,489
AON (A)	47,100	1,748
Apartment Investment & Management, Cl A † (A)	141,200	2,735
Arch Capital Group *	3,100	231
Ares Capital	11,700	147
Arthur J. Gallagher	3,200	78
Associated Banc-Corp (A)	7,700	95
Assurant	132,000	4,581
Assured Guaranty	11,400	151
AvalonBay Communities †	1,388	130
Bank of America	2,479,469	35,630
Bank of Hawaii	8,500	411
Bank of New York Mellon (A)	318,222	7,857
BB&T (A)	39,400	1,037
Berkshire Hathaway, Cl B *	272,600	21,724
BlackRock	5,900	846
Boston Properties † (A)	5,800	414
Brandywine Realty Trust †	36,100	388
BRE Properties, Cl A † (A)	8,300	306
Brookfield Asset Management, Cl A	74,900	1,694
Camden Property Trust †	10,000	408
Capital One Financial (A)	69,100	2,785
Chimera Investment †	45,100	163
Chubb (A)	157,700	7,887
Cincinnati Financial	5,900	153
CIT Group *	12,500	423
Citigroup * (A)	3,839,900	14,438
City National (A)	6,600	338
CME Group	11,600	3,266
Comerica (A)	40,900	1,506
Commerce Bancshares	14,400	518
Credicorp	21,600	1,963
Developers Diversified Realty †	12,400	123
Discover Financial Services	113,800	1,591
Douglas Emmett † (A)	46,100	656
E*Trade Financial *	13,500	159
East West Bancorp	9,100	139
Endurance Specialty Holdings (A)	108,000	4,053
Equity Residential †	8,400	350
Essex Property Trust † (A)	2,100	205
Everest Re Group	60,600	4,286
Fifth Third Bancorp (A)	192,100	2,361
First Horizon National * (A)	6,060	69
Forest City Enterprises, Cl A * (A)	8,700	99
Franklin Resources (A)	60,100	5,180
Fulton Financial	58,600	566
Genworth Financial, Cl A *	26,400	345
Goldman Sachs Group	127,700	16,763
Hanover Insurance Group	3,700	161

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Hartford Financial Services Group	81,200	$1,797
HCP † (A)	4,800	155
Health Care †	2,500	105
Hospitality Properties Trust † (A)	95,200	2,009
Host Hotels & Resorts † (A)	15,445	208
HRPT Properties Trust †	35,900	223
Hudson City Bancorp	198,900	2,435
Huntington Bancshares (A)	470,000	2,604
Invesco	27,100	456
Jefferies Group (A)	8,100	171
Jones Lang LaSalle (A)	38,100	2,501
JPMorgan Chase	1,119,600	40,988
Keycorp (A)	530,700	4,081
Kimco Realty †	6,400	86
Legg Mason	3,600	101
Leucadia National *	20,300	396
Liberty Property Trust † (A)	17,700	511
Lincoln National (A)	185,067	4,495
Loews (A)	133,700	4,454
M&T Bank (A)	15,300	1,300
Macerich † (A)	1,857	69
Mack-Cali Realty †	900	27
Markel *	400	136
Marsh & McLennan	12,600	284
Marshall & Ilsley (A)	100,500	722
Mercury General	44,000	1,823
MetLife	161,000	6,079
Morgan Stanley	286,700	6,654
Nationwide Health Properties †	2,800	100
New York Community Bancorp	35,100	536
Northern Trust	9,100	425
NYSE Euronext (A)	88,600	2,448
Plum Creek Timber †	1,800	62
PNC Financial Services Group	134,855	7,619
Principal Financial Group	19,700	462
Progressive	10,200	191
Protective Life	14,300	306
Prudential Financial	136,700	7,335
Public Storage †	800	70
Raymond James Financial (A)	41,300	1,020
Realty Income †	3,100	94
Regions Financial (A)	355,484	2,339
Reinsurance Group of America, Cl A	4,300	197
RenaissanceRe Holdings (A)	71,800	4,040
Senior Housing Properties Trust † (A)	74,000	1,488
Simon Property Group † (A)	11,211	905
SL Green Realty † (A)	5,200	286
SLM *	84,300	876
StanCorp Financial Group	17,000	689
State Street	30,900	1,045
SunTrust Banks (A)	39,000	909
T. Rowe Price Group (A)	56,900	2,526
Taubman Centers † (A)	75,600	2,845
TCF Financial (A)	4,900	81
Torchmark	9,700	480
Transatlantic Holdings (A)	12,600	604
Travelers (A)	223,600	11,012
UDR † (A)	48,300	924

Description	Shares	Market Value ($ Thousands)
Unum Group	131,300	$2,849
US Bancorp (A)	303,900	6,792
Validus Holdings	3,600	88
Valley National Bancorp (A)	17,100	233
Ventas †	9,100	427
Vornado Realty Trust † (A)	29,000	2,116
Washington Federal	40,500	655
Wells Fargo	1,170,395	29,962
White Mountains Insurance Group	4,400	1,427
Willis Group Holdings	51,800	1,557
XL Capital, Cl A (A)	28,800	461
Zions Bancorporation (A)	44,600	962

		361,083

Health Care — 13.4%
Abbott Laboratories	38,200	1,787
Aetna	132,200	3,487
AmerisourceBergen (A)	132,000	4,191
Amgen *	307,000	16,148
Baxter International	64,200	2,609
Beckman Coulter	4,400	265
Biogen Idec *	49,600	2,353
Bio-Rad Laboratories, Cl A *	1,200	104
Boston Scientific *	16,400	95
Bristol-Myers Squibb	143,800	3,586
Cardinal Health	75,700	2,544
CareFusion *	24,000	545
Cephalon *	4,600	261
Charles River Laboratories International * (A)	6,900	236
Cigna	93,300	2,898
Community Health Systems *	3,800	129
Cooper (A)	1,100	44
Coventry Health Care *	137,300	2,427
Covidien	66,600	2,676
Eli Lilly (A)	171,600	5,748
Endo Pharmaceuticals Holdings *	92,100	2,010
Forest Laboratories *	172,500	4,732
Genzyme *	4,000	203
Gilead Sciences *	50,600	1,735
Health Net *	105,900	2,581
Hill-Rom Holdings (A)	17,200	523
Hologic * (A)	16,200	226
Humana *	60,600	2,768
Inverness Medical Innovations * (A)	11,200	298
Johnson & Johnson	423,600	25,018
Kinetic Concepts * (A)	47,100	1,720
King Pharmaceuticals * (A)	269,800	2,048
Life Technologies *	5,400	255
McKesson	16,300	1,095
Mednax *	15,100	840
Medtronic	108,300	3,928
Merck	595,357	20,820
Mylan Laboratories * (A)	15,600	266
PerkinElmer	41,300	854
Pfizer	2,709,798	38,642
Tenet Healthcare *	10,100	44
Thermo Fisher Scientific *	12,100	593
UnitedHealth Group	401,400	11,400

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Universal Health Services, Cl B	8,000	$305
Watson Pharmaceuticals *	700	28
WellPoint *	216,400	10,588
Zimmer Holdings *	54,300	2,935

		188,588

Industrials — 8.8%
Aecom Technology *	4,300	99
AGCO *	3,600	97
Alexander & Baldwin (A)	14,500	432
AMR *	14,000	95
Avery Dennison	16,600	534
BE Aerospace *	5,500	140
Boeing (A)	53,500	3,357
Canadian National Railway	33,000	1,893
Carlisle	13,100	473
Caterpillar	27,100	1,628
Chicago Bridge & Iron *	3,700	70
Con-way (A)	2,900	87
Corrections Corp of America * (A)	36,700	700
Crane	2,600	79
CSX	27,800	1,380
Deere	17,600	980
Dover	37,200	1,555
Dun & Bradstreet (A)	31,500	2,114
Eaton	9,700	635
EMCOR Group *	57,300	1,328
FedEx (A)	34,300	2,405
Flowserve	22,800	1,933
Fluor	10,600	450
Foster Wheeler *	111,400	2,346
Gardner Denver	46,700	2,082
General Dynamics	159,800	9,358
General Electric	2,441,700	35,210
Goodrich	5,500	364
Graco (A)	56,800	1,601
Honeywell International	72,000	2,810
Hubbell, Cl B	3,700	147
Ingersoll-Rand	20,200	697
ITT	2,100	94
Jacobs Engineering Group *	3,100	113
Kansas City Southern * (A)	27,900	1,014
KBR (A)	101,400	2,062
L-3 Communications Holdings	54,900	3,889
Lockheed Martin	21,500	1,602
Manpower	18,600	803
Masco	23,900	257
McDermott International *	3,100	67
Norfolk Southern	43,800	2,324
Northrop Grumman	131,600	7,164
Owens Corning *	13,300	398
Parker Hannifin	5,000	277
Raytheon	171,400	8,294
Republic Services	10,100	300
Rockwell Collins	4,600	245
RR Donnelley & Sons	288,600	4,725
Ryder System	7,600	306
Southwest Airlines	121,500	1,350
Spirit Aerosystems Holdings, Cl A *	13,500	257
SPX (A)	27,100	1,431

Description	Shares	Market Value ($ Thousands)
Teleflex (A)	9,400	$510
Terex *	1,800	34
Textron (A)	25,400	431
Thomas & Betts *	11,700	406
Timken	5,300	138
Towers Watson, Cl A	2,200	85
Trinity Industries (A)	4,600	81
Tyco International	65,200	2,297
Union Pacific	40,800	2,836
United Technologies	34,700	2,253
Wabtec	2,500	100
Waste Connections *	8,400	293
Waste Management	4,700	147

		123,662

Information Technology — 6.3%
Advanced Micro Devices * (A)	18,400	135
Amdocs *	68,500	1,839
AOL *	22,439	466
Arrow Electronics *	11,500	257
Atmel *	31,700	152
Avnet * (A)	94,200	2,271
BMC Software *	45,200	1,565
Brocade Communications Systems *	13,900	72
CommScope *	1,500	35
Computer Sciences	61,300	2,774
CoreLogic	11,600	205
Corning	162,500	2,624
Diebold	1,800	49
eBay *	108,800	2,134
Fairchild Semiconductor International *	9,000	76
Fidelity National Information Services (A)	7,000	188
Fiserv *	3,200	146
Harris (A)	86,500	3,603
Hewlett-Packard	203,500	8,807
IAC *	2,800	62
Ingram Micro, Cl A *	105,100	1,597
Intel	620,900	12,076
International Business Machines	38,000	4,692
Intersil, Cl A (A)	2,200	27
Itron *	1,300	80
Jabil Circuit	24,200	322
Kla-Tencor	29,500	822
Lexmark International, Cl A * (A)	34,500	1,140
LSI Logic *	41,500	191
Mastercard, Cl A (A)	10,125	2,020
MEMC Electronic Materials *	8,200	81
Micron Technology * (A)	183,400	1,557
Microsoft	673,200	15,491
Molex (A)	10,600	193
Monster Worldwide * (A)	1,900	22
Motorola * (A)	91,700	598
Novell *	8,300	47
Novellus Systems *	2,000	51
Oracle	80,900	1,736
PMC — Sierra *	6,600	50

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Seagate Technology * (A)	115,400	$1,505
Symantec *	177,600	2,465
Tech Data * (A)	61,900	2,205
Texas Instruments	277,200	6,453
Vishay Intertechnology *	203,300	1,574
Western Digital *	44,500	1,342
Xerox	372,709	2,996

		88,793

Materials — 3.5%
Air Products & Chemicals	19,500	1,264
Alcoa (A)	121,300	1,220
Alpha Natural Resources *	6,700	227
Ashland (A)	35,500	1,648
Ball	94,000	4,966
Cabot	35,100	846
CF Industries Holdings	619	39
Cytec Industries	19,400	776
Domtar	2,600	128
Dow Chemical (A)	182,400	4,327
E.I. Du Pont de Nemours (A)	27,300	944
Eastman Chemical (A)	94,700	5,053
Freeport-McMoRan Copper & Gold, Cl B (A)	34,400	2,034
Gerdau Ameristeel *	7,800	85
Greif, Cl A	1,200	67
Huntsman	94,200	817
International Paper (A)	104,900	2,374
Lubrizol (A)	36,000	2,891
MeadWestvaco (A)	87,700	1,947
Mosaic	31,900	1,243
Nucor (A)	47,300	1,811
Owens-Illinois *	198,600	5,253
Packaging Corp of America	11,700	257
PPG Industries	26,100	1,577
Rock-Tenn, Cl A	27,400	1,361
RPM International	26,900	480
Sonoco Products	118,400	3,609
Southern Copper (A)	56,800	1,508
Temple-Inland	4,600	95
United States Steel (A)	2,200	85
Weyerhaeuser	500	17

		48,949

Telecommunication Services — 5.3%
AT&T	1,889,795	45,714
CenturyTel (A)	115,187	3,837
Frontier Communications (A)	34,800	247
NII Holdings * (A)	19,900	647
Qwest Communications International (A)	33,800	178
Sprint Nextel *	19,900	84
Telephone & Data Systems	91,800	2,790
Verizon Communications	751,600	21,060
Windstream (A)	7,100	75

		74,632

Utilities — 6.1%
AES *	38,300	354
AGL Resources	48,100	1,723
Alliant Energy	117,300	3,723
Ameren	100,700	2,394
American Electric Power	215,200	6,951

Description	Shares	Market Value ($ Thousands)
American Water Works	29,000	$598
Aqua America	4,600	81
Centerpoint Energy	27,000	355
CMS Energy (A)	133,300	1,953
Consolidated Edison (A)	7,200	310
Constellation Energy Group	13,600	439
Dominion Resources (A)	7,000	271
DPL	74,200	1,773
DTE Energy (A)	121,800	5,555
Duke Energy (A)	11,400	182
Edison International	141,500	4,488
Energen	86,300	3,826
Entergy	80,600	5,773
Exelon (A)	132,600	5,035
FirstEnergy (A)	48,700	1,716
Great Plains Energy	27,000	460
Hawaiian Electric Industries (A)	17,700	403
Integrys Energy Group (A)	31,200	1,365
MDU Resources Group	28,900	521
Mirant *	325,300	3,435
National Fuel Gas	20,000	918
NiSource (A)	52,900	767
Northeast Utilities	9,200	234
NRG Energy * (A)	83,500	1,771
NSTAR	4,500	158
NV Energy (A)	206,700	2,441
OGE Energy	12,100	442
Oneok	18,300	791
Pepco Holdings	185,200	2,904
PG&E	139,200	5,721
Pinnacle West Capital (A)	63,500	2,309
PPL	98,600	2,460
Public Service Enterprise Group	111,900	3,506
Questar	12,400	564
SCANA	2,000	72
Sempra Energy	60,800	2,845
Southern	3,300	110
Southern Union	127,100	2,778
TECO Energy (A)	47,000	708
Westar Energy	3,600	78
Wisconsin Energy	1,900	96

		85,357

Total Common Stock (Cost $1,408,070) ($ Thousands)		1,380,904

AFFILIATED PARTNERSHIP — 14.1%
SEI Liquidity Fund, L.P.,
0.240% (B) ** ††	204,197,605	198,815

Total Affiliated Partnership (Cost $204,198) ($ Thousands)		198,815

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110% ** ††	28,927,221	28,927

Total Cash Equivalent (Cost $28,927) ($ Thousands)		28,927

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION (C) (D) — 0.4%
U.S. Treasury Bills
0.200%, 12/16/10	$5,522	$5,516

Total U.S. Treasury Obligation (Cost $5,516) ($ Thousands)		5,516

Total Investments — 114.8% (Cost $1,646,711) ($ Thousands) ‡‡		$1,614,162

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P Composite Index	99	Sep-2010	$(1,477)

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,406,379 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2010.

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2010. The total market value of securities on loan at June 30, 2010 was $196,711 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan. The total value of such securities as of June 30, 2010 was $198,815 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Ser — Series

‡‡	At June 30, 2010, the tax basis cost of the Fund’s investments was $1,646,711 ($ Thousands), and the unrealized appreciation and depreciation were $134,796 ($ Thousands) and ($167,345) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2010

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,380,904	$—	$—	$1,380,904
U.S. Treasury Obligation	—	5,516	—	5,516
Cash Equivalent	28,927	—	—	28,927
Affiliated Partnership	—	198,815	—	198,815

Total Investments in Securities	$1,409,831	$204,331	$—	$1,614,162

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(1,477)	$—	$—	$(1,477)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.9% ‡

Consumer Discretionary — 10.8%
Aaron Rents	5,000	$85
Amazon.com *	142,477	15,567
Autozone *	7,169	1,385
Bed Bath & Beyond * (A)	83,230	3,086
BorgWarner *	2,900	108
Career Education *	15,100	348
Carmax *	33,700	670
Chico’s FAS	2,300	23
Coach	93,139	3,404
Darden Restaurants	13,700	532
DeVry	15,000	787
DIRECTV, Cl A *	149,053	5,056
Discovery Communications, Cl C *	26,200	810
Dollar Tree *	11,100	462
Expedia	21,900	411
Family Dollar Stores	23,800	897
Foot Locker	12,300	155
Gap	600	12
Garmin	19,300	563
Gentex	17,100	307
Guess?	7,900	247
H&R Block	24,900	391
Harman International Industries *	22,200	664
Hasbro	18,100	744
Hillenbrand	3,800	81
Home Depot	8,900	250
John Wiley & Sons, Cl A	15,200	588
Johnson Controls	6,400	172
Kohl’s *	17,600	836
Leggett & Platt	20,900	419
Limited Brands	88,400	1,951
Lowe’s	698,535	14,264
Mattel	47,700	1,009
McDonald’s (A)	361,020	23,780
McGraw-Hill	61,700	1,736
Newell Rubbermaid	6,300	92
Nike, Cl B (A)	252,110	17,030
Nordstrom	3,300	106
NVR *	100	66
Omnicom Group	6,200	213
Panera Bread, Cl A *	9,100	685
PetSmart	27,100	817
Phillips-Van Heusen	700	32
Polo Ralph Lauren	22,600	1,649
priceline.com * (A)	59,400	10,487
RadioShack	4,100	80
Regal Entertainment Group, Cl A	8,300	108
Ross Stores	15,500	826
Royal Caribbean Cruises *	18,700	426
Scripps Networks Interactive, Cl A	31,800	1,283
Snap-On	2,200	90
Staples (A)	522,430	9,952
Starbucks (A)	279,951	6,803
Starwood Hotels & Resorts Worldwide	4,800	199

Description	Shares	Market Value ($ Thousands)
Strayer Education	500	$104
Target	256,812	12,628
Tiffany	33,100	1,255
Time Warner	131,139	3,791
TJX	29,600	1,242
TRW Automotive Holdings *	9,600	265
Urban Outfitters *	48,700	1,675
VF	23,849	1,698
Viacom, Cl B	75,923	2,382
WABCO Holdings *	33,200	1,045
Williams-Sonoma	13,000	323
WMS Industries *	2,400	94
Wyndham Worldwide	25,300	510

		159,756

Consumer Staples — 13.9%
Altria Group	151,697	3,040
Archer-Daniels-Midland	5,400	140
Avon Products	174,822	4,633
Brown-Forman, Cl B	10,100	578
Campbell Soup	27,500	985
Church & Dwight	15,100	947
Clorox	4,400	274
Coca-Cola	441,069	22,106
Coca-Cola Enterprises	35,200	910
Colgate-Palmolive	110,843	8,730
ConAgra Foods	228,410	5,327
Costco Wholesale (A)	207,090	11,355
CVS Caremark	33,631	986
Diageo ADR	117,470	7,370
Estee Lauder, Cl A	54,800	3,054
Flowers Foods	16,000	391
General Mills	88,400	3,140
Green Mountain Coffee Roasters *	23,700	609
Hansen Natural *	19,000	743
Herbalife	8,000	368
HJ Heinz	46,400	2,005
Kellogg (A)	133,000	6,690
Kimberly-Clark	165,171	10,014
Kraft Foods, Cl A	114,740	3,213
Kroger	6,000	118
Lorillard	13,600	979
McCormick	29,400	1,116
Mead Johnson Nutrition, Cl A	159,337	7,986
Molson Coors Brewing, Cl B	900	38
NBTY *	24,600	837
PepsiCo	540,468	32,942
Philip Morris International	153,197	7,022
Procter & Gamble	621,987	37,307
Sara Lee	115,200	1,624
SYSCO	31,700	905
Walgreen (A)	332,910	8,889
Wal-Mart Stores	177,946	8,554
Whole Foods Market *	14,300	515

		206,440

Energy — 4.1%
Cameron International *	5,152	167
Canadian Natural Resources	165,618	5,504
Denbury Resources * (A)	123,402	1,807
Diamond Offshore Drilling	100	6
EOG Resources (A)	89,900	8,843

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Exxon Mobil	37,200	$2,123
FMC Technologies *	1,600	84
Forest Oil *	4,500	123
Halliburton	409,440	10,052
Massey Energy	21,800	596
Occidental Petroleum	40,230	3,104
Plains Exploration & Production *	8,300	171
Range Resources (A)	83,665	3,359
Schlumberger (A)	226,568	12,538
Smith International	26,500	998
Southwestern Energy *	180,530	6,976
Transocean * (A)	90,800	4,207

		60,658

Financials — 4.6%
Aflac	14,834	633
Alexandria Real Estate Equities †	3,600	228
American Express	287,033	11,395
American International Group *	1,000	34
AmeriCredit *	14,000	255
Ameriprise Financial	2,100	76
Axis Capital Holdings	4,600	137
Bank of New York Mellon (A)	230,601	5,694
BlackRock	3,100	445
Capital One Financial	2,600	105
Charles Schwab (A)	203,895	2,891
CME Group	38,925	10,959
Commerce Bancshares	6,300	227
Digital Realty Trust †	10,100	583
Endurance Specialty Holdings	5,200	195
Erie Indemnity, Cl A	2,300	105
Franklin Resources	14,300	1,232
Genworth Financial, Cl A *	92,500	1,209
Goldman Sachs Group	1,000	131
Hanover Insurance Group	2,700	117
Health Care †	3,500	147
IntercontinentalExchange * (A)	70,900	8,014
Jefferies Group	4,700	99
JPMorgan Chase	194,056	7,105
Morgan Stanley	100,370	2,330
MSCI, Cl A *	21,800	597
Nationwide Health Properties †	12,600	451
Northern Trust (A)	84,630	3,952
People’s United Financial (A)	160,430	2,166
Plum Creek Timber †	14,000	483
Public Storage †	2,100	185
Simon Property Group †	3,600	291
SLM *	32,400	337
T. Rowe Price Group	800	35
Waddell & Reed Financial, Cl A	10,700	234
Wells Fargo	218,700	5,598

		68,675

Health Care — 18.1%
Abbott Laboratories	268,944	12,581
Aetna	19,900	525
Alexion Pharmaceuticals *	14,000	717
Allergan	320,744	18,687
Allscripts Healthcare Solutions *	7,000	113
AmerisourceBergen	93,100	2,956
Amgen *	199,975	10,519

Description	Shares	Market Value ($ Thousands)
Amylin Pharmaceuticals *	57,100	$1,073
Baxter International	186,586	7,583
Beckman Coulter	13,300	802
Becton Dickinson	8,200	554
Biogen Idec *	86,380	4,099
BioMarin Pharmaceuticals *	23,200	440
Bio-Rad Laboratories, Cl A *	7,300	631
Bristol-Myers Squibb	145,700	3,634
C.R. Bard	3,500	271
Celgene * (A)	114,360	5,812
Cephalon *	20,200	1,146
Cerner *	12,300	933
Charles River Laboratories International *	6,700	229
Cigna	11,600	360
Community Health Systems *	1,400	47
Covance *	23,800	1,222
Coventry Health Care *	22,400	396
Covidien	154,498	6,208
DaVita *	27,100	1,692
Dendreon *	14,900	482
Dentsply International	4,800	144
Edwards Lifesciences *	50,200	2,812
Eli Lilly	10,400	348
Express Scripts * (A)	199,690	9,390
Gen-Probe *	7,900	359
Genzyme * (A)	204,900	10,403
Gilead Sciences *	254,827	8,735
Henry Schein *	1,000	55
Hill-Rom Holdings	10,700	326
Hospira *	60,700	3,487
Humana *	38,800	1,772
Idexx Laboratories *	3,900	237
Intuitive Surgical *	10,400	3,282
Inverness Medical Innovations *	20,000	533
Johnson & Johnson	552,502	32,631
Kinetic Concepts *	15,000	548
Laboratory Corp of America Holdings * (A)	76,778	5,785
Life Technologies *	28,700	1,356
Lincare Holdings	54,300	1,765
McKesson	30,212	2,029
Medco Health Solutions *	233,282	12,849
Mednax *	5,500	306
Medtronic	290,391	10,532
Merck	188,610	6,596
Mettler Toledo International *	17,900	1,998
Millipore *	1,000	107
Mylan Laboratories *	108,700	1,852
Novo Nordisk ADR (A)	99,500	8,061
Omnicare	5,300	126
Patterson	49,400	1,409
PerkinElmer	13,800	285
Perrigo	39,900	2,357
Pfizer	519,370	7,406
Quest Diagnostics	12,000	597
ResMed *	39,200	2,384
St. Jude Medical *	266,903	9,633
Stryker	45,800	2,293
Tenet Healthcare *	150,100	652
Teva Pharmaceutical Industries ADR	109,097	5,672

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Thermo Fisher Scientific *	62,889	$3,085
United Therapeutics *	25,600	1,249
UnitedHealth Group	410,099	11,647
Valeant Pharmaceuticals International *	36,600	1,914
Varian Medical Systems *	31,600	1,652
Vertex Pharmaceuticals *	11,700	385
Waters *	24,700	1,598
WellPoint *	20,600	1,008

		267,362

Industrials — 7.8%
3M	174,474	13,782
Ametek	2,900	116
Avery Dennison	10,700	344
BE Aerospace *	3,900	99
Boeing (A)	143,605	9,011
Bucyrus International, Cl A	8,100	384
Carlisle	7,200	260
Caterpillar	13,500	811
Continental Airlines, Cl B *	18,600	409
Con-way	3,800	114
Copa Holdings, Cl A	16,700	739
Corrections Corp of America *	4,500	86
Crane	900	27
Cummins	81,545	5,311
Danaher	177,896	6,604
Deere	18,000	1,002
Delta Air Lines *	94,200	1,107
Dover	23,600	986
Emerson Electric (A)	105,759	4,621
Equifax	17,900	502
Expeditors International of Washington (A)	293,400	10,125
Fastenal	4,500	226
General Dynamics	8,000	468
Goodrich (A)	107,400	7,115
Honeywell International	11,400	445
Hubbell, Cl B	2,400	95
ITT	600	27
Kansas City Southern *	18,600	676
Lennox International	8,800	366
Lockheed Martin	1,304	97
Norfolk Southern	19,000	1,008
Northrop Grumman	11,700	637
Owens Corning *	10,200	305
Pall	4,000	138
Precision Castparts	21,021	2,164
Quanta Services * (A)	244,600	5,051
Raytheon	144,781	7,006
Republic Services	3,100	92
Rockwell Automation	8,600	422
Rockwell Collins	141,617	7,524
RR Donnelley & Sons	17,400	285
Southwest Airlines	154,900	1,721
Spirit Aerosystems Holdings, Cl A *	5,000	95
Teleflex	12,900	700
Thomas & Betts *	3,600	125
Toro	2,400	118
TransDigm Group	24,900	1,271
Union Pacific	400	28

Description	Shares	Market Value ($ Thousands)
United Technologies	271,201	$17,604
Verisk Analytics, Cl A *	5,400	162
Waste Connections *	26,800	935
Waste Management	18,000	563
WW Grainger	23,400	2,327

		116,236

Information Technology — 32.3%
Adobe Systems *	319,490	8,444
Advanced Micro Devices *	19,500	143
Agilent Technologies *	139,200	3,958
Akamai Technologies *	35,700	1,448
Alliance Data Systems *	5,200	309
Altera	6,700	166
Amdocs *	12,200	328
Amphenol, Cl A	600	24
Analog Devices	33,800	942
Ansys *	19,400	787
Apple *	280,665	70,596
Autodesk *	162,900	3,968
Automatic Data Processing	5,600	225
Avnet *	3,100	75
BMC Software *	1,400	48
Broadcom, Cl A (A)	91,390	3,013
Cisco Systems *	1,789,653	38,138
Citrix Systems * (A)	199,993	8,446
Cognizant Technology Solutions, Cl A *	80,000	4,005
Corning (A)	485,449	7,840
Cree *	53,000	3,182
Dell *	63,729	769
Dolby Laboratories, Cl A *	15,700	984
DST Systems	300	11
eBay *	87,500	1,716
EMC *	899,531	16,461
Equinix * (A)	39,430	3,203
F5 Networks *	47,500	3,257
Factset Research Systems	8,800	589
Fidelity National Information Services	42,585	1,142
Flir Systems *	24,900	724
Global Payments	27,000	987
Google, Cl A *	70,525	31,380
Harris	30,500	1,270
Hewitt Associates, Cl A *	7,600	262
Hewlett-Packard	400,423	17,330
IAC *	8,000	176
Intel	355,199	6,909
International Business Machines	120,174	14,839
Intuit *	258,400	8,985
Jabil Circuit	22,800	303
JDS Uniphase *	22,000	217
Juniper Networks *	2,500	57
Lam Research *	2,900	110
Lender Processing Services	30,300	949
Linear Technology	14,600	406
Marvell Technology Group *	103,800	1,636
Mastercard, Cl A (A)	60,250	12,022
Maxim Integrated Products	9,800	164
Microchip Technology	6,700	186
Micron Technology *	34,200	290

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Microsoft	2,129,083	$48,990
Motorola *	26,700	174
National Instruments	42,700	1,357
NetApp * (A)	142,650	5,322
Novellus Systems *	800	20
Nuance Communications * (A)	304,900	4,558
Nvidia *	6,900	70
Oracle	975,902	20,943
Paychex (A)	368,793	9,577
QLogic *	19,800	329
Qualcomm	798,723	26,230
Rackspace Hosting * (A)	309,000	5,667
Rambus *	19,900	349
Red Hat * (A)	191,000	5,528
Rovi *	21,600	819
Salesforce.com * (A)	71,842	6,165
SanDisk *	22,900	963
Seagate Technology *	161,400	2,105
Silicon Laboratories *	5,900	239
Sybase *	10,400	672
Symantec *	334,800	4,647
Teradata * (A)	253,100	7,715
Texas Instruments	93,010	2,165
Total System Services	14,200	193
VeriSign * (A)	304,300	8,079
Visa, Cl A	295,873	20,933
VMware, Cl A *	1,400	88
WebMD Health, Cl A *	39,221	1,821
Western Digital *	27,100	817
Western Union	174,830	2,607
Xerox	15,428	124
Xilinx (A)	164,960	4,167
Zebra Technologies, Cl A *	22,000	558

		477,410

Materials — 2.7%
Air Products & Chemicals	10,800	700
Allegheny Technologies (A)	133,543	5,901
Alpha Natural Resources *	18,800	637
Ball	3,000	158
CF Industries Holdings	2,238	142
Cliffs Natural Resources	2,400	113
Compass Minerals International	5,400	380
E.I. Du Pont de Nemours	25,200	872
Ecolab (A)	74,040	3,325
International Flavors & Fragrances	15,600	662
Lubrizol	31,000	2,489
Monsanto (A)	179,811	8,311
Mosaic	13,000	507
Nalco Holding	214,900	4,397
Packaging Corp of America	3,800	84
Praxair (A)	52,016	3,953
RPM International	11,400	203
Southern Copper	4,600	122
Syngenta ADR	116,800	5,355
Walter Energy	23,200	1,412

		39,723

Telecommunication Services — 2.3%
American Tower, Cl A *	366,326	16,301
Crown Castle International * (A)	427,787	15,939
Frontier Communications	67,900	483

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
NII Holdings *	5,000	$163
SBA Communications, Cl A *	23,600	803
tw telecom , Cl A *	6,300	105
Windstream	42,400	448

		34,242

Utilities — 0.3%
AES *	84,400	780
American Water Works	4,000	83
Centerpoint Energy	166,900	2,196
Constellation Energy Group	15,000	484
DPL	4,000	95
Integrys Energy Group	9,600	420
ITC Holdings	14,000	741

		4,799

Total Common Stock (Cost $1,278,316) ($ Thousands)		1,435,301

AFFILIATED PARTNERSHIP — 12.9%
SEI Liquidity Fund, L.P.,
0.240% (B) ** ††	194,573,695	190,655

Total Affiliated Partnership (Cost $194,574) ($ Thousands)		190,655

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110% ** ††	46,202,646	46,203

Total Cash Equivalent (Cost $46,203) ($ Thousands)		46,203

U. S. TREASURY OBLIGATION (C) (D) — 0.3%
U.S. Treasury Bills
0.200%, 12/16/10	$4,156	4,152

Total U.S. Treasury Obligation (Cost $4,152) ($ Thousands)		4,152

Total Investments — 113.2% (Cost $1,523,245) ($ Thousands) ‡‡
		$1,676,311

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Composite Index	62	Sep-2010	$(925)

For the period ended June 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2010

Percentages are based on Net Assets of $1,480,211 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at June 30, 2010. The total market value of securities on loan at June 30, 2010 was $187,474 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2010 was $190,655 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

‡‡	At June 30, 2010, the tax basis cost of the Fund’s investments was $1,523,245 ($ Thousands), and the unrealized appreciation and depreciation were $202,472 ($ Thousands) and ($49,406) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The Following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,435,301	$—	$—	$1,435,301
U.S. Treasury Obligation	—	4,152	—	4,152
Cash Equivalent	46,203	—	—	46,203
Affiliated Partnership	—	190,655	—	190,655

Total Investments in Securities	$1,481,504	$194,807	$—	$1,676,311

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(925)	$—	$—	$(925)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.2%

Consumer Discretionary — 10.3%
Abercrombie & Fitch, Cl A	1,426	$44
Advance Auto Parts (A)	1,200	60
Aeropostale * (A)	4,000	115
Amazon.com *	92,433	10,099
American Eagle Outfitters	3,150	37
American Greetings, Cl A (A)	16,300	306
Apollo Group, Cl A *	1,525	65
Autoliv (A)	22,650	1,084
Autonation * (A)	4,100	80
Autozone * (A)	5,919	1,144
Barnes & Noble (A)	850	11
Bed Bath & Beyond *	4,400	163
Best Buy (A)	6,980	236
Big Lots *	1,557	50
Blyth	6,500	221
BorgWarner * (A)	2,300	86
Brinker International	5,400	78
Cablevision Systems, Cl A	6,700	161
Career Education * (A)	4,000	92
Carmax *	6,383	127
Carnival (A)	9,000	272
Carter’s *	2,900	76
Cavco Industries *	130	5
CBS, Cl B (A)	86,400	1,117
Chico’s FAS	33,700	333
Chipotle Mexican Grill, Cl A *	800	109
Clear Channel Outdoor Holdings, Cl A *	5,800	50
Coach (A)	137,845	5,038
Comcast, Cl A	441,800	7,674
Cooper Tire & Rubber (A)	7,600	148
Core-Mark Holding *	2,500	68
Darden Restaurants	3,127	122
Deckers Outdoor *	2,000	286
DeVry	1,021	54
Dick’s Sporting Goods *	3,700	92
DIRECTV, Cl A *	202,712	6,876
Discovery Communications, Cl C * (A)	5,040	156
DISH Network, Cl A	18,249	331
Dollar Tree *	1,244	52
DR Horton (A)	6,500	64
Eastman Kodak * (A)	557,400	2,419
Expedia	9,800	184
Family Dollar Stores (A)	1,500	56
Finish Line, Cl A	2,500	35
Ford Motor * (A)	225,100	2,269
Fossil *	1,600	56
GameStop, Cl A *	3,622	68
Gannett (A)	84,500	1,137
Gap (A)	165,900	3,228
Garmin (A)	2,100	61
Gentex	5,500	99
Genuine Parts	850	34
Goodyear Tire & Rubber * (A)	6,550	65
H&R Block	5,900	93
Harman International Industries *	4,200	126
Hasbro (A)	29,895	1,229

Description	Shares	Market Value ($ Thousands)
Hillenbrand	6,100	$130
Home Depot	49,200	1,381
International Game Technology	2,853	45
Interpublic Group * (A)	13,000	93
ITT Educational Services * (A)	12,000	996
J.C. Penney (A)	84,130	1,807
Jarden	4,100	110
John Wiley & Sons, Cl A	3,400	131
Johnson Controls	41,359	1,111
Jones Apparel Group	7,400	117
KB Home	4,700	52
Kohl’s *	4,900	233
Lamar Advertising, Cl A *	7,300	179
Las Vegas Sands * (A)	5,600	124
La-Z-Boy, Cl Z * (A)	5,900	44
Leggett & Platt	31,000	622
Lennar, Cl A (A)	5,100	71
Liberty Global, Cl A *	14,200	369
Liberty Media — Capital, Ser A *	10,500	440
Liberty Media — Interactive, Cl A *	13,150	138
Liberty Media — Starz *	9,206	477
Limited Brands	5,100	113
Lincoln Educational Services *	1,700	35
LKQ *	12,300	237
Lowe’s	283,792	5,795
Macy’s	100,200	1,793
Madison Square Garden, Cl A *	1,675	33
Marriott International, Cl A (A)	7,097	213
Mattel	3,500	74
McDonald’s	169,686	11,177
McGraw-Hill	4,000	113
Mohawk Industries * (A)	2,829	129
NetFlix * (A)	400	44
New York Times, Cl A * (A)	10,200	88
News, Cl A	159,800	1,911
Nike, Cl B (A)	101,400	6,850
Nordstrom (A)	4,900	158
NVR *	100	65
Omnicom Group (A)	6,000	206
O’Reilly Automotive * (A)	6,600	314
Penn National Gaming *	2,300	53
Perry Ellis International *	1,000	20
PetSmart (A)	27,808	839
Polaris Industries (A)	20,800	1,136
Polo Ralph Lauren	900	66
Pre-Paid Legal Services * (A)	1,100	50
priceline.com * (A)	23,100	4,078
Pulte Homes * (A)	3,200	26
RadioShack	45,100	880
Ross Stores	38,100	2,030
Royal Caribbean Cruises *	3,900	89
Sally Beauty Holdings * (A)	10,300	84
Scholastic	1,700	41
Sears Holdings * (A)	43,000	2,780
Snap-On	778	32
Stanley Black & Decker	4,250	215
Staples (A)	199,427	3,799
Starbucks (A)	156,373	3,800
Starwood Hotels & Resorts Worldwide	3,600	149
Strayer Education (A)	800	166

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Target (A)	109,029	$5,361
Tempur-Pedic International *	25,200	775
Thor Industries	4,800	114
Tiffany	1,800	68
Tim Hortons	1,500	48
Timberland, Cl A *	2,800	45
Time Warner	339,664	9,820
Time Warner Cable, Cl A (A)	93,524	4,871
TJX (A)	36,200	1,519
TRW Automotive Holdings *	40,400	1,114
Tupperware Brands	3,100	123
Urban Outfitters *	2,500	86
VF (A)	23,070	1,642
Viacom, Cl B	10,400	326
Virgin Media (A)	12,500	209
Walt Disney (A)	138,757	4,371
Warnaco Group *	3,700	134
Washington Post, Cl B	100	41
Whirlpool (A)	27,600	2,424
Wyndham Worldwide (A)	13,000	262
Wynn Resorts	500	38
Yum! Brands	64,300	2,510

		142,593

Consumer Staples — 9.9%
Altria Group (A)	59,810	1,199
Archer-Daniels-Midland	110,457	2,852
Avon Products	7,636	202
BJ’s Wholesale Club * (A)	31,357	1,161
Brown-Forman, Cl B	20,900	1,196
Bunge	6,300	310
Campbell Soup	57,000	2,042
Chiquita Brands International * (A)	26,000	316
Church & Dwight	800	50
Clorox	2,969	185
Coca-Cola	239,956	12,027
Coca-Cola Enterprises	6,100	158
Colgate-Palmolive	71,819	5,656
ConAgra Foods	271,650	6,335
Constellation Brands, Cl A *	3,000	47
Corn Products International (A)	24,400	739
Costco Wholesale (A)	49,900	2,736
CVS Caremark	195,170	5,722
Del Monte Foods	145,900	2,100
Diageo ADR	53,000	3,325
Dr Pepper Snapple Group	30,300	1,133
Energizer Holdings *	1,628	82
Estee Lauder, Cl A	3,500	195
General Mills	50,968	1,810
Herbalife	53,100	2,445
Hershey	1,900	91
HJ Heinz	3,797	164
Hormel Foods	2,000	81
JM Smucker	3,700	223
Kellogg (A)	50,258	2,528
Kimberly-Clark	122,352	7,418
Kraft Foods, Cl A (A)	53,444	1,496
Kroger (A)	165,352	3,256
Lorillard	5,450	392
McCormick	2,100	80
Mead Johnson Nutrition, Cl A	70,237	3,520

Description	Shares	Market Value ($ Thousands)
NBTY *	1,100	$38
PepsiCo	178,050	10,852
Philip Morris International	85,874	3,937
Prestige Brands Holdings *	18,600	132
Procter & Gamble	499,121	29,937
Reynolds American (A)	37,900	1,975
Safeway (A)	114,417	2,249
Sanderson Farms (A)	5,300	269
Sara Lee (A)	105,500	1,488
Smithfield Foods * (A)	2,500	37
SUPERVALU	77,400	839
SYSCO (A)	9,150	261
Tyson Foods, Cl A (A)	54,900	900
Walgreen	181,264	4,840
Wal-Mart Stores	126,148	6,064
Whole Foods Market *	3,700	133

		137,223

Energy — 8.5%
Anadarko Petroleum	16,000	577
Apache (A)	54,935	4,625
Arch Coal	4,000	79
Atwood Oceanics *	7,500	191
Baker Hughes (A)	6,603	274
Cabot Oil & Gas	1,500	47
Cameron International *	3,800	124
Canadian Natural Resources	103,230	3,430
Chesapeake Energy (A)	76,500	1,603
Chevron	305,209	20,712
Cimarex Energy (A)	16,443	1,177
Concho Resources * (A)	900	50
ConocoPhillips	238,607	11,713
Consol Energy	4,600	155
Continental Resources *	1,000	45
Denbury Resources * (A)	88,112	1,290
Devon Energy	38,390	2,339
Diamond Offshore Drilling (A)	13,800	858
Dresser-Rand Group *	4,700	148
El Paso (A)	130,356	1,448
Ensco International ADR	3,000	118
EOG Resources (A)	56,400	5,548
Exterran Holdings * (A)	2,700	70
Exxon Mobil	269,749	15,395
FMC Technologies *	1,400	74
Frontline	2,300	66
Halliburton	98,245	2,412
Helmerich & Payne	3,395	124
Hess	44,950	2,263
Marathon Oil (A)	165,400	5,142
Mariner Energy * (A)	2,731	59
Massey Energy	1,900	52
Murphy Oil	85,216	4,223
Nabors Industries *	3,500	62
National Oilwell Varco	63,741	2,108
Newfield Exploration *	2,500	122
Noble	31,500	974
Noble Energy	2,600	157
Occidental Petroleum (A)	58,945	4,548
Oceaneering International *	1,200	54
Oil States International *	27,600	1,092
Patriot Coal * (A)	880	10
Patterson-UTI Energy	49,700	640

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Peabody Energy	8,900	$348
PetroHawk Energy *	5,600	95
Pioneer Natural Resources (A)	4,944	294
Plains Exploration & Production *	4,095	84
Pride International *	2,700	60
Range Resources	54,803	2,200
Rowan *	2,522	55
SandRidge Energy * (A)	7,700	45
Schlumberger (A)	63,660	3,523
SM Energy	1,000	40
Smith International	5,428	204
Southwestern Energy *	54,594	2,110
Spectra Energy	19,743	396
Stone Energy * (A)	24,000	268
Sunoco (A)	46,000	1,599
Swift Energy * (A)	9,800	264
Teekay Shipping	3,100	81
Tidewater (A)	13,450	521
Transocean * (A)	109,250	5,062
Unit *	27,000	1,096
Valero Energy	65,094	1,170
Venoco *	4,800	79
Weatherford International *	14,100	185
Whiting Petroleum * (A)	1,700	133
Williams	67,600	1,236

		117,346

Financials — 17.1%
ACE (A)	27,600	1,421
Affiliated Managers Group *	1,000	61
Aflac	127,260	5,430
Alexandria Real Estate Equities † (A)	1,000	63
Allstate	143,150	4,113
American Equity Investment Life Holding	26,600	274
American Express	222,027	8,814
American Financial Group	61,500	1,680
American International Group * (A)	2,900	100
AmeriCredit * (A)	10,900	199
Ameriprise Financial	96,990	3,504
Annaly Capital Management † (A)	119,813	2,055
AON	4,050	150
Apartment Investment & Management, Cl A † (A)	67,115	1,300
Arthur J. Gallagher	2,600	63
Associated Banc-Corp (A)	14,100	173
Assurant	50,300	1,745
Assured Guaranty	6,600	88
AvalonBay Communities †	1,900	177
Bancorpsouth (A)	2,100	37
Bank of America	1,546,724	22,226
Bank of Hawaii	23,150	1,119
Bank of New York Mellon (A)	211,304	5,217
BB&T (A)	16,600	437
Berkshire Hathaway, Cl B *	141,200	11,252
BlackRock	700	100
Boston Properties † (A)	1,600	114
Brandywine Realty Trust †	64,500	693

Description	Shares	Market Value ($ Thousands)
BRE Properties, Cl A †	2,200	$81
Brookfield Asset Management, Cl A	55,100	1,246
Brown & Brown (A)	2,200	42
Camden Property Trust †	2,200	90
Capital One Financial (A)	161,000	6,488
CB Richard Ellis Group, Cl A *	2,800	38
Center Financial *	9,600	49
Charles Schwab (A)	18,220	258
Chimera Investment †	84,800	306
Chubb (A)	107,000	5,351
Cincinnati Financial (A)	43,600	1,128
CIT Group *	2,500	85
Citigroup * (A)	3,253,900	12,235
CME Group	19,500	5,490
CNA Surety *	1,700	27
Comerica (A)	14,200	523
Commerce Bancshares	2,835	102
Community Trust Bancorp	1,900	48
Compass Diversified Holdings	4,900	66
Credicorp	15,900	1,445
Cullen/Frost Bankers	1,900	98
Digital Realty Trust † (A)	1,300	75
Discover Financial Services	7,500	105
Duke Realty †	21,100	239
E*Trade Financial *	7,000	83
Endurance Specialty Holdings	35,200	1,321
Equity Residential †	4,687	195
Erie Indemnity, Cl A (A)	1,400	64
Everest Re Group	18,700	1,322
Federal Realty Investment Trust † (A)	800	56
Fidelity National Financial, Cl A	5,399	70
Fifth Third Bancorp (A)	13,100	161
First American Financial	2,100	27
First Citizens BancShares, Cl A	600	115
First Horizon National * (A)	15,422	177
Forest City Enterprises, Cl A * (A)	61,000	691
Franklin Resources	24,550	2,116
General Growth Properties †	3,000	40
Genworth Financial, Cl A *	3,400	44
GLG Partners *	20,900	92
Goldman Sachs Group	92,800	12,182
Hanover Insurance Group	4,297	187
Hartford Financial Services Group (A)	63,100	1,396
HCC Insurance Holdings	1,500	37
HCP †	8,700	281
Health Care †	1,371	58
Highwoods Properties † (A)	750	21
Hospitality Properties Trust †	74,600	1,574
Host Hotels & Resorts † (A)	17,409	235
Hudson City Bancorp (A)	145,200	1,778
Huntington Bancshares	221,900	1,229
IntercontinentalExchange * (A)	44,791	5,063
Invesco	6,000	101
Invesco Mortgage Capital †	6,200	124
Investment Technology Group *	2,400	39
Jefferies Group (A)	7,900	167
Jones Lang LaSalle (A)	17,000	1,116
JPMorgan Chase	686,368	25,128

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Keycorp (A)	16,200	$125
Kimco Realty †	3,600	48
Legg Mason (A)	2,100	59
Liberty Property Trust † (A)	1,900	55
Lincoln National	50,500	1,227
Loews (A)	33,900	1,129
M&T Bank (A)	2,500	212
Macerich † (A)	5,935	221
Mack-Cali Realty †	2,700	80
Maiden Holdings	5,500	36
Manulife Financial	1,565	23
Markel *	500	170
Marsh & McLennan	5,906	133
Marshall & Ilsley	11,700	84
MBIA * (A)	7,600	43
Mercury General	34,500	1,430
MetLife	64,500	2,436
Montpelier Re Holdings	27,100	405
Moody’s (A)	3,838	76
Morgan Stanley	154,700	3,591
Nationwide Health Properties †	1,500	54
Nelnet, Cl A	3,200	62
New York Community Bancorp (A)	3,600	55
NewStar Financial *	3,000	19
Northern Trust	6,450	301
NYSE Euronext (A)	143,900	3,976
Old Republic International (A)	5,100	62
OneBeacon Insurance Group, Cl A	4,400	63
Oppenheimer Holdings, Cl A	2,200	53
PartnerRe	1,300	91
People’s United Financial	5,425	73
Plum Creek Timber † (A)	2,090	72
PNC Financial Services Group	70,300	3,972
Popular *	14,800	40
Principal Financial Group	8,000	188
Progressive	10,982	206
Prologis †	9,200	93
Protective Life	10,500	225
Provident Financial Services (A)	3,500	41
Prudential Financial	86,600	4,647
Public Storage †	4,750	418
Ramco-Gershenson Properties †	10,600	107
Raymond James Financial (A)	2,025	50
Rayonier †	4,600	202
Regions Financial	85,400	562
Reinsurance Group of America, Cl A (A)	21,100	964
RenaissanceRe Holdings (A)	20,900	1,176
Resource Capital †	16,000	91
SCBT Financial	2,300	81
Simon Property Group † (A)	7,848	634
SL Green Realty †	700	39
SLM *	7,400	77
StanCorp Financial Group	10,400	422
State Street	12,700	429
Sunstone Hotel Investors * †	33,900	337
SunTrust Banks (A)	27,800	648
SVB Financial Group * (A)	1,550	64
T. Rowe Price Group (A)	33,600	1,491

Description	Shares	Market Value ($ Thousands)
Taubman Centers † (A)	49,400	$1,859
TD Ameritrade Holding * (A)	7,650	117
Torchmark	1,000	49
Transatlantic Holdings	1,400	67
Travelers	115,365	5,682
Unitrin	4,900	125
Unum Group	85,650	1,859
US Bancorp (A)	190,808	4,264
Validus Holdings	22,761	556
Valley National Bancorp (A)	2,276	31
Ventas † (A)	3,400	160
Vornado Realty Trust † (A)	18,643	1,360
Waddell & Reed Financial, Cl A	2,800	61
Walter Investment Management †	876	14
Washington Federal	3,900	63
Weingarten Realty Investors † (A)	4,600	88
Wells Fargo	785,167	20,100
WesBanco	7,300	123
World Acceptance * (A)	5,200	199
XL Capital, Cl A	52,000	833

		236,788

Health Care — 14.5%
Abbott Laboratories	120,058	5,616
Abraxis Bioscience *	6,000	445
Aetna	173,500	4,577
Allergan	182,274	10,619
Allscripts Healthcare Solutions * (A)	14,500	233
AmerisourceBergen	90,376	2,869
Amgen *	245,413	12,909
Amylin Pharmaceuticals * (A)	3,700	69
Baxter International	6,550	266
Beckman Coulter	600	36
Becton Dickinson	10,300	696
Biogen Idec *	36,908	1,751
Boston Scientific *	31,317	182
Bristol-Myers Squibb	175,145	4,368
Bruker BioSciences *	24,400	297
C.R. Bard	3,700	287
Cardinal Health	29,500	991
CareFusion *	6,200	141
Celgene *	73,790	3,750
Cerner * (A)	1,100	84
Charles River Laboratories International * (A)	1,600	55
Cigna	5,040	157
Community Health Systems *	3,300	112
Cooper (A)	2,100	84
Covance *	1,100	56
Coventry Health Care *	54,900	971
Covidien	99,413	3,994
DaVita *	1,425	89
Dendreon * (A)	1,600	52
Dentsply International	2,300	69
Edwards Lifesciences *	1,400	78
Eli Lilly (A)	146,971	4,923
Endo Pharmaceuticals Holdings *	45,900	1,001
Enzon Pharmaceuticals * (A)	3,800	40

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Express Scripts * (A)	74,828	$3,518
Forest Laboratories *	120,400	3,303
Furiex Pharmaceuticals * (A)	433	4
Genzyme * (A)	178,250	9,050
Gilead Sciences *	165,800	5,684
Health Management Associates, Cl A * (A)	9,200	71
Health Net *	52,600	1,282
Henry Schein *	1,000	55
Hologic * (A)	7,600	106
Hospira *	3,100	178
Human Genome Sciences *	3,600	82
Humana *	25,579	1,168
Idexx Laboratories * (A)	8,700	530
Illumina * (A)	1,600	70
Impax Laboratories *	10,300	197
Intuitive Surgical * (A)	4,950	1,562
Invacare (A)	11,500	239
Inverness Medical Innovations * (A)	1,700	45
Johnson & Johnson	444,445	26,249
Kinetic Concepts *	23,400	854
King Pharmaceuticals *	62,950	478
Laboratory Corp of America Holdings *	48,090	3,624
Life Technologies *	14,491	685
Lincare Holdings (A)	23,850	775
McKesson	5,326	358
Medco Health Solutions *	126,286	6,956
Mednax *	1,500	83
Medtronic	178,376	6,470
Merck	328,872	11,501
Mettler Toledo International *	2,850	318
Millipore *	1,400	149
Mylan Laboratories * (A)	7,475	127
Novo Nordisk ADR (A)	57,500	4,659
Patterson	2,100	60
PerkinElmer	5,950	123
Perrigo (A)	12,600	744
Pfizer	1,239,761	17,679
Pharmaceutical Product Development	5,200	132
Quest Diagnostics	2,104	105
ResMed *	900	55
Sirona Dental Systems *	6,700	233
St. Jude Medical *	85,670	3,092
Stryker	5,600	280
SXC Health Solutions *	2,600	190
Tenet Healthcare *	9,200	40
Teva Pharmaceutical Industries ADR	43,385	2,256
Thermo Fisher Scientific *	52,500	2,575
UnitedHealth Group	539,917	15,334
Valeant Pharmaceuticals International * (A)	1,000	52
Varian Medical Systems *	2,900	152
VCA Antech *	2,200	54
Vertex Pharmaceuticals * (A)	2,700	89
Warner Chilcott, Cl A *	1,700	39
Waters *	1,600	104
Watson Pharmaceuticals *	2,900	118
WellPoint *	89,544	4,381

Description	Shares	Market Value ($ Thousands)
Zimmer Holdings *	25,026	$1,353

		201,537

Industrials — 8.9%
3M	86,898	6,864
Aecom Technology *	1,500	35
AGCO *	1,600	43
Altra Holdings *	1,900	25
Ametek	9,200	369
AMR * (A)	25,300	172
Avery Dennison	1,300	42
Boeing (A)	112,039	7,030
Bucyrus International, Cl A	1,500	71
C.H. Robinson Worldwide (A)	2,502	139
Caterpillar (A)	11,935	717
Chicago Bridge & Iron *	4,600	87
Cintas	1,700	41
CNH Global	1,600	36
Continental Airlines, Cl B * (A)	7,650	168
Con-way (A)	3,100	93
Cooper Industries, Cl A	5,000	220
Copart *	1,600	57
Courier	1,700	21
Crane	2,750	83
CSX	51,762	2,569
Cummins	55,192	3,595
Danaher	76,486	2,839
Deere	24,600	1,370
Delta Air Lines * (A)	8,100	95
Donaldson	1,900	81
Dover	17,200	719
Dun & Bradstreet	15,100	1,013
DXP Enterprises *	1,500	23
Eaton	10,379	679
Emerson Electric (A)	86,475	3,778
EnerSys *	2,100	45
Equifax	2,500	70
Expeditors International of Washington (A)	155,000	5,349
Fastenal (A)	2,800	141
FedEx	25,633	1,797
Flowserve	2,004	170
Fluor (A)	4,700	200
Foster Wheeler *	2,100	44
FTI Consulting * (A)	2,100	91
Gardner Denver	22,100	985
GATX (A)	1,600	43
General Cable *	4,500	120
General Dynamics	65,106	3,813
General Electric	1,165,355	16,804
Goodrich	33,850	2,243
Harsco	2,300	54
Hertz Global Holdings *	4,200	40
Honeywell International (A)	46,263	1,806
IDEX	3,000	86
Illinois Tool Works	20,929	864
Ingersoll-Rand	4,300	148
Iron Mountain	3,625	81
ITT	15,900	714
Jacobs Engineering Group * (A)	3,140	114
John Bean Technologies	216	3
Joy Global	10,800	541

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Kansas City Southern *	9,800	$356
KBR (A)	53,700	1,092
Kennametal (A)	18,000	458
L-3 Communications Holdings (A)	41,200	2,919
Landstar System	5,100	199
Lockheed Martin (A)	21,870	1,629
Manitowoc	4,100	37
Manpower	800	35
McDermott International *	7,600	165
MSC Industrial Direct, Cl A	2,000	101
NACCO Industries, Cl A	1,100	98
Norfolk Southern	23,590	1,251
Northrop Grumman (A)	109,434	5,958
Oshkosh Truck *	29,200	910
Owens Corning *	6,500	194
PACCAR (A)	6,134	245
Pall	2,322	80
Parker Hannifin	33,675	1,868
Pentair	2,400	77
Precision Castparts	3,200	329
Quanta Services * (A)	112,600	2,325
Raytheon (A)	148,295	7,176
Regal-Beloit	1,800	101
Republic Services	7,345	218
Robert Half International	1,300	31
Rockwell Automation	6,800	334
Rockwell Collins	80,736	4,289
Roper Industries	1,900	106
RR Donnelley & Sons	126,500	2,071
Shaw Group *	1,550	53
Skywest	821	10
Southwest Airlines	20,700	230
SPX	749	39
Standex International	800	20
Teleflex	2,000	109
Thomas & Betts *	1,900	66
Timken	3,800	99
Trinity Industries (A)	5,700	101
Tyco International (A)	87,111	3,069
Union Pacific	31,600	2,197
United Parcel Service, Cl B	22,300	1,269
United Technologies	147,546	9,577
URS *	1,700	67
USG *	2,900	35
Waste Management (A)	11,218	351
WW Grainger (A)	13,209	1,314

		122,698

Information Technology — 19.2%
Accenture, Cl A	7,500	290
Activision Blizzard	71,900	754
Adobe Systems *	197,936	5,231
Advent Software * (A)	1,378	65
Agilent Technologies * (A)	4,050	115
Akamai Technologies *	5,500	223
Altera (A)	9,400	233
Amdocs *	36,900	991
Amphenol, Cl A	2,800	110
Analog Devices	4,050	113
AOL *	8,560	178
Apple *	135,991	34,206

Description	Shares	Market Value ($ Thousands)
Applied Materials	25,700	$309
Arris Group *	10,500	107
Arrow Electronics *	5,000	112
Autodesk * (A)	85,309	2,078
Automatic Data Processing (A)	12,718	512
Avnet * (A)	61,100	1,473
BMC Software *	6,848	237
Brightpoint *	3,000	21
Broadcom, Cl A (A)	34,700	1,144
Broadridge Financial Solutions	3,000	57
CA	161,897	2,979
Cadence Design Systems *	11,100	64
Ciena * (A)	6,400	81
Cisco Systems *	821,834	17,513
Citrix Systems * (A)	105,179	4,442
Cognizant Technology Solutions, Cl A *	4,456	223
Computer Sciences	24,400	1,104
Convergys *	7,400	72
CoreLogic	2,100	37
Corning	351,076	5,670
Cree *	1,200	72
Cypress Semiconductor * (A)	6,250	63
Dell *	26,200	316
Diebold	1,700	46
Dolby Laboratories, Cl A * (A)	2,035	128
DST Systems	850	31
eBay *	162,334	3,183
EMC *	618,239	11,314
Equinix * (A)	800	65
F5 Networks *	1,800	124
Factset Research Systems (A)	900	60
Fairchild Semiconductor International *	26,900	226
Fidelity National Information Services	6,909	185
First Solar * (A)	1,200	137
Fiserv *	2,242	102
Global Payments (A)	2,000	73
Google, Cl A *	28,310	12,597
Harris	54,900	2,287
Hewitt Associates, Cl A *	1,500	52
Hewlett-Packard	293,172	12,689
IAC *	3,695	81
Ingram Micro, Cl A *	104,400	1,586
Intel	508,636	9,893
Interactive Intelligence *	3,600	59
International Business Machines	86,808	10,719
International Rectifier *	3,500	65
Intersil, Cl A (A)	4,000	48
Intuit * (A)	161,031	5,599
Jabil Circuit	1,600	21
JDS Uniphase *	3,700	36
Juniper Networks * (A)	12,146	277
Lam Research *	1,300	49
Lender Processing Services	3,732	117
Lexmark International, Cl A * (A)	27,400	905
Linear Technology	8,300	231
LSI Logic *	12,300	57
Marvell Technology Group *	67,200	1,059

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Mastercard, Cl A (A)	24,100	$4,809
Maxim Integrated Products (A)	11,200	187
McAfee *	8,700	267
MEMC Electronic Materials *	8,000	79
Microchip Technology	2,350	65
Micron Technology * (A)	133,200	1,131
Microsoft	1,035,920	23,837
Monster Worldwide * (A)	3,200	37
Motorola * (A)	44,800	292
National Semiconductor	9,100	122
NetApp *	11,496	429
NeuStar, Cl A *	28,600	590
Novell *	13,200	75
Nuance Communications * (A)	133,700	1,999
Nvidia * (A)	12,250	125
Oracle	342,640	7,353
Paychex (A)	190,435	4,946
Plantronics	2,700	77
Polycom *	1,164	35
QLogic *	4,200	70
Qualcomm	375,763	12,340
Rackspace Hosting * (A)	137,600	2,524
Rambus * (A)	5,000	88
Red Hat * (A)	72,600	2,101
Rovi * (A)	3,923	149
SAIC * (A)	13,600	228
Salesforce.com * (A)	30,830	2,646
SanDisk *	8,400	353
Seagate Technology * (A)	158,000	2,060
Silicon Laboratories * (A)	8,500	345
SunPower, Cl A *	5,300	64
Sybase *	1,300	84
Symantec *	297,014	4,123
Synopsys *	10,800	225
Tech Data *	24,600	876
Tellabs	11,600	74
Teradata *	120,100	3,661
Teradyne * (A)	9,800	96
Texas Instruments (A)	343,000	7,985
TIBCO Software *	12,000	145
Trimble Navigation * (A)	2,600	73
Tyco Electronics	12,900	327
Verigy *	863	8
VeriSign * (A)	179,554	4,767
Visa, Cl A	152,522	10,791
Vishay Intertechnology *	81,300	629
VMware, Cl A * (A)	2,000	125
WebMD Health, Cl A *	2,596	121
Western Digital *	71,550	2,158
Western Union	40,588	605
Xerox	249,428	2,005
Xilinx (A)	4,600	116
Yahoo! * (A)	179,350	2,480
Zebra Technologies, Cl A *	2,400	61

		266,254

Materials — 2.8%
Air Products & Chemicals	3,550	230
Airgas	1,700	106
AK Steel Holding	6,500	77
Albemarle	1,100	44
Alcoa (A)	53,400	537

Description	Shares	Market Value ($ Thousands)
Allegheny Technologies (A)	84,490	$3,734
Alpha Natural Resources *	2,600	88
Aptargroup	1,100	42
Ashland (A)	46,100	2,140
Ball	18,200	962
Bemis	2,400	65
Boise * (A)	27,400	150
Cabot	7,200	173
Carpenter Technology	1,200	39
Celanese, Ser A (A)	21,800	543
CF Industries Holdings	5,200	330
Cliffs Natural Resources	1,800	85
Commercial Metals	3,100	41
Crown Holdings *	2,200	55
Dow Chemical (A)	9,975	237
E.I. Du Pont de Nemours (A)	17,300	598
Eagle Materials (A)	753	19
Eastman Chemical	47,500	2,534
Ecolab (A)	7,600	341
FMC	900	52
Freeport-McMoRan Copper & Gold, Cl B	40,650	2,404
Gerdau Ameristeel *	4,000	44
Greif, Cl A	1,500	83
Huntsman	4,200	36
International Flavors & Fragrances	1,400	59
International Paper	42,900	971
Kaiser Aluminum (A)	1,000	35
Koppers Holdings	4,900	110
Lubrizol	34,700	2,787
Martin Marietta Materials (A)	550	47
MeadWestvaco	7,400	164
Monsanto (A)	77,666	3,590
Mosaic	3,000	117
Nalco Holding	119,100	2,437
NewMarket	1,600	140
Newmont Mining	14,100	871
Nucor (A)	21,700	831
OM Group *	2,300	55
Owens-Illinois *	24,350	644
Pactiv *	1,632	45
PPG Industries	3,000	181
Praxair (A)	5,100	387
Reliance Steel & Aluminum	1,700	61
Rock-Tenn, Cl A	19,300	959
Royal Gold (A)	1,938	93
RPM International	1,500	27
Schulman A	2,100	40
Sealed Air	6,700	132
Sherwin-Williams (A)	17,700	1,225
Sigma-Aldrich	2,200	110
Sonoco Products	26,600	811
Southern Copper (A)	62,011	1,646
Spartech *	5,100	52
Steel Dynamics	6,500	86
Syngenta ADR (A)	67,700	3,104
Temple-Inland	16,100	333
Titanium Metals *	2,700	47
United States Steel (A)	1,568	60
Vulcan Materials	4,100	180
Walter Energy	7,400	450

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Weyerhaeuser	2,300	$81

		38,757

Telecommunication Services — 3.4%
American Tower, Cl A *	120,080	5,344
AT&T	831,846	20,122
Atlantic Telegraph-Network	3,100	128
CenturyTel (A)	38,268	1,275
Crown Castle International *	149,500	5,570
Leap Wireless International *	3,000	39
MetroPCS Communications *	51,700	423
NII Holdings *	2,900	94
Qwest Communications International (A)	19,518	102
SBA Communications, Cl A * (A)	2,100	71
Sprint Nextel *	374,000	1,586
Telephone & Data Systems, Cl L	1,300	35
Telephone & Data Systems	1,900	58
US Cellular *	33,676	1,386
Verizon Communications	405,059	11,350
Windstream (A)	8,323	88

		47,671

Utilities — 3.6%
AES *	760,450	7,027
AGL Resources	34,900	1,250
Allegheny Energy	4,200	87
Alliant Energy	68,000	2,158
Ameren	40,600	965
American Electric Power	84,600	2,733
American Water Works	9,000	185
Aqua America (A)	2,033	36
Atmos Energy	1,700	46
Calpine *	6,300	80
Centerpoint Energy	9,500	125
CMS Energy (A)	82,900	1,214
Consolidated Edison (A)	6,500	280
Constellation Energy Group	10,910	352
Dominion Resources (A)	14,783	573
DPL	2,000	48
DTE Energy (A)	55,600	2,536
Duke Energy (A)	21,544	345
Dynegy, Cl A * (A)	1,360	5
Edison International (A)	110,800	3,515
Energen	42,100	1,866
Entergy	36,348	2,603
Equities	2,100	76
Exelon	80,176	3,044
FirstEnergy (A)	35,600	1,254
Great Plains Energy	3,500	59
Hawaiian Electric Industries (A)	3,200	73
Mirant *	128,900	1,361
National Fuel Gas	1,300	60
NextEra Energy	6,438	314
NiSource	12,500	181
NRG Energy *	48,100	1,020
NSTAR	7,000	245
NV Energy (A)	36,000	425
OGE Energy	48,974	1,791
Oneok	4,000	173
Pepco Holdings	55,000	862

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)
PG&E	46,450	$1,909
Pinnacle West Capital	25,300	920
PPL	9,700	242
Progress Energy	5,500	216
Public Service Enterprise Group	94,000	2,945
Questar	3,500	159
RRI Energy *	17,400	66
SCANA	13,300	476
Sempra Energy (A)	34,347	1,607
Southern	19,064	634
Southern Union	38,900	851
Wisconsin Energy	1,000	51
Xcel Energy	8,453	174

		49,217

Total Common Stock (Cost $1,265,005) ($ Thousands)		1,360,084

AFFILIATED PARTNERSHIP — 16.5%
SEI Liquidity Fund, L.P.,
0.240% (B) ** ††	233,038,431	228,451

Total Affiliated Partnership (Cost $233,038) ($ Thousands)		228,451

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110% ** ††	26,617,518	26,618

Total Cash Equivalent (Cost $26,618) ($ Thousands)		26,618

U.S. TREASURY OBLIGATION (C) (D) —0.5%
U.S. Treasury Bills
0.200%, 12/16/10	$6,212	6,205

Total U.S. Treasury Obligation (Cost $6,206) ($ Thousands)		6,205

Total Investments — 117.1% ( Cost $1,530,867) ($ Thousands) ‡		$1,621,358

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:
Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index EMINI	3	Sep-2010	$(4)
S&P 500 Composite Index	85	Sep-2010	(1,085)
S&P Mid 400 Index E- MINI	43	Sep-2010	(158)

			$(1,247)

For the period ended June 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2010

Percentages are based on Net Assets of $1,384,926 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2010.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at June 30, 2010. The total market value of securities on loan at June 30, 2010 was $224,304 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2010 was $228,451 ($ Thousands).
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

‡	At June 30, 2010, the tax basis cost of the Fund’s investments was $1,530,867 ($ Thousands), and the unrealized appreciation and depreciation were $193,206 ($ Thousands) and ($102,715) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,360,084	$—	$—	$1,360,084
U.S. Treasury Obligation	—	6,205	—	6,205
Cash Equivalent	26,618	—	—	26,618
Affiliated Partnership	—	228,451	—	228,451

Total Investments in Securities	$1,386,702	$234,656	$—	$1,621,358

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,247)	$—	$—	$(1,247)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.4%

Consumer Discretionary — 9.9%
Abercrombie & Fitch, Cl A (A)	11,300	$347
Amazon.com *	45,900	5,015
Apollo Group, Cl A *	17,703	752
Autonation * (A)	13,326	260
Autozone * (A)	3,894	752
Bed Bath & Beyond * (A)	35,933	1,332
Best Buy (A)	44,641	1,512
Big Lots *	9,913	318
Carmax *	28,500	567
Carnival	56,984	1,723
CBS, Cl B (A)	88,101	1,139
Coach (A)	41,510	1,517
Comcast, Cl A	377,022	6,549
Darden Restaurants	18,813	731
DeVry	8,200	430
DIRECTV, Cl A *	118,500	4,020
Discovery Communications, Cl A * (A)	37,300	1,332
DR Horton (A)	38,649	380
Eastman Kodak * (A)	31,610	137
Expedia (A)	26,700	501
Family Dollar Stores (A)	17,322	653
Ford Motor * (A)	456,380	4,600
Fortune Brands (A)	20,819	816
GameStop, Cl A * (A)	18,600	350
Gannett (A)	33,547	452
Gap (A)	59,131	1,151
Genuine Parts	20,136	795
Goodyear Tire & Rubber * (A)	30,693	305
H&R Block	42,804	672
Harley-Davidson (A)	29,908	665
Harman International Industries *	8,500	254
Hasbro (A)	16,391	674
Home Depot (A)	224,596	6,304
International Game Technology	41,056	645
Interpublic Group * (A)	63,501	453
J.C. Penney (A)	30,680	659
Johnson Controls	90,757	2,439
Kohl’s *	40,047	1,902
Leggett & Platt	19,454	390
Lennar, Cl A (A)	23,507	327
Limited Brands (A)	37,127	819
Lowe’s	186,436	3,807
Macy’s	54,564	977
Marriott International, Cl A (A)	35,252	1,055
Mattel	44,918	950
McDonald’s (A)	143,570	9,457
McGraw-Hill	40,521	1,140
Meredith (A)	5,363	167
New York Times, Cl A * (A)	14,392	124
Newell Rubbermaid (A)	36,747	538
News, Cl A (A)	302,433	3,617
Nike, Cl B (A)	52,194	3,526
Nordstrom (A)	21,902	705
Office Depot * (A)	38,120	154
Omnicom Group (A)	40,304	1,382
O’Reilly Automotive * (A)	18,900	899
Polo Ralph Lauren (A)	8,800	642

Description	Shares	Market Value ($ Thousands)
priceline.com * (A)	5,980	$1,056
Pulte Homes * (A)	41,982	348
RadioShack	15,025	293
Ross Stores	15,834	844
Scripps Networks Interactive, Cl A	11,600	468
Sears Holdings * (A)	6,065	392
Snap-On	6,953	284
Stanley Black & Decker (A)	21,435	1,083
Staples	98,814	1,882
Starbucks (A)	100,458	2,441
Starwood Hotels & Resorts Worldwide	24,035	996
Target	98,619	4,849
Tiffany	15,773	598
Time Warner	152,712	4,415
Time Warner Cable, Cl A (A)	47,683	2,483
TJX (A)	52,867	2,218
Urban Outfitters *	17,000	585
VF	11,214	798
Viacom, Cl B	81,801	2,566
Walt Disney	261,427	8,235
Washington Post, Cl B	755	310
Whirlpool (A)	9,905	870
Wyndham Worldwide (A)	22,902	461
Wynn Resorts (A)	9,200	702
Yum! Brands	63,070	2,462

		125,418

Consumer Staples — 11.4%
Altria Group	278,556	5,582
Archer-Daniels-Midland	84,266	2,176
Avon Products	58,251	1,544
Brown-Forman, Cl B	15,095	864
Campbell Soup	25,975	931
Clorox (A)	19,242	1,196
Coca-Cola	307,353	15,405
Coca-Cola Enterprises	43,617	1,128
Colgate-Palmolive	65,693	5,174
ConAgra Foods	57,552	1,342
Constellation Brands, Cl A *	25,800	403
Costco Wholesale (A)	59,218	3,247
CVS Caremark	182,035	5,337
Dean Foods *	24,800	250
Dr Pepper Snapple Group	31,500	1,178
Estee Lauder, Cl A (A)	15,000	836
General Mills	89,182	3,168
Hershey	20,512	983
HJ Heinz (A)	42,849	1,852
Hormel Foods	8,500	344
JM Smucker	16,348	984
Kellogg (A)	34,567	1,739
Kimberly-Clark	55,599	3,371
Kraft Foods, Cl A (A)	232,998	6,524
Kroger (A)	85,159	1,677
Lorillard	19,276	1,388
McCormick (A)	18,561	704
Mead Johnson Nutrition, Cl A	27,134	1,360
Molson Coors Brewing, Cl B (A)	20,546	870
PepsiCo	214,985	13,103
Philip Morris International	246,965	11,321
Procter & Gamble	383,401	22,996

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Reynolds American (A)	20,940	$1,091
Safeway	48,046	945
Sara Lee	90,387	1,274
SUPERVALU	26,397	286
SYSCO (A)	79,820	2,280
Tyson Foods, Cl A (A)	42,390	695
Walgreen (A)	131,344	3,507
Wal-Mart Stores	276,844	13,308
Whole Foods Market * (A)	23,400	843

		143,206

Energy — 10.5%
Anadarko Petroleum	66,680	2,407
Apache (A)	45,200	3,805
Baker Hughes (A)	57,849	2,405
Cabot Oil & Gas (A)	13,600	426
Cameron International * (A)	31,500	1,024
Chesapeake Energy (A)	88,200	1,848
Chevron	267,478	18,151
ConocoPhillips	198,543	9,746
Consol Energy (A)	28,400	959
Denbury Resources *	52,100	763
Devon Energy	60,013	3,656
Diamond Offshore Drilling (A)	8,900	554
El Paso (A)	86,494	961
EOG Resources (A)	34,044	3,349
Exxon Mobil	680,198	38,819
FMC Technologies * (A)	15,500	816
Halliburton	121,779	2,990
Helmerich & Payne	13,900	508
Hess	38,075	1,917
Marathon Oil (A)	95,456	2,968
Massey Energy (A)	13,900	380
Murphy Oil	24,963	1,237
Nabors Industries * (A)	37,978	669
National Oilwell Varco	54,868	1,814
Noble Energy (A)	22,700	1,370
Occidental Petroleum	108,359	8,360
Peabody Energy	34,700	1,358
Pioneer Natural Resources (A)	14,300	850
Range Resources	21,200	851
Rowan * (A)	14,597	320
Schlumberger (A)	159,225	8,812
Smith International	30,900	1,163
Southwestern Energy * (A)	46,900	1,812
Spectra Energy	87,861	1,763
Sunoco	16,457	572
Tesoro (A)	16,700	195
Valero Energy	72,808	1,309
Williams	75,565	1,381

		132,288

Financials — 16.0%
Aflac	63,208	2,697
Allstate	70,159	2,016
American Express	160,515	6,373
American International Group * (A)	18,008	620
Ameriprise Financial	33,184	1,199
AON (A)	36,729	1,363
Apartment Investment & Management, Cl A † (A)	15,239	295
Assurant	14,800	514

Description	Shares	Market Value ($ Thousands)
AvalonBay Communities † (A)	11,108	$1,037
Bank of America	1,336,128	19,200
Bank of New York Mellon (A)	162,586	4,014
BB&T (A)	93,297	2,455
Berkshire Hathaway, Cl A *	28	3,360
Berkshire Hathaway, Cl B * (A)	178,447	14,220
Boston Properties † (A)	18,000	1,284
Capital One Financial (A)	61,562	2,481
CB Richard Ellis Group, Cl A * (A)	34,600	471
Charles Schwab (A)	132,527	1,879
Chubb (A)	44,156	2,208
Cincinnati Financial (A)	22,879	592
Citigroup * (A)	3,014,185	11,333
CME Group	8,807	2,480
Comerica (A)	23,183	854
Discover Financial Services	69,630	973
E*Trade Financial *	26,543	314
Equity Residential † (A)	38,440	1,601
Federated Investors, Cl B (A)	10,545	218
Fifth Third Bancorp (A)	108,411	1,332
First Horizon National * (A)	27,927	320
Franklin Resources	20,015	1,725
Genworth Financial, Cl A *	67,000	876
Goldman Sachs Group	68,656	9,013
Hartford Financial Services Group (A)	57,386	1,270
HCP † (A)	40,200	1,296
Health Care † (A)	17,400	733
Host Hotels & Resorts † (A)	90,048	1,214
Hudson City Bancorp (A)	60,300	738
Huntington Bancshares	88,375	490
IntercontinentalExchange * (A)	10,100	1,142
Invesco	58,700	988
Janus Capital Group (A)	22,177	197
JPMorgan Chase	529,857	19,398
Keycorp (A)	117,383	903
Kimco Realty †	52,100	700
Legg Mason (A)	20,800	583
Leucadia National *	24,000	468
Lincoln National	38,798	942
Loews (A)	46,849	1,561
M&T Bank (A)	10,561	897
Marsh & McLennan	70,850	1,598
Marshall & Ilsley	71,170	511
MetLife	109,926	4,151
Moody’s (A)	26,808	534
Morgan Stanley	187,261	4,346
NASDAQ OMX Group *	17,400	309
Northern Trust (A)	32,905	1,537
NYSE Euronext	32,200	890
People’s United Financial	47,600	643
Plum Creek Timber † (A)	20,535	709
PNC Financial Services Group	70,575	3,987
Principal Financial Group	41,548	974
Progressive	87,368	1,635
Prologis † (A)	60,060	608
Prudential Financial	62,566	3,357
Public Storage † (A)	18,428	1,620
Regions Financial	162,463	1,069
Simon Property Group †	39,302	3,174
SLM *	65,143	677

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
State Street (A)	64,891	$2,195
SunTrust Banks (A)	67,896	1,582
T. Rowe Price Group (A)	35,308	1,567
Torchmark	10,405	515
Travelers	64,852	3,194
Unum Group	42,452	921
US Bancorp (A)	256,406	5,731
Ventas † (A)	20,000	939
Vornado Realty Trust † (A)	21,473	1,567
Wells Fargo	693,963	17,765
XL Capital, Cl A	43,605	698
Zions Bancorporation (A)	21,760	469

		202,309

Health Care — 11.9%
Abbott Laboratories	205,946	9,634
Aetna	53,802	1,419
Allergan	41,466	2,416
AmerisourceBergen	38,692	1,229
Amgen *	128,018	6,734
Baxter International	80,138	3,257
Becton Dickinson	31,562	2,134
Biogen Idec * (A)	36,200	1,718
Boston Scientific *	196,012	1,137
Bristol-Myers Squibb (A)	229,975	5,736
C.R. Bard (A)	12,688	984
Cardinal Health	46,955	1,578
CareFusion *	22,677	515
Celgene *	61,900	3,146
Cephalon *	9,500	539
Cerner * (A)	8,700	660
Cigna	37,871	1,176
Coventry Health Care *	18,513	327
DaVita *	13,100	818
Dentsply International (A)	18,400	550
Eli Lilly (A)	135,930	4,554
Express Scripts * (A)	73,604	3,461
Forest Laboratories *	38,663	1,060
Genzyme * (A)	36,132	1,834
Gilead Sciences * (A)	119,272	4,088
Hospira *	22,704	1,304
Humana *	20,997	959
Intuitive Surgical * (A)	5,120	1,616
Johnson & Johnson	367,182	21,686
King Pharmaceuticals *	31,686	240
Laboratory Corp of America Holdings * (A)	12,963	977
Life Technologies *	23,843	1,127
McKesson	35,269	2,369
Medco Health Solutions *	61,416	3,383
Medtronic	147,417	5,347
Merck	415,544	14,532
Millipore *	7,093	756
Mylan Laboratories * (A)	38,911	663
Patterson (A)	11,300	322
PerkinElmer	14,040	290
Pfizer	1,074,676	15,325
Quest Diagnostics	18,524	922
St. Jude Medical *	44,356	1,601
Stryker (A)	38,142	1,909
Tenet Healthcare *	51,876	225
Thermo Fisher Scientific *	55,243	2,710

Description	Shares	Market Value ($ Thousands)
UnitedHealth Group	152,347	$4,327
Varian Medical Systems *	15,700	821
Waters *	12,197	789
Watson Pharmaceuticals *	13,271	538
WellPoint *	55,998	2,740
Zimmer Holdings *	27,655	1,495

		149,677

Industrials — 10.1%
3M	95,282	7,526
Avery Dennison	13,715	441
Boeing (A)	101,432	6,365
C.H. Robinson Worldwide (A)	22,000	1,224
Caterpillar (A)	83,997	5,046
Cintas (A)	18,307	439
CSX	52,450	2,603
Cummins (A)	27,240	1,774
Danaher	70,796	2,628
Deere (A)	57,102	3,179
Dover	23,037	963
Dun & Bradstreet	6,300	423
Eaton (A)	21,969	1,438
Emerson Electric (A)	100,906	4,409
Equifax	15,725	441
Expeditors International of Washington	29,000	1,001
Fastenal (A)	18,100	908
FedEx	42,105	2,952
Flowserve	7,100	602
Fluor (A)	23,444	996
General Dynamics	51,826	3,035
General Electric (A)	1,421,674	20,501
Goodrich	15,520	1,028
Honeywell International (A)	102,755	4,011
Illinois Tool Works	52,324	2,160
ITT	23,500	1,056
Jacobs Engineering Group * (A)	16,900	616
L-3 Communications Holdings	15,023	1,064
Lockheed Martin (A)	41,894	3,121
Masco	47,668	513
Norfolk Southern	49,826	2,643
Northrop Grumman	40,719	2,217
PACCAR (A)	49,391	1,969
Pall (A)	15,495	532
Parker Hannifin	22,071	1,224
Pitney Bowes	28,375	623
Precision Castparts	19,200	1,976
Quanta Services * (A)	28,600	591
Raytheon (A)	51,368	2,486
Republic Services (A)	44,283	1,316
Robert Half International (A)	18,927	446
Rockwell Automation	19,526	959
Rockwell Collins	19,478	1,035
Roper Industries	12,000	671
RR Donnelley & Sons	27,111	444
Ryder System	7,254	292
Southwest Airlines	92,049	1,023
Stericycle * (A)	11,900	780
Textron (A)	34,598	587
Union Pacific	67,794	4,712
United Parcel Service, Cl B	132,311	7,527
United Technologies	124,532	8,083

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Waste Management (A)	65,328	$2,044
WW Grainger (A)	7,965	792

		127,435

Information Technology — 18.5%
Adobe Systems *	68,836	1,819
Advanced Micro Devices * (A)	70,763	518
Agilent Technologies * (A)	47,506	1,351
Akamai Technologies * (A)	21,200	860
Altera (A)	40,851	1,014
Amphenol, Cl A	23,800	935
Analog Devices	36,899	1,028
Apple *	121,131	30,468
Applied Materials	181,450	2,181
Autodesk * (A)	29,317	714
Automatic Data Processing (A)	67,750	2,728
BMC Software *	25,349	878
Broadcom, Cl A (A)	58,436	1,927
CA (A)	50,527	930
Cisco Systems *	760,804	16,213
Citrix Systems * (A)	25,542	1,079
Cognizant Technology Solutions, Cl A * (A)	40,500	2,027
Computer Sciences	21,033	952
Compuware *	30,175	241
Corning	209,578	3,385
Dell *	231,874	2,796
eBay *	147,132	2,885
Electronic Arts *	43,978	633
EMC *	275,140	5,035
Fidelity National Information Services (A)	45,365	1,217
First Solar * (A)	6,740	767
Fiserv *	19,980	912
Flir Systems * (A)	19,200	559
Google, Cl A *	32,291	14,368
Harris	16,700	696
Hewlett-Packard	311,065	13,463
Intel	741,415	14,421
International Business Machines	170,737	21,083
Intuit *	40,786	1,418
Iron Mountain	24,800	557
Jabil Circuit	25,979	345
JDS Uniphase * (A)	29,456	290
Juniper Networks * (A)	71,400	1,629
Kla-Tencor	21,771	607
Lexmark International, Cl A * (A)	10,239	338
Linear Technology (A)	30,794	856
LSI Logic *	91,546	421
Mastercard, Cl A (A)	12,500	2,494
McAfee *	21,200	651
MEMC Electronic Materials * (A)	29,300	289
Microchip Technology (A)	23,100	641
Micron Technology * (A)	109,569	930
Microsoft	1,014,993	23,355
Molex (A)	17,460	318
Monster Worldwide * (A)	15,034	175
Motorola * (A)	314,106	2,048
National Semiconductor	29,337	395

Description	Shares	Market Value ($ Thousands)
NetApp *	45,476	$1,697
Novell *	40,689	231
Novellus Systems * (A)	11,727	297
Nvidia * (A)	74,048	756
Oracle	521,988	11,202
Paychex (A)	41,456	1,077
QLogic *	14,148	235
Qualcomm	219,132	7,196
Red Hat * (A)	25,400	735
SAIC * (A)	38,844	650
Salesforce.com *	14,900	1,279
SanDisk *	30,200	1,271
Symantec *	106,447	1,477
Tellabs	50,899	325
Teradata *	23,168	706
Teradyne * (A)	20,307	198
Texas Instruments	163,949	3,817
Total System Services (A)	24,380	332
VeriSign * (A)	23,000	611
Visa, Cl A	60,672	4,292
Western Digital *	30,400	917
Western Union	89,812	1,339
Xerox	177,606	1,428
Xilinx (A)	38,009	960
Yahoo! * (A)	156,338	2,162

		233,030

Materials — 3.4%
Air Products & Chemicals	28,726	1,862
Airgas	10,400	647
AK Steel Holding	14,800	176
Alcoa (A)	134,535	1,353
Allegheny Technologies (A)	12,259	542
Ball	11,891	628
Bemis	14,490	391
CF Industries Holdings (A)	9,390	596
Cliffs Natural Resources (A)	18,011	849
Dow Chemical (A)	154,975	3,676
E.I. Du Pont de Nemours (A)	121,435	4,200
Eastman Chemical (A)	9,608	513
Ecolab (A)	30,930	1,389
FMC	9,000	517
Freeport-McMoRan Copper & Gold, Cl B (A)	63,268	3,741
International Flavors & Fragrances	9,794	415
International Paper	56,070	1,269
MeadWestvaco	21,515	478
Monsanto	73,248	3,385
Newmont Mining	65,908	4,069
Nucor (A)	42,782	1,638
Owens-Illinois *	22,600	598
Pactiv *	18,687	521
PPG Industries	21,545	1,302
Praxair (A)	41,099	3,123
Sealed Air	19,828	391
Sherwin-Williams (A)	12,116	838
Sigma-Aldrich (A)	15,536	774
Titanium Metals * (A)	12,100	213
United States Steel (A)	18,326	707
Vulcan Materials (A)	17,449	765

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Weyerhaeuser	28,788	$1,013

		42,579

Telecommunication Services — 3.0%
American Tower, Cl A *	54,400	2,421
AT&T	786,940	19,036
CenturyTel (A)	40,992	1,365
Frontier Communications (A)	38,531	274
MetroPCS Communications * (A)	33,700	276
Qwest Communications International (A)	203,826	1,070
Sprint Nextel *	404,422	1,714
Verizon Communications	376,998	10,564
Windstream (A)	61,246	647

		37,367

Utilities — 3.7%
AES *	85,990	794
Allegheny Energy (A)	20,968	434
Ameren	31,044	738
American Electric Power	64,715	2,090
Centerpoint Energy	55,068	725
CMS Energy (A)	28,292	414
Consolidated Edison (A)	38,333	1,652
Constellation Energy Group (A)	25,599	826
Dominion Resources (A)	80,140	3,105
DTE Energy	21,045	960
Duke Energy (A)	176,722	2,827
Edison International	42,553	1,350
Entergy	25,664	1,838
Equities	19,300	697
Exelon (A)	88,754	3,370
FirstEnergy (A)	39,587	1,395
Integrys Energy Group (A)	9,434	413
NextEra Energy	55,820	2,722
Nicor (A)	5,325	216
NiSource	34,479	500
Northeast Utilities	21,900	558
NRG Energy * (A)	33,700	715
Oneok	13,900	601
Pepco Holdings	27,500	431
PG&E	50,329	2,068
Pinnacle West Capital	14,749	536
PPL	60,371	1,506
Progress Energy (A)	39,083	1,533
Public Service Enterprise Group	66,230	2,075
Questar	21,600	983
SCANA	14,500	518
Sempra Energy (A)	31,965	1,496
Southern (A)	110,635	3,682
TECO Energy (A)	26,212	395
Wisconsin Energy (A)	14,700	746
Xcel Energy (A)	59,219	1,220

		46,129

Total Common Stock (Cost $790,913) ($ Thousands)		1,239,438

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 23.3%
SEI Liquidity Fund, L.P.,
0.240% (B) ** ††	297,125,737	$293,489

Total Affiliated Partnership (Cost $297,126) ($ Thousands)		293,489

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110% ** ††	20,760,365	20,760

Total Cash Equivalent (Cost $20,760) ($ Thousands)		20,760

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.152%, 08/26/10	$150	150
0.080%, 10/14/10	2,895	2,894

Total U.S. Treasury Obligations (Cost $3,044) ($ Thousands)		3,044

Total Investments — 123.5% (Cost $1,111,843) ($ Thousands) ‡		$1,556,731

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index EMINI	502	Sep-2010	$(1,465)

For the period ended June 30, 2010, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on Net Assets of $1,260,225 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2010. The total market value of securities on loan at June 30, 2010 was $286,179 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2010 was $293,489 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

‡	At June 30, 2010, the tax basis cost of the Fund’s investments was $1,126,545 ($ Thousands), and the unrealized appreciation and depreciation were $499,648 ($ Thousands) and ($69,462) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2010

The Following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,239,438	$—	$—	$1,239,438
U.S. Treasury Obligations	—	3,044	—	3,044
Cash Equivalent	20,760	—	—	20,760
Affiliated Partnership	—	293,489	—	293,489

Total Investments in Securities	$1,260,198	$296,533	$—	$1,556,731

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,465)	$—	$—	$(1,465)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.4%

Consumer Discretionary — 15.2%
Aaron Rents	7,850	$134
American Axle & Manufacturing Holdings *	9,000	66
American Eagle Outfitters	14,000	164
American Greetings, Cl A	11,900	223
American Public Education *	13,668	597
America’s Car-Mart *	6,800	154
Ameristar Casinos	20,262	305
AnnTaylor Stores *	15,000	244
ATC Technology *	6,200	100
Barnes & Noble	11,000	142
Belo, Cl A *	45,300	258
Big 5 Sporting Goods	8,600	113
Bluegreen *	1,884	6
Blyth	4,100	140
Bridgepoint Education *	4,000	63
Brinker International	8,063	116
Brown Shoe	41,030	623
Brunswick	27,300	339
Buckle	2,700	87
Buffalo Wild Wings *	6,510	238
Cabela’s *	13,625	193
California Pizza Kitchen *	21,700	329
Callaway Golf	29,398	178
Capella Education *	3,600	293
Carter’s *	10,100	265
Casual Male Retail Group *	40,500	138
Cato, Cl A	35,294	777
CEC Entertainment *	10,200	360
Charming Shoppes *	12,700	48
Cheesecake Factory *	16,016	356
Christopher & Banks	18,500	114
Cinemark Holdings	8,405	111
Citi Trends *	5,800	191
Cooper Tire & Rubber	34,002	663
Core-Mark Holding *	2,000	55
Corinthian Colleges *	14,300	141
Cracker Barrel Old Country Store	15,162	706
CROCS *	14,550	154
Dana Holding *	76,270	763
Deckers Outdoor *	4,100	586
Denny’s *	11,300	29
Dillard’s, Cl A	8,000	172
DineEquity *	2,500	70
Domino’s Pizza *	9,000	102
Dress Barn *	3,100	74
DSW, Cl A *	22,200	499
Eastman Kodak *	123,900	538
Entercom Communications *	28,548	252
Ethan Allen Interiors	3,500	49
EW Scripps, Cl A *	8,400	62
Exide Technologies *	8,300	43
Finish Line, Cl A	49,900	695
Foot Locker	41,960	530
Fossil *	10,446	362
Fred’s, Cl A	3,150	35
Furniture Brands International *	18,800	98
Gaylord Entertainment *	12,454	275
Genesco *	11,500	303
Gymboree *	755	32

Description	Shares	Market Value ($ Thousands)
Hillenbrand	15,437	$330
HOT Topic	51,200	260
HSN *	29,455	707
Iconix Brand Group *	43,550	626
Insight Enterprises *	22,500	296
Interval Leisure Group *	2,800	35
Isle of Capri Casinos *	30,321	281
Jo-Ann Stores *	9,411	353
Jones Apparel Group	22,850	362
JOS A Bank Clothiers *	4,400	238
Kirkland’s *	39,102	660
Knology *	16,036	175
Lakeland Industries *	19,300	177
La-Z-Boy, Cl Z *	19,200	143
Leggett & Platt	3,800	76
Lennar, Cl A	9,425	131
Liberty Media — Starz *	700	36
Life Time Fitness *	13,694	435
Lifetime Brands *	6,800	99
Lincoln Educational Services *	11,700	241
Live Nation *	15,900	166
Liz Claiborne *	32,200	136
Lodgenet Entertainment *	12,200	45
Lululemon Athletica *	11,779	438
Marcus	4,929	47
Matthews International, Cl A	4,100	120
MDC Partners, Cl A	64,500	689
Media General, Cl A *	9,600	94
Men’s Wearhouse	3,300	61
Meredith	5,800	181
Morningstar *	1,800	77
National CineMedia	6,202	103
New Frontier Media *	52,900	85
Nutri/System	5,800	133
Office Depot *	31,400	127
OfficeMax *	28,030	366
Oxford Industries	15,500	324
Peet’s Coffee & Tea *	1,100	43
Penske Auto Group *	6,100	69
PF Chang’s China Bistro	8,900	353
Pier 1 Imports *	3,800	24
Pinnacle Entertainment *	24,397	231
Polaris Industries	2,700	147
Pool	5,900	129
Pre-Paid Legal Services *	2,700	123
Princeton Review *	21,100	49
RC2 *	14,700	237
Regal Entertainment Group, Cl A	17,000	222
Regis	13,500	210
Retail Ventures *	4,400	34
Ryland Group	36,940	584
Sauer-Danfoss *	5,700	70
Scholastic	9,224	222
Sealy *	22,400	60
Service International	11,399	84
Shoe Carnival *	5,500	113
Shutterfly *	10,200	244
Skechers U.S.A., Cl A *	5,400	197
Sonic Automotive, Cl A *	4,600	39
Sotheby’s	15,700	359
Spartan Motors	6,000	25
Stage Stores	39,300	420
Stamps.com *	4,000	41

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Steiner Leisure *	12,123	$466
Stewart Enterprises, Cl A	24,100	131
Stoneridge *	6,200	47
Sturm Ruger	30,880	443
Systemax	3,900	59
Talbots *	26,100	269
Tempur-Pedic International *	27,497	846
Tenneco *	38,943	820
Tesla Motors *	7,800	186
Texas Roadhouse, Cl A *	5,700	72
Tractor Supply	5,221	318
Tupperware Brands	10,585	422
Ulta Salon Cosmetics & Fragrance *	21,870	517
Under Armour, Cl A *	6,200	205
Unifirst	1,400	62
Universal Electronics *	1,300	22
Universal Technical Institute *	7,400	175
Valassis Communications *	6,700	212
Volcom *	3,800	71
Wendy’s, Cl A	50,021	200
Wolverine World Wide	6,800	172

		33,650

Consumer Staples — 4.3%
Alliance One International *	47,500	169
American Italian Pasta, Cl A *	15,872	839
Andersons	6,200	202
Cal-Maine Foods	6,600	211
Casey’s General Stores	8,500	297
China-Biotics *	18,800	244
Chiquita Brands International *	46,978	571
Cosan SA Industria e Comercio (Brazil) *	21,300	266
Darling International *	36,500	274
Del Monte Foods	22,200	319
Flowers Foods	4,000	98
Great Atlantic & Pacific Tea *	29,900	116
Herbalife	3,154	145
J&J Snack Foods	5,600	236
Kulim Malaysia	122,300	281
Lancaster Colony	8,197	437
Lance	14,600	241
Mead Johnson Nutrition, Cl A	1,200	60
Medifast *	24,033	623
NBTY *	18,600	632
Nu Skin Enterprises, Cl A	18,800	469
Pantry *	22,100	312
Pricesmart	2,300	53
Revlon, Cl A *	1,400	16
Ruddick	24,186	749
Smart Balance *	40,098	164
TreeHouse Foods *	11,027	504
United Natural Foods *	6,854	205
Universal	2,600	103
USANA Health Sciences *	400	15
Vector Group	8,406	142
Viterra, Cl Common Subscription Recei *	34,500	230
Weis Markets	390	13
Winn-Dixie Stores *	19,793	191

		9,427

Description	Shares	Market Value ($ Thousands)
Energy — 5.5%
Allis-Chalmers Energy *	20,800	$43
American Oil & Gas *	16,100	101
Approach Resources *	29,200	201
Arena Resources *	5,000	159
Berry Petroleum, Cl A	15,000	386
BPZ Resources *	55,800	232
Brigham Exploration *	10,800	166
CARBO Ceramics	3,700	267
Clayton Williams Energy *	3,400	143
Clean Energy Fuels *	6,200	93
Complete Production Services *	6,800	97
Comstock Resources *	20,250	561
Contango Oil & Gas *	3,515	157
CVR Energy *	42,400	319
Delek US Holdings	5,200	38
Dril-Quip *	200	9
Energy Partners *	2,700	33
Energy XXI Bermuda *	18,400	290
Exterran Holdings *	7,300	188
Frontline	5,500	157
GeoMet *	49,900	57
Global Geophysical Services *	5,100	35
GMX Resources *	17,300	112
Goodrich Petroleum *	36,043	433
Gulfport Energy *	5,300	63
Helix Energy Solutions Group *	32,388	349
Holly	4,000	106
Houston American Energy	3,700	36
International Coal Group *	35,425	136
InterOil *	1,100	49
Key Energy Services *	63,395	582
Kodiak Oil & Gas *	78,666	251
Lufkin Industries	17,668	689
Matrix Service *	13,200	123
McMoRan Exploration *	19,500	217
Newpark Resources *	11,200	68
Northern Oil And Gas *	15,800	203
Oilsands Quest * (A)	420,000	256
Overseas Shipholding Group	3,200	119
PetroHawk Energy *	38,300	650
Quicksilver Resources *	27,809	306
Rosetta Resources *	7,900	156
Scorpio Tankers *	64,113	734
Ship Finance International	3,700	66
StealthGas *	26,100	121
Swift Energy *	10,100	272
T-3 Energy Services, Cl 3 *	8,429	235
Teekay Shipping	8,400	220
Tesoro	13,500	158
Tetra Technologies *	25,600	232
Tidewater	2,055	80
Unit *	4,900	199
USEC *	36,600	174
Vaalco Energy	24,440	137
Venoco *	22,428	369
W&T Offshore	30,100	285
Willbros Group *	2,700	20
World Fuel Services	12,500	324

		12,262

Financials — 15.7%
Alterra Capital Holdings	9,900	186

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
American Campus Communities †	5,600	$153
Amtrust Financial Services	20,200	243
Anworth Mortgage Asset †	44,458	317
Apartment Investment & Management, Cl A †	4,300	83
Apollo Investment *	11,562	108
Ashford Hospitality Trust * †	9,500	70
Aspen Insurance Holdings	17,300	428
Associated Banc-Corp	15,700	193
Associated Estates Realty †	26,315	341
Astoria Financial	12,000	165
Bancorp Rhode Island	9,100	238
BGC Partners, Cl A	9,900	51
Boston Private Financial Holdings	43,100	277
Brasil Brokers Participacoes	57,000	186
Calamos Asset Management, Cl A	15,475	144
CapitalSource	44,057	210
Capstead Mortgage †	31,900	353
Cardinal Financial	19,500	180
Cathay General Bancorp	20,900	216
Cedar Shopping Centers †	28,960	174
Chatham Lodging Trust * †	8,700	155
Chemical Financial	4,700	102
Chimera Investment †	49,000	177
City Holding	2,700	75
CNO Financial Group *	18,600	92
Cogdell Spencer †	47,503	321
Cohen & Steers	3,900	81
Colonial Properties Trust †	20,100	292
Community Bank System	11,000	242
Cowen Group, Cl A *	61,200	251
Crawford, Cl B *	4,200	13
CreXus Investment †	14,900	185
CVB Financial	7,800	74
Delphi Financial Group, Cl A	14,800	361
Developers Diversified Realty †	32,342	320
DiamondRock Hospitality †	40,386	332
Dollar Financial *	12,300	243
Duff & Phelps	13,100	165
DuPont Fabros Technology †	13,673	336
E*Trade Financial *	12,650	149
EastGroup Properties †	2,122	76
Education Realty Trust †	48,000	289
eHealth *	2,700	31
EMC Insurance Group	800	18
Encore Bancshares *	9,150	91
Entertainment Properties Trust †	1,400	53
Equity Lifestyle Properties †	2,162	104
Equity One †	13,300	208
ESSA Bancorp	8,486	105
FBR Capital Markets *	77,800	259
Federated Investors, Cl B	4,600	95
First Bancorp	71,900	38
First Cash Financial Services *	672	15
First Commonwealth Financial	13,900	73
First Financial Bancorp	42,940	642
First Industrial Realty Trust * †	16,200	78
FirstMerit	8,500	146
Flushing Financial	18,400	225
FNB (Pennsylvania)	13,500	108
Fpic Insurance Group *	9,300	239

Description	Shares	Market Value ($ Thousands)
Fulton Financial	26,380	$255
General Shopping Brasil (Brazil) *	48,500	215
Getty Realty †	6,963	156
Gluskin Sheff + Associates	8,300	133
Great American Group *	54,800	83
Greenhill	5,291	323
Hancock Holding	15,220	508
Hanover Insurance Group	10,400	452
Harleysville Group	2,300	71
Hatteras Financial †	3,500	97
Hercules Technology Growth Capital	10,700	99
Highwoods Properties †	24,487	680
Home Bancshares	11,300	258
Home Federal Bancorp	8,800	111
Home Properties †	1,800	81
Hudson Valley Holding	9,570	221
Infinity Property & Casualty	2,200	102
Inland Real Estate †	67,078	531
International Assets Holding *	1	0
Investors Real Estate Trust †	22,500	199
iStar Financial * †	32,528	145
Kennedy-Wilson Holdings *	10,500	106
Knight Capital Group, Cl A *	16,620	229
Lexington Realty Trust †	45,177	272
Life Partners Holdings	7,450	152
LTC Properties †	16,823	408
MB Financial	10,700	197
Meadowbrook Insurance Group	77,100	665
Medical Properties Trust †	40,800	385
MF Global Holdings *	26,950	154
MFA Financial †	62,700	464
MGIC Investment *	80,035	552
Mid-America Apartment Communities †	951	49
National Penn Bancshares	81,600	490
National Retail Properties †	18,750	402
Nationwide Health Properties †	2,200	79
Navios Maritime Acquisition *	35,500	230
Nelnet, Cl A	12,300	237
Old National Bancorp	15,000	155
Omega Healthcare Investors †	1,100	22
optionsXpress Holdings *	12,453	196
Pacific Continental	19,050	180
PacWest Bancorp	15,305	280
Pennsylvania Real Estate Investment Trust †	24,323	297
PHH *	10,300	196
Phoenix *	32,900	69
Piedmont Office Realty Trust, Cl A †	5,600	105
Platinum Underwriters Holdings	7,100	258
PMA Capital, Cl A *	19,890	130
Post Properties †	15,450	351
Potlatch †	8,577	306
Prospect Capital	6,700	65
Prosperity Bancshares	4,400	153
Provident Financial Services	7,200	84
Radian Group	90,731	657
RAIT Financial Trust * †	21,700	41
Redwood Trust †	11,600	170
Renasant	11,100	159
RLI	5,000	263

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
S&T Bancorp	5,000	$99
Safeguard Scientifics *	6,700	71
Safety Insurance Group	5,009	185
SCBT Financial	4,700	166
SeaBright Insurance Holdings	12,300	117
Seacoast Banking Corp of Florida *	57,500	77
Selective Insurance Group	6,900	103
Senior Housing Properties Trust †	5,600	113
Simmons First National, Cl A	5,100	134
Sovran Self Storage †	4,300	148
Starwood Property Trust †	17,000	288
Sunstone Hotel Investors * †	44,980	447
Susquehanna Bancshares	81,240	677
SVB Financial Group *	1,900	78
SWS Group	12,300	117
Synovus Financial	121,175	308
Tanger Factory Outlet Centers †	2,200	91
Taubman Centers †	5,800	218
TD Ameritrade Holding *	6,600	101
Texas Capital Bancshares *	6,700	110
THL Credit *	13,900	160
Thomas Weisel Partners Group *	17,200	101
Titanium Asset Management PIPE * (B) (C)	2,000	6
Titanium Asset Management	13,400	33
Tower Group	5,846	126
Trustco Bank NY	47,000	263
Trustmark	20,777	433
Umpqua Holdings	31,532	362
United Community Banks *	13,519	53
United Financial Bancorp	7,200	98
Universal Health Realty Income Trust †	1,400	45
Uranium Participation *	48,200	256
U-Store-It Trust †	43,450	324
Validus Holdings	9,500	232
ViewPoint Financial Group	9,900	137
Waddell & Reed Financial, Cl A	2,121	46
Washington Federal	8,800	142
Washington Real Estate Investment Trust †	20,200	557
Westamerica Bancorporation	4,400	231
Western Alliance Bancorp *	47,937	344
Whitney Holding	49,622	459
Wilmington Trust	10,300	114
Wilshire Bancorp	3,700	32
World Acceptance *	26,616	1,020
WSFS Financial	6,100	219
Zions Bancorporation	14,450	312

		34,856

Health Care — 12.7%
Abaxis *	18,875	404
Acorda Therapeutics *	29,000	902
Affymetrix *	21,962	129
Air Methods *	10,505	313
Albany Molecular Research *	5,600	29
Align Technology *	33,452	497
Allos Therapeutics *	9,800	60
Allscripts Healthcare Solutions *	12,000	193
Alnylam Pharmaceuticals *	2,100	32
AMAG Pharmaceuticals *	18,598	639

Description	Shares	Market Value ($ Thousands)
Amedisys *	2,300	$101
American Medical Systems Holdings *	8,400	186
AMERIGROUP *	16,856	548
AMN Healthcare Services *	19,601	147
Amsurg *	21,300	380
Analogic	2,500	114
Angiodynamics *	6,100	90
Arena Pharmaceuticals *	65,479	201
Assisted Living Concepts, Cl A *	8,500	252
Auxilium Pharmaceuticals *	2,600	61
BioMarin Pharmaceuticals *	24,976	474
Bio-Reference Labs *	2,400	53
Bruker BioSciences *	31,533	383
Cantel Medical	13,300	222
Cardiome Pharma *	36,951	301
Catalyst Health Solutions *	4,300	148
Chemed	14,808	809
Conmed *	3,800	71
Cooper	4,012	160
Cubist Pharmaceuticals *	18,635	384
Cyberonics *	2,200	52
Durect *	85,275	207
Emergency Medical Services, Cl A *	7,300	358
Emergent Biosolutions *	1,185	19
Ensign Group	15,000	248
Enzo Biochem *	6,800	28
eResearchTechnology *	21,800	172
ev3 *	10,200	229
Exactech *	12,200	208
Exelixis *	42,962	149
Furiex Pharmaceuticals *	550	6
Genoptix *	2,500	43
Gen-Probe *	3,700	168
Gentiva Health Services *	3,400	92
Haemonetics *	4,000	214
Halozyme Therapeutics *	12,700	89
Health Management Associates, Cl A *	44,439	345
Healthsouth *	32,669	611
HealthTronics *	50,100	242
Hill-Rom Holdings	4,600	140
Hi-Tech Pharmacal *	1,900	44
HMS Holdings *	3,400	184
ICU Medical *	26,800	862
Idexx Laboratories *	3,300	201
Immucor *	3,400	65
Immunogen *	20,500	190
Impax Laboratories *	5,800	111
Incyte *	37,100	411
Inspire Pharmaceuticals *	24,900	124
Inverness Medical Innovations *	8,400	224
IPC The Hospitalist *	8,283	208
Isis Pharmaceuticals *	1,300	13
Kendle International *	14,300	165
Kensey Nash *	5,700	135
Kindred Healthcare *	7,400	95
King Pharmaceuticals *	51,600	392
LCA-Vision *	14,800	82
LHC Group *	7,900	219
LifePoint Hospitals *	12,700	399
Magellan Health Services *	10,608	385

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Masimo	10,193	$243
Medicines *	44,500	339
Medicis Pharmaceutical, Cl A	23,610	517
Medivation *	8,726	77
Mednax *	3,700	206
MELA Sciences *	9,145	68
Meridian Bioscience	14,400	245
Merit Medical Systems *	1,388	22
MWI Veterinary Supply *	1,300	65
Nektar Therapeutics *	28,509	345
Nighthawk Radiology Holdings *	4,600	12
NuVasive *	16,174	574
NxStage Medical *	2,200	33
Odyssey HealthCare *	7,600	203
Omnicell *	10,029	117
Optimer Pharmaceuticals *	12,003	111
Orthofix International *	5,191	166
Owens & Minor	5,200	148
Par Pharmaceutical *	9,800	254
Parexel International *	8,800	191
PDL BioPharma	97,311	547
Perrigo	1,600	94
Pharmaceutical Product Development	6,607	168
Pharmasset *	6,196	169
Pozen *	36,538	256
Providence Service *	12,800	179
PSS World Medical *	10,400	220
Psychiatric Solutions *	4,900	160
Questcor Pharmaceuticals *	85,625	874
Quidel *	31,829	404
RehabCare Group *	5,300	115
Res-Care *	20,400	197
Rigel Pharmaceuticals *	43,800	315
Salix Pharmaceuticals *	6,500	254
Savient Pharmaceuticals *	56,971	718
Seattle Genetics *	3,417	41
SIGA Technologies *	22,393	172
Sirona Dental Systems *	8,300	289
Spectrum Pharmaceuticals *	22,300	87
StemCells *	63,700	60
STERIS	26,448	822
Sun Healthcare Group *	22,900	185
Sunrise Senior Living *	14,000	39
Techne	3,800	218
Theravance *	6,600	83
Valeant Pharmaceuticals International *	5,700	298
Viropharma *	40,500	454
Vivus *	6,200	60
WellCare Health Plans *	14,832	352
Zoll Medical *	3,834	104

		28,282

Industrials — 13.3%
AAR *	13,160	220
ABM Industries	10,725	225
ACCO Brands *	10,300	51
Actuant, Cl A	15,600	294
Aegean Marine Petroleum Network	28,552	571
AerCap Holdings *	44,453	462
Aerovironment *	16,075	349

Description	Shares	Market Value ($ Thousands)
Air Transport Services Group *	9,200	$44
Airtran Holdings *	216,250	1,049
Alaska Air Group *	8,800	396
American Science & Engineering	1,800	137
AMR *	10,300	70
AO Smith	4,300	207
APAC Customer Services *	72,729	414
Apogee Enterprises	20,746	225
Applied Industrial Technologies	15,000	380
Arkansas Best	15,500	322
Armstrong World Industries *	9,035	273
ArvinMeritor *	21,300	279
Atlas Air Worldwide Holdings *	11,624	552
Avis Budget Group *	65,831	646
AZZ	800	29
Baldor Electric	9,800	354
BE Aerospace *	21,700	552
Belden	1,900	42
Briggs & Stratton	17,600	300
Brink’s	3,500	67
Carlisle	5,500	199
Celadon Group *	26,511	375
Cenveo *	26,300	144
Chart Industries *	10,187	159
Clean Harbors *	1,500	100
Columbus McKinnon *	19,300	270
Comfort Systems USA	2,100	20
Consolidated Graphics *	10,100	437
Continental Airlines, Cl B *	6,879	151
Con-way	3,600	108
Copa Holdings, Cl A	5,027	222
Cornell *	23,300	626
Corporate Executive Board	11,984	315
CRA International *	12,700	239
Crane	6,890	208
Cubic	14,760	537
Deluxe	5,500	103
Dollar Thrifty Automotive Group *	3,000	128
Douglas Dynamics *	25,600	294
Ducommun	1,600	27
Dycom Industries *	38,100	326
Dynamic Materials	2,217	36
EMCOR Group *	24,674	572
EnerNOC *	8,011	252
EnerSys *	17,016	364
Ennis	8,100	121
EnPro Industries *	1,200	34
Fastenal	3,800	190
Force Protection *	60,500	248
Franklin Electric	900	26
FTI Consulting *	10,900	475
Generac Holdings *	19,600	275
Genesee & Wyoming, Cl A *	10,770	402
Geo Group *	14,200	295
GeoEye *	9,444	294
GrafTech International *	18,800	275
Granite Construction	9,400	222
Great Lakes Dredge & Dock	95,373	572
H&E Equipment Services *	20,800	156
Hawaiian Holdings *	60,200	311
Hexcel *	14,350	223
Higher One Holdings *	20,186	293
HNI	8,656	239

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Horizon Lines, Cl A	8,100	$34
Innerworkings *	55,157	377
Interface, Cl A	19,400	208
Kaman	4,300	95
Kelly Services, Cl A *	6,000	89
Kirby *	6,200	237
Kratos Defense & Security Solutions *	20,800	218
Landstar System	4,655	182
LECG *	51,500	134
Lennox International	3,961	164
Lydall *	4,000	31
Manitowoc	39,100	357
Marten Transport *	6,555	136
Mcgrath Rentcorp	1,400	32
Michael Baker *	11,982	418
Middleby *	3,677	196
Mine Safety Appliances	5,600	139
Mueller Water Products, Cl A	97,967	363
Navistar International *	4,400	216
Nordson	4,200	236
Old Dominion Freight Line *	15,051	529
Pacer International *	20,500	143
Polypore International *	13,876	315
Powell Industries *	5,307	145
Raven Industries	6,728	227
RBC Bearings *	5,365	155
Resources Connection *	14,850	202
Robbins & Myers	12,200	265
RSC Holdings *	36,600	226
Skywest	4,600	56
Standard Register	9,300	29
Standex International	8,100	205
TAL International Group	14,500	326
Teleflex	3,100	168
Tennant	4,147	140
Terex *	3,182	60
Tetra Tech *	17,176	337
Textainer Group Holdings	11,600	280
Titan Machinery *	20,525	269
Tredegar	5,400	88
TrueBlue *	10,100	113
Tutor Perini *	18,694	308
UAL *	10,500	216
US Airways Group *	44,000	379
US Ecology	3,304	48
Vitran *	13,850	183
Wabash National *	70,167	499
Watts Water Technologies, Cl A	5,300	152
Werner Enterprises	11,530	252

		29,550

Information Technology — 19.4%
Acme Packet *	22,771	612
Actel *	3,900	50
Acxiom *	8,100	119
ADC Telecommunications *	44,040	326
Advanced Energy Industries *	40,560	499
Advent Software *	3,741	176
Amkor Technology *	30,600	169
Anixter International *	3,300	140
Applied Micro Circuits *	38,200	400
Archipelago Learning *	15,189	174

Description	Shares	Market Value ($ Thousands)
Arris Group *	68,200	$695
Art Technology Group *	17,100	58
AsiaInfo Holdings *	6,434	141
Atheros Communications *	15,896	438
Atmel *	45,270	217
Aviat Networks *	62,960	229
Benchmark Electronics *	36,688	581
Blackbaud	12,300	268
Blue Coat Systems *	15,800	323
Brightpoint *	38,100	267
Brocade Communications Systems *	37,200	192
Cabot Microelectronics *	7,900	273
CDC Software ADR *	46,300	362
Checkpoint Systems *	13,200	229
Ciber *	77,316	214
Cirrus Logic *	21,100	334
Cognex	12,500	220
Cogo Group *	2,300	14
CommScope *	9,880	235
CommVault Systems *	25,258	568
Comtech Telecommunications *	13,030	390
Comverse Technology *	35,700	278
CSG Systems International *	26,800	491
CTS	16,000	148
Cybersource *	8,900	227
Cymer *	9,400	282
Cypress Semiconductor *	11,400	114
Daktronics	7,300	55
Digi International *	40,500	335
Digital River *	13,200	316
Diodes *	19,450	309
DTS *	1,165	38
Earthlink	17,400	138
Echo Global Logistics *	10,274	126
EFJ *	12,600	18
Electro Rent	3,500	45
Electronics for Imaging *	6,700	65
Emulex *	20,300	187
Entegris *	75,100	298
Fabrinet *	5,800	62
Fairchild Semiconductor International *	57,790	486
Forrester Research *	3,396	103
Gartner *	1,400	33
Hackett Group *	57,000	160
Heartland Payment Systems	28,900	429
Hittite Microwave *	10,800	483
Imation *	55,998	515
Informatica *	8,100	193
Integrated Device Technology *	89,171	441
Integrated Silicon Solution *	13,000	98
InterDigital *	9,800	242
Intermec *	5,300	54
Intersil, Cl A	13,687	166
Isilon Systems *	2,400	31
IXYS *	6,500	57
j2 Global Communications *	14,900	325
Jack Henry & Associates	5,300	127
JDA Software Group *	39,461	867
KIT Digital *	28,297	250
Knot *	37,500	292
Lattice Semiconductor *	40,400	175

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Lawson Software *	21,580	$158
LivePerson *	5,200	36
Loral Space & Communications *	4,100	175
LTX-Credence *	25,300	72
Manhattan Associates *	11,500	317
Mantech International, Cl A *	16,000	681
MAXIMUS	7,200	417
Mentor Graphics *	46,510	412
MercadoLibre *	4,375	230
Methode Electronics	44,300	431
Micrel	10,900	111
Microsemi *	4,300	63
MicroStrategy, Cl A *	9,509	714
Mitel Networks *	30,500	274
MKS Instruments *	15,000	281
ModusLink Global Solutions *	8,800	53
MoneyGram International *	33,700	83
Move *	38,000	78
MTS Systems	5,100	148
National Instruments	4,500	143
NCR *	10,000	121
Netgear *	33,144	591
Netlogic Microsystems *	21,555	586
NetSuite *	22,333	282
Novatel Wireless *	50,400	289
Novell *	35,300	200
Omnivision Technologies *	10,200	219
Openwave Systems *	19,500	40
OSI Systems *	9,600	267
Palm *	18,500	105
Parametric Technology *	41,700	653
Park Electrochemical	20,025	489
Parkervision *	106,400	135
Pegasystems	4,800	154
Photronics *	59,350	268
Plantronics	9,900	283
Plexus *	11,900	318
PMC — Sierra *	32,100	241
Power Integrations	11,200	361
Power-One *	23,500	159
Progress Software *	21,217	637
Quality Systems	8,496	493
Quantum *	221,872	417
Quest Software *	45,038	812
RealNetworks *	32,200	106
RF Micro Devices *	1,674	7
RightNow Technologies *	14,620	229
Riverbed Technology *	14,986	414
Rogers *	3,200	89
Rosetta Stone *	15,150	348
Sanmina-SCI *	25,100	342
Sapient	65,996	669
Scansource *	8,900	222
Seachange International *	32,900	271
Sonic Solutions *	7,200	60
SRA International, Cl A *	5,200	102
Standard Microsystems *	7,100	165
STEC *	8,635	109
Stratasys *	2,399	59
SuccessFactors *	13,275	276
Synaptics *	3,100	85
Synchronoss Technologies *	2,600	49
SYNNEX *	2,400	61

Description	Shares	Market Value ($ Thousands)
Syntel	12,175	$413
Take-Two Interactive Software *	10,300	93
Taleo, Cl A *	10,000	243
Tech Data *	3,600	128
Tekelec *	8,200	109
TeleNav *	9,300	78
TeleTech Holdings *	17,853	230
Teradyne *	52,078	508
Tessera Technologies *	1,326	21
THQ *	14,900	64
TIBCO Software *	62,900	759
TriQuint Semiconductor *	43,502	266
TTM Technologies *	47,800	454
Tyler Technologies *	400	6
Ultimate Software Group *	3,757	123
Unisys *	30,450	563
United Online	51,100	294
Valueclick *	63,722	681
VanceInfo Technologies ADR *	9,345	218
Vasco Data Security International *	4,203	26
Veeco Instruments *	18,027	618
VeriFone Holdings *	22,250	421
VistaPrint *	9,304	442
Vocus *	5,200	79
Volterra Semiconductor *	20,100	464
Websense *	4,090	77
Wright Express *	9,400	279
Xyratex *	10,800	153
Zoran *	63,500	606

		43,048

Materials — 5.2%
AK Steel Holding	18,700	223
Allied Nevada Gold *	13,400	264
AM Castle *	8,200	114
Aptargroup	6,400	242
Arch Chemicals	2,100	65
Buckeye Technologies *	14,400	143
Carpenter Technology	26,490	869
Century Aluminum *	7,700	68
Clearwater Paper *	1,700	93
Commercial Metals	14,900	197
Cytec Industries	2,161	86
Domtar	2,600	128
Ferro *	7,600	56
General Steel Holdings *	12,300	29
Globe Specialty Metals *	28,000	289
Graham Packaging *	5,100	61
H.B. Fuller	12,900	245
Haynes International	2,557	79
Headwaters *	19,500	56
Innophos Holdings	16,500	430
Jaguar Mining *	28,200	249
Koppers Holdings	12,700	285
Landec *	3,400	20
Myers Industries	11,700	95
New Gold *	42,600	264
NewMarket	12,672	1,106
Olin	15,304	277
OM Group *	5,200	124
Omnova Solutions *	38,900	304
PolyOne *	52,440	442

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Quaker Chemical	11,700	$317
Rockwood Holdings *	20,686	469
RTI International Metals *	15,536	374
Schnitzer Steel Industries, Cl A	4,176	164
Schulman A	7,100	135
Schweitzer-Mauduit International	4,900	247
Sensient Technologies	4,500	117
Solutia *	33,500	439
Spartech *	27,504	282
Stepan	277	19
Temple-Inland	17,378	359
Universal Stainless & Alloy *	12,300	197
Wausau Paper *	8,100	55
Worthington Industries	31,911	410
WR Grace *	48,528	1,021

		11,508

Telecommunication Services — 0.8%
Alaska Communications Systems Group	14,000	119
Cincinnati Bell *	120,869	364
Cogent Communications Group *	9,605	73
Consolidated Communications Holdings	7,200	122
Frontier Communications	29,700	211
Global Crossing *	13,800	146
Leap Wireless International *	13,100	170
Neutral Tandem *	23,800	268
PAETEC Holding *	50,600	172
Shenandoah Telecommunications	2,800	50
USA Mobility	9,200	119

		1,814

Utilities — 2.3%
Allete	5,400	185
California Water Service Group	6,070	217
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	18,900	262
Cleco	13,600	359
Empire District Electric	9,000	169
Idacorp	11,300	376
Laclede Group	1,813	60
MGE Energy	3,394	122
New Jersey Resources	9,904	349
Nicor	2,800	113
NorthWestern	18,200	477
PNM Resources	33,794	378
Portland General Electric	29,100	533
UGI	11,300	287
UIL Holdings	8,099	203
Unisource Energy	10,600	320
Vectren	15,826	374
Westar Energy	10,900	236

		5,020

Total Common Stock (Cost $209,225) ($ Thousands)		209,417

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
PREFERRED STOCK — 0.3%
Grubb & Ellis Cumulative *	5,800	$453
Callaway Golf (A)	1,500	153

Total Preferred Stock (Cost $764) ($ Thousands)		606

	Number of Warrants
WARRANTS — 0.0%
Oilsands Quest Expires 05/12/11 * (B) (C)	1,200	—

Total Warrants (Cost $—) ($Thousands)		—

CONVERTIBLE BOND — 0.1%
Rentech CV to 249.2522	$454	297
4.000%, 04/15/13 (D)

Total Convertible Bond (Cost $345) ($ Thousands)		297

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Scorpio Mining PIPE
7.000%, 05/05/11 (B) (C)	52	45

Total Corporate Obligation (Cost $46) ($ Thousands)		45

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110% ** ††	9,565,040	9,565

Total Cash Equivalent (Cost $9,565) ($ Thousands)		9,565

U.S. TREASURY OBLIGATION (D) (E) — 0.4%
U.S. Treasury Bills
0.196%, 12/16/10	788	788

Total U.S. Treasury Obligation (Cost $788) ($ Thousands)		788

Total Investments — 99.5% (Cost $220,733) ($ Thousands) ‡		$220,718

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2010

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	130	Sep-2010	$(469)

For the period ended June 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $221,934 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2010 was $51 ($ Thousands) and represented 0.02% of Net Assets.

(C)	Securities considered illiquid and restricted. The total value of such securities as of June 30, 2010 was $51 ($ Thousands) and represented 0.02% of Net Assets.

(D)	The rate reported is the effective yield at the time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

CV — Convertible

PIPE — Private Investment in Public Entity

Amounts designated as “-” are $0 or has been rounded to $0.

‡	At June 30, 2010, the tax basis cost of the Fund’s investments was $220,733 ($ Thousands), and the unrealized appreciation and depreciation were $16,678 ($ Thousands) and ($16,693) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2010

A summary of restricted securities held by the Fund as of June 30, 2010, is as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Scorpio Mining PIPE	52,300	10/06/09	10/06/09	$46	$45	0.02%
Titanium Asset PIPE	2,000	03/31/10	03/31/10	8	6	—

				$54	$51	0.02%

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$209,335	$76	$6	$209,417
Preferred Stock	—	606	—	606
Convertible Bond	—	297	—	297
Corporate Obligation	—	—	45	45
Warrant	—	—	—	—
U.S. Treasury Obligation	—	788	—	788
Cash Equivalent	9,565	—	—	9,565

Total Investments in Securities	$218,900	$1,767	$51	$220,718

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(469)	$—	$—	$(469)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Common Stock	Corporate Obligation
Beginning balance as of October 1, 2009	$—	$—
Accrued discounts/premiums	—	2
Realized gain/(loss)	(53)	—
Change in unrealized appreciation/(depreciation)	(2)	(1)
Net purchases/sales	61	44
Net transfer in and/or out of Level 3	—	—

Ending balance as of June 30, 2010	$6	$45

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—	$—

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.8% ‡

Consumer Discretionary — 7.9%
Abercrombie & Fitch, Cl A (A)	29,809	$915
American Greetings, Cl A (A)	44,900	842
America’s Car-Mart *	22,100	500
Arctic Cat *	43,600	397
ATC Technology *	94,797	1,528
Bebe Stores	44,471	285
Belo, Cl A *	142,762	812
Big Lots * (A)	24,200	776
Blyth	6,475	221
Bob Evans Farms (A)	24,000	591
Brown Shoe	33,700	512
Cabela’s * (A)	59,800	846
Callaway Golf (A)	139,719	844
Casual Male Retail Group *	132,600	453
Cato, Cl A	35,000	771
Childrens Place Retail Stores * (A)	15,600	687
Cooper Tire & Rubber (A)	141,673	2,763
Cracker Barrel Old Country Store (A)	13,200	614
CSS Industries	35,100	579
Ethan Allen Interiors (A)	55,006	770
Foot Locker (A)	34,400	434
Harte-Hanks	43,000	449
hhgregg * (A)	39,213	914
Hillenbrand	16,700	357
Iconix Brand Group *	22,800	328
Insight Enterprises *	55,900	736
International Speedway, Cl A (A)	76,063	1,959
Jack in the Box *	67,000	1,303
Jakks Pacific * (A)	39,700	571
Journal Communications, Cl A *	107,100	425
Lakeland Industries *	63,600	582
Lifetime Brands *	22,300	326
Matthews International, Cl A	44,600	1,306
MDC Partners, Cl A	211,280	2,257
Men’s Wearhouse (A)	36,611	672
Meredith (A)	53,500	1,665
New Frontier Media *	173,100	279
O’Charleys *	50,700	269
PDG Realty Empreendimentos e Participacoes	39,000	327
PetSmart	32,554	982
Pool	19,300	423
Princeton Review *	69,937	162
RadioShack	40,400	788
Red Robin Gourmet Burgers * (A)	36,600	628
Regis (A)	55,532	865
Rent-A-Center *	121,300	2,458
Ruby Tuesday * (A)	52,100	443
Scholastic	25,700	620
Scientific Games, Cl A *	59,216	545
Shoe Carnival *	18,100	371
Sinclair Broadcast Group, Cl A *	68,900	402
Stage Stores	59,400	634
Sturm Ruger (A)	36,500	523
World Wrestling Entertainment, Cl A (A)	27,900	434

		41,143

Description	Shares	Market Value ($ Thousands)
Consumer Staples — 4.1%
Alliance One International *	155,700	$554
American Oriental Bioengineering * (A)	124,700	314
BJ’s Wholesale Club * (A)	30,253	1,120
Cal-Maine Foods (A)	14,700	469
Central Garden and Pet *	72,168	686
Central Garden and Pet, Cl A *	64,733	581
Chiquita Brands International * (A)	161,400	1,961
Corn Products International	40,342	1,222
Dean Foods *	155,571	1,567
Del Monte Foods	72,700	1,046
Dole Food * (A)	65,544	684
Fresh Del Monte Produce *	40,600	822
Ingles Markets, Cl A	31,975	481
Nash Finch (A)	10,700	365
NBTY *	33,000	1,122
Pantry * (A)	116,225	1,640
Prestige Brands Holdings *	148,973	1,055
Ruddick (A)	35,000	1,085
Sanderson Farms (A)	14,700	746
Seneca Foods, Cl A *	14,400	464
Universal	60,800	2,413
Village Super Market, Cl A	10,504	276
Weis Markets	23,400	770

		21,443

Energy — 5.1%
Allis-Chalmers Energy *	24,300	50
Alon USA Energy (A)	22,900	146
Approach Resources *	96,000	660
Atwood Oceanics *	36,900	942
Berry Petroleum, Cl A (A)	59,714	1,536
Cal Dive International *	207,187	1,212
Comstock Resources * (A)	67,900	1,882
Energy Partners *	8,900	109
Forest Oil * (A)	66,300	1,814
Frontier Oil (A)	88,852	1,195
GeoMet *	163,870	187
Global Geophysical Services *	16,700	116
GMX Resources *	56,500	367
Goodrich Petroleum * (A)	129,985	1,560
Holly (A)	60,300	1,603
Hornbeck Offshore Services * (A)	28,900	422
InterOil *	3,500	155
Key Energy Services * (A)	160,295	1,472
Matrix Service *	43,200	402
Oil States International *	3,700	147
Overseas Shipholding Group (A)	14,100	522
Parker Drilling * (A)	245,100	968
Patterson-UTI Energy	127,600	1,642
RPC (A)	13,300	182
Scorpio Tankers *	148,900	1,705
SEACOR Holdings *	8,100	572
Seahawk Drilling * (A)	39,100	380
StealthGas *	85,300	394
Superior Energy Services *	70,000	1,307
Swift Energy * (A)	63,569	1,710
Tesoro (A)	37,300	435
USEC * (A)	134,800	642

		26,436

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Financials — 35.6%
1st Source	42,200	$714
Advance America Cash Advance Centers	86,400	357
Agree Realty †	26,803	625
Alexandria Real Estate Equities † (A)	22,700	1,438
Alliance Financial	2,500	69
Allied World Assurance Holdings	31,500	1,430
Alterra Capital Holdings (A)	73,000	1,371
AMB Property † (A)	137,900	3,270
American Campus Communities †	18,300	499
American Equity Investment Life Holding (A)	60,400	623
American National Bankshares	800	17
American Physicians Capital	24,000	740
Ameris Bancorp *	18,194	176
Ames National	1,000	20
Anworth Mortgage Asset †	68,800	490
Arrow Financial	3,790	88
Ashford Hospitality Trust * †	50,800	372
Aspen Insurance Holdings	67,800	1,677
Assured Guaranty (A)	50,600	671
Astoria Financial (A)	99,100	1,364
AvalonBay Communities † (A)	14,700	1,373
Bancfirst	4,400	161
Banco Latinoamericano de Exportaciones, Cl E	71,200	889
Bancorp *	15,100	118
Bancorp Rhode Island	30,900	810
Bancorpsouth (A)	52,840	945
Bank Mutual	7,700	44
Bank of Marin Bancorp	2,200	70
Bank of the Ozarks	13,800	489
BankFinancial	11,100	92
Beneficial Mutual Bancorp *	14,000	138
Berkshire Hills Bancorp	1,900	37
BGC Partners, Cl A	106,000	542
Boston Private Financial Holdings (A)	263,703	1,696
Boston Properties † (A)	27,600	1,969
Brandywine Realty Trust †	77,500	833
Bridge Bancorp	500	12
Brookfield Asset Management, Cl A	83,700	1,893
Brookline Bancorp	47,300	420
Bryn Mawr Bank	300	5
Camden National	18,900	519
Camden Property Trust † (A)	34,371	1,404
Cape Bancorp *	800	6
Capital City Bank Group	6,400	79
Capstead Mortgage † (A)	38,400	425
Cardinal Financial	101,809	941
Cathay General Bancorp (A)	87,300	902
CBL & Associates Properties † (A)	104,800	1,304
Cedar Shopping Centers † (A)	42,300	255
Central Pacific Financial * (A)	30,300	45
Chatham Lodging Trust * †	28,500	509
Chemical Financial	7,500	163
Chimera Investment †	160,700	580
Citizens & Northern	3,500	37

Description	Shares	Market Value ($ Thousands)
Citizens Republic Bancorp * (A)	61,236	$52
City Holding	5,100	142
CNA Surety *	32,200	517
CNB Financial	2,200	24
CNO Financial Group * (A)	167,500	829
CoBiz Financial	31,600	208
Columbia Banking System	11,700	214
Community Bank System (A)	75,700	1,668
Community Trust Bancorp	8,300	208
CreXus Investment †	33,000	410
CVB Financial	54,800	521
Delphi Financial Group, Cl A	39,700	969
Dexus Property Group †	409,141	266
Digital Realty Trust † (A)	5,900	340
Dime Community Bancshares	26,500	327
Doral Financial *	41,300	101
Douglas Emmett † (A)	188,900	2,686
Duke Realty †	103,400	1,174
DuPont Fabros Technology †	27,900	685
Dynex Capital †	25,400	234
Eagle Bancorp *	7,300	86
East West Bancorp	20,300	310
Education Realty Trust †	133,223	803
Employers Holdings	184,212	2,713
Encore Bancshares *	32,000	317
Encore Capital Group *	45,200	932
Endurance Specialty Holdings (A)	73,346	2,753
Enterprise Bancorp	1,100	11
Enterprise Financial Services	5,500	53
Equity One † (A)	79,038	1,233
Equity Residential †	38,800	1,616
ESSA Bancorp	28,200	347
FBL Financial Group, Cl A (A)	37,900	796
FBR Capital Markets *	254,700	848
Federated Investors, Cl B (A)	51,601	1,069
Financial Institutions	5,200	92
First Bancorp (A)	38,400	160
First Busey	32,200	146
First Commonwealth Financial	18,500	97
First Community Bancshares	7,700	113
First Defiance Financial	4,300	38
First Financial	5,800	150
First Financial Bancorp	142,429	2,129
First Financial Bankshares	9,800	471
First Financial Holdings	27,756	318
First Financial Northwest	5,100	20
First Horizon National * (A)	77,397	886
First Merchants	28,200	239
First Midwest Bancorp	55,800	679
First of Long Island	2,000	51
FirstMerit (A)	85,792	1,470
Flagstar Bancorp *	89,940	282
Flushing Financial	92,700	1,134
FNB (Pennsylvania)	87,200	700
Forest City Enterprises, Cl A * (A)	170,779	1,933
Fpic Insurance Group *	25,200	646
German American Bancorp	2,200	34
GFI Group	104,300	582
Glacier Bancorp	14,700	216
Great American Group *	181,900	274
Great Southern Bancorp	4,800	97
Green Bankshares *	3,000	38

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Hammerson (United Kingdom) †	77,069	$396
Hancock Holding (A)	33,183	1,107
Heartland Financial USA	4,600	79
Hercules Technology Growth Capital	64,900	598
Heritage Financial *	600	9
Heritage Financial Group	700	8
Highwoods Properties †	27,700	769
Home Bancshares	55,250	1,260
Home Federal Bancorp	28,900	365
Horace Mann Educators	62,515	957
Hospitality Properties Trust †	26,000	549
Host Hotels & Resorts † (A)	148,210	1,998
HRPT Properties Trust †	185,800	1,154
Hudson Pacific Properties * †	13,700	236
IBERIABANK (A)	30,918	1,592
Independent Bank	16,300	402
Infinity Property & Casualty (A)	56,266	2,598
International Bancshares (A)	97,600	1,629
Investors Bancorp *	41,000	538
Kennedy-Wilson Holdings *	34,400	348
K-Fed Bancorp	800	7
Kimco Realty †	245,500	3,300
Knight Capital Group, Cl A *	40,500	558
Lakeland Bancorp	10,700	91
Lakeland Financial	8,100	162
Liberty Property Trust † (A)	30,300	874
Macerich † (A)	19,840	740
MainSource Financial Group (A)	65,507	470
MB Financial	36,300	668
Meadowbrook Insurance Group	234,300	2,022
Medical Properties Trust † (A)	90,200	851
Merchants Bancshares	2,200	49
Meridian Interstate Bancorp *	3,400	37
Metro Bancorp *	10,900	135
MFA Financial †	144,463	1,069
MGIC Investment *	90,300	622
Mid-America Apartment Communities † (A)	27,376	1,409
Midsouth Bancorp	2,700	34
MidWestOne Financial Group	700	11
Montpelier Re Holdings	65,500	978
Nara Bancorp *	40,800	344
NASB Financial	1,400	21
National Bankshares	2,300	56
National Penn Bancshares	195,072	1,172
Navios Maritime Acquisition *	116,300	753
NBT Bancorp	19,200	392
Nelnet, Cl A	111,200	2,144
NewAlliance Bancshares	68,100	763
Northrim BanCorp	2,200	34
Northwest Bancshares	33,675	386
OceanFirst Financial (A)	40,650	491
Ocwen Financial *	57,800	589
Old National Bancorp	70,100	726
Old Second Bancorp	4,400	9
OmniAmerican Bancorp *	3,700	42
Oriental Financial Group (A)	41,300	523
Orrstown Financial Services	2,300	51
PacWest Bancorp (A)	76,419	1,399
Park National (A)	11,849	771
Peapack Gladstone Financial	2,715	32

Description	Shares	Market Value ($ Thousands)
Pebblebrook Hotel Trust * †	27,700	$522
Pennsylvania Real Estate Investment Trust † (A)	42,600	521
Peoples Bancorp	5,200	75
PHH *	31,000	590
Pico Holdings *	51,000	1,528
Pinnacle Financial Partners *	14,000	180
Platinum Underwriters Holdings	97,026	3,521
Plum Creek Timber † (A)	70,000	2,417
PMA Capital, Cl A *	57,000	373
PMI Group *	4,100	12
Porter Bancorp	1,415	18
Presidential Life	13,900	127
PrivateBancorp, Cl A (A)	49,200	545
ProAssurance * (A)	38,105	2,163
Prosperity Bancshares	29,100	1,011
Provident Financial Services	25,800	302
Provident New York Bancorp	10,200	90
Public Storage † (A)	31,300	2,752
Radian Group	139,700	1,011
RAIT Financial Trust * † (A)	29,400	55
Regency Centers † (A)	79,500	2,735
Reinsurance Group of America, Cl A	33,444	1,529
Renasant	49,700	713
Republic Bancorp, Cl A (A)	51,804	1,160
RioCan Real Estate Investment Trust †	24,000	430
Rockville Financial	2,800	33
S&T Bancorp	22,600	447
Safeguard Scientifics *	21,900	231
Safety Insurance Group	18,200	674
Santander BanCorp *	11,800	149
Saul Centers †	33,100	1,345
SCBT Financial	24,700	870
SeaBright Insurance Holdings	40,400	383
Selective Insurance Group	32,400	482
Shore Bancshares	900	11
Sierra Bancorp (A)	37,700	434
Signature Bank NY * (A)	46,048	1,750
Simmons First National, Cl A	23,600	620
Simon Property Group †	31,118	2,513
South Financial Group (A)	21,700	6
Southside Bancshares	34,943	686
Southwest Bancorp	26,900	357
StanCorp Financial Group	12,100	491
Starwood Property Trust †	55,500	941
State Bancorp	7,500	71
StellarOne	10,100	129
Sterling Bancorp, Cl N	43,100	388
Stewart Information Services (A)	59,400	536
Student Loan	32,000	771
Sun Bancorp *	6,825	26
Susquehanna Bancshares	124,200	1,035
SVB Financial Group *	23,700	977
SY Bancorp	3,400	78
Synovus Financial (A)	802,060	2,037
Terreno Realty * †	17,500	310
Territorial Bancorp	2,100	40
Texas Capital Bancshares *	24,380	400
THL Credit *	45,800	527
Thomas Weisel Partners Group *	56,400	332

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Tompkins Financial, Cl US	6,170	$233
Tower Bancorp	3,200	70
Trico Bancshares	8,300	141
Trustco Bank NY	60,500	339
Trustmark	42,700	889
UDR † (A)	102,900	1,968
UMB Financial	7,600	270
Umpqua Holdings	53,000	608
Unibail (France) †	10,046	1,658
United Bankshares	7,500	180
United Community Banks *	88,097	348
United Financial Bancorp	30,200	412
Univest Corp of Pennsylvania	1,900	33
Validus Holdings	52,900	1,292
Ventas † (A)	30,300	1,423
Verde Realty PIPE * (B) (C)	21,100	413
ViewPoint Financial Group	32,600	452
Vornado Realty Trust † (A)	50,997	3,720
Walter Investment Management †	44,208	723
Washington Banking	8,700	111
Washington Real Estate Investment Trust †	23,300	643
Washington Trust Bancorp	5,400	92
Waterstone Financial *	1,000	3
Webster Financial	20,900	375
WesBanco	15,900	268
West Bancorporation	5,800	39
Westamerica Bancorporation	10,200	536
Western Alliance Bancorp *	66,400	476
Westfield Group †	128,329	1,320
Whitney Holding (A)	144,070	1,333
Willis Group Holdings	15,751	473
Wilmington Trust	33,700	374
Wilshire Bancorp (A)	59,900	524
Wintrust Financial	6,200	207
WSFS Financial	24,900	895
Yadkin Valley Financial	2,800	9
Zions Bancorporation (A)	87,008	1,877

		184,737

Health Care — 4.4%
AMN Healthcare Services *	118,200	884
Amsurg * (A)	63,367	1,129
Assisted Living Concepts, Cl A *	27,560	816
Brookdale Senior Living *	66,800	1,002
Cambrex *	174,000	548
Conmed *	99,939	1,862
Cooper (A)	29,210	1,162
Cross Country Healthcare * (A)	99,100	891
Cubist Pharmaceuticals * (A)	29,700	612
Enzon Pharmaceuticals *	32,200	343
Exactech *	39,960	682
Healthspring *	23,100	358
HealthTronics *	164,100	793
ICU Medical *	55,400	1,782
Inverness Medical Innovations *	27,500	733
Kendle International *	34,796	401
Kensey Nash *	14,959	355
Kindred Healthcare *	40,300	518
Kinetic Concepts * (A)	18,300	668
Magellan Health Services *	17,100	621
Medicis Pharmaceutical, Cl A	29,100	637

Description	Shares	Market Value ($ Thousands)
Nighthawk Radiology Holdings *	79,300	$205
Par Pharmaceutical *	53,500	1,389
Patterson (A)	31,502	899
PDL BioPharma (A)	64,700	363
PharMerica *	41,700	611
Providence Service *	38,000	532
RehabCare Group *	17,400	379
Skilled Healthcare Group, Cl A *	73,300	498
Universal American Financial * (A)	89,600	1,290

		22,963

Industrials — 15.3%
AAR * (A)	27,900	467
Acuity Brands (A)	24,900	906
Air Transport Services Group *	30,100	144
Aircastle (A)	104,000	816
Airtran Holdings *	408,300	1,980
Alamo Group	25,900	562
Alaska Air Group *	26,700	1,200
Ampco-Pittsburgh	27,300	569
AO Smith (A)	13,600	655
Apogee Enterprises	36,300	393
Arkansas Best (A)	26,500	550
Astec Industries * (A)	51,500	1,428
BE Aerospace * (A)	68,268	1,736
Belden (A)	63,406	1,395
Brady, Cl A (A)	46,877	1,168
Celadon Group *	41,300	584
Clean Harbors *	20,156	1,338
Columbus McKinnon *	36,600	511
Comfort Systems USA (A)	127,100	1,228
Consolidated Graphics *	11,500	497
Cornell *	76,300	2,050
Courier	31,252	382
CRA International *	28,200	531
Crane	32,000	967
Deluxe	71,200	1,335
Dycom Industries *	69,700	596
DynCorp International, Cl A *	22,300	391
EMCOR Group *	106,700	2,472
EnPro Industries * (A)	27,900	785
Esterline Technologies *	16,100	764
Force Protection *	90,500	371
FTI Consulting * (A)	82,000	3,574
G&K Services	46,085	952
Gardner Denver	35,496	1,583
Genco Shipping & Trading * (A)	21,500	322
Generac Holdings *	64,200	899
Geo Group *	46,400	963
GrafTech International *	30,900	452
Granite Construction (A)	94,900	2,238
Hudson Highland Group *	67,900	299
IDEX (A)	70,323	2,009
Interface, Cl A	91,959	988
Kadant *	58,839	1,025
Kaydon (A)	50,953	1,674
Kirby *	18,900	723
LECG *	168,800	439
Mueller Industries	58,600	1,442
NACCO Industries, Cl A	7,400	657
Pacer International * (A)	6,600	46

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Quanex Building Products	71,475	$1,236
Republic Airways Holdings * (A)	21,500	131
Ryder System (A)	48,000	1,931
School Specialty * (A)	154,262	2,787
Skywest	40,400	494
Spirit Aerosystems Holdings, Cl A *	54,800	1,044
Standex International	15,300	388
SYKES Enterprises *	114,800	1,634
TAL International Group	34,300	771
Teledyne Technologies *	76,332	2,945
Teleflex	31,220	1,695
Terex * (A)	68,021	1,275
Tetra Tech *	48,901	959
Towers Watson, Cl A	94,670	3,678
Triumph Group (A)	20,415	1,360
TrueBlue *	72,100	807
Tutor Perini * (A)	76,300	1,258
United Stationers * (A)	12,400	675
US Airways Group *	44,000	379
VSE	13,900	442
Wabash National *	83,000	590
Watts Water Technologies, Cl A	36,375	1,042
WESCO International * (A)	36,864	1,241
Woodward Governor (A)	60,500	1,545

		79,363

Information Technology — 13.6%
Actel *	91,400	1,172
Anixter International * (A)	27,500	1,171
Arris Group *	76,600	781
Arrow Electronics *	49,000	1,095
ATMI *	14,600	214
Benchmark Electronics * (A)	100,500	1,593
Black Box	18,400	513
Brocade Communications Systems *	223,552	1,153
CACI International, Cl A * (A)	66,339	2,818
CDC Software ADR *	151,600	1,184
China Security & Surveillance Technology * (A)	80,400	371
Ciber *	275,600	763
Coherent *	55,986	1,920
CSG Systems International *	59,400	1,089
CTS	54,900	507
Cymer *	7,700	231
Diebold (A)	95,537	2,603
Digi International *	133,100	1,101
Digital River * (A)	117,658	2,813
Earthlink (A)	169,600	1,350
Emulex *	92,072	845
Fair Isaac (A)	46,800	1,020
Fairchild Semiconductor International * (A)	127,600	1,073
Hackett Group *	186,700	525
Imation *	74,600	686
Intermec * (A)	241,390	2,474
Jack Henry & Associates (A)	39,500	943
Lawson Software *	437,486	3,194
LeCroy *	38,900	186
Lexmark International, Cl A * (A)	37,100	1,226
Littelfuse *	36,334	1,149

Description	Shares	Market Value ($ Thousands)
LTX-Credence * (A)	223,400	$632
Manhattan Associates *	70,600	1,945
Mantech International, Cl A * (A)	42,000	1,788
MAXIMUS	13,700	793
MicroStrategy, Cl A *	26,200	1,967
Monster Worldwide * (A)	97,600	1,137
Multi-Fineline Electronix *	30,200	754
Novell *	102,389	582
Omnivision Technologies *	7,900	169
Orbotech *	117,000	1,266
Parametric Technology * (A)	87,592	1,373
Photronics * (A)	117,200	530
Plantronics	7,800	223
Progress Software *	38,800	1,165
Radisys * (A)	77,800	741
RF Micro Devices *	128,500	503
Richardson Electronics	52,504	473
Rudolph Technologies *	111,800	844
SRA International, Cl A * (A)	73,700	1,450
SYNNEX * (A)	22,000	564
Synopsys *	55,493	1,158
Tech Data *	21,400	762
Technitrol (A)	63,300	200
TNS *	66,018	1,151
Tyler Technologies *	7,300	113
Ultra Clean Holdings *	78,200	666
Ultratech * (A)	88,100	1,434
United Online	88,200	508
Varian Semiconductor Equipment Associates * (A)	25,500	731
Web.com Group *	61,500	221
Websense *	72,800	1,376
Xyratex * (A)	117,693	1,665
Zebra Technologies, Cl A * (A)	64,343	1,632
Zoran *	239,232	2,282

		70,561

Materials — 4.3%
AEP Industries *	477	11
Aptargroup	29,473	1,115
Buckeye Technologies *	91,400	909
Cabot	29,403	709
Cytec Industries	22,071	883
Eagle Materials (A)	16,400	425
Glatfelter	51,600	560
Globe Specialty Metals *	91,700	947
Graham Packaging *	16,900	202
H.B. Fuller	90,900	1,726
Huntsman	114,689	994
Innophos Holdings	27,100	707
Innospec	54,900	515
Kaiser Aluminum (A)	11,000	381
Landec *	8,400	49
Myers Industries	64,100	519
NewMarket	14,300	1,249
OM Group * (A)	62,583	1,493
PolyOne *	85,800	722
Quaker Chemical	39,900	1,081
RTI International Metals * (A)	64,885	1,565
Schweitzer-Mauduit International	31,438	1,586
Sensient Technologies	63,500	1,647
Silgan Holdings	41,892	1,189

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Stepan	14,900	$1,020

		22,204

Telecommunication Services — 0.3%
Cincinnati Bell *	242,900	731
USA Mobility	45,100	583

		1,314

Utilities — 6.2%
AGL Resources	57,490	2,059
Allete (A)	56,400	1,931
Avista (A)	61,500	1,201
California Water Service Group	10,700	382
Cleco	75,200	1,986
El Paso Electric *	113,900	2,204
Empire District Electric (A)	75,000	1,408
Great Plains Energy	161,122	2,742
Idacorp	68,024	2,263
Nicor	9,300	377
Northwest Natural Gas (A)	16,600	723
NorthWestern (A)	87,200	2,285
NV Energy (A)	49,200	581
Portland General Electric	291,404	5,342
South Jersey Industries	23,624	1,015
Southwest Gas	21,700	640
UGI	37,100	944
UIL Holdings	18,290	458
Unisource Energy	17,400	525
Vectren	77,900	1,843
Westar Energy (A)	55,293	1,195
WGL Holdings (A)	1,300	44

		32,148

Total Common Stock (Cost $488,746) ($ Thousands)		502,312

	Number of Warrants
WARRANTS — 0.0%
Washington Mutual Expires 2050 (D)	30,242	12

Total Warrants (Cost $—) ($Thousands)		12

AFFILIATED PARTNERSHIP — 24.3%
SEI Liquidity Fund, L.P.,
0.240% (E) ** ††	130,170,205	126,143

Total Affiliated Partnership (Cost $130,170) ($ Thousands)		126,143

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110% ** ††	17,641,632	17,642

Total Cash Equivalent (Cost $17,642) ($ Thousands)		17,642

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION (F) (G) — 0.9%
U.S. Treasury Bills
0.200%, 12/16/10	$4,755	$4,750

Total U.S. Treasury Obligation (Cost $4,750) ($ Thousands)		4,750

Total Investments — 125.4% (Cost $641,308) ($ Thousands) ‡‡		$650,859

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:
Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	242	Sep-2010	$(1,050)

For the period ended June 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $519,080 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at June 30, 2010. The total market value of securities on loan at June 30, 2010 was $124,423 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2010 was $413 ($ Thousands) and represented 0.08% of Net Assets.

(C)	Securities considered illiquid and restricted. The total value of such securities as of June 30, 2010 was $413 ($ Thousands) and represented 0.08% of Net Assets.

(D)	This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2010 was 126,143 ($ Thousands).

(F)	The rate reported is the effective yield at the time of purchase.

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “-” are either $0 or have been rounded to $0.

‡‡	At June 30, 2010, the tax basis cost of the Fund’s investments was $641,308 ($ Thousands), and the unrealized appreciation and depreciation were $62,217 ($ Thousands) and ($52,666) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2010

A summary of restricted securities held by the Fund at June 30, 2010, is as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Verde Realty PIPE	21,100	02/16/07	02/16/07	$696	$413	0.08%

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$501,899	$—	$413	$502,312
Warrants	12	—	—	12
U.S. Treasury Obligation	—	4,750	—	4,750
Cash Equivalent	17,642	—	—	17,642
Affiliated Partnership	—	126,143	—	126,143

Total Investments in Securities	$519,553	$130,893	$413	$650,859

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,050)	$—	$—	$(1,050)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2009	$445
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(32)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2010	$413

Changes in unrealized gains (losses included in earnings to securities still held at reporting date	$(32)

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1% ‡

Consumer Discretionary — 17.7%
American Axle & Manufacturing Holdings *	12,990	$95
American Greetings, Cl A	35,790	672
American Public Education *	62,902	2,749
Amerigon * (A)	29,417	217
Ameristar Casinos	1,600	24
AnnTaylor Stores *	29,860	486
ATC Technology *	9,600	155
Bally Technologies *	13,860	449
Barnes & Noble	3,000	39
Belo, Cl A *	73,292	417
Big 5 Sporting Goods (A)	12,100	159
Blue Nile *	3,954	186
Bon-Ton Stores	6,430	63
Bridgepoint Education *	5,000	79
Brinker International	12,637	183
Brown Shoe	25,296	384
Brunswick	14,760	184
Buckle	9,838	319
Buffalo Wild Wings *	25,755	942
Build-A-Bear Workshop *	13,260	90
Cabela’s *	42,675	603
California Pizza Kitchen *	33,800	512
Capella Education * (A)	17,484	1,422
Cato, Cl A	35,588	784
Century Casinos *	34,268	74
Charming Shoppes *	23,900	90
Cheesecake Factory * (A)	25,084	558
Chipotle Mexican Grill, Cl A *	3,800	520
Christopher & Banks	29,950	185
Citi Trends * (A)	12,300	405
Coldwater Creek *	23,131	78
Collective Brands *	8,246	130
Cooper Tire & Rubber	39,018	761
Core-Mark Holding *	2,200	60
Corinthian Colleges * (A)	34,790	343
Cracker Barrel Old Country Store	19,609	913
CROCS *	45,600	482
Dana Holding *	69,500	695
Deckers Outdoor *	9,492	1,356
Denny’s *	88,681	231
Dick’s Sporting Goods * (A)	38,919	969
Dillard’s, Cl A	4,100	88
DineEquity *	1,933	54
Domino’s Pizza *	22,749	257
DSW, Cl A * (A)	15,500	348
Eastman Kodak *	131,900	572
Entercom Communications *	9,700	86
Entravision Communications, Cl A *	4,430	9
EW Scripps, Cl A *	18,228	135
Exide Technologies *	21,200	110
Finish Line, Cl A	101,897	1,419
Foot Locker	20,630	260
Fossil * (A)	19,154	665
Fred’s, Cl A	19,350	214
Furniture Brands International *	12,100	63
Gentex	6,000	108
Grand Canyon Education * (A)	33,787	792

Description	Shares	Market Value ($ Thousands)
Gymboree *	6,591	$282
Hibbett Sports *	21,064	505
Hillenbrand	10,300	220
HSN * (A)	53,545	1,285
Iconix Brand Group *	68,112	979
Insight Enterprises *	20,876	275
Interactive Data	1,100	37
Interval Leisure Group *	4,200	52
Isle of Capri Casinos * (A)	15,604	144
J Crew Group *	40,010	1,473
Jarden	46,890	1,260
Jo-Ann Stores * (A)	7,312	274
JOS A Bank Clothiers * (A)	8,500	459
K12 * (A)	30,425	675
Kirkland’s * (A)	64,898	1,095
Knology *	30,364	332
La-Z-Boy, Cl Z *	46,960	349
Lee Enterprises *	4,200	11
Leggett & Platt	20,500	411
Life Time Fitness * (A)	67,984	2,161
Lin TV, Cl A *	5,700	31
Live Nation *	127,825	1,336
Liz Claiborne *	94,571	399
Lululemon Athletica * (A)	18,421	686
Maidenform Brands *	13,912	283
Marcus	7,671	73
MarineMax *	7,230	50
Matthews International, Cl A	6,519	191
Meritage Homes *	41,170	670
National CineMedia	60,485	1,008
Nutri/System	17,327	398
NVR *	1,075	704
OfficeMax *	24,619	322
Oxford Industries	23,000	481
Peet’s Coffee & Tea * (A)	19,621	771
PetMed Express	6,866	122
PetSmart	29,265	883
PF Chang’s China Bistro (A)	19,849	787
Pinnacle Entertainment *	47,287	447
Polaris Industries	2,000	109
Pre-Paid Legal Services * (A)	4,200	191
Radio One, Cl D *	3,000	4
Retail Ventures *	12,530	98
Ryland Group	39,400	624
Saks *	175,680	1,333
Sally Beauty Holdings *	6,800	56
Sinclair Broadcast Group, Cl A *	65,437	381
Sirius XM Radio *	42,600	40
Skechers U.S.A., Cl A *	7,700	281
Sonic Automotive, Cl A *	1,344	12
Sotheby’s (A)	45,585	1,042
Stage Stores	9,500	101
Stamps.com *	6,719	69
Steiner Leisure *	8,877	341
Sturm Ruger (A)	55,380	794
Superior Industries International	5,500	74
Talbots *	152,495	1,572
Tempur-Pedic International *	66,071	2,032
Tenneco *	52,285	1,101
Tractor Supply (A)	26,567	1,620
True Religion Apparel *	27,485	607
Tupperware Brands	23,217	925

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Ulta Salon Cosmetics & Fragrance * (A)	48,572	$1,149
Under Armour, Cl A *	19,409	643
Unifirst	3,100	137
Universal Electronics * (A)	2,000	33
Universal Technical Institute *	18,373	434
Valassis Communications *	9,900	314
Volcom *	6,052	112
Warnaco Group *	14,598	528
Williams-Sonoma	2,154	53
Wolverine World Wide	9,057	228
World Wrestling Entertainment, Cl A	10,100	157
Zumiez *	65,690	1,058

		64,417

Consumer Staples — 3.0%
American Italian Pasta, Cl A * (A)	12,401	656
Andersons	1,100	36
Cal-Maine Foods	8,758	280
Casey’s General Stores	15,928	556
Chiquita Brands International *	3,541	43
Darling International *	85,409	641
Diamond Foods	11,430	470
Great Atlantic & Pacific Tea *	28,840	112
Herbalife	9,315	429
J&J Snack Foods	8,700	366
Lancaster Colony (A)	12,703	678
Medifast * (A)	41,167	1,067
Nash Finch	10,088	345
Nu Skin Enterprises, Cl A	30,500	760
Pantry *	1,432	20
Revlon, Cl A *	4,600	51
Ruddick	14,400	446
Sanderson Farms	11,698	593
Smart Balance *	125,710	514
Spartan Stores	11,046	151
United Natural Foods *	20,201	604
Universal	7,200	286
USANA Health Sciences *	5,735	210
Vector Group	76,800	1,292
Weis Markets	810	27
Winn-Dixie Stores *	24,816	239

		10,872

Energy — 4.4%
American Oil & Gas * (A)	23,400	147
Arena Resources *	14,982	478
BPZ Resources *	11,293	47
Brigham Exploration *	21,400	329
CARBO Ceramics (A)	5,500	397
Clayton Williams Energy *	600	25
Clean Energy Fuels * (A)	14,100	211
Comstock Resources *	74,975	2,078
Contango Oil & Gas *	4,085	183
Delek US Holdings	5,365	39
Dresser-Rand Group *	40,520	1,278
Dril-Quip *	300	13
Energy XXI Bermuda * (A)	44,600	704
Global Industries * (A)	4,483	20
Goodrich Petroleum * (A)	138,734	1,665
Gulf Island Fabrication	6,917	107
Gulfport Energy *	7,100	84

Description	Shares	Market Value ($ Thousands)
Houston American Energy	11,400	$112
Infinity Bio-Energy *	741,494	—
International Coal Group *	111,200	428
Lufkin Industries	14,664	572
McMoRan Exploration * (A)	30,800	342
Newpark Resources *	15,300	93
PetroHawk Energy *	120,069	2,038
Quicksilver Resources *	87,144	959
RPC	3,900	53
Scorpio Tankers *	58,304	668
Tetra Technologies *	24,200	220
Unit *	4,900	199
Vaalco Energy (A)	50,660	284
Willbros Group * (A)	47,768	354
World Fuel Services	71,027	1,842

		15,969

Financials — 4.8%
Affiliated Managers Group * (A)	23,327	1,418
Alexander’s †	300	91
Amtrust Financial Services	3,000	36
Apollo Investment *	2,900	27
BGC Partners, Cl A	11,600	59
Calamos Asset Management, Cl A	18,725	174
CapitalSource	340,051	1,619
Cardtronics *	75,834	983
Cohen & Steers	7,319	152
Compass Diversified Holdings	500	7
DuPont Fabros Technology †	3,027	74
EastGroup Properties †	3,378	120
eHealth *	4,300	49
Equity Lifestyle Properties †	3,438	166
Equity One †	13,157	205
Essex Property Trust †	1,600	156
Financial Engines *	54,696	744
First Cash Financial Services *	1,028	22
Getty Realty †	11,498	258
Greenhill	11,619	710
Hercules Technology Growth Capital	10,689	98
Home Properties †	2,800	126
Jones Lang LaSalle	18,060	1,186
Life Partners Holdings (A)	950	19
LTC Properties †	15,855	385
MarketAxess Holdings	124,403	1,716
MF Global Holdings *	84,444	482
MGIC Investment *	187,894	1,295
Mid-America Apartment Communities †	2,949	152
MSCI, Cl A *	25,947	711
Nelnet, Cl A	10,800	208
Omega Healthcare Investors †	1,700	34
optionsXpress Holdings * (A)	18,047	284
Portfolio Recovery Associates * (A)	3,300	220
Potlatch † (A)	4,823	172
PS Business Parks †	700	39
Realty Income †	2,100	64
Senior Housing Properties Trust †	1,200	24
Stifel Financial *	2,133	93
SVB Financial Group *	19,235	793

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
SWS Group	6,057	$57
Tanger Factory Outlet Centers † (A)	3,600	149
Titanium Asset Management PIPE * (B) (C)	140,900	413
Tompkins Financial, Cl US	1,700	64
Tower Group	7,054	152
TradeStation Group *	3,800	26
Trustco Bank NY	49,477	277
Value Creation * (B) (C)	145,600	137
Washington Real Estate Investment Trust †	3,100	85
World Acceptance *	24,844	952

		17,483

Health Care — 18.7%
Abaxis * (A)	75,027	1,608
Achillion Pharmaceuticals *	79,610	175
Acorda Therapeutics *	81,507	2,536
Affymetrix * (A)	31,438	185
Air Methods *	15,195	452
Albany Molecular Research *	15,815	82
Align Technology * (A)	122,416	1,820
Allos Therapeutics * (A)	15,200	93
Alnylam Pharmaceuticals * (A)	15,286	230
AMAG Pharmaceuticals *	58,325	2,003
Amedisys *	8,392	369
American Medical Systems Holdings * (A)	8,600	190
AMERIGROUP *	19,531	634
AMN Healthcare Services *	30,599	229
Analogic	2,356	107
Angiodynamics *	5,952	88
Arthrocare *	2,600	80
ATHENAHEALTH INC *	42,905	1,121
Auxilium Pharmaceuticals * (A)	4,100	96
BioMarin Pharmaceuticals *	78,314	1,485
Bio-Reference Labs *	6,000	133
Biovail	51,085	983
Bruker BioSciences * (A)	75,914	923
Cantel Medical	22,600	377
Cardiome Pharma *	115,814	944
Catalyst Health Solutions *	51,565	1,779
Centene *	11,984	258
Cepheid * (A)	21,952	352
Chemed (A)	24,333	1,330
Computer Programs & Systems	3,854	158
Conceptus * (A)	79,487	1,238
Corvel *	3,473	117
Cubist Pharmaceuticals *	57,087	1,176
Cyberonics *	14,471	343
Cypress Bioscience *	3,073	7
Dionex *	2,714	202
Durect *	267,103	649
Emergency Medical Services, Cl A * (A)	11,400	559
Emergent Biosolutions *	2,415	39
Enzo Biochem *	18,808	77
eResearchTechnology *	38,446	303
ev3 *	15,400	345
Exelixis * (A)	81,600	283
Furiex Pharmaceuticals *	390	4

Description	Shares	Market Value ($ Thousands)
Genoptix *	4,927	$85
Gen-Probe *	8,673	394
Gentiva Health Services * (A)	6,300	170
Haemonetics *	1,400	75
Halozyme Therapeutics *	19,900	140
Healthsouth * (A)	93,594	1,751
Healthspring *	10,308	160
Healthways *	6,120	73
HeartWare International *	15,186	1,064
Hi-Tech Pharmacal *	2,100	48
HMS Holdings * (A)	7,638	414
Human Genome Sciences * (A)	39,691	899
ICU Medical *	2,300	74
Idexx Laboratories *	10,307	628
Immucor *	35,766	681
Immunogen * (A)	32,100	298
Impax Laboratories *	7,800	149
Incyte * (A)	86,940	962
Integra LifeSciences Holdings * (A)	6,417	237
IPC The Hospitalist *	37,876	951
Isis Pharmaceuticals *	1,900	18
Kendle International * (A)	8,727	101
Kensey Nash *	8,300	197
Landauer	7,373	449
LCA-Vision *	23,600	131
LHC Group * (A)	40,112	1,113
Luminex * (A)	28,414	461
Magellan Health Services *	2,362	86
Martek Biosciences *	7,274	173
Masimo	31,966	761
MedAssets *	38,425	887
Medicis Pharmaceutical, Cl A (A)	36,910	808
Medivation * (A)	26,674	236
Mednax *	15,579	866
MELA Sciences * (A)	14,155	105
Meridian Bioscience	33,101	563
Merit Medical Systems *	5,320	86
Molina Healthcare *	5,567	160
MWI Veterinary Supply *	16,057	807
Myriad Genetics *	31,940	478
National Healthcare	4,006	138
Natus Medical *	17,130	279
Nektar Therapeutics * (A)	56,891	688
Neogen * (A)	16,040	418
NPS Pharmaceuticals *	14,427	93
NuVasive * (A)	55,437	1,966
Obagi Medical Products *	38,477	455
Odyssey HealthCare *	3,100	83
Omnicell *	74,501	871
Onyx Pharmaceuticals *	19,121	413
Optimer Pharmaceuticals * (A)	18,697	173
Orthofix International *	6,809	218
Owens & Minor	26,571	754
Par Pharmaceutical *	724	19
Parexel International *	31,044	673
PDL BioPharma (A)	323,723	1,819
Perrigo	111	7
Pharmaceutical Product Development	4,687	119
Pharmasset *	5,404	148
Pozen *	114,555	803

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
PSS World Medical * (A)	65,637	$1,388
Psychiatric Solutions *	7,300	239
Questcor Pharmaceuticals *	128,975	1,317
Quidel * (A)	20,850	265
Salix Pharmaceuticals *	14,300	558
Savient Pharmaceuticals * (A)	88,129	1,110
Seattle Genetics * (A)	39,139	469
SIGA Technologies * (A)	34,807	268
Sirona Dental Systems * (A)	16,184	564
Spectrum Pharmaceuticals * (A)	34,700	136
StemCells * (A)	99,700	94
STERIS	57,920	1,800
Sunrise Senior Living *	18,300	51
Techne	17,667	1,015
Theravance * (A)	61,487	773
Thoratec * (A)	8,089	346
United Therapeutics * (A)	9,413	459
Universal American Financial *	7,800	112
Valeant Pharmaceuticals International *	3,943	206
Vanda Pharmaceuticals *	15,000	99
Viropharma * (A)	81,805	917
Vivus * (A)	9,500	91
Volcano * (A)	13,975	305
WellCare Health Plans * (A)	38,698	919
Zoll Medical *	12,995	352

		67,891

Industrials — 17.4%
Actuant, Cl A	8,553	161
Acuity Brands (A)	36,933	1,344
Administaff	12,387	299
Advisory Board * (A)	10,161	437
Aegean Marine Petroleum Network (A)	110,413	2,206
AerCap Holdings *	139,360	1,447
Aerovironment *	50,381	1,095
Air Transport Services Group *	7,900	38
Airtran Holdings *	287,201	1,393
Alaska Air Group *	11,133	500
Albany International, Cl A	4,200	68
Allegiant Travel, Cl A (A)	1,000	43
Alliant Techsystems *	8,580	532
American Science & Engineering	3,100	236
AO Smith	5,516	266
APAC Customer Services * (A)	113,771	649
Apogee Enterprises	24,954	270
Applied Industrial Technologies	2,100	53
Arkansas Best	22,773	473
Armstrong World Industries *	14,165	427
ArvinMeritor * (A)	40,100	525
Atlas Air Worldwide Holdings *	7,400	351
Avis Budget Group * (A)	111,289	1,093
AZZ	3,200	118
Badger Meter	1,935	75
Barnes Group	46,144	756
Beacon Roofing Supply *	27,744	500
Belden	2,000	44
Brady, Cl A	4,324	108
Briggs & Stratton	10,576	180
Carlisle	19,780	715
Celadon Group *	43,595	616

Description	Shares	Market Value ($ Thousands)
Cenveo *	36,650	$201
Chart Industries *	24,913	388
Clean Harbors *	2,200	146
Comfort Systems USA	13,800	133
Commercial Vehicle Group *	2,660	27
Consolidated Graphics *	2,500	108
Continental Airlines, Cl B *	23,590	519
Copa Holdings, Cl A	15,725	695
Copart *	40,288	1,443
Corporate Executive Board	37,584	987
CoStar Group * (A)	50,530	1,961
CRA International *	2,300	43
Cubic	18,583	676
Curtiss-Wright	2,195	64
Deluxe	14,733	276
Diamond Management & Technology Consultants	1,800	19
Dollar Thrifty Automotive Group *	4,500	192
Dycom Industries *	3,400	29
Dynamic Materials	2,983	48
EMCOR Group *	4,500	104
EnerNOC * (A)	49,774	1,565
EnerSys *	25,484	544
Forward Air	3,168	86
Franklin Electric	400	11
Gardner Denver	23,500	1,048
GenCorp *	103,580	454
Genesee & Wyoming, Cl A *	4,030	150
GeoEye * (A)	18,633	580
GrafTech International *	13,000	190
Graham (A)	19,947	299
Hawaiian Holdings * (A)	100,971	522
Healthcare Services Group	39,656	752
Heico, Cl A	14,947	403
Higher One Holdings *	63,288	918
HNI (A)	21,544	594
Horizon Lines, Cl A	99,876	423
ICF International *	27,225	652
IHS, Cl A *	18,840	1,101
II-VI *	15,384	456
Innerworkings * (A)	288,211	1,968
Interface, Cl A	80,315	863
JB Hunt Transport Services	5,700	186
Kaman	23,098	511
Kansas City Southern *	2,800	102
Kaydon (A)	16,179	532
Kelly Services, Cl A * (A)	9,300	138
Knight Transportation (A)	15,159	307
Landstar System	37,245	1,452
Lennox International	7,339	305
Marten Transport *	12,445	259
Michael Baker *	9,118	318
Middleby *	11,513	612
Mine Safety Appliances	12,000	297
MYR Group * (A)	25,932	433
Navistar International *	7,700	379
Nordson	32,610	1,829
Old Dominion Freight Line *	24,909	875
Owens Corning *	14,500	434
Pacer International * (A)	29,400	206
Polypore International *	24,500	557
Powell Industries *	8,293	227

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30 , 2010

Description	Shares	Market Value ($ Thousands)
Raven Industries	11,072	$373
RBC Bearings *	16,819	487
Resources Connection *	90,160	1,226
Ritchie Bros. Auctioneers	47,825	871
Rollins	40,928	847
Rush Enterprises, Cl A *	50,569	676
Sauer-Danfoss *	7,300	89
Standard Parking *	71,980	1,139
Standard Register	20,482	64
TAL International Group	3,800	85
Teledyne Technologies *	6,029	232
Tennant (A)	36,952	1,250
Tetra Tech *	38,906	763
Timken	1,400	36
Titan Machinery * (A)	55,351	727
TransDigm Group	24,805	1,266
Tredegar	10,879	177
TrueBlue *	9,600	107
Tutor Perini *	8,714	144
UAL *	32,521	669
US Airways Group *	16,712	144
US Ecology	3,300	48
Vitran *	43,350	574
Wabtec	28,870	1,152
WESCO International *	43,185	1,454
Woodward Governor	1,983	51

		63,266

Information Technology — 27.8%
ACI Worldwide *	11,755	229
Acme Packet *	51,084	1,373
Actuate *	34,796	155
Acxiom *	8,400	123
ADC Telecommunications *	24,400	181
Adtran	13,241	361
Advanced Energy Industries *	147,720	1,815
Advent Software * (A)	32,005	1,503
Amkor Technology *	66,656	367
Ancestry.com * (A)	45,725	806
AOL *	30,690	638
Applied Micro Circuits *	59,700	626
Archipelago Learning *	47,596	544
Ariba *	20,400	325
Arris Group *	89,349	910
Art Technology Group * (A)	337,626	1,155
AsiaInfo Holdings *	35,745	781
Atheros Communications *	74,431	2,050
Atmel *	243,165	1,167
ATMI * (A)	51,134	749
Aviat Networks *	21,500	78
Benchmark Electronics *	27,342	433
Blackbaud	29,600	644
Blackboard *	32,422	1,210
Blue Coat Systems *	37,620	769
Brightpoint *	85,341	597
Cabot Microelectronics *	5,849	202
CACI International, Cl A *	3,770	160
Ceva *	97,270	1,226
Checkpoint Systems *	18,716	325
Ciber *	20,900	58
Cirrus Logic * (A)	32,900	520
Cogent *	20,534	185

Description	Shares	Market Value ($ Thousands)
Cognex	16,409	$289
CommScope *	32,880	782
CommVault Systems * (A)	59,999	1,350
Comtech Telecommunications *	22,829	683
Concur Technologies * (A)	12,078	515
CSG Systems International *	10,000	183
CTS	32,504	300
Cybersource *	14,500	370
Daktronics	17,130	129
DealerTrack Holdings * (A)	27,716	456
DG FastChannel *	11,510	375
Diodes *	14,087	224
Dolby Laboratories, Cl A *	1	0
Double-Take Software *	3,568	37
DTS *	63,153	2,076
Earthlink	82,471	656
Echo Global Logistics *	32,225	393
Emulex *	15,622	143
Entegris *	41,700	166
Entropic Communications * (A)	77,596	492
Euronet Worldwide *	60,942	779
Exar *	4,400	30
Finisar *	23,300	347
Forrester Research *	5,404	164
Gartner *	64,040	1,489
GSI Commerce *	33,796	973
Hackett Group *	10,733	30
Harmonic *	13,057	71
Heartland Payment Systems	56,708	842
Hittite Microwave *	18,516	828
Hypercom *	27,520	128
Imation *	51,631	475
Infinera *	9,890	64
infoGROUP *	34,739	277
Informatica * (A)	5,100	122
Integrated Device Technology *	78,600	389
Integrated Silicon Solution *	17,900	135
InterDigital * (A)	18,607	459
Intermec *	49,896	512
Internet Capital Group *	62,287	473
Intersil, Cl A	28,900	350
IXYS *	26,466	234
j2 Global Communications * (A)	57,325	1,252
Jack Henry & Associates	10,000	239
JDA Software Group *	14,081	309
Kenexa *	7,100	85
Knot * (A)	61,971	482
L-1 Identity Solutions, Cl 1 *	28,796	236
Lattice Semiconductor *	55,700	242
Loral Space & Communications *	6,300	269
LTX-Credence * (A)	35,700	101
Manhattan Associates *	23,800	656
Marchex, Cl A	2,100	8
MAXIMUS	14,081	815
MercadoLibre * (A)	8,325	437
Meru Networks * (A)	32,367	384
Methode Electronics (A)	105,274	1,025
Micrel	27,974	285
Microsemi * (A)	49,545	725
MicroStrategy, Cl A *	23,278	1,748
Mindspeed Technologies *	12,070	90
MIPS Technologies *	31,394	160

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
MKS Instruments *	25,491	$477
ModusLink Global Solutions *	10,860	65
MoneyGram International *	81,080	199
Monotype Imaging Holdings *	35,929	324
Move *	22,504	46
Multi-Fineline Electronix *	10,955	273
NCR *	4,900	59
Net 1 UEPS Technologies *	46,756	627
Netgear *	21,456	383
Netlogic Microsystems *	67,546	1,837
Netscout Systems *	8,046	114
NetSuite *	69,977	885
Nuance Communications * (A)	26,210	392
Oclaro *	16,025	178
Openwave Systems *	14,420	29
Palm *	66,800	380
Parametric Technology *	23,700	371
Park Electrochemical	18,175	444
Pegasystems	5,800	186
Plantronics	18,484	529
Plexus *	10,525	281
Power Integrations (A)	52,981	1,706
Power-One * (A)	34,400	232
Progress Software *	3,193	96
PROS Holdings *	66,594	433
Quality Systems	22,963	1,332
Quantum *	102,600	193
Quest Software * (A)	110,802	1,999
Radisys *	9,901	94
RealNetworks *	52,000	172
RF Micro Devices *	96,867	379
RightNow Technologies *	29,364	461
Riverbed Technology *	23,903	660
Rofin-Sinar Technologies *	5,964	124
Rogers *	3,654	102
Rosetta Stone *	47,548	1,092
Rubicon Technology * (A)	27,042	806
Sanmina-SCI *	63,700	867
Sapient	91,316	926
SAVVIS *	45,949	678
Scansource * (A)	17,690	441
Smith Micro Software *	41,610	396
Solera Holdings	31,440	1,138
Sonic Solutions * (A)	61,792	516
Sourcefire *	12,221	232
SRA International, Cl A *	7,811	154
SS&C Technologies Holdings *	100,129	1,605
Standard Microsystems *	10,006	233
STEC * (A)	12,365	155
Stratasys * (A)	7,101	174
SuccessFactors * (A)	33,780	702
Synaptics *	6,654	183
Synchronoss Technologies * (A)	30,347	576
Syntel	43,457	1,475
Take-Two Interactive Software *	57,312	516
Taleo, Cl A *	46,370	1,126
Technitrol	43,100	136
Tekelec *	5,230	69
TeleTech Holdings *	27,547	355
Teradyne *	123,425	1,203
Tessera Technologies * (A)	14,431	232
THQ *	23,972	104

Description	Shares	Market Value ($ Thousands)
TIBCO Software *	134,800	$1,626
Trimble Navigation *	42,745	1,197
TriQuint Semiconductor *	58,247	356
TTM Technologies *	11,968	114
Tyler Technologies *	4,072	63
Ultimate Software Group *	5,943	195
Ultra Clean Holdings *	3,300	28
Ultratech *	1,814	29
Unisys * (A)	66,599	1,231
United Online	108,161	623
Valueclick * (A)	79,578	851
VanceInfo Technologies ADR *	29,260	681
Vasco Data Security International *	34,649	214
Veeco Instruments * (A)	70,208	2,407
VeriFone Holdings *	66,803	1,265
VistaPrint * (A)	67,096	3,186
Vocus *	69,930	1,069
Volterra Semiconductor *	60,061	1,385
Wave Systems, Cl A *	6,300	20
Websense * (A)	4,910	93
Wright Express * (A)	14,000	416
Xyratex * (A)	15,700	222
Zoran *	78,168	746

		100,772

Materials — 2.5%
AK Steel Holding	7,600	90
Carpenter Technology	13,700	450
Clearwater Paper *	2,300	126
Crown Holdings *	31,280	783
Glatfelter	4,400	48
H.B. Fuller	16,257	309
Haynes International	4,606	142
Innophos Holdings	8,987	234
Koppers Holdings	22,646	509
Myers Industries	8,624	70
Nalco Holding	40,150	822
Neenah Paper	6,627	121
NewMarket	14,028	1,225
Olin	28,438	514
Omnova Solutions *	7,300	57
PolyOne *	58,745	495
Rock-Tenn, Cl A	8,038	399
Rockwood Holdings *	3,100	70
Schulman A	9,503	180
Solutia *	1,000	13
Spartech *	5,900	61
Stepan	423	29
Stillwater Mining *	1,257	15
Wausau Paper *	28,501	193
Worthington Industries (A)	41,970	540
WR Grace * (A)	75,431	1,587

		9,082

Telecommunication Services — 1.3%
Alaska Communications Systems Group	4,100	35
Atlantic Telegraph-Network	4,317	178
Cbeyond * (A)	18,308	229
Cincinnati Bell *	90,000	271
Cogent Communications Group *	23,195	176
Frontier Communications	30,700	218

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Global Crossing * (A)	35,185	$372
Neutral Tandem * (A)	30,121	339
NTELOS Holdings	11,203	193
SBA Communications, Cl A * (A)	65,884	2,241
Shenandoah Telecommunications	4,300	76
USA Mobility	23,500	303

		4,631

Utilities — 0.5%
California Water Service Group (A)	3,230	115
ITC Holdings	13,570	718
Laclede Group	2,787	92
MGE Energy	5,406	195
NorthWestern	22,630	593

		1,713

Total Common Stock (Cost $326,444) ($ Thousands)		356,096

	Number of Warrants
WARRANTS — 0.0%
Rentech
Expires 04/25/12 * (B) (C)	19,400	1
Titanium Asset Management
Expires 06/21/11 * (B) (C)	147,800	—

Total Warrants (Cost $—) ($Thousands)		1

AFFILIATED PARTNERSHIP — 14.0%
SEI Liquidity Fund, L.P.,
0.240% (D) ** ††	53,880,595	50,992

Total Affiliated Partnership (Cost $53,881) ($ Thousands)		50,992

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110% ** ††	6,664,176	6,664

Total Cash Equivalent (Cost $6,664) ($ Thousands)		6,664

U.S. TREASURY OBLIGATION (E) (F) —1.2%
U.S. Treasury Bills
0.200%, 12/16/10	$4,239	4,235

Total U.S. Treasury Obligation (Cost $4,235) ($ Thousands)		4,235

Total Investments — 115.1% (Cost $391,224) ($ Thousands) ‡‡		$417,988

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	118	Sep-2010	$(512)

For the period ended June 30, 2010, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $363,079 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2010

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at June 30, 2010. The total market value of securities on loan at June 30, 2010 was $51,906 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2010 was $551 ($ Thousands) and represented 0.15% of Net Assets.

(C)	Securities considered illiquid and restricted. The total value of such securities as of June 30, 2010 was $551 ($ Thousands) and represented 0.15% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2010 was $50,992 ($ Thousands).

(E)	The rate reported is the effective yield at the time of purchase.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “-” are $0 or have been rounded to $0.

‡‡	At June 30, 2010, the tax basis cost of the Fund’s investments was $391,224 ($ Thousands), and the unrealized appreciation and depreciation were $51,997 ($ Thousands) and ($25,233) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2010

A summary of restricted securities held by the Fund as of June 30, 2010, is as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Rentech Warrant	19,400	04/20/07	04/20/07	$—	$1	—%
Titanium Asset Management PIPE	140,900	03/31/10	03/31/10	845	413	0.11
Titanium Asset	147,800	03/31/10	03/31/10	—	—	—
Value Creation	145,600	08/10/06	08/10/06	1,491	137	0.04

				$2,336	$551	0.15%

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$355,546	$137	$413	$356,096
Warrants	—	1	—	1
U.S. Treasury Obligation	—	4,235	—	4,235
Cash Equivalent	6,664	—	—	6,664
Affiliated Partnership	—	50,992	—	50,992

Total Investments in Securities	$362,210	$55,365	$413	$417,988

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(512)	$—	$—	$(512)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2009	$571
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(146)
Net purchases/sales	—
Net transfer in and/or out of Level 3	(12)

Ending balance as of June 30, 2010	$413

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(146)

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.5%

Consumer Discretionary — 17.7%
Aaron Rents (A)	16,077	$274
Abercrombie & Fitch, Cl A	7,304	224
Aeropostale *	20,250	580
AFC Enterprises *	12,000	109
American Axle & Manufacturing Holdings *	3,600	26
American Eagle Outfitters	66,834	785
American Greetings, Cl A (A)	20,300	381
Amerigon *	3,300	24
Ameristar Casinos (A)	1,300	20
AnnTaylor Stores * (A)	11,800	192
Apollo Group, Cl A * (A)	7,200	306
Arbitron	800	20
Ascent Media, Cl A *	1,500	38
ATC Technology *	11,863	191
Autoliv	16,300	780
Autonation * (A)	1,400	27
Bally Technologies *	3,100	100
Barnes & Noble (A)	4,716	61
Bebe Stores (A)	8,806	56
Belo, Cl A *	33,874	193
Big Lots * (A)	8,000	257
Biglari Holdings *	90	26
BJ’s Restaurants *	1,500	35
BorgWarner *	14,726	550
Bridgepoint Education * (A)	53,400	844
Brinker International	1,700	25
Brown Shoe	2,700	41
Brunswick (A)	25,020	311
Buckle (A)	2,500	81
Build-A-Bear Workshop *	2,700	18
Cabela’s * (A)	17,200	243
Cablevision Systems, Cl A	14,700	353
Callaway Golf (A)	27,675	167
Capella Education *	700	57
Career Education * (A)	20,200	465
Carmax * (A)	3,100	62
Carter’s * (A)	27,200	714
Cato, Cl A	27,035	595
CBS, Cl B	12,800	165
Central European Media Enterprises, Cl A * (A)	700	14
Charm Communications ADR *	8,900	67
Cheesecake Factory * (A)	21,200	472
Chico’s FAS	1,900	19
Childrens Place Retail Stores *	8,300	365
Chipotle Mexican Grill, Cl A * (A)	1,100	150
Christopher & Banks	18,769	116
Citi Trends *	10,590	349
CKE Restaurants	1,400	17
CKX *	5,600	28
Coinstar * (A)	15,300	658
Columbia Sportswear	500	23
Cooper Tire & Rubber (A)	40,797	796
Corinthian Colleges * (A)	3,800	38
Cracker Barrel Old Country Store (A)	20,358	948
CROCS * (A)	49,250	521
Dana Holding *	8,301	83

Description	Shares	Market Value ($ Thousands)
Darden Restaurants	9,361	$364
Deckers Outdoor *	300	43
Dick’s Sporting Goods *	40,640	1,012
Dillard’s, Cl A (A)	17,000	366
DineEquity * (A)	800	22
Dollar Tree *	2,700	112
Domino’s Pizza *	10,825	122
DR Horton	10,000	98
DreamWorks Animation SKG, Cl A *	700	20
Drew Industries *	900	18
Eastman Kodak * (A)	51,793	225
Ethan Allen Interiors (A)	11,995	168
Expedia (A)	29,600	556
Express *	18,400	301
Focus Media Holding ADR * (A)	32,720	508
Foot Locker (A)	27,300	345
Fossil *	4,200	146
Fuel Systems Solutions *	1,100	29
GameStop, Cl A * (A)	35,807	673
Gannett	14,400	194
Gaylord Entertainment * (A)	21,100	466
Genesco *	8,000	211
Gentex (A)	8,800	158
Goodyear Tire & Rubber *	9,000	89
Grand Canyon Education *	26,410	619
Group 1 Automotive * (A)	7,110	167
Guess?	9,800	306
H&R Block	25,122	394
Hanesbrands *	31,610	760
Harley-Davidson	13,932	310
Harte-Hanks	1,800	19
Hasbro	8,300	341
Helen of Troy *	1,300	29
hhgregg *	7,767	181
Hillenbrand	10,900	233
Home Inns & Hotels Management ADR * (A)[1]	6,610	258
HOT Topic	6,900	35
Hyatt Hotels, Cl A *	15,500	575
Iconix Brand Group * (A)	7,900	113
Insight Enterprises *	23,400	308
Interactive Data	2,300	77
International Game Technology	19,346	304
International Speedway, Cl A	7,231	186
Interpublic Group * (A)	119,266	850
Isle of Capri Casinos * (A)	3,300	31
ITT Educational Services * (A)	700	58
J Crew Group * (A)	500	18
Jakks Pacific * (A)	12,500	180
Jarden	29,270	786
Jo-Ann Stores * (A)	5,670	213
John Wiley & Sons, Cl A	1,400	54
Jones Apparel Group	21,722	344
Journal Communications, Cl A *	39,400	156
K12 *	1,000	22
KB Home	1,800	20
Kenneth Cole Productions, Cl A *	1,600	18
Lamar Advertising, Cl A *	1,300	32

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Las Vegas Sands * (A)	10,200	$226
Leggett & Platt	37,200	746
Lennar, Cl A (A)	12,200	170
Life Time Fitness *	800	25
Lin TV, Cl A *	2,300	12
Lions Gate Entertainment *	6,300	44
Live Nation * (A)	85,003	888
LKQ *	32,200	621
Marriott International, Cl A	7,500	225
MDC Holdings	400	11
Men’s Wearhouse (A)	8,151	150
Meredith (A)	6,700	209
Meritage Homes *	1,800	29
Modine Manufacturing *	2,100	16
Morningstar * (A)	300	13
National American University Holdings	2,000	17
National CineMedia	49,163	819
National Presto Industries	100	9
Navitas	69,193	272
NetFlix * (A)	5,800	630
New York Times, Cl A * (A)	12,100	105
Newell Rubbermaid (A)	12,800	187
Nexstar Broadcasting Group, Cl A *	5,700	25
Nutri/System (A)	4,000	92
NVR *	100	65
Office Depot *	35,798	145
O’Reilly Automotive * (A)	500	24
Orient-Express Hotels, Cl A *	5,400	40
Panera Bread, Cl A *	700	53
Penn National Gaming *	26,530	613
Penske Auto Group *	14,800	168
PEP Boys-Manny Moe & Jack	3,200	28
PetSmart	28,941	873
PF Chang’s China Bistro (A)	700	28
Phillips-Van Heusen	19,780	915
Pinnacle Entertainment *	1,800	17
Polaris Industries (A)	15,235	832
Polo Ralph Lauren	900	66
Pre-Paid Legal Services * (A)	6,200	282
Pulte Homes *	55,697	461
Quiksilver *	5,100	19
RadioShack	32,900	642
RC2 *	30,590	493
RCN *	3,100	46
Red Robin Gourmet Burgers * (A)	15,100	259
Regal Entertainment Group, Cl A	19,232	251
Regis (A)	12,398	193
Rent-A-Center *	4,286	87
Ross Stores	1,400	75
Royal Caribbean Cruises * (A)	2,300	52
Ruby Tuesday * (A)	37,800	321
Ryland Group (A)	17,100	271
Sauer-Danfoss *	1,700	21
Scholastic	6,900	166
Scientific Games, Cl A *	128,890	1,186
Scripps Networks Interactive, Cl A	2,900	117
Sealy *	5,500	15
Service International	20,300	150
Shutterfly *	1,700	40

Description	Shares	Market Value ($ Thousands)
Signet Jewelers *	3,000	$83
Sirius XM Radio *	57,600	55
Sonic *	24,210	188
Sonic Automotive, Cl A * (A)	4,175	36
Sotheby’s (A)	5,600	128
Speedway Motorsports	800	11
Stage Stores	29,371	314
Stamps.com *	1,279	13
Standard-Pacific *	4,600	15
Starwood Hotels & Resorts Worldwide	4,700	195
Steiner Leisure *	7,620	293
Stewart Enterprises, Cl A (A)	2,900	16
Strayer Education (A)	3,400	707
Systemax (A)	2,742	41
Tempur-Pedic International *	21,190	652
Tenneco * (A)	11,900	251
Texas Roadhouse, Cl A *	2,800	35
Thor Industries	700	16
Timberland, Cl A *	1,400	23
True Religion Apparel *	700	15
Tupperware Brands	6,861	273
Ulta Salon Cosmetics & Fragrance *	1,800	43
Under Armour, Cl A * (A)	600	20
WABCO Holdings *	1,500	47
Warnaco Group *	3,010	109
Warner Music Group *	3,500	17
Wendy’s, Cl A	31,900	128
Westwood One *	3,000	30
Whirlpool (A)	9,400	826
Williams-Sonoma (A)	8,800	218
Winnebago Industries * (A)	22,920	228
WMS Industries *	23,636	928
Wolverine World Wide	700	18
World Wrestling Entertainment, Cl A	1,400	22
Wyndham Worldwide (A)	24,150	486

		49,338

Consumer Staples — 4.1%
American Italian Pasta, Cl A * (A)	1,500	79
Andersons	1,700	55
Avon Products	7,952	211
BJ’s Wholesale Club * (A)	18,389	681
Boston Beer, Cl A *	800	54
Brown-Forman, Cl B	6,637	380
Cal-Maine Foods (A)	8,700	278
Casey’s General Stores (A)	5,400	188
Central European Distribution *	12,950	277
Central Garden and Pet *	13,800	131
Central Garden and Pet, Cl A *	19,700	177
Chiquita Brands International * (A)	14,614	178
Church & Dwight	1,600	100
Constellation Brands, Cl A *	21,816	340
Corn Products International	7,990	242
Darling International *	2,400	18
Dean Foods *	66,902	674
Del Monte Foods	42,000	604
Diamond Foods (A)	1,500	62
Dole Food * (A)	12,981	135

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Flowers Foods	3,900	$95
Fresh Del Monte Produce *	14,800	300
Great Atlantic & Pacific Tea * (A)	11,400	45
Green Mountain Coffee Roasters * (A)	29,690	763
Hansen Natural *	3,225	126
Herbalife	23,470	1,081
J&J Snack Foods	1,300	55
Lancaster Colony	1,000	53
McCormick	9,181	349
Mead Johnson Nutrition, Cl A	5,700	286
Molson Coors Brewing, Cl B	10,406	441
Nash Finch	3,160	108
Nu Skin Enterprises, Cl A	900	22
Pantry *	17,202	243
Prestige Brands Holdings *	29,507	209
Ralcorp Holdings *	1,000	55
Reddy Ice Holdings *	5,700	18
Revlon, Cl A *	1,400	16
RITE AID CORP * (A)	94,400	93
Ruddick	7,236	224
Sanderson Farms	3,200	162
Sara Lee (A)	32,700	461
Schiff Nutrition International (A)	2,200	16
Seneca Foods, Cl A *	5,219	168
Smithfield Foods * (A)	1,400	21
Spectrum Brands Holdings *	1,100	28
SUPERVALU	34,400	373
Tootsie Roll Industries (A)	751	18
TreeHouse Foods *	1,800	82
Universal (A)	5,800	230
USANA Health Sciences * (A)	400	14
Vector Group (A)	2,900	49
Village Super Market, Cl A	800	21
Weis Markets	6,300	207
Whole Foods Market *	2,000	72
Winn-Dixie Stores *	8,331	80

		11,448

Energy — 4.7%
Atlas Energy *	1,000	27
ATP Oil & Gas *	1,700	18
Atwood Oceanics *	8,300	212
Berry Petroleum, Cl A	15,828	407
Bill Barrett *	1,000	31
Brigham Exploration * (A)	21,800	335
Bristow Group *	700	21
Cabot Oil & Gas	1,000	31
Cal Dive International *	5,100	30
CAMAC Energy *	4,300	16
Carrizo Oil & Gas *	1,700	26
Cimarex Energy	400	29
Clean Energy Fuels *	1,200	18
Complete Production Services *	3,100	44
Contango Oil & Gas *	500	22
CVR Energy *	2,700	20
Denbury Resources *	2,748	40
Dresser-Rand Group *	12,690	400
Dril-Quip * (A)	10,550	464
Energy XXI Bermuda *	3,900	62
EXCO Resources	1,800	26
Exterran Holdings * (A)	19,154	494

Description	Shares	Market Value ($ Thousands)
FMC Technologies *	1,800	$95
Forest Oil *	1,900	52
Frontier Oil	18,999	256
Frontline	1,700	49
Global Industries *	2,300	10
Golar LNG	3,200	32
Goodrich Petroleum * (A)	27,146	326
Helix Energy Solutions Group *	1,800	19
Helmerich & Payne	1,300	48
Hess	1,100	55
Hornbeck Offshore Services *	16,600	242
International Coal Group * (A)	11,600	45
Key Energy Services *	34,851	320
Mariner Energy * (A)	1,700	36
McMoRan Exploration * (A)	5,900	66
Mitcham Industries *	3,000	20
Murphy Oil	7,555	374
Nabors Industries * (A)	21,366	377
National Oilwell Varco	1,800	60
Newfield Exploration *	6,744	329
Nordic American Tanker Shipping, Cl US (A)	11,000	309
Northern Oil And Gas *	2,100	27
Oceaneering International *	8,080	363
Oil States International *	700	28
Overseas Shipholding Group (A)	25,720	953
Patterson-UTI Energy	10,400	134
Peabody Energy	1,500	59
PetroHawk Energy *	23,100	392
Pioneer Natural Resources (A)	5,981	356
Quicksilver Resources *	1,500	16
Range Resources	7,958	319
Rowan * (A)	10,600	233
SEACOR Holdings *	4,800	339
Ship Finance International (A)	2,700	48
SM Energy	1,000	40
Southwestern Energy *	1,000	39
Spectra Energy	19,871	399
Stone Energy * (A)	7,700	86
Sunoco	14,563	506
Superior Energy Services *	1,300	24
Swift Energy *	12,591	339
Teekay Shipping	10,000	262
Tesoro	23,800	278
Tetra Technologies *	3,500	32
Tidewater (A)	12,316	477
TransAtlantic Petroleum *	5,100	16
Ultra Petroleum *	900	40
USEC * (A)	56,600	269
Venoco *	1,300	21
Western Refining * (A)	19,600	99
Whiting Petroleum *	8,225	645
Willbros Group *	1,500	11
World Fuel Services (A)	15,100	392

		13,135

Financials — 15.1%
Acadia Realty Trust †	2,100	35
Advance America Cash Advance Centers	39,200	162
Affiliated Managers Group *	500	30
Alexander’s †	100	30

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Alexandria Real Estate Equities † (A)	400	$25
Allied World Assurance Holdings	11,200	508
Altisource Portfolio Solutions *	1,400	35
AMB Property †	2,100	50
American Campus Communities †	1,000	27
American Capital *	8,900	43
American Capital Agency † (A)	3,717	98
American Financial Group	19,300	527
American National Insurance	700	57
AmeriCredit *	600	11
Ameriprise Financial	18,476	668
Anworth Mortgage Asset †	44,400	316
Apartment Investment & Management, Cl A †	1,800	35
Arch Capital Group *	300	22
Ares Capital	13,829	173
Argo Group International Holdings	600	18
Arthur J. Gallagher	4,400	107
Aspen Insurance Holdings	13,100	324
Associated Banc-Corp (A)	18,500	227
Assured Guaranty	46,044	611
Astoria Financial	4,170	57
Axis Capital Holdings	2,700	80
Banco Latinoamericano de Exportaciones, Cl E (A)	21,300	266
Bancorpsouth (A)	15,867	284
Bank Mutual	5,200	29
Bank of Hawaii	900	44
Beneficial Mutual Bancorp *	1,800	18
BGC Partners, Cl A	40,700	208
BioMed Realty Trust † (A)	18,600	299
BlackRock	456	65
BlackRock Kelso Capital (A)	2,400	24
Boston Private Financial Holdings (A)	10,538	68
Boston Properties † (A)	6,228	444
Brandywine Realty Trust †	32,300	347
BRE Properties, Cl A †	1,000	37
Calamos Asset Management, Cl A	1,800	17
Camden Property Trust †	600	25
Capstead Mortgage † (A)	17,700	196
Cardinal Financial	18,361	170
Cathay General Bancorp	3,100	32
CB Richard Ellis Group, Cl A * (A)	30,600	417
CBL & Associates Properties † (A)	14,200	177
Central Pacific Financial * (A)	13,300	20
Century Bancorp, Cl A	2,700	59
Chemical Financial	4,300	94
Chimera Investment †	43,300	156
Cincinnati Financial (A)	2,400	62
City National	800	41
CNA Financial *	27,500	703
CNA Surety *	6,600	106
Colonial Properties Trust † (A)	4,500	65
Columbia Banking System	1,000	18
Comerica	13,064	481
Commerce Bancshares	1,455	52
Community Bank System (A)	11,300	249
Cousins Properties †	12,728	86

Description	Shares	Market Value ($ Thousands)
Cullen/Frost Bankers	300	$15
CVB Financial (A)	12,800	122
DCT Industrial Trust † (A)	11,000	50
Delphi Financial Group, Cl A	4,300	105
Developers Diversified Realty † (A)	2,300	23
Digital Realty Trust † (A)	300	17
Dime Community Bancshares	1,700	21
Dollar Financial * (A)	1,600	31
Doral Financial * (A)	23,400	57
Douglas Emmett †	1,400	20
Duke Realty † (A)	1,700	19
E*Trade Financial *	7,120	84
EastGroup Properties † (A)	2,100	75
Eaton Vance	8,579	237
Education Realty Trust †	28,058	169
EMC Insurance Group (A)	2,820	62
Employers Holdings	36,487	538
Encore Capital Group *	23,500	484
Endurance Specialty Holdings	22,065	828
Enstar Group *	400	27
Entertainment Properties Trust †	1,000	38
Equity One † (A)	22,347	349
Erie Indemnity, Cl A	2,000	91
Essex Property Trust † (A)	400	39
Evercore Partners, Cl A	700	16
Everest Re Group	4,400	311
FBL Financial Group, Cl A	2,500	53
Federal Agricultural Mortgage, Cl C	7,400	104
Federal Realty Investment Trust † (A)	500	35
Federated Investors, Cl B (A)	33,719	698
FelCor Lodging Trust * †	6,100	30
Fifth Street Finance (A)	3,100	34
Fifth Third Bancorp	31,704	390
Financial Institutions	1,100	20
First American Financial	2,100	27
First Bancorp (A)	58,948	31
First Financial Bancorp (A)	19,344	289
First Financial Bankshares (A)	500	24
First Financial Holdings	1,000	11
First Horizon National *	25,879	296
First Niagara Financial Group	5,000	63
First Potomac Realty Trust †	17,700	254
FirstMerit	14,761	253
Flagstone Reinsurance Holdings	6,300	68
Flushing Financial	3,600	44
FNB (Pennsylvania) (A)	11,200	90
Forestar Group *	1,300	23
Franklin Street Properties † (A)	5,100	60
Fulton Financial	4,400	42
GAMCO Investors, Cl A	400	15
Gerova Financial Group *	2,300	12
Getty Realty † (A)	3,100	70
GFI Group	38,700	216
Gleacher *	8,600	22
GLG Partners * (A)	10,100	44
Greenlight Capital Re *	1,000	25
Hancock Holding (A)	9,919	331
Hanover Insurance Group	13,300	579
Harleysville Group	600	19

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Hatteras Financial † (A)	5,000	$139
HCC Insurance Holdings	1,000	25
Health Care †	3,600	152
Healthcare Realty Trust †	1,000	22
Hercules Technology Growth Capital	33,584	309
Hersha Hospitality Trust †	4,600	21
Highwoods Properties † (A)	700	19
Home Properties †	400	18
Horace Mann Educators (A)	18,700	286
Hospitality Properties Trust †	15,700	331
Host Hotels & Resorts † (A)	22,090	298
HRPT Properties Trust †	100,100	622
Hudson City Bancorp	16,000	196
Huntington Bancshares	99,900	553
IBERIABANK	4,658	240
Independent Bank	800	20
Infinity Property & Casualty (A)	11,651	538
Interactive Brokers Group, Cl A * (A)	800	13
Investment Technology Group *	2,400	39
Janus Capital Group	2,600	23
Jefferies Group (A)	2,700	57
Jones Lang LaSalle	2,304	151
KBW * (A)	1,100	24
Kennedy-Wilson Holdings *	1,700	17
Kilroy Realty † (A)	3,575	106
Kimco Realty † (A)	4,500	61
Kite Realty Group Trust †	3,700	16
Knight Capital Group, Cl A *	2,300	32
LaSalle Hotel Properties †	1,400	29
Lexington Realty Trust †	17,367	104
Liberty Property Trust †	15,852	457
LTC Properties † (A)	7,100	172
M&T Bank	1,358	115
Macerich † (A)	5,934	222
MarketAxess Holdings	1,800	25
MBIA * (A)	5,600	31
Meadowbrook Insurance Group	47,100	407
Medical Properties Trust † (A)	35,000	330
Mercury General	1,100	46
MF Global Holdings * (A)	5,200	30
MFA Financial † (A)	96,511	714
Mid-America Apartment Communities †	5,821	300
Montpelier Re Holdings (A)	15,200	227
MSCI, Cl A *	4,100	112
National Health Investors †	1,900	73
National Penn Bancshares	26,317	158
National Retail Properties † (A)	1,600	34
National Western Life Insurance, Cl A	200	31
Nationwide Health Properties †	14,000	501
NBT Bancorp	800	16
NewAlliance Bancshares	11,400	128
Northfield Bancorp (A)	800	10
NorthStar Realty Finance † (A)	12,109	32
NYSE Euronext	1,975	55
Ocwen Financial * (A)	4,200	43
Old National Bancorp (A)	4,100	42
Omega Healthcare Investors † (A)	5,100	102
One Liberty Properties †	140	2

Description	Shares	Market Value ($ Thousands)
OneBeacon Insurance Group, Cl A	2,700	$39
optionsXpress Holdings *	2,600	41
Oriental Financial Group (A)	13,000	165
PacWest Bancorp (A)	14,918	273
Park National (A)	300	19
Parkway Properties † (A)	20,600	300
PartnerRe	9,726	682
Pennsylvania Real Estate Investment Trust † (A)	14,700	180
People’s United Financial	32,743	442
PHH * (A)	13,542	258
Piedmont Office Realty Trust, Cl A †	1,000	19
Piper Jaffray *	500	16
Platinum Underwriters Holdings	10,316	374
Plum Creek Timber † (A)	1,600	55
Popular *	32,900	88
Portfolio Recovery Associates * (A)	400	27
Post Properties † (A)	1,200	27
Premierwest Bancorp (A)	47,850	19
ProAssurance *	16,287	925
Prospect Capital	2,612	25
Protective Life	7,156	153
Provident Financial Services	1,900	22
PS Business Parks †	1,400	78
Pzena Investment Management, Cl A (A)	5,400	34
Radian Group (A)	7,000	51
RAIT Financial Trust * † (A)	42,000	79
Ramco-Gershenson Properties † (A)	2,300	23
Raymond James Financial (A)	16,800	415
Redwood Trust † (A)	22,992	337
Regency Centers †	5,500	189
Regions Financial	37,600	247
Reinsurance Group of America, Cl A	15,235	696
RenaissanceRe Holdings	800	45
Resource Capital †	2,600	15
Roma Financial (A)	900	10
S&T Bancorp (A)	9,800	194
Selective Insurance Group (A)	10,900	162
Senior Housing Properties Trust †	5,300	107
Signature Bank NY * (A)	9,120	347
SL Green Realty † (A)	3,200	176
Solar Capital	2,200	42
Sovran Self Storage † (A)	4,500	155
StanCorp Financial Group	11,800	478
Stifel Financial * (A)	8,605	373
Strategic Hotels & Resorts * †	3,800	17
Stratus Properties *	1,900	19
Sun Communities † (A)	1,400	36
SVB Financial Group * (A)	600	25
SWS Group	8,500	81
Synovus Financial (A)	349,811	889
Tanger Factory Outlet Centers † (A)	1,000	41
Taubman Centers †	7,500	282
TCF Financial (A)	2,200	37

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
TD Ameritrade Holding *	20,329	$311
Teton Advisors, Cl A *	6	—
Texas Capital Bancshares *	1,500	25
TFS Financial	4,700	58
Tower Group	4,800	103
TradeStation Group *	1,800	12
Transatlantic Holdings	600	29
Trustco Bank NY (A)	23,200	130
Trustmark (A)	900	19
UDR †	1,400	27
Umpqua Holdings (A)	10,416	120
United America Indemnity, Cl A *	1,081	8
United Bankshares (A)	4,300	103
United Community Banks * (A)	3,375	13
United Fire & Casualty	4,000	79
Unitrin	18,800	481
Unum Group	40,763	885
U-Store-It Trust †	3,500	26
Validus Holdings	8,900	217
Valley National Bancorp (A)	2,205	30
Waddell & Reed Financial, Cl A	900	20
Walter Investment Management †	1,157	19
Washington Federal (A)	14,200	230
Washington Real Estate Investment Trust † (A)	900	25
Webster Financial	7,700	138
Weingarten Realty Investors †	1,600	31
WesBanco (A)	12,800	216
Westamerica Bancorporation (A)	1,700	89
Western Alliance Bancorp *	4,200	30
Westfield Financial	2,625	22
White Mountains Insurance Group	100	32
Whitney Holding (A)	40,529	375
Willis Group Holdings	13,349	401
Wintrust Financial (A)	600	20
World Acceptance * (A)	1,300	50
WR Berkley	5,400	143
WSFS Financial	400	14
XL Capital, Cl A	3,800	61
Zions Bancorporation (A)	51,510	1,111

		42,143

Health Care — 11.6%
Abaxis *	1,600	34
Abraxis Bioscience * (A)	500	37
Accretive Health * (A)	10,400	138
Accuray *	1,900	13
Acorda Therapeutics * (A)	17,700	551
Affymax * (A)	12,100	72
Affymetrix * (A)	3,600	21
Air Methods *	600	18
Albany Molecular Research * (A)	5,400	28
Alexion Pharmaceuticals *	6,000	307
Align Technology *	34,100	507
Alkermes * (A)	26,160	326
Allergan	1,800	105
Allscripts Healthcare Solutions * (A)	14,300	230
AMAG Pharmaceuticals * (A)	7,070	243
American Medical Systems Holdings * (A)	26,880	595

Description	Shares	Market Value ($ Thousands)
AMERIGROUP *	5,925	$192
AmerisourceBergen	24,127	766
Amsurg *	15,752	281
Amylin Pharmaceuticals * (A)	2,100	39
Analogic (A)	1,074	49
Angiodynamics *	1,914	28
ATHENAHEALTH INC *	1,600	42
Auxilium Pharmaceuticals * (A)	26,360	619
Beckman Coulter	4,752	286
Bio-Reference Labs *	1,600	35
Biovail (A)	38,800	747
Brookdale Senior Living *	25,700	385
Bruker BioSciences *	3,900	47
Capital Senior Living *	3,600	18
Catalyst Health Solutions *	600	21
Celgene *	622	32
Celldex Therapeutics * (A)	2,400	11
Cephalon *	6,700	380
Cerner *	300	23
Charles River Laboratories International * (A)	5,850	200
Chemed	4,364	238
Codexis * (A)	2,700	24
Conmed *	5,732	107
Cooper (A)	14,471	576
Corvel *	293	10
Covance * (A)	12,275	630
Coventry Health Care *	18,200	322
Cubist Pharmaceuticals * (A)	8,700	179
Cyberonics * (A)	12,790	303
Dendreon * (A)	1,100	36
Dentsply International	16,200	485
Dionex *	500	37
Eclipsys *	1,200	21
Edwards Lifesciences *	2,400	134
Emeritus * (A)	1,400	23
Endo Pharmaceuticals Holdings *	15,300	334
Enzon Pharmaceuticals * (A)	2,600	28
eResearchTechnology *	2,348	19
ev3 *	1,400	31
Express Scripts *	1,400	66
Forest Laboratories *	13,900	381
Furiex Pharmaceuticals *	500	5
Gen-Probe *	15,400	699
Gentiva Health Services *	700	19
Geron * (A)	8,900	45
Greatbatch *	2,000	45
Haemonetics *	700	37
Halozyme Therapeutics *	2,700	19
Health Management Associates, Cl A *	12,400	96
Health Net *	14,225	347
Healthsouth * (A)	20,760	388
Healthspring *	1,200	19
Henry Schein *	5,527	303
Hill-Rom Holdings (A)	6,900	210
HMS Holdings *	500	27
Hologic *	22,889	319
Humana *	8,300	379
ICON ADR *	14,010	405
Idexx Laboratories * (A)	6,300	384

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Illumina * (A)	2,300	$100
Immucor *	1,950	37
Impax Laboratories *	1,200	23
Incyte * (A)	31,500	349
Intuitive Surgical *	550	174
Inverness Medical Innovations * (A)	2,534	68
Kendle International *	1,100	13
Kensey Nash * (A)	2,964	70
Kindred Healthcare *	1,600	21
Kinetic Concepts * (A)	14,800	540
King Pharmaceuticals * (A)	20,000	152
Landauer	600	37
LHC Group * (A)	500	14
Life Technologies *	1,637	77
LifePoint Hospitals *	19,800	622
Lincare Holdings	29,850	970
Luminex * (A)	1,200	19
Magellan Health Services *	1,400	51
MannKind *	4,900	31
Martek Biosciences * (A)	800	19
Mednax *	3,743	208
Meridian Bioscience (A)	8,100	138
Merit Medical Systems *	2,500	40
Mettler Toledo International *	400	45
Millipore *	500	53
Molina Healthcare *	500	14
Mylan Laboratories * (A)	36,235	617
Myriad Genetics *	2,200	33
Myriad Pharmaceuticals *	550	2
Nektar Therapeutics * (A)	9,000	109
Neogen *	900	23
NuVasive * (A)	17,029	604
Obagi Medical Products *	1,600	19
Odyssey HealthCare *	1,500	40
Omnicell *	1,300	15
Onyx Pharmaceuticals * (A)	45,900	991
Orthofix International *	600	19
Owens & Minor	29,162	828
Par Pharmaceutical *	2,570	67
Parexel International *	36,550	792
Patterson (A)	7,500	214
PDL BioPharma (A)	61,300	344
PerkinElmer	21,800	451
Perrigo (A)	10,900	644
Pharmaceutical Product Development	40,070	1,018
Pharmasset * (A)	8,000	219
PharMerica *	1,100	16
Phase Forward *	1,100	18
Providence Service *	1,900	27
PSS World Medical * (A)	1,400	30
Psychiatric Solutions *	900	29
Regeneron Pharmaceuticals * (A)	19,300	431
RehabCare Group *	19,950	434
ResMed * (A)	2,881	175
Rigel Pharmaceuticals * (A)	27,000	194
Salix Pharmaceuticals * (A)	11,230	438
Seattle Genetics * (A)	25,970	311
Sirona Dental Systems *	8,919	311
STERIS (A)	1,700	53
SXC Health Solutions *	13,440	985

Description	Shares	Market Value ($ Thousands)
Symmetry Medical *	1,500	$16
Team Health Holdings * (A)	19,965	258
Techne (A)	4,600	264
Tenet Healthcare *	14,100	61
Theravance * (A)	1,400	18
Thermo Fisher Scientific *	1,600	79
Thoratec *	1,500	64
TomoTherapy * (A)	17,200	55
Universal Health Services, Cl B	1,000	38
US Physical Therapy *	900	15
Valeant Pharmaceuticals International * (A)	4,800	251
Vertex Pharmaceuticals *	8,800	289
Viropharma *	5,800	65
Volcano * (A)	28,970	632
Waters *	1,725	112
Watson Pharmaceuticals *	8,700	353
WellCare Health Plans *	800	19
Zoll Medical *	1,800	49

		32,180

Industrials — 15.2%
A123 Systems *	2,000	19
AAON (A)	1,500	35
AAR *	1,100	18
ACCO Brands * (A)	24,700	123
Acuity Brands (A)	9,834	358
Advisory Board * (A)	16,000	687
AerCap Holdings *	18,100	188
AGCO *	1,400	38
Aircastle	4,900	39
Airtran Holdings * (A)	2,900	14
Alaska Air Group *	8,098	364
Albany International, Cl A	1,900	31
Alexander & Baldwin	2,939	88
Allegiant Travel, Cl A (A)	9,640	412
Alliant Techsystems *	588	37
American Commercial Lines * (A)	725	16
American Superconductor * (A)	2,200	59
Ameron International	300	18
Ametek	750	30
Ampco-Pittsburgh (A)	8,000	167
AMR *	23,600	160
AO Smith	8,400	405
Apogee Enterprises (A)	16,300	176
Arkansas Best	2,670	55
ArvinMeritor * (A)	56,250	737
Atlas Air Worldwide Holdings *	14,300	679
Avery Dennison	11,542	371
Baldor Electric	900	33
Barnes Group	1,100	18
BE Aerospace *	12,207	310
Beacon Roofing Supply * (A)	44,190	796
Belden	13,559	298
Brady, Cl A	9,285	231
Briggs & Stratton (A)	22,720	387
Brink’s	3,100	59
Bucyrus International, Cl A (A)	12,700	603
C.H. Robinson Worldwide (A)	4,644	259
Carlisle	1,100	40
Cenveo * (A)	6,200	34
Cintas	15,141	363

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Clarcor	1,000	$36
Clean Harbors *	10,092	670
CNH Global (A)	2,460	56
Colfax *	7,500	78
Columbus McKinnon *	3,249	45
Continental Airlines, Cl B * (A)	23,900	526
Con-way	600	18
Copa Holdings, Cl A	11,760	520
Copart *	600	21
Corporate Executive Board	23,000	604
Corrections Corp of America *	55,230	1,054
CoStar Group * (A)	1,100	43
Courier (A)	6,189	76
Crane	9,800	296
Cummins	2,100	137
Delta Air Lines *	5,725	67
Deluxe	18,000	337
Dollar Thrifty Automotive Group *	3,000	128
Donaldson	600	26
Dover	8,671	362
EMCOR Group *	22,014	510
EnergySolutions	4,700	24
EnerNOC * (A)	1,300	41
Ennis	3,700	56
EnPro Industries *	11,900	335
Esterline Technologies *	7,310	347
Excel Maritime Carriers *	8,300	43
Fastenal (A)	6,548	329
Flowserve	1,100	93
Fluor	7,573	322
Forward Air (A)	1,000	27
Foster Wheeler *	7,300	154
FTI Consulting * (A)	800	35
G&K Services	10,126	209
Gardner Denver	29,004	1,293
GATX (A)	2,900	77
Genco Shipping & Trading *	2,100	31
GenCorp * (A)	9,100	40
Generac Holdings *	1,300	18
General Cable *	900	24
GeoEye *	700	22
Goodrich	1,600	106
Gorman-Rupp (A)	1,250	31
Graco	600	17
GrafTech International *	2,200	32
Griffon *	1,600	18
Harsco	3,200	75
Heartland Express (A)	2,100	31
Heidrick & Struggles International	700	16
Herman Miller	1,500	28
Hertz Global Holdings * (A)	38,100	360
Hexcel *	2,200	34
HNI (A)	1,400	39
Hubbell, Cl B	5,700	226
Huron Consulting Group *	400	8
IDEX	6,500	186
IHS, Cl A *	16,400	958
Insituform Technologies, Cl A *	1,900	39
Interface, Cl A (A)	18,214	196
Interline Brands *	1,300	23
International Shipholding (A)	5,600	124

Description	Shares	Market Value ($ Thousands)
Jacobs Engineering Group *	2,049	$75
JB Hunt Transport Services	16,610	543
John Bean Technologies	1,377	21
Joy Global	1,800	90
Kadant *	11,654	203
Kaman	2,707	60
Kansas City Southern *	3,100	113
Kaydon (A)	10,092	332
KBR	5,700	116
Kelly Services, Cl A *	1,200	18
Kennametal	600	15
Kirby *	1,100	42
Knoll	32,290	429
Landstar System	600	23
Layne Christensen *	1,000	24
Lennox International	2,400	100
Lincoln Electric Holdings	3,205	163
Localiza Rent a Car	35,760	412
Manitowoc	5,200	48
Manpower	15,100	652
MasTec *	5,300	50
Middleby *	500	27
Mine Safety Appliances (A)	6,500	161
Moog, Cl A *	2,300	74
Mueller Industries	11,400	280
NACCO Industries, Cl A	400	35
Navistar International * (A)	15,400	758
NCI Building Systems * (A)	3,160	26
Nordson	1,400	78
Old Dominion Freight Line *	21,070	740
Orbital Sciences *	4,400	69
Oshkosh Truck *	11,200	349
Owens Corning *	5,200	156
PACCAR	9,707	387
Pall	3,500	120
Park-Ohio Holdings *	2,900	42
Pentair	800	26
Pitney Bowes	17,546	385
Quanex Building Products	4,400	76
Quanta Services *	3,656	75
Regal-Beloit	13,560	756
Resources Connection *	43,095	586
Ritchie Bros. Auctioneers (A)	12,600	230
Robert Half International	1,400	33
Rockwell Collins	4,923	262
Roper Industries	400	22
RR Donnelley & Sons	31,294	512
RSC Holdings * (A)	1,700	10
Rush Enterprises, Cl A *	39,760	531
Ryder System	12,600	507
School Specialty * (A)	15,532	281
Shaw Group *	1,400	48
Skywest	11,800	144
Spirit Aerosystems Holdings, Cl A *	20,179	385
Standard Register (A)	5,864	18
Steelcase, Cl A (A)	4,600	36
Stericycle * (A)	1,000	66
SYKES Enterprises *	107,897	1,535
TAL International Group	8,900	200
Teledyne Technologies *	10,540	407
Teleflex	8,133	441

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Terex *	14,372	$269
Tetra Tech * (A)	10,986	215
Thomas & Betts *	12,300	427
Timken	25,200	655
Towers Watson, Cl A (A)	11,970	465
Trex * (A)	25,191	506
Trinity Industries (A)	8,720	154
Triumph Group (A)	10,543	702
TrueBlue *	1,500	17
Tutor Perini *	6,800	112
Tyco International	3,723	131
UAL * (A)	23,000	473
United Stationers *	9,221	502
Universal Forest Products	2,200	67
URS *	8,400	330
US Airways Group * (A)	22,038	190
USG * (A)	1,100	13
UTI Worldwide	20,300	251
Valmont Industries	300	22
Vicor * (A)	2,300	29
Vitran *	31,730	420
Wabash National * (A)	54,570	388
Wabtec (A)	1,800	72
Watsco (A)	4,200	243
Watts Water Technologies, Cl A (A)	7,204	206
WESCO International * (A)	22,602	761
Xerium Technologies *	1,200	17

		42,472

Information Technology — 16.7%
Advanced Analogic Technologies * (A)	3,400	11
Advanced Energy Industries *	1,400	17
Advanced Micro Devices * (A)	7,300	53
Advent Software * (A)	500	24
Agilysys	2,800	19
Akamai Technologies *	2,300	93
Alliance Data Systems * (A)	21,400	1,274
Amkor Technology * (A)	15,500	85
Analog Devices	14,873	414
Anixter International *	500	21
Ansys *	11,000	446
Applied Micro Circuits *	60,460	634
Ariba *	2,700	43
Arris Group *	7,200	73
Arrow Electronics *	1,900	42
AsiaInfo Holdings * (A)	9,100	199
Atheros Communications *	2,200	61
ATMI *	1,400	21
Autodesk *	1,000	24
Avnet *	10,000	241
Benchmark Electronics *	19,500	309
BigBand Networks *	7,100	22
Black Box	5,800	162
Blackbaud	1,000	22
Blue Coat Systems *	18,000	368
BMC Software *	1,700	59
Brightpoint *	41,283	289
Broadridge Financial Solutions	1,700	32
Brocade Communications Systems *	147,590	762

Description	Shares	Market Value ($ Thousands)
CACI International, Cl A * (A)	5,633	$239
Cadence Design Systems *	5,600	32
Celestica *	32,590	263
Checkpoint Systems *	7,277	126
Ciber *	23,263	64
Ciena * (A)	1,900	24
Citrix Systems *	900	38
Cognex	5,900	104
Cognizant Technology Solutions, Cl A *	1,800	90
Cogo Group *	3,500	22
Coherent * (A)	11,089	380
CommScope *	900	21
Computer Sciences	9,800	443
Comverge *	2,600	23
Concur Technologies * (A)	11,370	485
Convergys *	27,500	270
CoreLogic	2,100	37
Cree *	3,249	195
CSG Systems International *	19,034	349
CTS	33,788	312
Cybersource *	1,700	43
Cymer *	2,301	69
Cypress Semiconductor * (A)	11,200	112
Daktronics (A)	4,600	35
DealerTrack Holdings *	1,100	18
Deltek * (A)	4,647	39
DG FastChannel *	6,500	212
Diebold	24,762	675
Digital River * (A)	14,747	353
Diodes *	1,800	29
Dolby Laboratories, Cl A *	6,000	376
DST Systems	3,600	130
Earthlink	15,100	120
EchoStar, Cl A *	2,900	55
Electronics for Imaging *	6,990	68
Emulex * (A)	20,136	185
Equinix * (A)	11,060	898
Euronet Worldwide *	20,400	261
F5 Networks *	3,200	219
Factset Research Systems	300	20
Fair Isaac (A)	1,100	24
Fairchild Semiconductor International *	71,788	604
Fidelity National Information Services (A)	1,480	40
Finisar * (A)	37,780	563
Flir Systems *	7,360	214
Forrester Research *	900	27
Gartner * (A)	54,540	1,268
Genpact *	1,200	19
Global Payments	800	29
GSI Commerce * (A)	92,640	2,668
Harris	14,100	587
Heartland Payment Systems (A)	16,960	252
Hewitt Associates, Cl A *	3,634	125
Hittite Microwave *	1,300	58
Hollysys Automation Technologies *	20,600	186
Hughes Communications *	1,200	29
IAC *	4,079	90
Imation *	2,100	19

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Informatica * (A)	31,050	$741
Ingram Micro, Cl A *	1,400	21
Integrated Device Technology *	11,300	56
InterDigital *	1,000	25
Intermec *	26,646	273
International Rectifier *	1,600	30
Intersil, Cl A	7,800	94
Itron *	600	37
Ixia *	26,800	230
Jabil Circuit	4,400	59
Jack Henry & Associates	1,000	24
JDS Uniphase *	2,700	27
L-1 Identity Solutions, Cl 1 *	2,100	17
Lawson Software *	32,720	239
Lexmark International, Cl A * (A)	23,390	773
Limelight Networks *	3,000	13
Linear Technology (A)	3,700	103
Littelfuse *	7,197	228
LoopNet *	1,700	21
Loral Space & Communications *	800	34
LSI Logic *	5,300	24
Mantech International, Cl A *	900	38
Measurement Specialties *	2,900	40
Mentor Graphics *	2,400	21
Methode Electronics	17,356	169
Micrel	11,400	116
Micros Systems *	13,000	414
Microsemi * (A)	73,672	1,078
MicroStrategy, Cl A *	300	23
Microtune * (A)	2,735	6
Molex	27,509	502
Monolithic Power Systems *	5,228	93
Monster Worldwide * (A)	1,600	19
Move * (A)	35,372	73
MTS Systems	2,119	61
Multi-Fineline Electronix *	12,100	302
National Semiconductor	3,200	43
NCR *	13,725	166
Netezza *	44,740	612
Netgear *	2,300	41
Netlogic Microsystems *	17,990	489
NetSuite * (A)	1,400	18
NeuStar, Cl A *	1,000	21
Novell *	26,778	152
Novellus Systems *	1,600	41
Omnivision Technologies *	1,400	30
Palm * (A)	4,400	25
Parametric Technology *	18,549	291
Plantronics	1,100	32
Plexus *	6,850	183
PMC - Sierra *	150,500	1,132
Polycom *	23,710	706
Power Integrations (A)	13,110	422
QLogic *	34,060	566
Quality Systems (A)	12,881	747
Radisys * (A)	4,300	41
Rambus * (A)	1,900	33
RealNetworks *	11,200	37
Red Hat *	1,700	49
RF Micro Devices * (A)	22,890	90
Richardson Electronics	11,300	102
Riverbed Technology * (A)	15,830	437

Description	Shares	Market Value ($ Thousands)
Rofin-Sinar Technologies *	1,100	$23
Rovi * (A)	11,274	427
S1 *	3,900	23
SAIC *	28,600	479
Salesforce.com *	800	69
Sanmina-SCI * (A)	60,100	818
Sapient	74,447	755
SAVVIS *	1,900	28
Scansource *	3,600	90
Semtech *	3,600	59
Silicon Graphics International * (A)	2,400	17
Silicon Laboratories *	3,850	156
Skyworks Solutions *	59,840	1,005
Solera Holdings	6,848	248
SonicWALL * (A)	2,600	31
SuccessFactors * (A)	22,630	470
SunPower, Cl A *	3,400	41
Supertex *	900	22
Sybase *	1,800	116
Symyx Technologies *	4,303	22
Synaptics * (A)	4,750	131
SYNNEX * (A)	2,118	54
Synopsys *	32,939	687
Syntel	1,400	48
Take-Two Interactive Software * (A)	2,400	22
Taleo, Cl A *	4,492	109
Tech Data *	13,400	477
Technitrol	19,700	62
Tekelec *	3,400	45
Tellabs	7,100	45
Teradata *	4,800	146
Teradyne * (A)	29,882	291
Tessera Technologies *	1,300	21
TIBCO Software *	10,000	121
TiVo * (A)	85,170	629
TNS *	13,076	228
Total System Services	1,600	22
Trimble Navigation *	6,000	168
Ultimate Software Group *	800	26
Unisys * (A)	11,773	218
United Online (A)	58,230	335
Valueclick *	2,700	29
Varian Semiconductor Equipment Associates *	6,275	180
Veeco Instruments * (A)	2,300	79
Viasat * (A)	1,100	36
Virtusa *	1,600	15
Vishay Intertechnology *	71,300	552
VistaPrint * (A)	30,819	1,464
WebMD Health, Cl A *	1,121	52
Websense *	33,470	633
Western Digital *	15,900	479
Wright Express * (A)	21,195	629
Xyratex * (A)	18,637	264
Zebra Technologies, Cl A *	14,044	356
Zoran *	37,797	361

		46,499

Materials — 5.3%
Airgas	800	50

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
AK Steel Holding	9,700	$116
Albemarle	4,500	179
Allegheny Technologies (A)	13,384	592
Alpha Natural Resources *	800	27
AM Castle *	7,770	108
AMCOL International	1,500	35
Aptargroup	7,837	296
Ashland	2,600	121
Ball	5,200	275
Cabot	11,592	279
Carpenter Technology	800	26
Celanese, Ser A	14,100	351
Century Aluminum * (A)	5,100	45
China Green Agriculture * (A)	7,900	71
Clearwater Paper *	400	22
Cliffs Natural Resources	5,068	239
Coeur d’Alene Mines * (A)	1,400	22
Commercial Metals	15,769	209
Compass Minerals International	1,100	77
Crown Holdings *	4,800	120
Cytec Industries	11,124	445
Domtar (A)	4,800	236
Eagle Materials	1,000	26
Eastman Chemical (A)	11,200	598
Ferro *	2,300	17
FMC (A)	1,800	103
General Steel Holdings * (A)	15,828	37
Georgia Gulf *	1,400	19
Glatfelter	1,700	18
Globe Specialty Metals *	5,200	54
Golden Star Resources *	4,200	18
Greif, Cl A	1,900	105
H.B. Fuller	10,400	197
Headwaters *	14,423	41
Hecla Mining * (A)	4,100	21
Huntsman (A)	69,395	602
Innophos Holdings (A)	10,900	284
Innospec	3,500	33
Jaguar Mining *	3,900	35
James River Coal *	1,000	16
Kaiser Aluminum (A)	4,300	149
Koppers Holdings	5,097	115
LSB Industries * (A)	20,200	269
Lubrizol	8,200	659
Mosaic	500	19
Nalco Holding	14,000	286
Neenah Paper	7,642	140
NewMarket	1,092	95
Nucor	9,009	345
Olin	3,500	63
OM Group *	6,097	145
Owens-Illinois *	24,861	658
Packaging Corp of America	19,872	438
Pactiv *	12,111	337
PolyOne *	63,235	532
Reliance Steel & Aluminum	7,200	260
Rock-Tenn, Cl A	600	30
Rockwood Holdings *	16,600	377
Royal Gold (A)	900	43
RPM International	900	16
RTI International Metals *	9,952	240
Schnitzer Steel Industries, Cl A	3,300	129

Description	Shares	Market Value ($ Thousands)
Schulman A (A)	16,322	$309
Schweitzer-Mauduit International	3,997	202
Scotts Miracle-Gro, Cl A	1,500	67
Sealed Air	1,000	20
Sensient Technologies	7,400	192
Sherwin-Williams	600	42
Silgan Holdings	37,188	1,055
Solutia *	9,900	130
Spartech *	3,327	34
Steel Dynamics	39,800	525
Stillwater Mining * (A)	2,600	30
STR Holdings *	800	15
Temple-Inland	2,300	48
Texas Industries (A)	1,000	29
Thompson Creek Metals *	2,200	19
Titanium Metals * (A)	6,800	120
Walter Energy	100	6
Westlake Chemical (A)	2,215	41
Worthington Industries (A)	9,100	117
WR Grace *	10,300	217

		14,728

Telecommunication Services — 2.1%
Alaska Communications Systems Group (A)	21,570	183
American Tower, Cl A *	1,015	45
CenturyTel (A)	12,400	413
Cincinnati Bell *	70,435	212
Consolidated Communications Holdings (A)	1,600	27
Frontier Communications (A)	100,400	714
General Communication, Cl A *	5,600	43
Global Crossing * (A)	1,400	15
Globalstar *	11,400	18
MetroPCS Communications *	86,500	708
Neutral Tandem *	1,500	17
NII Holdings * (A)	45,000	1,463
NTELOS Holdings	17,700	304
PAETEC Holding * (A)	6,400	22
Price Communication *	3,800	—
Qwest Communications International (A)	15,700	82
SBA Communications, Cl A * (A)	32,400	1,102
Syniverse Holdings *	1,000	21
tw telecom , Cl A *	9,490	158
USA Mobility (A)	16,700	216

		5,763

Utilities — 4.0%
AGL Resources	34,098	1,221
Alliant Energy	8,800	279
American States Water	1,700	57
American Water Works	5,500	113
Avista	16,100	314
Black Hills (A)	3,485	99
California Water Service Group	700	25
CH Energy Group (A)	1,800	71
Chesapeake Utilities	400	13
Cleco	1,600	42
CMS Energy (A)	47,700	699
Consolidated Edison	5,929	255
Dynegy, Cl A *	27,860	107
Edison International	9,690	307

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
El Paso Electric *	4,700	$91
Empire District Electric (A)	12,731	239
Energen	2,800	124
Great Plains Energy (A)	56,292	958
Hawaiian Electric Industries (A)	14,100	321
Idacorp	3,400	113
ITC Holdings	1,000	53
Laclede Group (A)	4,275	142
MDU Resources Group	5,300	96
MGE Energy	1,600	58
Mirant *	19,400	205
New Jersey Resources	750	26
NiSource	49,900	724
Northeast Utilities	4,000	102
Northwest Natural Gas	1,700	74
NorthWestern	34,925	915
NV Energy	2,100	25
Oneok	600	26
Ormat Technologies (A)	600	17
Pepco Holdings	12,500	196
Pinnacle West Capital	7,800	284
PNM Resources	1,700	19
Portland General Electric (A)	54,481	999
RRI Energy *	5,000	19
SCANA	13,806	494
Sempra Energy	1,600	75
South Jersey Industries (A)	4,679	201
Southern Union	600	13
Southwest Water	2,600	27
TECO Energy	1,800	27
UGI	8,400	214
UIL Holdings	700	18
Westar Energy	5,800	125
Wisconsin Energy	1,900	96
Xcel Energy	18,194	375

		11,093

Total Common Stock (Cost $249,714) ($ Thousands)		268,799

EXCHANGE TRADED FUND — 0.4% iShares Russell 2000 Growth Index Fund	15,800	1,052

Total Exchange Traded Fund (Cost $1,168) ($ Thousands)		1,052

CLOSED-END FUND — 0.0% Kayne Anderson Energy Development (A)	800	12

Total Closed-End Fund (Cost $9) ($ Thousands)		12

AFFILIATED PARTNERSHIP — 33.2% SEI Liquidity Fund, L.P.,
0.240% (B) ** ††	93,107,241	92,544

Total Affiliated Partnership (Cost $93,107) ($ Thousands)		92,544

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110% ** ††	7,489,011	$7,489

Total Cash Equivalent (Cost $7,489) ($ Thousands)		7,489

U.S. TREASURY OBLIGATION (C) (D) — 0.9%
U.S. Treasury Bills
0.200%, 12/16/10	$2,640	2,638

Total U.S. Treasury Obligation (Cost $2,638) ($ Thousands)		2,638

Total Investments — 133.7% (Cost $354,125) ($ Thousands) ‡		$372,534

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	59	Sep-2010	$(254)
S&P Mid 400 Index E-MINI	40	Sep-2010	(199)

			$(453)

For the period ended June 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on Net Assets of $278,617 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2010. The total market value of securities on loan at June 30, 2010 was $89,934 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2010 was $92,544 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR	— American Depositary Receipt
Cl	— Class
L.P.	— Limited Partnership
Ser	— Series

Amounts	designated as “-” are $0 or have been rounded to $0.

‡	At June 30, 2010, the tax basis cost of the Fund’s investments was $354,125 ($ Thousands), and the unrealized appreciation and depreciation were $40,961 ($ Thousands) and ($22,552) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2010

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$268,799	$—	$—	$268,799
Exchange Traded Fund	1,052	—	—	1,052
Closed-End Fund	12	—	—	12
U.S. Treasury Obligation	—	2,638	—	2,638
Cash Equivalent	7,489	—	—	7,489
Affiliated Partnership	—	92,544	—	92,544

Total Investments in Securities	$277,352	$95,182	$—	$372,534

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(453)	$—	$—	$(453)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.3%

Consumer Discretionary — 17.0%
Aeropostale * (A)	13,612	$390
American Eagle Outfitters (A)	76,001	893
Apollo Group, Cl A *	17,498	743
Bed Bath & Beyond *	11,636	431
BorgWarner * (A)	21,983	821
Brinker International	4,200	61
Career Education * (A)	20,561	473
Carter’s *	1,300	34
CBS, Cl B	2,800	36
Cheesecake Factory * (A)	1,800	40
Chico’s FAS	3,700	37
Chipotle Mexican Grill, Cl A * (A)	1,400	192
Coach (A)	10,700	391
Cooper Tire & Rubber	1,400	27
Darden Restaurants	19,208	746
DeVry	2,500	131
Dick’s Sporting Goods * (A)	14,039	349
DISH Network, Cl A	5,500	100
Dollar General *	400	11
Dollar Tree *	5,100	213
Education Management *	2,300	35
Expedia	28,079	527
Fossil *	1,000	35
GameStop, Cl A * (A)	47,719	897
Gannett (A)	16,500	222
Gap	1,500	29
Genuine Parts	300	12
Guess? (A)	8,149	255
H&R Block	52,203	819
Harley-Davidson (A)	25,901	576
Hyatt Hotels, Cl A * (A)	12,186	452
International Game Technology	35,965	565
Interpublic Group * (A)	137,109	978
ITT Educational Services * (A)	2,000	166
Jones Apparel Group	800	13
Leggett & Platt	24,892	499
Liberty Media — Interactive, Cl A *	16,000	168
Liberty Media — Starz *	2,200	114
Limited Brands (A)	8,600	190
Live Nation *	53,053	554
LKQ *	26,181	505
Macy’s	13,800	247
Marriott International, Cl A (A)	10,751	322
Mattel	15,800	334
McGraw-Hill	9,600	270
National CineMedia	37,567	626
NetFlix * (A)	3,858	419
Nordstrom	2,400	77
Oxford Industries	1,600	34
Penn National Gaming *	8,150	188
PetSmart	20,994	633
Phillips-Van Heusen	17,736	821
Polaris Industries (A)	11,964	654
priceline.com *	1,500	265
Ross Stores (A)	2,600	139
Scientific Games, Cl A *	95,761	881
Signet Jewelers *	500	14
Strayer Education (A)	1,835	382
Tempur-Pedic International *	3,800	117

Description	Shares	Market Value ($ Thousands)
Thor Industries (A)	7,500	$178
TRW Automotive Holdings *	9,300	257
Tupperware Brands	1,500	60
Urban Outfitters *	300	10
VF	3,700	263
WABCO Holdings *	4,400	138
Warnaco Group *	400	14
Washington Post, Cl B	300	123
Whirlpool (A)	4,151	364
Williams-Sonoma	900	22
WMS Industries *	12,213	479
Wyndham Worldwide	1,300	26

		22,087

Consumer Staples — 4.5%
Avon Products	500	13
BJ’s Wholesale Club * (A)	13,193	489
Brown-Forman, Cl B (A)	12,338	706
Bunge (A)	4,700	231
ConAgra Foods	5,600	131
Constellation Brands, Cl A *	44,272	692
Dean Foods *	79,692	802
Energizer Holdings *	500	25
HJ Heinz	2,500	108
Hormel Foods	3,600	146
JM Smucker	1,300	78
Kroger	900	18
Lorillard	2,400	173
McCormick (A)	17,068	648
Molson Coors Brewing, Cl B (A)	17,858	756
Ralcorp Holdings * (A)	1,400	77
Safeway	2,500	49
Sanderson Farms (A)	600	30
Sara Lee	9,800	138
Smithfield Foods * (A)	5,700	85
SUPERVALU	14,600	158
Tyson Foods, Cl A	16,700	274

		5,827

Energy — 6.8%
Atwood Oceanics *	4,600	117
Chesapeake Energy	3,800	79
Cimarex Energy (A)	4,200	301
Concho Resources *	7,196	398
Continental Resources * (A)	3,200	143
Dresser-Rand Group *	4,200	133
El Paso	12,500	139
Green Plains Renewable Energy *	2,800	28
Helix Energy Solutions Group *	1,900	21
Hess	3,100	156
Massey Energy	800	22
Murphy Oil	20,044	993
Nabors Industries * (A)	39,720	700
Newfield Exploration *	16,738	818
Noble Energy	2,400	145
Panhandle Oil and Gas, Cl A	600	16
PetroHawk Energy *	37,368	634
Pioneer Natural Resources (A)	11,118	661
Plains Exploration & Production *	500	10
Pride International *	7,000	156
Range Resources	28,245	1,134
Spectra Energy	43,941	882
Stone Energy *	6,300	70

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Sunoco	15,180	$528
Whiting Petroleum * (A)	6,936	544
Williams	2,400	44

		8,872

Financials — 15.0%
Affiliated Managers Group *	200	12
Allied World Assurance Holdings	10,763	488
American Equity Investment Life Holding	6,000	62
American Financial Group	8,600	235
American Safety Insurance Holdings *	700	11
Ameriprise Financial	22,116	799
Annaly Capital Management † (A)	22,500	386
Assurant	4,600	160
Boston Properties †	11,579	826
Brandywine Realty Trust †	12,300	132
CapLease †	1,700	8
CB Richard Ellis Group, Cl A * (A)	20,981	285
Center Financial *	4,800	25
Chimera Investment †	43,100	156
Comerica (A)	24,468	901
Community Trust Bancorp	400	10
Compass Diversified Holdings	4,700	63
Douglas Emmett † (A)	2,300	33
Duke Realty †	5,600	64
Endurance Specialty Holdings	20,525	770
Everest Re Group	3,500	247
Federated Investors, Cl B (A)	33,832	701
Fifth Third Bancorp (A)	62,341	766
First Horizon National *	863	10
Flagstone Reinsurance Holdings	5,300	57
Fulton Financial	8,900	86
Genworth Financial, Cl A *	11,300	148
Hanover Insurance Group (A)	8,175	356
Hartford Financial Services Group	13,500	299
Hospitality Properties Trust †	10,400	219
Host Hotels & Resorts † (A)	45,230	610
HRPT Properties Trust †	17,000	106
Hudson City Bancorp	17,000	208
IntercontinentalExchange *	800	90
Invesco Mortgage Capital †	4,600	92
Jones Lang LaSalle	300	20
Keycorp (A)	17,000	131
Kimco Realty †	3,000	40
Liberty Property Trust † (A)	28,609	825
Lincoln National	1,400	34
Marshall & Ilsley	10,500	75
MFA Financial † (A)	21,000	155
Montpelier Re Holdings	6,300	94
Moody’s (A)	5,900	118
NASDAQ OMX Group *	3,000	53
New York Community Bancorp (A)	7,500	115
NewStar Financial *	3,100	20
NYSE Euronext	4,500	124
Oppenheimer Holdings, Cl A	1,400	33
Parkway Properties †	3,500	51
PartnerRe	10,832	760
People’s United Financial (A)	53,937	728

Description	Shares	Market Value ($ Thousands)
Piedmont Office Realty Trust, Cl A † (A)	4,500	$84
ProAssurance *	12,904	732
Raymond James Financial (A)	17,340	428
Regions Financial	28,300	186
Reinsurance Group of America, Cl A	17,208	786
Resource Capital †	16,400	93
SCBT Financial	1,600	56
SLM *	31,100	323
Southside Bancshares	565	11
State Bancorp	800	8
Stewart Information Services (A)	3,200	29
SunTrust Banks	1,000	23
Synovus Financial (A)	225,779	574
T. Rowe Price Group (A)	400	18
Transatlantic Holdings	200	10
Unitrin	2,300	59
Unum Group	44,639	969
Vornado Realty Trust † (A)	3,835	280
WesBanco	3,600	61
Willis Group Holdings	24,817	746
XL Capital, Cl A	16,800	269
Zions Bancorporation (A)	42,881	925

		19,467

Health Care — 11.0%
Acorda Therapeutics *	13,541	422
Aetna	3,000	79
Allscripts Healthcare Solutions * (A)	15,500	249
AmerisourceBergen	20,128	639
Auxilium Pharmaceuticals * (A)	12,551	295
Beckman Coulter	8,835	533
Becton Dickinson	300	20
Biogen Idec *	300	14
Biovail	31,741	611
Brookdale Senior Living *	23,018	345
Bruker BioSciences *	4,200	51
C.R. Bard	3,400	264
CareFusion *	4,700	107
Cerner *	2,700	205
Cigna	3,100	96
Cooper (A)	13,430	534
Covance *	4,493	230
Coventry Health Care *	11,200	198
Dentsply International	8,725	261
Endo Pharmaceuticals Holdings *	4,500	98
Forest Laboratories *	27,529	755
Gen-Probe *	11,098	504
Health Net *	8,100	197
Henry Schein *	9,903	544
Hologic * (A)	45,878	639
Hospira *	300	17
Humana *	16,236	742
IDEXX Laboratories * (A)	2,200	134
Intuitive Surgical *	1,300	410
Invacare (A)	2,900	60
Kinetic Concepts *	1,300	48
Life Technologies *	7,400	350
Mettler Toledo International *	1,800	201
Mylan Laboratories * (A)	29,016	495

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Onyx Pharmaceuticals *	24,313	$525
PerkinElmer	17,601	364
Perrigo (A)	7,635	451
Shire ADR	23,496	1,442
Sirona Dental Systems *	200	7
SXC Health Solutions *	1,100	81
Varian Medical Systems *	800	42
Vertex Pharmaceuticals *	12,225	402
Warner Chilcott, Cl A * (A)	18,564	424
Waters *	2,600	168

		14,253

Industrials — 13.4%
Acuity Brands (A)	7,515	273
Ametek	2,900	117
Armstrong World Industries *	800	24
Avery Dennison	25,756	828
Bucyrus International, Cl A	7,282	346
Cintas (A)	28,147	675
Cooper Industries, Cl A	2,300	101
Copart *	800	29
Crane	1,700	51
Cummins	300	20
Delta Air Lines * (A)	17,300	203
Donaldson	1,300	55
Dover	20,320	849
DXP Enterprises *	800	13
Eaton	4,100	268
Equifax	800	22
Flowserve	500	42
Fluor (A)	14,079	598
Gardner Denver	15,521	692
Hertz Global Holdings * (A)	26,157	247
IDEX	4,500	129
IHS, Cl A *	12,589	735
Ingersoll-Rand	6,181	213
ITT	18,387	826
JB Hunt Transport Services (A)	1,700	56
Joy Global	5,200	261
Kansas City Southern *	5,200	189
Kennametal	600	15
L-3 Communications Holdings	4,800	340
Lennox International	1,200	50
Manpower	12,634	546
Navistar International *	4,138	204
Northrop Grumman	3,700	202
Oshkosh Truck *	15,997	498
Owens Corning *	7,500	225
PACCAR (A)	18,046	720
Parker Hannifin	5,800	322
Pentair	200	6
Pitney Bowes	32,620	716
Raytheon	2,900	140
Regal-Beloit	400	22
Republic Services	8,000	238
Rockwell Automation	7,200	354
Rockwell Collins	9,152	486
Roper Industries	3,000	168
RR Donnelley & Sons	37,592	615
Spirit Aerosystems Holdings, Cl A *	37,519	715
Teleflex	8,922	484

Description	Shares	Market Value ($ Thousands)
Thomas & Betts *	11,383	$395
Timken	21,433	557
Toro (A)	900	44
URS *	13,664	538
UTI Worldwide	19,074	236
WESCO International *	13,018	438
WW Grainger	2,800	278

		17,414

Information Technology — 14.7%
Activision Blizzard	56,356	591
Advanced Micro Devices * (A)	14,700	108
Alliance Data Systems * (A)	16,366	974
Altera (A)	13,612	338
Amdocs *	1,500	40
Analog Devices	27,649	770
Arrow Electronics *	7,800	174
Autodesk *	7,200	175
Avnet *	12,200	294
AVX	3,000	39
BMC Software *	5,800	201
Brightpoint *	2,100	15
Broadcom, Cl A	1,600	53
Brocade Communications Systems *	137,876	712
CA	4,500	83
Cognizant Technology Solutions, Cl A * (A)	7,923	397
Computer Sciences	4,700	213
Diebold	24,007	654
Dolby Laboratories, Cl A *	6,684	419
Equinix * (A)	2,341	190
F5 Networks *	3,400	233
Factset Research Systems (A)	1,400	94
Fairchild Semiconductor International *	21,800	183
Gartner *	36,614	851
GSI Commerce *	48,350	1,392
Harris	5,400	225
Hewitt Associates, Cl A *	800	28
IAC *	3,400	75
Ingram Micro, Cl A *	7,600	115
Intersil, Cl A (A)	4,800	58
Intuit *	5,700	198
Jabil Circuit	6,800	90
Juniper Networks *	800	18
Lam Research * (A)	6,700	255
Lender Processing Services	5,400	169
Lexmark International, Cl A *	2,000	66
LSI Logic *	28,000	129
Marvell Technology Group *	35,362	557
Maxim Integrated Products (A)	8,400	140
McAfee *	14,644	450
Micron Technology *	19,100	162
Micros Systems *	9,522	304
Microsemi * (A)	52,107	762
Molex (A)	36,454	665
NetApp *	1,500	56
Nvidia *	8,100	83
PMC — Sierra * (A)	118,220	889
Seagate Technology *	23,200	303
Silicon Laboratories * (A)	1,600	65

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Solera Holdings	5,357	$194
Symantec *	9,600	133
Synopsys *	40,803	852
Teradata *	2,700	82
Teradyne *	22,905	223
Tivo * (A)	35,807	264
Vishay Intertechnology *	10,700	83
VistaPrint * (A)	16,764	796
Western Digital *	10,500	317
Western Union	6,500	97
Wright Express * (A)	16,212	481
Xerox	25,800	207
Xilinx (A)	8,100	205
Zebra Technologies, Cl A *	2,000	51

		19,040

Materials — 6.4%
Alcoa (A)	9,700	98
Allegheny Technologies (A)	15,029	664
Ashland	6,500	302
Ball	3,100	164
Boise * (A)	1,500	8
Cabot	2,700	65
Celanese, Ser A	24,871	619
CF Industries Holdings	2,000	127
Cliffs Natural Resources	10,822	511
Eastman Chemical	5,600	299
Ecolab (A)	12,311	553
Huntsman	72,462	628
International Paper	8,000	181
Lubrizol	3,400	273
Nalco Holding	6,000	123
Nucor (A)	16,748	641
Owens-Illinois *	34,598	915
Packaging Corp of America	35,456	781
Pactiv *	22,515	627
Schnitzer Steel Industries, Cl A	5,900	231
Solutia *	1,200	16
Steel Dynamics	7,500	99
Temple-Inland	8,300	171
Walter Energy (A)	3,800	231

		8,327

Telecommunication Services — 2.3%
CenturyTel (A)	2,800	93
MetroPCS Communications * (A)	57,102	468
NII Holdings * (A)	37,975	1,235
SBA Communications, Cl A * (A)	33,206	1,129
Telephone & Data Systems	2,000	61

		2,986

Utilities — 5.2%
AES *	14,000	129
AGL Resources	25,245	904
Allegheny Energy (A)	3,100	64
Ameren	3,500	83
American Water Works	10,400	214
Atmos Energy	4,700	127
CMS Energy	4,000	59
Consolidated Edison (A)	11,023	475
Constellation Energy Group	1,800	58
DPL	5,000	120
Edison International	26,514	841

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Energen	6,200	$275
Great Plains Energy	42,354	721
MDU Resources Group	3,200	58
NiSource	6,200	90
OGE Energy	2,300	84
Oneok	400	17
Pinnacle West Capital	1,600	58
Portland General Electric	32,108	589
PPL	2,700	67
RRI Energy *	4,600	18
SCANA	19,142	684
Sempra Energy (A)	1,700	79
Southern Union	4,300	94
TECO Energy	900	14
Xcel Energy (A)	36,187	746

		6,668

Total Common Stock (Cost $133,555) ($ Thousands)		124,941

AFFILIATED PARTNERSHIP — 24.9%
SEI Liquidity Fund, L.P.,
0.240% (B) ** ††	32,750,754	32,332

Total Affiliated Partnership (Cost $32,751) ($ Thousands)		32,332

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110% ** ††	4,880,517	4,881

Total Cash Equivalent (Cost $4,881) ($ Thousands)		4,881

U.S. TREASURY OBLIGATION (C) (D) — 0.4%
U.S. Treasury Bills
0.200%, 12/16/10	$464	463

Total U.S. Treasury Obligation (Cost $463) ($ Thousands)		463

Total Investments — 125.4% (Cost $171,650) ($ Thousands) ‡		$162,617

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P Mid 400 Index E-MINI	47	Sep-2010	$(270)

For the period ended June 30, 2010, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2010

Percentages are based on Net Assets of $129,695 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2010.
†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2010. The total market value of securities on loan at June 30, 2010 was $31,597 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2010 was 32,332 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

‡	At June 30, 2010, the tax basis cost of the Fund’s investments was $171,650 ($ Thousands), and the unrealized appreciation and depreciation were $4,837 ($ Thousands) and ($13,870) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$124,941	$—	$—	$124,941
U.S. Treasury Obligation	—	463	—	463
Cash Equivalent	4,881	—	—	4,881
Affiliated Partnership	—	32,332	—	32,332

Total Investments in Securities	$129,822	$32,795	$—	$162,617

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(270)	$—	$—	$(270)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.4%

Consumer Discretionary — 8.2%
Aaron Rents	59,550	$1,017
Advance Auto Parts	28,600	1,435
Amazon.com *	32,094	3,507
Autoliv	10,000	479
Buckle	27,000	875
Burger King Holdings	69,900	1,177
Career Education *	45,300	1,043
Carter’s *	43,400	1,139
Choice Hotels International	40,200	1,214
Cinemark Holdings	86,000	1,131
DIRECTV, Cl A *	51,900	1,760
Discovery Communications, Cl A *	41,600	1,486
DreamWorks Animation SKG, Cl A *	22,700	648
GameStop, Cl A *	55,900	1,050
Genuine Parts	24,800	978
Gildan Activewear *	28,600	820
H&R Block	32,000	502
Hillenbrand	3,780	81
ITT Educational Services *	16,477	1,368
Panera Bread, Cl A *	11,100	836
PetSmart	27,060	817
priceline.com *	14,044	2,479
Shaw Communications, Cl B	43,900	791
Strayer Education	9,471	1,969

		28,602

Consumer Staples — 16.9%
Altria Group	209,011	4,189
Brown-Forman, Cl B	72,507	4,149
Campbell Soup	73,907	2,648
Church & Dwight	22,500	1,411
Dean Foods *	75,900	764
Flowers Foods	57,500	1,405
General Mills	48,860	1,736
Hansen Natural *	19,400	759
Hershey	124,015	5,944
HJ Heinz	10,791	466
Hormel Foods	148,798	6,023
Kellogg	108,912	5,478
Kimberly-Clark	28,966	1,756
Lorillard	61,152	4,402
McCormick	42,068	1,597
Philip Morris International	93,170	4,271
Ralcorp Holdings *	22,600	1,239
Reynolds American	84,906	4,425
Ruddick	45,000	1,394
Safeway	8,383	165
Sara Lee	69,713	983
SYSCO	138,645	3,961

		59,165

Energy — 3.5%
Chevron	26,900	1,825
ConocoPhillips	2,273	112
Dresser-Rand Group *	27,500	867
Enbridge	36,400	1,696
Exxon Mobil	29,200	1,667
FMC Technologies *	25,100	1,322
Murphy Oil	15,518	769

Description	Shares	Market Value ($ Thousands)
PetroHawk Energy *	70,500	$1,196
Range Resources	14,300	574
Teekay Shipping	34,300	898
TransCanada	44,300	1,481

		12,407

Financials — 13.6%
Alleghany *	2,040	598
Allied World Assurance Holdings	30,300	1,375
Arch Capital Group *	11,600	864
Bank of Hawaii	85,651	4,141
BOK Financial	15,311	727
Capitol Federal Financial	57,298	1,900
Commerce Bancshares	133,173	4,793
Corporate Office Properties Trust †	39,700	1,499
Cullen/Frost Bankers	66,031	3,394
Endurance Specialty Holdings	38,400	1,441
Erie Indemnity, Cl A	36,200	1,647
Essex Property Trust †	15,400	1,502
Federated Investors, Cl B	58,600	1,214
First Citizens BancShares, Cl A	11,436	2,200
First Niagara Financial Group	38,408	481
Health Care †	36,700	1,546
Hudson City Bancorp	114,000	1,395
MFA Financial †	113,400	839
NASDAQ OMX Group *	30,300	539
National Retail Properties †	46,100	988
Nationwide Health Properties †	28,900	1,034
People’s United Financial	194,780	2,630
ProAssurance *	20,500	1,164
Prosperity Bancshares	35,600	1,237
Realty Income †	47,100	1,429
RenaissanceRe Holdings	25,600	1,441
TFS Financial	202,367	2,511
UMB Financial	31,300	1,113
Washington Real Estate Investment Trust †	51,700	1,426
Wesco Financial	544	176
White Mountains Insurance Group	1,713	555

		47,799

Health Care — 21.6%
Abbott Laboratories	102,280	4,785
Alexion Pharmaceuticals *	8,966	459
AmerisourceBergen	193,842	6,154
Amgen *	93,976	4,943
Baxter International	55,195	2,243
Becton Dickinson	57,460	3,885
Biogen Idec *	78,674	3,733
C.R. Bard	72,189	5,597
Cardinal Health	128,203	4,309
Celgene *	13,000	661
Edwards Lifesciences *	29,230	1,638
Eli Lilly	73,063	2,447
Emergency Medical Services, Cl A *	9,900	485
Endo Pharmaceuticals Holdings *	67,500	1,473
Forest Laboratories *	123,040	3,375
Genzyme *	54,765	2,781
Henry Schein *	23,226	1,275
Johnson & Johnson	68,537	4,048

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Laboratory Corp of America Holdings *	9,900	$746
LifePoint Hospitals *	19,200	603
McKesson	90,928	6,107
Medco Health Solutions *	8,508	469
Millipore *	43,015	4,588
Myriad Genetics *	54,800	819
Owens & Minor	44,250	1,256
Patterson	48,100	1,372
Perrigo	9,000	531
Techne	63,609	3,654
United Therapeutics *	24,300	1,186

		75,622

Industrials — 3.9%
Alliant Techsystems *	16,400	1,018
C.H. Robinson Worldwide	29,300	1,631
FTI Consulting *	27,800	1,212
Gardner Denver	24,600	1,097
IHS, Cl A *	10,200	596
KBR	69,200	1,407
Landstar System	31,500	1,228
Lennox International	33,300	1,384
Lincoln Electric Holdings	22,100	1,127
Nordson	17,400	976
Northrop Grumman	2,372	129
Raytheon	13,000	629
Rollins	65,800	1,361

		13,795

Information Technology — 10.7%
Activision Blizzard	140,700	1,476
Adtran	52,100	1,421
Amdocs *	26,059	700
Analog Devices	114,926	3,202
Cognizant Technology Solutions, Cl A *	1,950	98
Computer Sciences	37,799	1,710
Diebold	17,400	474
eBay *	1,858	37
Flir Systems *	18,600	541
Harris	33,700	1,403
Hewitt Associates, Cl A *	41,900	1,444
Ingram Micro, Cl A *	94,404	1,434
Intel	182,581	3,551
International Business Machines	39,435	4,870
Lender Processing Services	20,724	649
Mantech International, Cl A *	26,200	1,115
Microchip Technology	33,175	920
NeuStar, Cl A *	40,700	839
SAIC *	18,179	304
Sybase *	23,200	1,500
Tech Data *	94,708	3,374
Texas Instruments	169,858	3,954
WebMD Health, Cl A *	8,012	372
Xilinx	63,967	1,616
Zebra Technologies, Cl A *	21,300	540

		37,544

Materials — 3.0%
Aptargroup	37,800	1,430
Compass Minerals International	19,000	1,335
Greif, Cl A	22,600	1,255

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Intrepid Potash *	43,600	$853
Newmont Mining	69,372	4,283
Silgan Holdings	44,000	1,249

		10,405

Telecommunication Services — 2.3%
AT&T	79,900	1,933
BCE	54,000	1,581
MetroPCS Communications *	189,500	1,552
SBA Communications, Cl A *	40,900	1,391
Verizon Communications	60,330	1,690

		8,147

Utilities — 12.7%
AGL Resources	82,355	2,950
Alliant Energy	50,200	1,593
Atmos Energy	111,335	3,011
Consolidated Edison	39,300	1,694
DPL	43,616	1,042
DTE Energy	36,264	1,654
Edison International	46,700	1,481
Energen	35,900	1,591
Great Plains Energy	29,500	502
Hawaiian Electric Industries	35,500	809
Idacorp	42,700	1,421
Nicor	96,596	3,912
NSTAR	124,608	4,361
OGE Energy	31,800	1,163
Pepco Holdings	60,200	944
PG&E	15,500	637
Piedmont Natural Gas	53,200	1,346
PPL	39,882	995
SCANA	39,706	1,420
TECO Energy	60,300	909
UGI	92,584	2,355
Vectren	105,405	2,494
WGL Holdings	40,100	1,365
Wisconsin Energy	94,324	4,786

		44,435

Total Common Stock (Cost $309,123) ($ Thousands)		337,921

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110% ** ††	9,982,033	9,982

Total Cash Equivalent (Cost $9,982) ($ Thousands)		9,982

U.S. TREASURY OBLIGATION (A) (B) — 0.3%
U.S. Treasury Bills
0.200%, 12/16/10	$829	828

Total U.S. Treasury Obligation (Cost $828) ($ Thousands)		828

Total Investments — 99.5% (Cost $319,933) ($ Thousands) ‡		$348,731

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

June 30, 2010

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	115	Sep-2010	$(340)

For the period ended June 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $350,462 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

‡	At June 30, 2010, the tax basis cost of the Fund’s investments was $319,933 ($ Thousands), and the unrealized appreciation and depreciation were $41,561 ($ Thousands) and ($12,763) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$337,921	$—	$—	$337,921
U.S. Treasury Obligation	—	828	—	828
Cash Equivalent	9,982	—	—	9,982

Total Investments in Securities	$347,903	$828	$—	$348,731

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(340)	$—	$—	$(340)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.9%

Australia — 6.1%
AGL Energy (A)	32,827	$405
Amcor (A)	82,898	443
ARB	15,114	73
CFS Retail Property Trust † (A)	91,638	145
Coal & Allied Industries	11,515	900
Coca-Cola Amatil (A)	131,028	1,317
CSL (A)	23,427	642
Decmil Group * (A)	77,458	98
Forge Group (A)	4,334	10
Foster’s Group	516,364	2,454
Gujarat NRE Coking Coal *	24,727	14
McPherson’s	16,139	34
Metcash (A)	652,758	2,302
Origin Energy (A)	101,311	1,268
RHG * (A)	89,178	46
Silver Lake Resources * (A)	34,271	50
SP AusNet, Cl Miscellaneous (A)	282,076	182
Specialty Fashion Group	19,378	17
TABCORP Holdings (A)	477,041	2,537
Tatts Group (A)	979,262	1,842
Telstra (A)	486,340	1,330
Wesfarmers (A)	35,690	856

		16,965

Belgium — 2.2%
Belgacom (A)	30,916	974
Cofinimmo †	2,069	233
Colruyt (A)	11,842	2,791
Delhaize Group (A)	814	59
Intervest Offices †	868	23
Mobistar	39,369	2,095

		6,175

Canada — 10.8%
Aastra Technologies	1,100	24
Alimentation Couche Tard, Cl B	87,300	1,470
BCE	137,700	4,027
Biovail	55,900	1,079
Canadian Tire, Cl A	4,000	200
Canadian Utilities, Cl A	14,700	627
Capital Power	10,600	221
Cash Store Financial Services	8,600	133
Centerra Gold *	27,800	307
CGI Group, Cl A *	101,500	1,513
Cott *	20,000	116
Empire, Cl A	43,000	2,131
Enbridge	22,800	1,064
Fairfax Financial Holdings	600	220
Fortis	38,200	977
Garda World Security, Cl A *	6,700	49
Genworth MI Canada	6,631	145
George Weston	25,800	1,768
Laurentian Bank of Canada	11,800	468
Loblaw	10,300	374
Manitoba Telecom Services	22,300	565
Metro, Cl A	73,500	2,892
National Bank of Canada	11,700	600
Open Text *	6,700	252
Provident Energy Trust	11,000	75
Rogers Communications, Cl B	99,900	3,270

Description	Shares	Market Value ($ Thousands)
Saputo	114,600	$3,278
Shoppers Drug Mart	33,400	1,035
TELUS, Cl A	16,100	583
TMX Group	13,100	343
Toronto-Dominion Bank	3,300	214

		30,020

Cayman Islands — 0.0%
Pacific Textile Holdings (A)	144,000	72

		72

Denmark — 1.8%
Coloplast, Cl B (A)	24,716	2,457
H Lundbeck (A)	16,582	227
Novo Nordisk, Cl B (A)	29,483	2,386

		5,070

European Currency Union — 0.0%
Oriola-KD (A)	4,851	23

		23

Finland — 0.7%
Orion, Cl B (A)	77,325	1,449
Tietoenator	23,696	391

		1,840

France — 1.5%
Boiron	5,001	178
Bonduelle S.C.A.	533	48
France Telecom (A)	70,588	1,227
PagesJaunes Groupe (A)	10,968	113
Sanofi-Aventis (A)	16,432	991
Sartorius Stedim Biotech	889	37
Societe BIC (A)	23,393	1,664

		4,258

Germany — 1.4%
Balda *	29,337	92
Beiersdorf	16,959	938
Deutsche Telekom (A)	87,769	1,038
Fresenius (A)	2,946	196
Fresenius Medical Care (A)	21,287	1,150
Hornbach Holding	313	29
Suedzucker (A)	26,720	484

		3,927

Greece — 0.1%
Public Power (A)	12,644	182

		182

Hong Kong — 3.0%
Cheung Kong Infrastructure Holdings	60,000	222
CLP Holdings (A)	470,500	3,405
HongKong Electric Holdings (A)	510,500	3,041
Link † (A)	464,000	1,151
NAM TAI Electronics *	16,900	70
Yue Yuen Industrial Holdings (A)	193,000	599

		8,488

Ireland — 0.3%
Accenture, Cl A	17,716	685
Kerry Group, Cl A	2,259	63

		748

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Israel — 0.6%
Check Point Software Technologies *	34,434	$1,015
Elbit Systems	3,675	187
Frutarom Industries	5,818	43
Teva Pharmaceutical Industries (A)	6,295	329

		1,574

Italy — 1.5%
CSP International Fashion Group	6,238	7
DiaSorin (A)	7,633	280
Parmalat (A)	397,107	925
Snam Rete Gas (A)	589,147	2,355
Terna Rete Elettrica Nazionale (A)	133,119	480

		4,047

Japan — 26.7%
77 Bank (A)	25,000	134
ABC-Mart (A)	18,100	709
Able	3,000	25
Adores	5,988	5
Ain Pharmaciez	1,200	49
Aisin Seiki (A)	20,700	557
Ajis	1,300	20
Amiyaki Tei	13	35
Arc Land Sakamoto (A)	2,700	39
Asahi Breweries (A)	133,700	2,263
Bank of Kyoto	20,000	165
Benesse	34,700	1,578
BML (A)	2,800	63
Chubu Electric Power (A)	147,300	3,652
Chugoku Bank	9,000	106
Cleanup	3,600	20
Coca-Cola Central Japan	11,500	147
Combi	9,500	75
Dainippon Sumitomo Pharma	57,200	438
Dena (A)	22,800	601
Doshisha	1,000	23
Faith (A)	242	21
FamilyMart (A)	49,500	1,633
Fuji Electric Holdings (A)	507,000	1,458
Fuji Oil	86,800	1,275
FUJI SOFT (A)	8,000	132
Fukuyama Transporting	8,000	37
Hachijuni Bank	21,000	118
Haruyama Trading	2,000	9
Hazama	14,000	12
Hiday Hidaka	3,100	36
Hitachi High-Technologies (A)	19,500	358
Hokkaido Electric Power	6,500	140
Hokuriku Electric Power	29,100	638
Idemitsu Kosan (A)	12,900	971
Iida Home Max (A)	3,800	30
Infocom	288	349
Ito En	45,500	696
Itochu Techno-Solutions	3,700	135
Itochu-Shokuhin (A)	1,300	43
Iyo Bank	41,000	381
Japan Retail Fund Investment, Cl A † (A)	217	264
Kamigumi	115,000	882

Description	Shares	Market Value ($ Thousands)
Kansai Electric Power	108,000	$2,632
Kansai Paint	32,000	274
KDDI (A)	93	443
Keihin Electric Express Railway	174,000	1,536
Kewpie	57,300	659
Kintetsu	74,000	226
Koito Manufacturing (A)	52,000	765
Kojima	20,300	123
Kokuyo	27,300	225
Komatsu Seiren	5,000	19
Kyushu Electric Power	113,400	2,541
Lawson (A)	60,200	2,631
Lion	141,000	727
Mabuchi Motor	200	9
Marudai Food	82,000	241
Maruzen Showa Unyu	7,000	22
Matsuya Foods	1,600	23
McDonald’s Holdings Japan (A)	31,000	693
MEIJI Holdings (A)	11,200	458
Mikuni Coca-Cola Bottling	7,400	59
Miraca Holdings (A)	24,500	733
Morinaga Milk Industry	83,025	321
NEC Mobiling (A)	1,700	45
NET One Systems	107	138
Nichirei	45,000	189
Nichireki	5,000	22
Nidec (A)	500	42
Nihon Shokuhin Kako	7,000	36
Nippon Express (A)	33,000	149
Nippon Meat Packers (A)	35,000	432
Nippon Telegraph & Telephone (A)	28,100	1,144
Nishi-Nippon City Bank (A)	35,000	100
Nisshin Seifun Group	42,500	479
Nissin Food Products (A)	4,100	150
Nitori (A)	17,000	1,464
Noevir	4,800	54
NTT DoCoMo (A)	2,647	4,005
Ohsho Food Service (A)	3,400	87
Oita Bank	8,082	27
Okumura	64,000	234
Oracle Japan (A)	14,900	732
Oriental Land	35,400	2,956
Oriental Yeast	3,000	14
Osaka Gas	78,000	281
Prima Meat Packers	114,000	125
Rinnai (A)	5,600	287
Rock Field	3,300	44
Ryoshoku	3,000	72
Saizeriya (A)	14,800	294
Sankyo (A)	31,200	1,409
Santen Pharmaceutical	16,500	594
Scroll	4,600	17
Shikoku Electric Power	29,300	837
Shimachu	4,800	87
Shizuoka Gas	46,500	316
Sogo Medical	2,800	76
Studio Alice	10,500	92
Sumitomo Rubber Industries	82,300	725
Suzuken (A)	37,100	1,241
Takeda Pharmaceutical (A)	61,400	2,635
Tobu Railway	177,000	952

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Toho Gas (A)	335,000	$1,786
Tokyo Electric Power	100,600	2,734
Tokyo Gas (A)	895,000	4,082
Tokyo Style	5,000	40
TonenGeneral Sekiyu	36,000	311
Torii Pharmaceutical	3,200	50
Toyo Suisan Kaisha	11,000	262
Trancom	1,300	21
Tsumura	3,100	95
Unicharm (A)	27,600	3,109
Wacoal Holdings	48,000	582
Yamada Denki (A)	12,370	808
Yamato Holdings	117,100	1,549
Yamazaki Baking	54,000	728

		74,422

Luxembourg — 0.1%
ArcelorMittal	9,662	260

		260

Netherlands — 1.1%
Royal Dutch Shell, Cl A (A)	63,375	1,598
Royal KPN (A)	71,768	916
Teleplan International	116,145	291
Unilever (A)	8,864	242

		3,047

New Zealand — 0.0%
Auckland International Airport	15,257	20
Fisher & Paykel Healthcare	24,293	52
Restaurant Brands New Zealand	21,157	33
Sky City Entertainment Group	12,117	24

		129

Singapore — 0.1%
Broadway Industrial Group	264,000	214
MobileOne (A)	107,000	163

		377

Spain — 0.4%
Ebro Puleva *	29,624	501
Inditex (A)	10,574	604
Viscofan	3,931	106

		1,211

Sweden — 0.7%
Electrolux (A)	62,393	1,429
Investor, Cl B	33,508	543

		1,972

Switzerland — 1.5%
Bell Holding	13	18
Emmi (A)	489	74
LifeWatch *	199	2
Nestle (A)	24,211	1,167
Novartis (A)	27,245	1,320
Schindler Holding (A)	460	38
Swisscom (A)	2,398	813
Synthes (A)	7,189	826

		4,258

United Kingdom — 4.7%
Associated British Foods (A)	38,987	565
AstraZeneca (A)	96,297	4,546
BAE Systems (A)	63,073	294
BP (A)	118,687	569

Description	Shares	Market Value ($ Thousands)
Fiberweb (A)	4,598	$4
GlaxoSmithKline (A)	25,705	437
Imperial Tobacco Group (A)	12,919	361
Investec (A)	67,983	458
JD Sports Fashion	2,922	34
LSL Property Services	9,779	36
Mcbride	13,930	27
Reckitt Benckiser Group (A)	82,053	3,822
Robert Wiseman Dairies	15,028	112
Smith & Nephew (A)	76,581	724
TUI Travel (A)	70,749	220
Unilever (A)	9,166	245
WM Morrison Supermarkets (A)	187,424	742

		13,196

United States — 30.6%
3M	8,499	671
Abbott Laboratories	49,000	2,292
Allied Healthcare International *	8,200	19
America Service Group	1,998	34
American Italian Pasta, Cl A *	8,710	461
AmerisourceBergen	124,800	3,962
Amgen *	30,289	1,593
Annaly Capital Management †	202,800	3,478
Apollo Group, Cl A *	12,200	518
Approach Resources *	3,701	25
AT&T	45,111	1,091
Biogen Idec *	12,792	607
Boston Beer, Cl A *	6,997	472
Bristol-Myers Squibb	46,794	1,167
Bruker BioSciences *	9,703	118
C.R. Bard	30,700	2,380
Campbell Soup	74,337	2,663
Capella Education *	10,637	865
Celgene *	19,779	1,005
Cephalon *	63,108	3,582
Chemed	5,885	322
Chevron	16,058	1,090
Clorox	40,200	2,499
Constellation Energy Group	87,100	2,809
Corinthian Colleges *	12,741	126
CSG Systems International *	6,625	122
Del Monte Foods	15,623	225
DeVry	14,105	740
Dollar Tree *	18,311	762
Dun & Bradstreet	1,800	121
Dynamics Research *	6,300	64
Eli Lilly	31,864	1,067
Emergency Medical Services, Cl A *	7,676	376
ePlus *	1,500	26
Exxon Mobil	13,553	774
Family Dollar Stores	80,949	3,051
Flowers Foods	42,539	1,039
Forest Laboratories *	38,600	1,059
General Mills	91,800	3,261
Gilead Sciences *	26,110	895
Hershey	17,294	829
Hormel Foods	64,281	2,602
Insmed *	178,220	120
InterDigital *	15,866	392
International Business Machines	9,500	1,173

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
International Shipholding	16,248	$360
ITT Educational Services *	7,582	630
J&J Snack Foods	2,568	108
John B. Sanfilippo & Son *	7,000	101
Johnson & Johnson	19,304	1,140
Kimberly-Clark	72,426	4,391
Kirkland’s *	2,553	43
Lancaster Colony	20,081	1,072
Lifetime Brands *	2,852	42
Lincoln Educational Services *	32,512	669
Lorillard	10,200	734
Magellan Health Services *	28,813	1,046
Mantech International, Cl A *	8,226	350
Medco Health Solutions *	20,500	1,129
Metropolitan Health Networks *	32,161	120
Microsoft	31,724	730
Miller Industries	13,342	180
Oil-Dri Corp of America	1,205	28
Par Pharmaceutical *	43,241	1,123
PG&E	21,400	879
Pinnacle Airlines *	6,723	37
Procter & Gamble	20,000	1,199
Providence Service *	24,903	349
Radio One, Cl D *	23,046	29
Raytheon	50,800	2,458
Reynolds American	7,800	407
Ross Stores	23,600	1,258
Rural *	26,722	218
SAIC *	63,100	1,056
Santarus *	27,375	68
Seneca Foods, Cl A *	24,525	791
Sturm Ruger	21,693	311
Tessco Technologies	2,296	38
TJX	88,300	3,704
TreeHouse Foods *	24,643	1,125
UGI	15,360	391
UnitedHealth Group	6,265	178
USA Mobility	23,835	308
Viropharma *	14,356	161
Wal-Mart Stores	66,600	3,201
Watson Pharmaceuticals *	11,600	471
West Marine *	30,954	337

		85,517

Total Common Stock (Cost $265,143) ($ Thousands)		267,778

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110% ** ††	5,590,931	5,591

Total Cash Equivalent (Cost $5,591) ($ Thousands)		5,591

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION (B) (C) —0.5%
U.S. Treasury Bills
0.197%, 12/16/10	$1,402	$1,400

Total U.S. Treasury Obligation (Cost $1,400) ($ Thousands)		1,400

Total Investments — 98.4% (Cost $272,134) ($ Thousands) ‡		$274,769

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
DJ Euro Stoxx 50 Index	29	Sep-2010	$(32)
FTSE Index	8	Sep-2010	(25)
Hang Seng Index	2	Jul-2010	(8)
S&P 500 Index EMINI	54	Sep-2010	(143)
SPI 200 Index	4	Sep-2010	(20)

			$(228)

For the period ended June 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2010, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/29/10	AUD	23,255	USD	20,020	$448
7/29/10	CAD	37,052	USD	35,589	719
7/29/10	EUR	29,899	USD	36,759	137
7/29/10	GBP	12,909	USD	19,337	28
7/29/10	JPY	6,475,100	USD	72,536	(689)
7/29/10	USD	152	AUD	175	(5)
7/29/10	USD	406	CAD	421	(10)
7/29/10	USD	142	EUR	115	(1)
7/29/10	USD	202	GBP	134	(1)
7/29/10	USD	1,170	JPY	103,855	5

					$631

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2010

Percentages are based on Net Assets of $279,263 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2010
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2010 was $148,981 ($ Thousands) and represented 53.35% of Net Assets.
(B)	The rate reported is the effective yield at the time of purchase.
(C)	Security, or portion, thereof has been pledged as collateral on open futures contracts.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

‡	At June 30, 2010, the tax basis cost of the Fund’s investments was $272,134 ($ Thousands), and the unrealized appreciation and depreciation were $15,966 ($ Thousands) and ($13,331) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$118,797	$148,981	$—	$267,778
U.S. Treasury Obligation	—	1,400	—	1,400
Cash Equivalent	5,591	—	—	5,591

Total Investments in Securities	$124,388	$150,381	$—	$274,769

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(228)	$—	$—	$(228)
Forwards*	—	631	—	631

Total Other Financial Instruments	$(228)	$631	$—	$403

*	Futures contracts and Forwards are valued at the unrealized depreciation on the instrument.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.7%

Consumer Discretionary — 8.1%
Aaron Rents	25,950	$443
Advance Auto Parts	14,000	703
Amazon.com *	1,562	170
Autoliv	8,000	383
Buckle	8,800	285
Burger King Holdings	33,100	558
Career Education *	26,000	598
Carter’s *	27,700	727
Choice Hotels International	18,600	562
Cinemark Holdings	43,300	569
DIRECTV, Cl A *	26,400	896
Discovery Communications, Cl C *	86,395	2,672
Discovery Communications, Cl A *	24,600	879
DreamWorks Animation SKG, Cl A *	18,400	525
GameStop, Cl A *	35,300	663
Genuine Parts	14,100	556
Gildan Activewear *	17,100	490
H&R Block	21,200	333
ITT Educational Services *	6,700	556
John Wiley & Sons, Cl A	7,900	306
Panera Bread, Cl A *	7,400	557
priceline.com *	11,469	2,025
Regal Entertainment Group, Cl A	16,800	219
Shaw Communications, Cl B	23,700	427
Strayer Education	1,600	333

		16,435

Consumer Staples — 23.6%
Altria Group	124,817	2,501
Brown-Forman, Cl B	29,373	1,681
Campbell Soup	32,391	1,161
Church & Dwight	46,438	2,912
Clorox	15,349	954
Coca-Cola	38,160	1,913
Colgate-Palmolive	32,368	2,549
Dean Foods *	39,600	399
Flowers Foods	28,100	686
General Mills	91,464	3,249
Hansen Natural *	12,100	473
Hershey	29,694	1,423
HJ Heinz	25,538	1,104
Hormel Foods	64,288	2,602
JM Smucker	28,652	1,725
Kellogg	58,524	2,944
Kimberly-Clark	45,318	2,748
Kroger	8,994	177
Lorillard	33,988	2,447
McCormick	47,710	1,811
PepsiCo	22,200	1,353
Philip Morris International	55,865	2,561
Procter & Gamble	32,478	1,948
Ralcorp Holdings *	11,700	641
Reynolds American	49,727	2,592
Ruddick	21,900	679
Wal-Mart Stores	49,446	2,377

		47,610

Energy — 3.6%
Chevron	12,400	841

Description	Shares	Market Value ($ Thousands)
Dresser-Rand Group *	14,800	$467
Enbridge	18,300	853
Exxon Mobil	16,700	953
FMC Technologies *	11,700	616
Imperial Oil	11,500	419
Murphy Oil	10,800	535
PetroHawk Energy *	39,100	664
Range Resources	15,200	610
Teekay Shipping	23,700	620
TransCanada	22,500	752

		7,330

Financials — 13.2%
Alleghany *	2,700	792
Allied World Assurance Holdings	16,600	753
Arch Capital Group *	5,300	395
Bancorpsouth	27,200	486
Capitol Federal Financial	96,673	3,206
Commerce Bancshares	50,096	1,803
Corporate Office Properties Trust †	18,000	680
Endurance Specialty Holdings	21,000	788
Erie Indemnity, Cl A	16,600	755
Essex Property Trust †	7,100	693
Federated Investors, Cl B	28,300	586
First Citizens BancShares, Cl A	3,900	750
Health Care †	19,100	805
Hudson City Bancorp	59,100	723
MFA Financial †	43,700	323
National Retail Properties †	18,300	392
Nationwide Health Properties †	17,400	622
PartnerRe	4,000	281
People’s United Financial	180,199	2,433
Platinum Underwriters Holdings	7,100	258
ProAssurance *	12,500	709
Prosperity Bancshares	17,500	608
Realty Income †	27,500	834
RenaissanceRe Holdings	13,100	737
Senior Housing Properties Trust †	21,100	424
TFS Financial	249,543	3,097
UMB Financial	13,500	480
Washington Real Estate Investment Trust †	24,100	665
Wesco Financial	5,045	1,631

		26,709

Health Care — 15.7%
Abbott Laboratories	44,555	2,084
Alexion Pharmaceuticals *	42,635	2,182
Allscripts Healthcare Solutions *	125,429	2,019
AmerisourceBergen	90,228	2,865
Amgen *	5,700	300
Becton Dickinson	13,975	945
C.R. Bard	23,116	1,792
Celgene *	8,700	442
Dentsply International	54,131	1,619
Edwards Lifesciences *	31,488	1,764
Eli Lilly	23,462	786
Emergency Medical Services, Cl A *	8,000	392
Endo Pharmaceuticals Holdings *	33,600	733
Genzyme *	15,100	767
Henry Schein *	41,279	2,266

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Johnson & Johnson	40,934	$2,418
Laboratory Corp of America Holdings *	20,767	1,565
LifePoint Hospitals *	11,200	352
McKesson	13,900	933
Myriad Genetics *	30,100	450
Owens & Minor	24,600	698
Patterson	28,700	819
Perrigo	6,700	396
Pfizer	20,574	293
Quest Diagnostics	9,259	461
Techne	28,554	1,641
United Therapeutics *	13,600	664

		31,646

Industrials — 4.8%
Alliant Techsystems *	8,600	534
C.H. Robinson Worldwide	13,100	729
FTI Consulting *	16,400	715
Gardner Denver	14,400	642
KBR	31,300	637
Landstar System	16,500	644
Lennox International	18,600	773
Lincoln Electric Holdings	13,500	688
Nordson	7,700	432
Raytheon	10,200	493
Rollins	29,800	616
Stericycle *	42,174	2,766

		9,669

Information Technology — 9.5%
Activision Blizzard	76,900	807
Adtran	24,500	668
Applied Materials	35,958	432
Automatic Data Processing	8,113	327
Cree *	20,944	1,258
Diebold	10,100	275
Flir Systems *	10,200	297
Google, Cl A *	5,244	2,333
Harris	14,000	583
Hewitt Associates, Cl A *	16,800	579
IAC *	116,040	2,550
Ingram Micro, Cl A *	41,500	630
International Business Machines	23,044	2,845
Mantech International, Cl A *	13,000	553
Microchip Technology	33,447	928
National Instruments	12,748	405
NeuStar, Cl A *	23,600	487
Sybase *	12,700	821
WebMD Health, Cl A *	23,458	1,089
Zebra Technologies, Cl A *	48,247	1,224

		19,091

Materials — 2.9%
Aptargroup	15,400	583
Compass Minerals International	9,800	689
Greif, Cl A	12,700	705
Intrepid Potash *	27,500	538
Newmont Mining	31,443	1,941
Royal Gold	16,142	775
Silgan Holdings	24,800	704

		5,935

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Telecommunication Services — 2.2%
AT&T	37,900	$917
BCE	20,700	606
CenturyTel	21,133	704
MetroPCS Communications *	86,300	707
SBA Communications, Cl A *	17,400	591
Telephone & Data Systems	4,700	143
Verizon Communications	30,300	849

		4,517

Utilities — 11.1%
AGL Resources	19,400	695
Alliant Energy	23,300	740
Atmos Energy	21,600	584
Consolidated Edison	24,656	1,063
DTE Energy	20,700	944
Edison International	23,600	748
Energen	6,500	288
Great Plains Energy	22,500	383
Hawaiian Electric Industries	58,670	1,336
Idacorp	21,600	719
New Jersey Resources	8,700	306
Nicor	17,100	693
NSTAR	80,613	2,821
OGE Energy	57,211	2,092
Pepco Holdings	29,200	458
PG&E	12,300	506
Piedmont Natural Gas	24,800	627
SCANA	59,945	2,144
Southern	28,311	942
TECO Energy	42,300	637
Vectren	62,023	1,467
WGL Holdings	15,500	528
Wisconsin Energy	32,605	1,654

		22,375

Total Common Stock (Cost $174,606) ($ Thousands)		191,317

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110% ** ††	6,896,242	6,896

Total Cash Equivalent (Cost $6,896) ($ Thousands)		6,896

U.S. TREASURY OBLIGATION (A) (B) — 0.3%
U.S. Treasury Bills
0.200%, 12/16/10	$545	545

Total U.S. Treasury Obligation (Cost $545) ($ Thousands)		545

Total Investments — 98.4% (Cost $182,047) ($ Thousands) ‡		$198,758

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2010

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index EMINI	79	Sep-2010	$(223)

For the period ended June 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $202,059 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

‡	At June 30, 2010, the tax basis cost of the Fund’s investments was $182,047 ($ Thousands), and the unrealized appreciation and depreciation were $22,492 ($ Thousands) and ($5,781) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$191,317	$—	$—	$191,317
U.S. Treasury Obligation	—	545	—	545
Cash Equivalent	6,896	—	—	6,896

Total Investments in Securities	$198,213	$545	$—	$198,758

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(223)	$—	$—	$(223)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Real Estate Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.4%

Consumer Discretionary — 0.3%
PDG Realty Empreendimentos e Participacoes	60,300	$506

Financials — 93.2%
Alexandria Real Estate Equities † (A)	34,500	2,186
AMB Property † (A)	396,800	9,408
Annaly Capital Management † (A)	77,500	1,329
Apartment Investment & Management, Cl A † (A)	146,734	2,842
AvalonBay Communities † (A)	73,548	6,867
Boston Properties † (A)	130,083	9,280
Brookfield Asset Management, Cl A	132,500	2,997
Camden Property Trust † (A)	58,800	2,402
Corporate Office Properties Trust † (A)	63,550	2,400
CreXus Investment †	52,100	648
Dexus Property Group †	683,511	445
Digital Realty Trust † (A)	15,000	865
Douglas Emmett † (A)	407,099	5,789
Duke Realty † (A)	163,200	1,852
Equity Residential † (A)	236,450	9,846
Essex Property Trust † (A)	48,100	4,692
Federal Realty Investment Trust † (A)	56,700	3,984
Forest City Enterprises, Cl A * (A)	280,100	3,170
Hammerson (United Kingdom) †	128,680	662
HCP † (A)	207,900	6,705
Healthcare Realty Trust †	72,700	1,597
Host Hotels & Resorts † (A)	552,629	7,449
HRPT Properties Trust † (A)	269,050	1,671
Hudson Pacific Properties * †	25,500	440
Kimco Realty † (A)	419,700	5,641
Liberty Property Trust † (A)	48,000	1,385
Macerich † (A)	141,632	5,286
Mack-Cali Realty †	132,650	3,944
Plum Creek Timber † (A)	107,600	3,715
Prologis † (A)	108,700	1,101
Public Storage † (A)	138,904	12,211
Regency Centers † (A)	172,850	5,946
RioCan Real Estate Investment Trust †	36,900	661
Saul Centers †	52,200	2,121
Senior Housing Properties Trust †	118,350	2,380
Simon Property Group † (A)	145,213	11,726
SL Green Realty † (A)	30,350	1,671
Sunstone Hotel Investors * †	214,259	2,128
Taubman Centers † (A)	62,350	2,346
Terreno Realty * †	26,200	464
UDR † (A)	183,400	3,508
Unibail (France) †	15,448	2,550
Ventas † (A)	122,300	5,742
Verde Realty PIPE * (B) (C)	21,400	419
Vornado Realty Trust † (A)	107,381	7,833
Westfield Group †	212,703	2,188

		174,492

Description	Shares	Market Value ($ Thousands)
Health Care — 0.9%
Brookdale Senior Living *	106,700	$1,601

Total Common Stock (Cost $132,995) ($ Thousands)		176,599

AFFILIATED PARTNERSHIP — 43.0%
SEI Liquidity Fund, L.P.,
0.240% (D) ** ‡	82,178,781	80,565

Total Affiliated Partnership (Cost $82,179) ($ Thousands)		80,565

CASH EQUIVALENT — 5.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110% ** ‡	11,008,079	11,008

Total Cash Equivalent (Cost $11,008) ($ Thousands)		11,008

Total Investments — 143.3% (Cost $226,182) ($ Thousands) ††		$268,172

Percentages are based on Net Assets of $187,193 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2010.
†	Real Estate Investment Trust.
‡	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at June 30, 2010. The total market value of securities on loan at June 30, 2010 was $79,408 ($ Thousands).
(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2010 was $419 ($ Thousands) and represented 0.22% of Net Assets.
(C)	Securities considered illiquid and restricted. The total value of such securities as of June 30, 2010 was $419 ($ Thousands) and represented 0.22% of Net Assets.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2010 was $80,565 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

††	At June 30, 2010, the tax basis cost of the Fund’s investments was $226,182 ($ Thousands), and the unrealized appreciation and depreciation were $46,572 ($ Thousands) and ($4,582) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Real Estate Fund

June 30, 2010

A summary of restricted securities held by the Fund as of June 30, 2010, is as follows:

	Number of Shares/ Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Verde Realty PIPE	21,400	02/16/07	02/16/07	$706	$419	0.22%

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$176,180	$—	$419	$176,599
Cash Equivalent	11,008	—	—	11,008
Affiliated Partnership	—	80,565	—	80,565

Total Investments in Securities	$187,188	$80,565	$419	$268,172

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2009	$451
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(32)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2010	$419

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(32)

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 24.2%

Affinion Group Holdings, Term B Loan
5.000%, 10/08/16	$499	$474
Allison Transmission
3.110%, 08/07/14	712	648
3.050%, 08/07/14	160	145
Aramark
2.165%, 01/26/14	490	457
Aramark LOC
2.126%, 01/26/14	32	30
Asurion, 1st Lien Term Loan
3.421%, 07/03/14	96	91
3.351%, 07/03/14	264	249
3.350%, 07/03/14	310	292
BBN Acquisitions
5.000%, 09/14/15	463	460
Biomet
3.538%, 03/25/15	470	451
3.354%, 03/25/15	26	25
3.347%, 03/25/15	57	55
Booz Allen Hamilton, Tranche B
7.500%, 07/31/15	136	136
Burlington Coat Factory
2.760%, 05/28/13	394	367
2.570%, 05/28/13	390	363
Calpine Corporation
3.165%, 03/29/14	626	573
Cedar Fair
2.354%, 08/30/12	146	143
Cedar Fair, Term B Loan
4.354%, 08/30/14	637	628
Celanese Holdings
2.041%, 04/02/14	536	506
Cengage Learning Hollding
2.790%, 06/28/14	742	640
CF Industries Holdings, Term Loan B-1
4.500%, 04/05/15	227	227
Charter Communications Holding, Term B Loan
2.300%, 03/15/14	76	70
Charter Communications Holding, Term C Loan
3.790%, 09/06/16	616	573
Cinemark
2.180%, 10/05/13	62	59
2.110%, 10/05/13	91	87
2.100%, 10/05/13	87	83
2.060%, 10/05/13	252	242
2.050%, 10/05/13	43	41
Clear Channel
4.004%, 01/29/16	466	355
Community Health Systems
2.788%, 07/25/14	673	626
2.604%, 07/25/14	1	1
Community Health Systems, Delayed Draw
2.788%, 07/25/14	22	21
Dana Corporation
4.790%, 01/31/15	39	38
4.730%, 01/31/15	71	68
4.600%, 01/31/15	147	141
4.580%, 01/31/15	70	67
4.550%, 01/31/15	127	122

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Dynegy Holdings
4.110%, 04/02/13	$814	$764
Education Media, Term Loan A
5.601%, 06/12/14	498	453
Federal Mogul
2.288%, 12/29/14	588	514
Federal Mogul, Term B Loan
2.288%, 12/29/14	2	1
Federal Mogul, Term C Loan
2.288%, 12/28/15	1	1
Federal Mogul, Term C Loan
2.288%, 12/28/15	262	228
1.937%, 12/28/15	38	34
Flextronics International, Term Loan A-2
2.540%, 10/01/14	330	306
Flextronics International, Term Loan A-3
2.604%, 10/01/14	385	357
Fontainebleau Miami, Term B Loan
10.000%, 06/06/12 (G)	2,500	850
Ford Motor Company
5.750%, 05/16/16	500	495
3.347%, 11/08/14	500	448
Graphic Packaging International, Incremental Term Loan
3.050%, 05/16/14	47	46
3.044%, 05/16/14	170	164
3.041%, 05/16/14	281	271
Hanesbrands, Term B Loan
5.250%, 12/10/15	232	232
Harrah’s Operation, Tranche B-2
3.316%, 01/28/15	807	671
HCA, Tranche B
2.540%, 11/18/13	564	531
Hertz LOC
2.098%, 12/21/12	85	81
Hertz, Term B Loan
2.100%, 12/21/12	460	437
Hexion Specialty Chemical, Term Loan C-1
2.563%, 05/05/13	318	289
Hexion Specialty Chemical, Term Loan C-2
2.813%, 05/05/13	141	128
Hub International Ltd., Delayed Draw
2.790%, 06/13/14	131	117
Hub International Ltd., Initial Term Loan
2.790%, 06/13/14	584	519
Iasis Healthcare LOC
2.252%, 03/15/14	35	33
Iasis Healthcare, Delayed Draw
2.347%, 03/15/14	129	120
Iasis Healthcare, Term B Loan
2.347%, 03/15/14	371	346
IMS Health, Term B Loan
5.250%, 02/26/16	198	196
Infor Enterprise Solutions
6.110%, 07/28/12	494	458
Infor Global Enterprise Solutions
6.597%, 03/02/14	33	24

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Infor Global Enterprise Solutions, Tranche 1
6.597%, 03/02/14	$169	$123
Infor Global Solutions, 2nd Lien
6.604%, 03/02/14	329	239
Integra Telecom, Term B Loan
9.250%, 04/07/15	680	678
Intelsat Bermuda
3.292%, 02/01/14	900	826
Intersil Corp, Term B Loan
5.500%, 04/26/16	1	1
4.750%, 04/26/16	249	248
Inverness Medical
4.604%, 06/26/15	560	535
JHT Holding, 2nd Lien
12.500%, 12/21/12 (A) (B)	39	37
Lake at Las Vegas
14.350%, 06/20/12 (G)	1	—
Lamar Media Corp
4.250%, 10/01/16	449	447
Live Nation, Term B Loan
4.500%, 10/20/16	249	247
Meg Energy, Term Loan
6.000%, 04/03/16	554	539
Mylan Laboratories, Term B Loan
3.813%, 10/02/14	234	232
Nalco, Term B Loan
6.500%, 05/06/16	554	552
Nielson Finance
2.350%, 12/31/17	778	731
NRG Holdings LOC
0.190%, 02/01/13	195	186
NRG Holdings, Term B Loan
2.104%, 02/01/13	64	61
2.040%, 02/01/13	232	222
Oshkosh, Term B Loan
6.540%, 12/06/13	298	298
Reable Therapeutics, Term B Loan
3.354%, 05/20/14	498	474
Regal Cinemas
4.033%, 11/19/16	408	398
Remax Internations, Term B Loan
5.500%, 03/11/16	499	495
Sally Holdings, Term B Loan
2.600%, 11/16/13	500	480
Sensata Technology
2.078%, 04/27/13	535	498
Sensata Technology Term Loan B-1
2.047%, 04/27/13	1	1
Sirva Revolving Credit Loan Exit Finance
13.000%, 05/12/12	79	53
9.500%, 05/12/12	98	66
Sirva Worldwide
0.500%, 05/12/12 (C)	609	201
Solutia, 1st Lien Term Loan
4.750%, 03/02/17	170	169
Styron, Term B Loan
0.000%, 06/14/16	500	499
Sungard Data Systems
4.060%, 02/28/16	38	36
3.999%, 02/28/16	497	474

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Texas Competitive Electric Holdings, Tranche B-2
4.066%, 10/10/14	$707	$522
4.033%, 10/10/14	7	5
3.874%, 10/10/14	494	365
3.850%, 10/10/14	111	82
Travelport LLC, LOC
2.790%, 08/23/13	57	54
Travelport LLC, Term B Loan
2.790%, 08/23/13	386	360
Travelport LLC, Term B Loan
2.847%, 08/23/13	115	107
Travelport LLC, Term Loan C-1
10.500%, 08/23/13	208	207
Univision Communications
2.597%, 09/29/14	394	328
UPC Broadband Holdings B.V./Facility X
0.000%, 12/31/17	250	229
Vanguard Health
5.000%, 01/15/16	400	393
Verint Systems
2.600%, 05/25/14	639	593
VWR International, Term B Loan
2.854%, 06/30/14	613	567
Waiccs Las Vegas 3 LLC, 2nd Lien
0.000%, 07/30/10	2,000	—
Warner Chilcott, Term Loan A-1
5.500%, 10/30/14	129	128
Warner Chilcott, Term Loan B-1
5.750%, 04/30/15	61	60
Warner Chilcott, Term Loan B-2
5.750%, 04/30/15	101	101
WideOpenWest Finance, 1st Lien
2.874%, 06/30/14	148	134
2.850%, 06/30/14	142	128
2.795%, 06/30/14	145	131

Total Loan Participations (Cost $36,446) ($ Thousands)		33,208

CORPORATE OBLIGATIONS — 24.1%

Consumer Discretionary — 0.8%
President and Fellows of Harvard College
3.700%, 04/01/13	1,060	1,123

Financials — 19.5%
Ally Financial
0.539%, 09/19/09 (D)	1,250	1,251
Bank of America MTN
0.738%, 06/22/12 (D)	1,500	1,511
BTM Curacao Holdings MTN
4.760%, 07/21/15 (D) (E)	530	531
Citigroup
1.047%, 08/25/36 (D)	1,500	1,045
Citigroup Funding
0.668%, 04/30/12 (D)	375	378
0.486%, 06/03/11 (D)	375	375

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
General Electric Capital MTN
1.800%, 03/11/11	$2,500	$2,524
0.539%, 12/21/12 (D)	5,150	5,166
Goldman Sachs Group
1.700%, 03/15/11	3,180	3,209
ILFC E-Capital Trust I
5.900%, 12/21/65 (D) (E)	1,000	641
JPMorgan Chase Capital XXI, Ser U
1.294%, 02/02/37 (D)	1,300	939
Liberty Property L.P.
7.250%, 03/15/11 ‡	1,000	1,032
Mellon Funding
0.586%, 05/15/14 (D)	900	880
Merrill Lynch
1.297%, 09/15/36 (D)	700	522
Monumental Global Funding III
0.503%, 01/15/14 (D) (E)	900	859
Morgan Stanley
0.654%, 02/10/12 (D)	1,150	1,157
State Street
0.438%, 04/30/12 (D)	615	612
State Street Bank and Trust
0.737%, 09/15/11 (D)	960	964
State Street Capital Trust IV
1.537%, 06/15/37 (D)	375	268
Unitrin
6.000%, 05/15/17	670	660
4.875%, 11/01/10	1,000	1,005
Western Union
5.400%, 11/17/11	1,175	1,239

		26,768

Health Care — 0.7%
UnitedHealth Group
1.660%, 02/07/11 (D)	1,000	1,005

Industrials — 0.4%
Continental Airlines, Ser 061G
0.886%, 06/02/13 (D)	569	478

Materials — 1.0%
Berry Plastics
5.053%, 02/15/15 (D)	540	512
NewPage
11.375%, 12/31/14	480	435
Verso Paper Holdings
11.500%, 07/01/14	400	431

		1,378

Telecommunication Services — 1.2%
Corning
6.050%, 06/15/15	400	406
Telecom Italia Capital
0.914%, 07/18/11 (D)	550	542
Vodafone Group PLC
0.816%, 02/27/12 (D)	650	649

		1,597

Utilities — 0.5%
Southern, Ser A
5.300%, 01/15/12	665	703

Total Corporate Obligations (Cost $34,385) ($ Thousands)		33,052

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.5%
FHLB
1.375%, 05/16/11	$7,000	$7,058
0.760%, 07/19/11	5,000	5,015
0.750%, 03/18/11	2,000	2,005
FNMA
5.125%, 04/15/11	750	778
1.750%, 03/23/11	7,500	7,573
1.375%, 04/28/11	1,560	1,572

Total U.S. Government Agency Obligations (Cost $23,915) ($ Thousands)		24,001

MORTGAGE-BACKED SECURITIES — 16.1%

Agency Mortgage-Backed Obligations — 9.2%
FHLMC
6.000%, 09/01/26	546	597
5.625%, 03/15/11	2,000	2,073
2.750%, 04/11/11	1,813	1,846
FNMA TBA
6.500%, 07/01/32	2,500	2,738
6.000%, 11/01/14 to 11/01/26	3,154	3,432
FNMA
6.500%, 09/01/26	331	365
6.000%, 01/01/27	1,478	1,617

		12,668

Non-Agency Mortgage-Backed Obligations — 6.9%
American Tower Trust, Ser 2007-1A, Cl D
5.957%, 04/15/37 (E)	625	657
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
3.581%, 11/25/34 (D)	226	210
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.995%, 04/25/35 (D)	676	516
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
4.846%, 10/25/35 (D)	506	426
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A2
0.613%, 12/25/36 (D) (E)	438	283
Citigroup Commercial Mortgage Trust, Ser 2006-FL2, Cl D
0.547%, 08/15/21 (D) (E)	400	355
Citigroup Mortgage Loan Trust, Cl 1A
3.111%, 09/25/34 (D)	154	123
Commercial Mortgage Pass — Through Certificates, Ser 2006-FL12, Cl A2
0.450%, 12/15/20 (D) (E)	944	899
Crusade Global Trust, Ser 2007-1, Cl A1
0.364%, 04/19/38 (D)	754	666
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.581%, 11/15/21 (D) (E)	810	541
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.867%, 04/25/35 (D)	322	231
JPMorgan Mortgage Trust, Ser 2006- A6, Cl 4A1
5.251%, 10/25/36 (D)	839	693

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
3.281%, 12/25/34 (D)	$324	$263
MortgageIT Trust, Ser 2005-5, Cl A1
0.607%, 12/25/35 (D)	1,047	730
Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Cl A1
3.669%, 02/11/36	479	482
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.668%, 11/20/34 (D)	233	199
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.647%, 12/20/34 (D)	191	160
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.568%, 03/20/35 (D)	103	85
Washington Mutual Mortgage Pass — Through Certificates, Ser 2006-AR2, Cl 1A1
5.270%, 03/25/37 (D)	508	418
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.902%, 01/25/35 (D)	497	474
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
4.489%, 02/25/35 (D)	618	557
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 2A2
2.876%, 03/25/35 (D)	530	481

		9,449

Total Mortgage-Backed Securities (Cost $23,338) ($ Thousands)		22,117

ASSET-BACKED SECURITIES — 9.0%

Automotive — 2.9%
Americredit Prime Automobile Receivable, Ser 2007-1, Cl D
5.520%, 09/08/14	775	777
Carmax Auto Owner Trust, Ser 2007-1, Cl C
5.530%, 07/15/13	190	193
Daimler Chrysler Auto Trust, Ser 2007- A, Cl A3A
5.000%, 02/08/12	333	336
Ford Credit Auto Owner Trust, Ser 2007-A, Cl C
5.800%, 02/15/13	515	545
Harley-Davidson Motorcycle Trust, Ser 2006-1, Cl B
5.240%, 11/15/13 (E)	1,550	1,571
Hyundai Auto Receivables Trust, Ser 2006-B, Cl D
5.410%, 05/15/13	42	42
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A3A
5.040%, 01/17/12	108	109

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Auto Trust Securitization, Ser 2007-1, Cl C
5.960%, 12/15/13	$433	$436

		4,009

Credit Cards — 2.3%
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.971%, 11/07/14 (D)	1,100	1,095
GE Capital Credit Card Master Note Trust, Ser 2007-4, Cl B
0.550%, 06/15/15 (D)	1,150	1,092
MBNA Master Credit Card Trust, Ser 1997-B, Cl B
0.700%, 08/15/14 (D)	1,000	984

		3,171

Mortgage Related Securities — 0.1%
New Century Home Equity Loan Trust, Ser 2005-1, Cl A1MZ
0.637%, 03/25/35 (D)	35	34
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (D)	285	107

		141

Other Asset-Backed Securities — 3.7%
Babson CLO , Ser 2007-1A, Cl A1
0.529%, 01/18/21 (D) (E)	1,060	969
CapitalSource Commercial Loan Trust, Ser 2006-2A, Cl A1A
0.557%, 09/20/22 (D) (E)	90	84
CapitalSource Commercial Loan Trust, Ser 2007-1, Cl C
0.997%, 03/20/17 (D) (E)	458	289
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (E)	2,200	2,033
GE Business Loan Trust, Ser 2003-2A, Cl B
1.350%, 11/15/31 (D) (E)	81	55
GE Business Loan Trust, Ser 2004-2A, Cl B
0.830%, 12/15/32 (D) (E)	89	53
GE Business Loan Trust, Ser 2004-2A, Cl A
0.570%, 12/15/32 (D) (E)	118	102
GE Business Loan Trust, Ser 2006-2A, Cl D
1.100%, 11/15/34 (D) (E)	258	65
Katonah, Ser 2005-7A, Cl B
0.856%, 11/15/17 (D) (E)	700	490
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl A
5.362%, 10/20/28 (E)	83	84
Marriott Vacation Club Owner Trust, Ser 2007-1A, Cl D
6.135%, 05/20/29 (E)	469	376

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Triton Container Finance LLC, Ser 2006-1A, Cl N 0.517%, 11/26/21 (D) (E)	$481	$431

		5,031

Total Asset-Backed Securities (Cost $13,612) ($ Thousands)		12,352

U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Treasury Note
0.875%, 01/31/11 to 03/31/11	10,000	10,041

Total U.S. Treasury Obligations (Cost $10,029) ($ Thousands)		10,041

	Number of Warrants
WARRANTS — 0.0%
Monitor Oil, 2nd Lien, Expires 01/25/15 (C)	47,031	—

Total Warrants (Cost $—) ($ Thousands)		—

COMMON STOCK — 0.0%
JHT Holding *	4,002	—

Total Common Stock (Cost $—) ($ Thousands)		—

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110%† **	1,742,975	1,743

Total Cash Equivalent (Cost $1,743) ($ Thousands)		1,743

REPURCHASE AGREEMENT — 1.7%
Bank of America (F) 0.170%, dated 06/30/10, to be repurchased on 07/01/10, repurchase price $2,300,003 (collateralized by a GNMA obligation, par value $2,253,416, 5.000%, 11/20/39; total market value 2,346,001)	2,300	2,300

Total Repurchase Agreement (Cost $2,300) ($ Thousands)		2,300

Total Investments — 101.2% (Cost $145,768) ($ Thousands) ††		$138,814

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 10-Year Treasury Note	(6)	Sep-2010	$(13)
U.S. 2-Year Treasury Note	(82)	Oct-2010	(85)
U.S. 5-Year Treasury Note	(35)	Oct-2010	(60)

			$(158)

For the period ended June 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $137,151 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2010.

‡	Real Estate Investment Trust

†	Investment in Affiliated Security.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2010 was $37 ($ Thousands) and represented 0.03% of Net Assets.
(B)	Security considered illiquid and restricted. The total market value of such securities as of June 30, 2010 was $37 ($ Thousands) and represented 0.03% of Net Assets.
(C)	Unfunded bank loan.
(D)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of June 30, 2010. The date reported on the Schedule of Investments is the next reset date.
(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(F)	Tri-Party Repurchase Agreement.
(G)	Security in default on interest payments.

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

Ltd — Limited

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

TBA — To Be Announced

Amounts designated as “—” are $O or have been rounded to $O

††	At June 30, 2010, the tax basis cost of the Fund’s investments was $145,768 ($ Thousands), and the unrealized appreciation and depreciation were $2,011 ($ Thousands) and $(8,965) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi- annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2010

A summary of restricted securities held by the Fund at June 30, 2010, is as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
JHT Holding, 2nd Lien	39	12/16/08	12/16/08	$58	$37	0.03%

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$33,052	$—	$33,052
U.S. Government Agency Obligations	—	24,001	—	24,001
Mortgage-Backed Securities	—	22,117	—	22,117
Asset-Backed Securities	—	11,778	574	12,352
U.S. Treasury Obligations	—	10,041	—	10,041
Warrants	—	—	—	—
Common Stock	—	—	—	—
Loan Participations	—	32,644	564	33,208
Repurchase Agreement	—	2,300	—	2,300
Cash Equivalent	1,743	—	—	1,743

Total Investments in Securities	$1,743	$135,933	$1,138	$138,814

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(158)	$—	$—	$(158)

* Futures contracts are valued at unrealized depreciation on the instrument.

	Asset-Backed Securities	Loan Participations
Beginning balance as of October 1, 2009	$425	$29
Accrued discounts/premiums	—	5
Realized gain/(loss)	(501)	683
Change in unrealized appreciation/(depreciation)	585	(146)
Net purchases/sales	(19)	(7)
Net transfer in and/or out of Level 3	84	—

Ending balance as of June 30, 2010	$574	$564

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$91	$13

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 41.3%

Agency Mortgage-Backed Obligations — 27.6%
FHLMC
7.500%, 11/01/29 to 09/01/32	$1,500	$1,719
7.000%, 10/01/10 to 01/01/32	306	345
6.500%, 06/01/17 to 09/01/38	13,694	15,035
6.000%, 03/01/20 to 09/01/38	36,245	39,434
5.500%, 12/01/13 to 03/01/38	21,535	23,218
5.000%, 10/01/18 to 02/01/39	60,214	64,025
4.500%, 04/01/35 to 11/01/35	2,229	2,329
4.000%, 04/01/19 to 10/01/33	1,668	1,695
2.875%, 02/09/15	5,690	5,927
FHLMC ARM
6.429%, 11/01/37 (A)	5	5
6.143%, 06/01/37 (A)	151	164
5.953%, 01/01/37 (A)	994	1,072
5.902%, 03/01/37 (A)	157	169
5.717%, 03/01/36 (A)	320	345
5.688%, 03/01/36 (A)	263	283
5.642%, 10/01/38 (A)	296	318
FHLMC CMO, Ser 1, Cl Z
9.300%, 04/15/19	99	111
FHLMC CMO, Ser 1983, Cl Z
6.500%, 12/15/23	1,839	2,016
FHLMC CMO, Ser 2043, Cl CJ
6.500%, 04/15/28	1,204	1,266
FHLMC CMO, Ser 2277, Cl B
7.500%, 01/15/31	322	343
FHLMC CMO, Ser 2399, Cl XG
6.500%, 01/15/32	3,123	3,431
FHLMC CMO, Ser 2542, Cl ES
5.000%, 12/15/17	80	86
FHLMC CMO, Ser 2558, Cl BD
5.000%, 01/15/18	612	669
FHLMC CMO, Ser 2590, Cl BY
5.000%, 03/15/18	251	274
FHLMC CMO, Ser 2676, Cl CY
4.000%, 09/15/18	716	755
FHLMC CMO, Ser 2694, Cl QG
4.500%, 01/15/29	95	100
FHLMC CMO, Ser 2727, Cl PW
3.570%, 06/15/29	126	129
FHLMC CMO, Ser 2765, Cl CT
4.000%, 03/15/19	414	432
FHLMC CMO, Ser 2843, Cl BC
5.000%, 08/15/19	921	1,005
FHLMC CMO, Ser 2875, Cl HB
4.000%, 10/15/19	163	170
FHLMC CMO, Ser 2945, Cl SA
11.665%, 03/15/20 (A)	2,850	3,250
FHLMC CMO, Ser 2957, Cl PT
5.500%, 11/15/33	6,059	6,489
FHLMC CMO, Ser 3028, Cl PG
5.500%, 09/15/35	592	633
FHLMC CMO, Ser 3035, Cl PA
5.500%, 09/15/35	263	291
FHLMC CMO, Ser 3234, Cl MC
4.500%, 10/15/36	1,538	1,628
FHLMC CMO, Ser 3372, Cl BD
4.500%, 10/15/22	926	990
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	1,861	1,963
FHLMC CMO, Ser 3652, Cl AP
4.500%, 03/15/40	3,721	4,014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC Multifamily Structured Pass Through Certificates CMO, Cl A
2 4.317%, 11/25/19	$1,034	$1,081
FHLMC Multifamily Structured Pass Through Certificates CMO, Cl A1
3.342%, 12/25/19	1,529	1,563
FHLMC TBA
5.500%, 08/01/37	2,500	2,675
5.000%, 08/01/34	2,500	2,634
4.500%, 08/15/36	3,000	3,097
FNMA
7.000%, 09/01/26 to 01/01/39	4,782	5,386
6.500%, 05/01/17 to 08/01/35	1,811	1,980
6.000%, 10/01/19 to 07/01/37	36,950	40,427
5.500%, 06/01/14 to 08/01/37	88,588	95,764
5.000%, 01/01/20 to 02/01/39	40,981	43,619
4.500%, 04/01/25 to 04/01/38	17,887	18,786
4.000%, 08/01/20	1,774	1,872
FNMA ARM
6.274%, 09/01/37(A)	228	247
6.257%, 10/01/36(A)	206	222
6.124%, 12/01/36(A)	243	262
6.042%, 09/01/37(A)	112	121
6.028%, 01/01/37(A)	364	392
6.021%, 10/01/37(A)	179	193
6.000%, 11/01/37(A)	261	281
5.977%, 04/01/37(A)	381	411
5.962%, 07/01/37 to 10/01/37 (A)	987	1,066
5.957%, 01/01/37(A)	564	609
5.929%, 10/01/37(A)	548	590
5.910%, 03/01/37(A)	289	312
5.900%, 07/01/37(A)	508	547
5.896%, 09/01/37(A)	270	292
5.892%, 07/01/37(A)	493	532
5.878%, 02/01/37(A)	295	319
5.853%, 12/01/37(A)	1,772	1,911
5.847%, 04/01/37(A)	510	549
5.824%, 07/01/37(A)	447	481
5.811%, 03/01/37(A)	215	231
5.795%, 02/01/37(A)	112	121
5.790%, 04/01/37(A)	404	435
5.755%, 11/01/37(A)	437	470
5.659%, 10/01/37(A)	266	285
5.610%, 02/01/39(A)	713	765
5.504%, 01/01/37(A)	577	614
2.441%, 11/01/35(A)	1,441	1,481
2.440%, 10/01/35(A)	9,501	9,759
2.428%, 11/01/35(A)	1,311	1,347
2.425%, 11/01/35(A)	1,416	1,457
2.419%, 11/01/35(A)	1,418	1,458
2.415%, 11/01/35(A)	4,595	4,707
2.411%, 10/01/35(A)	729	747
2.404%, 10/01/35 to 11/01/35 (A)	8,081	8,283
FNMA CMO, IO
6.083%, 03/25/37(A)	14,210	1,643
FNMA CMO STRIPS, Ser 360, Cl 2, IO
5.000%, 08/01/35	15,627	2,750
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	2,826	3,083
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	5,319	5,825
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	782	836
FNMA CMO, Ser 2003-108, Cl BE
4.000%, 11/25/18	554	583

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2003-125, Cl AY
4.000%, 12/25/18	$178	$187
FNMA CMO, Ser 2003-3, Cl HJ
5.000%, 02/25/18	6	6
FNMA CMO, Ser 2004-3, Cl HT
4.000%, 02/25/19	3	3
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	511	549
FNMA CMO, Ser 2004-80, Cl LE
4.000%, 11/25/19	3,301	3,468
FNMA CMO, Ser 2004-81, Cl KE
4.500%, 11/25/19	177	190
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	423	469
FNMA CMO, Ser 2006-10, Cl FD
0.693%, 03/25/36 (A)	1,285	1,269
FNMA CMO, Ser 2006-112, IO
6.357%, 11/25/36 (A)	12,349	1,319
FNMA CMO, Ser 2007-39, Cl NA
4.250%, 01/25/37	10	11
FNMA CMO, Ser 2007-74, Cl A
5.000%, 04/25/34	517	540
FNMA CMO, Ser 2007-77, Cl MH
6.000%, 12/25/36	2,000	2,143
FNMA CMO, Ser 2007-113, Cl DB
4.500%, 12/25/22	1,197	1,280
FNMA CMO, Ser 2007-T2, Cl B
6.022%, 11/25/10	4,500	4,570
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37	8,668	7,871
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	1,339	1,401
FNMA CMO, Ser 2009-71, Cl JT
6.000%, 06/25/36	80	88
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	1,813	1,932
FNMA CMO, Ser 2009-80, Cl KC
5.000%, 09/25/37	2,608	2,797
FNMA CMO, Ser 2009-88, Cl B
6.000%, 11/25/39	1,491	1,628
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	1,437	1,477
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	3,011	3,169
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	467	491
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (A)	3,359	3,500
FNMA CMO, Ser 30, Cl MA
4.250%, 02/25/37	3	3
FNMA, Ser K003, Cl AAB
4.768%, 05/25/18	857	926
FNMA TBA
5.500%, 07/01/22 to 08/01/37	10,400	11,174
5.000%, 08/14/37 to 09/01/37	4,000	4,205
4.500%, 07/17/18 to 07/01/37	31,650	32,921
4.000%, 08/13/39	1,400	1,413
GNMA
8.000%, 11/15/29 to 09/15/30	113	132
7.500%, 03/15/29 to 01/15/32	283	323
7.000%, 08/15/13	46	49
6.500%, 04/15/26 to 09/15/35	10,964	12,331
6.000%, 03/15/14 to 10/15/35	16,967	18,705

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	$685	$751
GNMA CMO, Ser 2010-4, Cl NS IO
6.040%, 01/16/40 (A)	27,963	3,339
GNMA TBA
6.000%, 07/01/34	100	109
5.000%, 08/01/33 to 07/01/39	19,900	21,116
4.500%, 07/01/35 to 07/15/40	51,955	54,086
4.000%, 07/01/39	400	406

		663,576

Non-Agency Mortgage-Backed Obligations — 13.7%
American Home Mortgage Assets, Ser 2007-2, Cl A1

0.472%, 03/25/47 (A)	8,929	4,970
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A

2.696%, 06/25/45 (A)	4,317	3,511
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A

5.350%, 11/25/45 (A)	4,081	2,979
Asset Securitization, Cl A2
7.778%, 10/13/26 (A)	745	775
Banc of America Commercial Mortgage, Cl A3

4.512%, 12/10/42	315	322
Banc of America Commercial Mortgage, Cl A4

5.414%, 09/10/47	2,034	2,128
Banc of America Commercial Mortgage, Cl E

7.634%, 09/15/32 (A)	263	262
Banc of America Commercial Mortgage, Cl B

5.271%, 07/11/43	225	232
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B

6.309%, 06/11/35	414	436
Banc of America Commercial Mortgage Securities, Ser 2005-3, Cl A4

4.668%, 07/10/43	4,000	4,144
Banc of America Commercial Mortgage Securities, Ser 2006-2, Cl A1

5.611%, 05/10/45	990	1,004
Banc of America Commercial Mortgage, Ser 2005-4, Cl A5A

4.933%, 07/10/45	1,626	1,648
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4

5.889%, 07/10/44 (A)	1,072	1,089
Banc of America Commercial Mortgage, Ser 2007-3, Cl A3

5.837%, 06/10/49 (A)	1,360	1,448
Banc of America Funding, Ser 2003-1, Cl A1

6.000%, 05/20/33	42	43
Banc of America Funding, Ser 2005-B, Cl 2A1

3.018%, 04/20/35 (A)	4,295	3,107
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A

5.268%, 05/25/34 (A)	3,148	3,178

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Cl A3
5.468%, 06/11/41 (A)	$1,133	$1,212
Bear Stearns Commercial Mortgage Securities, Cl A2
4.945%, 02/11/41	393	401
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	82	84
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	291	301
Bear Stearns Commercial Mortgage Securities, Ser 2002-PBW1, Cl A2
4.720%, 11/11/35 (A)	537	561
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	129	135
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	158	162
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (A)	761	800
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.149%, 10/12/42 (A)	3,250	3,474
Chase Commercial Mortgage Securities, Ser 2000-3, Cl A2
7.319%, 10/15/32	993	994
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
5.229%, 12/25/35 (A)	12,400	10,767
Citigroup Mortgage Loan Trust,
Ser 2005-11, Cl A3
4.900%, 12/25/35 (A)	7,260	6,080
Commercial Mortgage Asset Trust,
Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	1,267	1,395
Commercial Mortgage Loan Trust, Cl AJ
6.019%, 12/10/49 (A)	1,190	606
Commercial Mortgage Loan Trust,
Ser 2008-LS1, Cl A4B
6.019%, 12/10/49 (A)	4,655	4,602
Commercial Mortgage Pass-Through
Certificates, Cl A4
4.715%, 03/10/39	479	496
Commercial Mortgage Pass-Through
Certificates, Cl B
6.304%, 07/16/34 (B)	826	922
Commercial Mortgage Pass-Through
Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (B)	82	86
Countrywide Alternative Loan Trust,
Ser 2003-20BC, Cl 1A1
5.500%, 10/25/33	1,289	1,325
Countrywide Alternative Loan Trust,
Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	423	433
Countrywide Alternative Loan Trust,
Ser 2005-21, Cl 3A2
1.521%, 08/25/35 (A)	498	252
Countrywide Alternative Loan Trust,
Ser 2005-56, Cl 4A1
0.657%, 11/25/35 (A)	6,662	3,596

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.670%, 11/20/35 (A)	$9,006	$5,210
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.747%, 09/25/35 (A) (B)	4,371	3,509
Credit Suisse Mortgage Capital
Certificates, Cl A3
5.694%, 09/15/40 (A)	688	698
Credit Suisse Mortgage Capital
Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	6,045	5,982
CS First Boston Mortgage Securities, Cl A3
4.813%, 02/15/38	109	111
CS First Boston Mortgage Securities, Ser 2002-CKN2, Cl A3
6.133%, 04/15/37	172	182
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A1
4.485%, 11/15/36	13	13
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	1,008	1,059
CS First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	294	310
CS First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.030%, 10/25/33 (A)	3,156	2,903
CS First Boston Mortgage Securities, Ser C2, Cl A4
4.832%, 04/15/37	703	714
CS First Boston Mortgage Securities, Ser CPN1, Cl A2
4.597%, 03/15/35	509	533
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	5,505	5,499
Deutsche Mortgage Securities, Ser 2004-4, Cl 7AR2
0.793%, 06/20/34 (A)	921	691
Developers Diversified Realty, Cl A
3.807%, 10/14/22 (B)	980	1,012
Downey Savings & Loan Association
Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.748%, 11/19/44 (A)	2,310	831
FFCA Secured Lending, Ser 1999-1A, IO
1.190%, 09/18/25 (A) (B)	3,363	60
First Union National Bank Commercial Mortgage, Cl A2
6.141%, 02/12/34	273	286
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	540	564
Fund America Investors II, Ser 1993-A, Cl A2
5.481%, 06/25/23 (A)	166	161
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (A) (B)	5,477	5,780
GE Capital Commercial Mortgage, Cl A1
5.560%, 06/10/38	44	44

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	$4,802	$5,067
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	10,500	11,065
GE Capital Commercial Mortgage, Ser 2006-C1, Cl A3
5.335%, 03/10/44 (A)	2,845	3,024
GMAC Commercial Mortgage Securities, Cl D
5.675%, 05/10/40 (A)	233	234
GMAC Commercial Mortgage Securities, Cl B
6.790%, 04/15/34	136	141
GMAC Commercial Mortgage Securities, Cl A4
5.301%, 08/10/38 (A)	442	456
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.485%, 05/10/40 (A)	357	387
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	352	374
Greenwich Capital Commercial Funding, Cl A4
5.444%, 03/10/39	8,645	8,661
Greenwich Capital Commercial Funding
5.190%, 04/10/37 (A)	197	209
Greenwich Capital Commercial Funding, Cl A6
5.135%, 06/10/36 (A)	579	612
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	4,949	5,117
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	1,617	1,661
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.888%, 08/10/09 (A)	8,076	8,442
GS Mortgage Securities II, Cl A2
4.319%, 10/10/28	614	616
GS Mortgage Securities II, Ser 2001- GL3A, Cl A2
6.449%, 08/15/18 (A) (B)	1,946	2,041
GS Mortgage Securities II, Ser 2005- GG4, Cl AABA
4.680%, 07/10/39	335	347
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (A) (B)	63	65
GSR Mortgage Loan Trust, Cl 3A5
3.253%, 07/25/35 (A)	7,000	5,011
GSR Mortgage Loan Trust, Ser 2003- 13, Cl 1A1
4.461%, 10/25/33 (A)	2,923	2,973
Impac Funding, Cl A1
5.314%, 01/25/51 (B)	1,565	1,579
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.697%, 08/25/36 (A)	791	638

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
6.127%, 11/01/37 (A)	$1,423	$1,082
Indymac Index Mortgage Loan Trust, Ser 2007-AR15, Cl 2A1
5.996%, 08/25/37 (A)	7,963	4,209
JP Morgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (A)	12,253	4,765
JP Morgan Chase Commercial Mortgage Securities, Cl A3
6.188%, 02/15/51 (A)	794	812
JP Morgan Chase Commercial Mortgage Securities, Cl B
5.211%, 12/12/34 (A)	144	149
JP Morgan Chase Commercial Mortgage Securities, Cl A2
5.633%, 12/05/27 (B)	1,233	1,349
JP Morgan Chase Commercial Mortgage Securities
5.407%, 05/15/41 (A)	712	756
JP Morgan Chase Commercial Mortgage Securities, Cl A4
5.371%, 06/12/41 (A)	230	242
JP Morgan Chase Commercial Mortgage Securities, Cl D
6.847%, 04/15/35 (A)	306	309
JP Morgan Chase Commercial Mortgage Securities, Cl A3A
4.678%, 07/15/42	1,620	1,672
JP Morgan Chase Commercial Mortgage Securities, Cl A2S
5.305%, 01/15/49	2,287	2,285
JP Morgan Chase Commercial Mortgage Securities, Cl A1
5.017%, 02/12/51	38	39
3.853%, 06/15/43 (B)	1,187	1,216
JP Morgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl A3
6.429%, 04/15/35	3,936	4,058
JP Morgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	394	416
JP Morgan Chase Commercial Mortgage Securities, Ser 2003- PM1A, Cl A4
5.326%, 11/12/08 (A)	124	133
JP Morgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (A)	215	225
JP Morgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	1,766	1,745
JP Morgan Chase Commercial Mortgage Securities, Ser 2007- CB18, Cl A4
5.716%, 02/15/51	840	827

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JP Morgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (A)	$3,030	$3,039
JP Morgan Commercial Mortgage Finance, Cl C
7.918%, 08/15/32 (A)	306	306
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB7, Cl A4
4.879%, 01/12/38 (A)	897	945
LB Commercial Conduit Mortgage Trust, Cl A3
6.140%, 07/15/44 (A)	303	318
LB-UBS Commercial Mortgage Trust
6.324%, 04/15/41 (A)	1,540	1,634
LB-UBS Commercial Mortgage Trust, Cl A5
4.628%, 10/15/29	294	305
LB-UBS Commercial Mortgage Trust, Cl A4
6.080%, 06/15/38 (A)	1,473	1,582
4.568%, 01/15/31	304	311
4.563%, 09/15/26	238	244
4.367%, 03/15/36	603	611
LB-UBS Commercial Mortgage Trust, Cl A2
6.653%, 11/15/27	319	326
LB-UBS Commercial Mortgage Trust, Cl AAB
5.403%, 02/15/40	124	129
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	1,009	1,068
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	540	568
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (A)	176	188
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	80	85
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (B)	3,514	3,322
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	1,662	1,776
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.261%, 02/25/34 (A)	3,435	3,612
Merrill Lynch Mortgage Trust, Cl A3A
4.949%, 07/12/38 (A)	371	385
Merrill Lynch Mortgage Trust, Cl A3
6.020%, 06/12/50 (A)	791	818
Merrill Lynch Mortgage Trust, Ser 2004-KEY2, Cl A4
4.864%, 08/12/39 (A)	366	377
Merrill Lynch Mortgage Trust, Ser 2005-MCP1, Cl A4
4.747%, 06/12/43 (A)	2,480	2,587
Merrill Lynch Mortgage Trust, Ser CIP1
5.047%, 07/12/38 (A)	633	663

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch Mortgage Trust, Ser KEY1, Cl A4
5.236%, 11/12/35 (A)	$846 $	905
Merrill Lynch/Countrywide Commercial Mortgage, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	7,000	6,911
Merrill Lynch MTN
7,430%, 09/01/22	3	3
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.009%, 05/25/29 (A)	789	778
Morgan Stanley Capital I, Cl A2
4.690%, 06/13/41	131	132
Morgan Stanley Capital I, Cl A7
4.970%, 04/14/40	2,348	2,394
Morgan Stanley Capital I, Cl A4
5.401%, 06/15/38 (A)	1,033	1,088
5.270%, 06/13/41 (A)	377	397
4.900%, 06/15/40	886	917
4.520%, 12/13/41	72	74
Morgan Stanley Capital I, Ser 2004- HQ3, Cl A4
4.800%, 01/13/41	312	327
Morgan Stanley Capital I, Ser 2005- HQ5, Cl AAB
5.037%, 01/14/42	1,150	1,204
Morgan Stanley Capital I, Ser 2005- HQ6, Cl A4A
4.989%, 08/13/42	2,000	2,078
Morgan Stanley Capital I, Ser 2005- HQ7, Cl AAB
5.185%, 11/14/42 (A)	116	123
Morgan Stanley Capital I, Ser 2006- T21, Cl A4
5.162%, 10/12/52 (A)	2,500	2,616
Morgan Stanley Capital I, Ser 2007- IQ14, Cl A4
5.692%, 04/15/49 (A)	4,200	4,051
Morgan Stanley Dean Witter Capital I
6.510%, 04/15/34	187	196
Morgan Stanley Dean Witter Capital I, Cl B
6.640%, 04/15/34	226	241
6.550%, 07/15/33	325	339
Morgan Stanley Dean Witter Capital I, Cl A4
5.740%, 12/15/35	156	164
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	208	220
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.457%, 02/25/47 (A)	262	205
Nomura Asset Securities, Cl A2
7.317%, 03/15/30 (A)	171	192
Prudential Mortgage Capital Funding, Cl B
6.760%, 05/10/34	295	306
RBS Greenwhich Capital Mortgage Pass - Through Certificates, Ser 2007-B, Cl 1A4
0.797%, 01/25/37 (A)	4,326	2,397
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	478	468

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Residential Asset Securitization Trust, Cl A1
5.000%, 08/25/19	$756	$757
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.897%, 12/25/34 (A)	1,023	944
Salomon Brothers Mortgage Securities VII, Cl C
7.727%, 07/18/33 (A)	470	469
Salomon Brothers Mortgage Securities VII, Ser 2001-C2, Cl A3
6.499%, 10/13/11	4,873	5,080
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	396	409
Sequoia Mortgage Trust, Cl A1
3.750%, 02/25/40 (A)	541	541
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19, Cl 1A1
0.667%, 10/25/35 (A)	1,604	978
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
5.433%, 08/25/15 (A)	9,803	6,033
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.547%, 10/25/36 (A)	4,470	2,470
Structured Asset Securities, Cl 1A
0.693%, 06/25/35 (A) (B)	2,504	1,974
Structured Asset Securities, Cl A
0.693%, 03/25/35 to 04/25/35 (A) (B)	4,937	3,944
Structured Asset Securities, Ser 2005- 17, Cl 5A1
5.500%, 10/25/35	2,882	2,359
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
6.205%, 09/25/37 (A)	4,552	4,416
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 2A1
6.201%, 08/30/37 (A)	4,394	4,186
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	1,802	1,889
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1A, Cl A4
6.287%, 04/15/34	1,202	1,276
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (B)	130	131
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	583	596
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Cl A4
5.030%, 01/15/41	400	409
Washington Mutual Mortgage Pass- Through Certificates, Cl 1A1
5.610%, 02/25/37 (A)	3,207	2,345
Washington Mutual Mortgage Pass- Through Certificates, Cl 1A
1.321%, 10/25/46 (A)	3,842	2,314
Washington Mutual Mortgage Pass- Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	837	850

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR13, Cl A1A1
0.637%, 10/25/47 (A)	$3,916	$3,045
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR15, Cl A1A2
0.627%, 11/25/47 (A)	5,954	4,083
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR16, Cl 1A4A
5.070%, 12/25/35 (A)	12,955	10,713
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR19, Cl A1A2
0.637%, 12/25/45 (A)	5,559	3,711
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005-AR5, Cl A6
2.700%, 05/25/35 (A)	9,220	8,546
Washington Mutual Mortgage Pass- Through Certificates, Ser 2007-OA6, Cl 1A
1.251%, 07/25/47 (A)	8,426	5,116
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
4.534%, 06/25/34 (A)	3,224	3,178

		327,808

Total Mortgage-Backed Securities (Cost $979,334) ($ Thousands)		991,384

CORPORATE OBLIGATIONS — 32.8%

Consumer Discretionary — 1.6%
Boyd Gaming
7.125%, 02/01/16 (C)	350	288
6.750%, 04/15/14 (C)	570	499
British Sky Broadcasting Group
9.500%, 11/15/18 (B)	647	865
Comcast
6.500%, 01/15/17	2,695	3,088
6.500%, 01/15/15	985	1,131
6.400%, 03/01/40	650	700
5.450%, 11/15/10	525	534
5.300%, 01/15/14	2,340	2,568
5.150%, 03/01/20	718	752
Comcast Cable Communications
6.750%, 01/30/11 (C)	2,310	2,382
Comcast Cable Communications
8.375%, 03/15/13	1,174	1,359
COX Communications
5.450%, 12/15/14	850	938
Daimler Finance LLC
7.300%, 01/15/12	1,400	1,509
6.500%, 11/15/13	1,320	1,477
Discovery Communications
6.350%, 06/01/40	335	358
DISH DBS
7.875%, 09/01/19	690	718
Eastman Kodak
7.250%, 11/15/13	1,420	1,392
Echostar DBS
7.750%, 05/31/15	220	227

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
General Motors
8.250%, 07/15/23 (C) (D)	$3,100	$938
Grupo Televisa
6.625%, 01/15/40	580	604
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/10 (D)	1,010	490
MGM Mirage
8.500%, 09/15/10	10	10
7.625%, 01/15/17 (C)	440	344
News America
6.650%, 11/15/37	180	202
6.200%, 12/15/34	65	68
6.150%, 03/01/37	1,215	1,267
Station Casinos
7.750%, 08/15/16 (D)	1,495	94
Sun Media
7.625%, 02/15/13	470	470
Thomson Reuters
5.950%, 07/15/13	477	533
Time Warner
6.875%, 05/01/12	2,225	2,424
Time Warner Cable
8.750%, 02/14/19	210	265
8.250%, 04/01/19	4,895	6,020
6.750%, 06/15/39	920	1,016
6.550%, 05/01/37	2,300	2,479
Time Warner Entertainment
8.375%, 07/15/33	60	75

		38,084

Consumer Staples — 1.5%
Altria Group
10.200%, 02/06/39	300	402
9.700%, 11/10/18	677	859
9.250%, 08/06/19	920	1,148
Anheuser-Busch
5.050%, 10/15/16	940	1,010
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (B)	2,570	3,119
5.375%, 01/15/20	1,580	1,703
5.000%, 04/15/20 (B)	560	586
4.125%, 01/15/15	1,810	1,895
CVS Caremark
9.350%, 01/10/23 (B)	4,300	4,451
Diageo Capital
4.828%, 07/15/20	4,870	5,166
Dr Pepper Snapple Group
6.820%, 05/01/18	2,505	2,988
Grupo Bimbo
4.875%, 06/30/20 (B)	403	406
HJ Heinz
5.350%, 07/15/13	510	561
Kraft Foods
6.500%, 02/09/40	3,045	3,405
5.375%, 02/10/20	2,785	2,984
PepsiCo
5.500%, 01/15/40	650	712
Reynolds American
6.750%, 06/15/17	1,260	1,365
Wal-Mart Stores
5.625%, 04/01/40	1,350	1,473
5.250%, 09/01/35	520	548
4.875%, 07/08/40	1,220	1,201
WM Wrigley Jr
3.700%, 06/30/14 (B)	535	541

		36,523

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Energy — 3.7%
Anadarko Finance, Ser B
7.500%, 05/01/31	$370	$311
Anadarko Petroleum
6.450%, 09/15/36	1,300	1,034
Apache
6.000%, 09/15/13	2,570	2,880
Baker Hughes
7.500%, 11/15/18	2,530	3,093
BP Capital Markets
5.250%, 11/07/13 (C)	1,790	1,646
3.875%, 03/10/15	210	179
3.125%, 03/10/12	240	222
Chesapeake Energy
7.250%, 12/15/18	660	682
6.500%, 08/15/17	275	271
Cie Generale de Geophysique-Veritas
7.750%, 05/15/17	110	104
7.500%, 05/15/15	1,205	1,148
Conoco Funding
7.250%, 10/15/31	50	62
6.350%, 10/15/11	920	981
ConocoPhillips
5.900%, 10/15/32	10	11
5.900%, 05/15/38	2,640	2,969
ConocoPhillips Holding
6.950%, 04/15/29	190	233
Consol Energy
8.250%, 04/01/20 (B)	660	688
El Paso
6.950%, 06/01/28	6,750	6,043
El Paso Performance-Linked Trust
7.750%, 07/15/11 (B)	3,830	3,948
EnCana
6.500%, 02/01/38	1,345	1,494
Energy Transfer Partners
9.000%, 04/15/19	890	1,047
6.700%, 07/01/18	2,220	2,387
Enterprise Products Operating
9.750%, 01/31/14	1,910	2,304
GAZ Capital
6.212%, 11/22/16 (B)	220	223
Hess
7.875%, 10/01/29	1,070	1,317
7.300%, 08/15/31	1,220	1,439
Husky Energy
5.900%, 06/15/14	557	620
Kerr-McGee
7.875%, 09/15/31	460	421
6.950%, 07/01/24	450	409
Kinder Morgan Energy Partners
7.125%, 03/15/12	90	97
6.750%, 03/15/11	450	466
6.550%, 09/15/40	277	288
6.000%, 02/01/17	505	550
5.850%, 09/15/12	130	139
5.000%, 12/15/13	720	766
Motiva Enterprises
6.850%, 01/15/40 (B)	1,100	1,257
Occidental Petroleum
7.000%, 11/01/13	4,000	4,675
OPTI Canada
7.875%, 12/15/14	70	61

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Peabody Energy, Ser B
6.875%, 03/15/13	$35	$35
Pemex Project Funding Master Trust
6.625%, 06/15/35	1,667	1,715
Petrobras International Finance
7.875%, 03/15/19	539	617
6.875%, 01/20/40	495	499
6.125%, 10/06/16	655	695
5.750%, 01/20/20	574	578
Petro-Canada
6.800%, 05/15/38	1,920	2,203
Ras Laffan Liquefied Natural Gas III
5.500%, 09/30/14 (B)	935	997
4.500%, 09/30/12 (B)	785	815
Rockies Express Pipeline
5.625%, 04/15/20 (B)	640	609
3.900%, 04/15/15 (B)	1,483	1,433
SandRidge Energy
9.875%, 05/15/16 (B)	870	883
Shell International Finance BV
4.375%, 03/25/20	1,980	2,047
3.100%, 06/28/15	1,070	1,086
Southern Natural Gas
8.000%, 03/01/32	170	193
Southern Union
8.250%, 11/15/29	1,315	1,399
Suncor Energy
6.500%, 06/15/38	720	804
Tennessee Gas Pipeline
7.625%, 04/01/37	830	918
Tosco
8.125%, 02/15/30	400	533
Total Capital
4.450%, 06/24/20	612	625
3.000%, 06/24/15	3,260	3,292
TransCanada PipeLines
6.200%, 10/15/37	1,165	1,267
Valero Energy
10.500%, 03/15/39	1,750	2,336
9.375%, 03/15/19 (C)	2,656	3,217
6.625%, 06/15/37	1,125	1,095
Williams
8.750%, 03/15/32	1,732	2,021
7.875%, 09/01/21	3,884	4,451
7.750%, 06/15/31	1,392	1,496
Williams, Ser A
7.500%, 01/15/31	808	860
XTO Energy
7.500%, 04/15/12	850	946
6.750%, 08/01/37	495	638
5.500%, 06/15/18	2,030	2,321

		89,089

Financials — 17.5%
Achmea Hypotheekbank
3.200%, 11/03/14 (B)	2,310	2,387
AEP Texas Central Transition Funding
5.090%, 07/01/15	3,600	4,021
4.980%, 07/01/13	2,373	2,503
Aiful
5.000%, 08/10/10 (B)	1,010	977
Allstate
7.450%, 05/16/19	1,085	1,279

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	$100	$110
Ally Financial
7.500%, 12/31/13	103	103
6.875%, 09/15/11	2,325	2,357
2.738%, 12/01/14 (A)	2,234	1,923
1.750%, 10/30/12	2,010	2,045
American Express
7.250%, 05/20/14	833	947
6.800%, 09/01/66 (A)	2,010	1,915
American Express Credit MTN
5.125%, 08/25/14	1,990	2,141
American General Finance MTN
6.900%, 12/15/17	2,720	2,166
American International Group
6.250%, 03/15/37	2,560	1,741
5.850%, 01/16/18 (C)	4,340	3,879
ASIF Global Financing XIX
4.900%, 01/17/13 (B)	390	382
Australia & New Zealand Banking Group
3.700%, 01/13/15 (B)	1,445	1,468
BAC Capital Trust XIV
5.630%, 03/15/12 (A)	130	88
BAC Capital Trust XV
1.338%, 06/01/56 (A)	5,715	3,727
Banco Nacional de Desenvolvimento Economico e Social
5.500%, 07/12/20 (B)	1,210	1,213
Bank of America
7.625%, 06/01/19	90	103
7.375%, 05/15/14	1,065	1,194
6.500%, 08/01/16	3,375	3,653
6.000%, 09/01/17	715	752
5.750%, 12/01/17	2,880	2,987
5.625%, 07/01/20	1,870	1,885
5.420%, 03/15/17	4,300	4,284
4.500%, 04/01/15	730	738
Bank of Montreal
2.850%, 06/09/15 (B)	845	859
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (B)	690	718
Bank One
7.875%, 08/01/10	995	999
Barclays Bank
6.050%, 12/04/17 (B)	1,230	1,241
5.200%, 07/10/14	630	665
5.125%, 01/08/20	1,310	1,303
5.000%, 09/22/16	170	174
Barnett Capital III
0.969%, 02/01/27 (A)	425	285
Bear Stearns
7.250%, 02/01/18	1,120	1,308
6.950%, 08/10/12	580	636
6.400%, 10/02/17	70	78
5.700%, 11/15/14	232	257
5.350%, 02/01/12	3,280	3,468
4.650%, 07/02/18	995	979
4.500%, 10/28/10	1,470	1,487
Berkshire Hathaway
3.200%, 02/11/15	1,620	1,668
Berkshire Hathaway Finance
5.400%, 05/15/18	830	922

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Boeing Capital
4.700%, 10/27/19	$490	$527
Canadian Imperial Bank of Commerce
2.600%, 07/02/15 (B)	510	513
Capital One Bank USA
8.800%, 07/15/19	855	1,067
Caterpillar Financial Services MTN
6.200%, 09/30/13	3,650	4,140
CDP Financial
3.000%, 11/25/14 (B)	2,450	2,473
Chase Capital VI
0.969%, 08/01/28 (A)	2,500	1,968
Cie de Financement Foncier
2.125%, 04/22/13 (B)	700	707
Citigroup
8.500%, 05/22/19	555	662
6.875%, 03/05/38	5,805	6,090
6.500%, 08/19/13	1,310	1,396
6.375%, 08/12/14	761	808
6.125%, 05/15/18 (C)	3,970	4,143
6.010%, 01/15/15	660	692
6.000%, 08/15/17	750	779
6.000%, 12/13/13	2,250	2,361
5.875%, 02/22/33	4,485	4,022
5.500%, 02/15/17	2,350	2,314
5.500%, 04/11/13	2,683	2,789
5.000%, 09/15/14	3,245	3,246
4.750%, 05/19/15	997	997
0.807%, 06/09/16 (A)	3,650	2,961
Citigroup Capital III
7.625%, 12/01/36	1,500	1,330
Citigroup Funding
1.875%, 10/22/12 (C)	2,165	2,211
Commonwealth Bank of Australia
5.000%, 03/19/20 (B) (C)	685	709
5.000%, 10/15/19 (B)	1,290	1,339
3.750%, 10/15/14 (B)	1,060	1,090
Countrywide Financial
6.250%, 05/15/16	1,080	1,126
5.800%, 06/07/12	2,745	2,886
Countrywide Financial , Cl A
0.597%, 10/15/28 (A)	92	79
Countrywide Home Loans MTN
4.000%, 03/22/11	2,100	2,138
Credit Agricole
8.375%, 12/31/49 (A) (B)	2,460	2,325
Credit Suisse MTN
5.400%, 01/14/20	705	701
Credit Suisse New York
6.000%, 02/15/18	3,693	3,854
Credit Suisse NY MTN
5.300%, 08/13/19	585	620
Credit Suisse USA
4.875%, 08/15/10	2,210	2,219
Depfa ACS Bank
5.125%, 03/16/37 (B)	3,000	2,192
Deutsche Bank MTN
4.875%, 05/20/13	1,830	1,954
Deutsche Bank Capital Funding Trust VII
5.628%, 01/19/49 (A) (B)	2,760	2,063
Dexia Credit Local
2.750%, 04/29/14 (B)	4,895	4,932
East Lane Re
6.344%, 05/06/11 (A) (B)	650	640

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Export-Import Bank of Korea
5.875%, 01/14/15	$915	$992
5.500%, 10/17/12	542	575
Farmer Mac Guaranteed Notes Trust 2007-1
5.125%, 04/19/17 (B)	3,540	3,869
Farmers Exchange Capital
7.050%, 07/15/28 (B)	1,434	1,368
Farmers Insurance Exchange
8.625%, 05/01/24 (B)	3,017	3,360
FIH Erhvervsbank
2.000%, 06/12/13 (B)	1,320	1,328
First Industrial L.P. MTN
7.500%, 12/01/17	970	887
Fleet Capital Trust II
7.920%, 12/11/26	1,050	1,014
Ford Motor Credit LLC
8.000%, 12/15/16	2,680	2,741
5.787%, 06/15/11 (A) (C)	3,703	3,749
General Electric Capital MTN
6.375%, 11/15/19 (A)	5,870	5,459
6.000%, 08/07/19	710	769
5.900%, 05/13/14	2,800	3,091
5.875%, 01/14/38	1,300	1,275
5.625%, 05/01/18	7,235	7,701
5.450%, 01/15/13	20	22
0.797%, 09/15/14 (A)	2,460	2,321
0.727%, 05/05/26 (A)	3,500	2,730
0.595%, 03/20/14 (A)	1,900	1,778
Glitnir Banki HF
7.451%, 09/14/16 (B) (D)	400	—
6.693%, 06/15/16 (B) (D)	3,960	5
6.375%, 09/25/12 (B) (D)	2,330	606
6.330%, 07/28/11 (B) (D)	1,980	515
Goldman Sachs Capital I
6.345%, 02/15/34	520	467
Goldman Sachs Capital II
5.793%, 12/29/49 (A)	440	332
Goldman Sachs Group
7.500%, 02/15/19	2,329	2,603
6.750%, 10/01/37	566	555
6.600%, 01/15/12	180	190
6.150%, 04/01/18	3,780	3,960
6.000%, 06/15/20	2,490	2,567
5.950%, 01/18/18	260	270
5.450%, 11/01/12	4,040	4,256
5.375%, 03/15/20	3,230	3,192
5.350%, 01/15/16	660	683
5.300%, 02/14/12	80	83
5.250%, 10/15/13	390	411
4.750%, 07/15/13	130	136
3.625%, 08/01/12	270	275
0.794%, 01/12/15 (A)	1,750	1,611
0.707%, 07/22/15 (A)	500	451
Hartford Financial Services Group
5.500%, 03/30/20	685	665
HBOS Capital Funding
6.071%, 06/30/49 (A) (B)	1,330	924
HBOS PLC
6.750%, 05/21/18 (B)	2,100	1,966
HCP MTN
6.700%, 01/30/18 ‡	306	323
6.300%, 09/15/16 ‡	1,191	1,232
6.000%, 01/30/17 ‡	4,186	4,226
5.650%, 12/15/13 ‡	934	985

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Highwoods Properties
7.500%, 04/15/18 ‡	$1,142	$1,228
HSBC Bank
3.500%, 06/28/15 (B)	1,695	1,711
HSBC Finance
8.000%, 07/15/10	3,475	3,481
4.625%, 09/15/10	650	655
HSBC Holdings PLC
6.800%, 06/01/38	600	647
ICICI Bank
6.375%, 04/30/22 (A) (B)	1,260	1,159
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (B)	900	577
International Bank for Reconstruction & Development
2.375%, 05/26/15	3,360	3,416
Itau Unibanco Holding MTN
6.200%, 04/15/20 (B) (C)	935	959
Japan Bank for International Cooperation
2.875%, 02/02/15	4,200	4,317
JP Morgan Chase Capital XIII
1.239%, 09/30/34 (A)	1,000	741
JP Morgan Chase Capital XXIII
1.436%, 05/15/47 (A)	1,900	1,390
JP Morgan Chase Capital XXV
6.800%, 10/01/37	904	896
JPMorgan Chase
6.000%, 01/15/18	225	248
5.750%, 01/02/13	3,785	4,071
4.950%, 03/25/20	150	156
4.750%, 05/01/13	510	544
3.700%, 01/20/15	125	128
3.400%, 06/24/15	430	430
JPMorgan Chase Bank
6.000%, 10/01/17	1,323	1,441
6.000%, 07/05/17	2,250	2,436
0.866%, 06/13/16 (A)	1,300	1,223
Kaupthing Bank MTN
7.625%, 02/28/15 (B) (D)	8,810	2,114
7.125%, 05/19/16 (B) (D)	1,350	—
5.750%, 10/04/11 (B) (D)	960	230
Kilroy Realty
6.625%, 06/01/20 ‡ (B)	455	464
Korea Development Bank
4.375%, 08/10/15 (C)	725	739
Kreditanstalt fuer Wiederaufbau
3.500%, 03/10/14	1,270	1,341
Landsbanki Islands
6.100%, 08/25/11 (B) (D)	5,570	627
Lazard Group
7.125%, 05/15/15	932	982
6.850%, 06/15/17	1,287	1,303
LBG Capital No..1 MTN
8.000%, 12/15/49 (A)	5,850	4,534
Lehman Brothers Holdings MTN
14.500%, 06/20/16 (A) (D)	3,977	726
11.000%, 11/07/16 (A) (D)	4,283	782
8.910%, 02/16/17 (D)	2,370	432
6.750%, 12/28/17 (D)	4,320	2
6.200%, 09/26/14 (D)	1,160	229
5.250%, 02/06/12 (D)	1,220	241

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lehman Brothers Holdings Capital Trust V MTN
5.857%, 11/29/49 (D)	$4,280	$—
Liberty Mutual Group
7.500%, 08/15/36 (B)	549	542
Lloyds TSB Bank MTN
5.800%, 01/13/20 (B)	1,570	1,482
4.375%, 01/12/15 (B)	1,470	1,416
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (B)	1,825	2,428
MBNA Capital A
8.278%, 12/01/26	1,450	1,414
Merna Reinsurance, Ser B
2.040%, 07/07/10 (A) (B)	3,750	3,749
Merrill Lynch MTN
8.950%, 05/18/17 (A)	1,790	1,888
8.680%, 05/02/17 (A)	3,160	3,334
6.050%, 05/16/16	350	362
5.700%, 05/02/17	1,300	1,304
5.450%, 02/05/13	2,080	2,182
MetLife
6.750%, 06/01/16	1,060	1,199
6.400%, 12/15/36	570	502
MetLife Capital Trust IV
7.875%, 12/15/37 (B)	800	768
MetLife Capital Trust X
9.250%, 04/08/38 (A) (B)	1,800	1,944
Metropolitan Life Global Funding I
5.125%, 04/10/13 (B)	110	119
5.125%, 06/10/14 (B)	2,750	2,987
Morgan Stanley MTN
7.300%, 05/13/19	100	108
6.750%, 04/15/11	30	31
6.625%, 04/01/18	3,570	3,742
6.000%, 05/13/14	5,710	6,050
6.000%, 04/28/15	630	658
5.950%, 12/28/17	605	613
5.625%, 09/23/19	160	155
5.550%, 04/27/17	2,415	2,395
5.500%, 01/26/20	1,558	1,507
0.754%, 10/18/16 (A)	5,020	4,367
0.595%, 01/09/14 (A)	4,120	3,793
MUFG Capital Finance 1
6.346%, 07/25/49 (A)	1,670	1,616
National Australia Bank
5.350%, 06/12/13 (B)	2,500	2,708
National Capital Trust II
5.486%, 12/29/49 (A) (B)	2,231	1,941
Nationwide Mutual Insurance
6.600%, 04/15/34 (B)	2,440	2,151
5.810%, 06/15/09 (A) (B)	1,975	1,679
NB Capital Trust IV
8.250%, 04/15/27	1,055	1,029
New Communications Holdings
8.500%, 04/15/20 (B)	505	506
8.250%, 04/15/17 (B)	565	567
New York Life Global Funding
3.000%, 05/04/15 (B)	1,840	1,854
NIBC Bank MTN
2.800%, 12/02/14 (B)	1,475	1,494
Nordea Bank
4.875%, 01/27/20 (B)	1,000	1,027
3.700%, 11/13/14 (B)	2,430	2,476
2.500%, 11/13/12 (B)	855	864

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (B)	$955	$1,024
Power Receivables Financial
6.290%, 01/01/12	1,478	1,507
Pricoa Global Funding I
5.450%, 06/11/14 (B)	3,400	3,697
Prime Property Fund
5.600%, 06/15/11 (B)	1,384	1,404
5.500%, 01/15/14 ‡ (B)	1,850	1,836
Prudential Holdings
8.695%, 12/18/23 (B)	1,300	1,553
Rabobank Nederland
11.000%, 12/31/49 (A) (B)	1,810	2,235
Reckson Operating Partnership
7.750%, 03/15/20 ‡ (B)	506	496
Residential Capital
9.625%, 05/15/15	15	15
Resona Preferred Global Securities
7.191%, 07/30/49 (A) (B)	580	534
Royal Bank of Scotland Group
7.640%, 09/29/17	1,000	572
6.400%, 10/21/19	2,230	2,260
5.050%, 01/08/15	660	616
5.000%, 10/01/14	990	929
5.000%, 11/12/13	520	505
4.875%, 03/16/15	400	398
Santander US Debt Unipersonal
3.724%, 01/20/15 (B)	1,600	1,537
Shinsei Finance Cayman
6.418%, 01/25/49 (A) (B) (C)	3,490	2,244
Simon Property Group L.P.
5.750%, 12/01/15 ‡	910	1,000
SLM MTN
8.000%, 03/25/20	1,860	1,633
5.625%, 08/01/33	695	510
5.375%, 05/15/14	2,655	2,428
5.050%, 11/14/14	690	617
5.000%, 10/01/13 (C)	1,840	1,759
5.000%, 04/15/15	120	103
SunTrust Preferred Capital I
5.853%, 12/15/11 (A)	259	174
Svensk Exportkredit
3.250%, 09/16/14	1,934	2,006
Tanger Properties
6.125%, 06/01/20 ‡	455	479
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (B)	2,160	2,516
TNK-BP Finance
7.500%, 07/18/16 (B)	1,170	1,211
6.625%, 03/20/17 (B)	180	177
Travelers
6.250%, 03/15/37 (A)	1,470	1,379
5.375%, 06/15/12	370	397
UBS MTN
3.875%, 01/15/15	1,320	1,313
UDR MTN
5.000%, 01/15/12 ‡	2,000	2,048
US Bancorp
2.000%, 06/14/13	840	848
Wachovia MTN
5.750%, 02/01/18	2,260	2,476
5.500%, 05/01/13	2,100	2,281
5.250%, 08/01/14	2,570	2,722
4.875%, 02/15/14	875	915

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wachovia Bank
6.600%, 01/15/38	$1,040	$1,131
Wachovia Capital Trust III
5.800%, 03/15/11 (A)	1,930	1,534
WEA Finance
7.500%, 06/02/14 (B)	568	644
7.125%, 04/15/18 (B)	3,331	3,758
6.750%, 09/02/19 (B)	1,230	1,367
Wells Fargo Capital X
5.950%, 12/15/36	760	674
Wells Fargo Capital XV
9.750%, 12/31/49 (A)	3,790	4,055
Westfield Capital
4.375%, 11/15/10 (B)	2,103	2,126
Westfield Group
5.400%, 10/01/12 (B)	678	719
Westpac Banking
4.875%, 11/19/19	725	749
2.250%, 11/19/12	1,675	1,689
Woodbourne Capital Trust II
1.328%, 04/08/49 (A) (B)	625	269
Woodbourne Capital Trust III
1.328%, 04/08/49 (A) (B)	625	269
Woodbourne Capital Trust IV
1.328%, 04/08/49 (A) (B)	625	269
ZFS Finance USA Trust I
6.150%, 12/15/65 (A) (B)	4,272	3,973

		420,727

Health Care — 1.0%
Abbott Laboratories
5.300%, 05/27/40	1,455	1,527
Amgen
5.750%, 03/15/40	470	514
CareFusion
4.125%, 08/01/12	550	574
Coventry Health Care
5.950%, 03/15/17	914	873
FMC Finance III
6.875%, 07/15/17	600	606
GlaxoSmithKline Capital
5.650%, 05/15/18	1,870	2,140
HCA
9.625%, 11/15/16	1	1
7.500%, 11/15/95	3,800	2,831
Humana
7.200%, 06/15/18	1,150	1,284
Life Technologies
6.000%, 03/01/20	673	729
4.400%, 03/01/15	491	508
Medtronic
4.450%, 03/15/20	730	778
Pfizer
5.350%, 03/15/15	371	420
Roche Holdings
6.000%, 03/01/19 (B)	1,410	1,643
Tenet Healthcare
8.875%, 07/01/19 (B)	1,695	1,796
7.375%, 02/01/13	336	336
UnitedHealth Group
6.875%, 02/15/38	987	1,116
6.000%, 06/15/17	51	56
WellPoint
6.800%, 08/01/12	1,000	1,097
5.875%, 06/15/17	2,190	2,440

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wyeth
5.950%, 04/01/37	$2,680	$3,036

		24,305

Industrials — 1.3%
Boeing
4.875%, 02/15/20	1,380	1,519
Burlington Northern Santa Fe
5.750%, 05/01/40	710	751
Cedar Brakes I LLC
8.500%, 02/15/14 (B)	941	943
Complete Production Services
8.000%, 12/15/16	1,005	982
Continental Airlines
9.000%, 07/08/16 (C)	2,939	3,160
Continental Airlines, Ser 1999-2
7.256%, 03/15/20	2,805	2,861
Continental Airlines, Ser A
5.983%, 04/19/22 (C)	2,000	1,962
Delta Air Lines
6.821%, 08/10/22 (C)	1,601	1,581
6.619%, 03/18/11	197	200
Delta Air Lines, Ser 2001-1
7.111%, 09/18/11 (C)	4,475	4,620
General Electric
5.000%, 02/01/13	1,140	1,223
Hutchison Whampoa International 09
4.625%, 09/11/15 (B)	2,080	2,170
JetBlue Airways 2004-2 G-1 Pass Through Trust
0.811%, 08/15/16 (A)	3,389	2,915
Kansas City Southern de Mexico
12.500%, 04/01/16	522	624
L-3 Communications
5.875%, 01/15/15	300	296
RailAmerica
9.250%, 07/01/17	1,008	1,056
Reynolds Group Issuer
7.750%, 10/15/16 (B)	1,720	1,681
Systems 2001 Asset Trust
6.664%, 09/15/13 (B)	968	1,026
United Air Lines
9.750%, 01/15/17	640	683
United Parcel Service
4.500%, 01/15/13	980	1,059

		31,312

Information Technology — 0.2%
Adobe Systems
4.750%, 02/01/20	690	711
3.250%, 02/01/15	260	267
Cisco Systems
5.900%, 02/15/39	205	228
5.500%, 01/15/40	720	754
4.450%, 01/15/20	1,235	1,304
Freescale Semiconductor
10.125%, 12/15/16	60	48
National Semiconductor
6.600%, 06/15/17	170	190

		3,502

Materials — 0.9%
Alcoa
6.000%, 07/15/13 (C)	170	179
Ball
6.750%, 09/15/20	1,100	1,111

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CodelCo
4.750%, 10/15/14 (B)	$470	$507
Dow Chemical
8.550%, 05/15/19	2,356	2,884
5.900%, 02/15/15	610	667
4.850%, 08/15/12	1,140	1,202
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	4,790	5,269
PPG Industries
6.650%, 03/15/18	435	516
5.750%, 03/15/13	435	476
Rio Tinto Finance USA
6.500%, 07/15/18	3,480	3,966
5.875%, 07/15/13	793	869
Rio Tinto Finance USA
9.000%, 05/01/19	698	916
Southern Copper
6.750%, 04/16/40	576	570
Steel Dynamics
6.750%, 04/01/15	810	813
Teck Resources
10.750%, 05/15/19	180	221
10.250%, 05/15/16	90	106
Vale Overseas
8.250%, 01/17/34	195	229
6.875%, 11/10/39	620	648
6.875%, 11/21/36	1,300	1,355

		22,504

Sovereign — 0.7%
Kommunalbanken
2.750%, 05/05/15 (B)	1,168	1,189
Province of Ontario Canada
4.400%, 04/14/20	770	818
4.100%, 06/16/14	1,831	1,969
2.950%, 02/05/15	6,080	6,233
Qatar Govt International Bond
6.400%, 01/20/40 (B)	519	551
4.000%, 01/20/15 (B)	420	432
RSHB Capital
6.299%, 05/15/17 (B)	700	695
Russian Foreign Bond - Eurobond
7.500%, 03/31/30	156	176
3.625%, 04/29/15 (B)	600	581
Tennessee Valley Authority
5.250%, 09/15/39	1,744	1,928
United Mexican States , Ser A MTN
7.500%, 04/08/33	176	220
6.750%, 09/27/34	968	1,116

		15,908

Telecommunication Services — 2.0%
America Movil
6.125%, 03/30/40 (B)	430	449
5.625%, 11/15/17	440	481
5.000%, 10/16/19 (B)	849	877
5.000%, 03/30/20 (B)	750	775
AT&T
6.500%, 09/01/37	1,380	1,531
6.450%, 06/15/34	625	680
6.300%, 01/15/38	1,190	1,291
5.500%, 02/01/18 (C)	1,360	1,504
5.100%, 09/15/14	2,200	2,440
AT&T Mobility LLC
6.500%, 12/15/11	1,455	1,564

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BellSouth
4.750%, 11/15/12 (C)	$170	$182
British Telecommunications PLC
9.625%, 12/15/30	367	448
9.125%, 12/15/10	1,250	1,293
Cellco Partnership
8.500%, 11/15/18	595	774
7.375%, 11/15/13	275	322
3.750%, 05/20/11	1,300	1,332
Cricket Communications
7.750%, 05/15/16	840	857
Deutsche Telekom International Finance
5.750%, 03/23/16	1,920	2,101
France Telecom
7.750%, 03/01/11	569	594
Frontier Communications
8.125%, 10/01/18	355	353
Intelsat
9.250%, 08/15/14	280	286
Intelsat Jackson Holdings
9.500%, 06/15/16	180	189
8.500%, 11/01/19 (B)	250	253
Koninklijke
8.000%, 10/01/10	650	660
New Cingular Wireless Services
8.125%, 05/01/12	1,595	1,785
Qwest
7.500%, 10/01/14	736	783
Rogers Communications
7.875%, 05/01/12	550	611
6.800%, 08/15/18	450	533
6.750%, 03/15/15	1,015	1,176
6.375%, 03/01/14	1,476	1,676
5.500%, 03/15/14	201	222
Sprint Capital
8.750%, 03/15/32	660	630
8.375%, 03/15/12	745	785
6.900%, 05/01/19	100	91
Telecom Italia Capital
6.999%, 06/04/18	2,080	2,216
6.200%, 07/18/11	1,730	1,793
5.250%, 11/15/13	790	816
5.250%, 10/01/15	90	91
4.950%, 09/30/14	1,250	1,252
Telefonica Emisiones SAU
5.984%, 06/20/11	840	871
5.134%, 04/27/20	2,605	2,611
Telefonica Europe
7.750%, 09/15/10	1,925	1,949
Verizon Communications
7.350%, 04/01/39	1,040	1,279
6.400%, 02/15/38	1,270	1,404
6.100%, 04/15/18	465	528
5.500%, 02/15/18	1,920	2,107
Verizon New York, Ser A
6.875%, 04/01/12	660	713
Virgin Media Finance PLC
9.125%, 08/15/16	70	72

		47,230

Utilities — 2.4%
Aquila
11.875%, 07/01/12	2,535	2,919
Calpine Construction Finance
8.000%, 06/01/16 (B)	975	997

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cedar Brakes II LLC
9.875%, 09/01/13 (B)	$1,604	$1,655
Dominion Resources
8.875%, 01/15/19	1,570	2,074
4.750%, 12/15/10	935	951
DPL
6.875%, 09/01/11	1,098	1,162
Duke Energy
6.300%, 02/01/14	958	1,078
Duke Energy Carolinas
6.250%, 01/15/12	2,000	2,155
5.625%, 11/30/12	1,470	1,608
Edison Mission Energy
7.625%, 05/15/27	420	238
Enel Finance International
6.000%, 10/07/39 (B)	1,740	1,674
Energy Future Holdings
11.250%, 11/01/17	10,128	6,583
Exelon
5.625%, 06/15/35	2,720	2,635
Exelon Generation
6.250%, 10/01/39	315	337
5.200%, 10/01/19	40	43
FirstEnergy Solutions
6.800%, 08/15/39	270	267
6.050%, 08/15/21	1,085	1,107
FirstEnergy, Ser B
6.450%, 11/15/11	23	24
FirstEnergy, Ser C
7.375%, 11/15/31	3,255	3,432
Florida Power
6.400%, 06/15/38	240	287
KCP&L Greater Missouri Operations
8.270%, 11/15/21	2,700	3,067
Midamerican Energy Holdings
6.500%, 09/15/37	1,140	1,310
Nevada Power, Ser A
8.250%, 06/01/11	1,655	1,752
Nisource Finance
6.800%, 01/15/19	2,261	2,517
NRG Energy
7.250%, 02/01/14	1,610	1,632
Oncor Electric Delivery
6.800%, 09/01/18	2,000	2,348
Pacific Gas & Electric
8.250%, 10/15/18	210	269
6.050%, 03/01/34	660	736
5.800%, 03/01/37	800	870
Panhandle Eastern Pipeline
8.125%, 06/01/19	2,500	2,798
Progress Energy
6.850%, 04/15/12	601	654
Public Service of New Mexico
7.950%, 05/15/18	1,805	1,901
PVNGS II Funding
8.000%, 12/30/15	2,188	2,359
South Carolina Electric & Gas
6.500%, 11/01/18	215	257
Texas-New Mexico Power
9.500%, 04/01/19 (B)	2,880	3,647

		57,343

Total Corporate Obligations (Cost $793,168) ($ Thousands)		786,527

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 18.3%
U.S. Treasury Bills
0.151%, 08/12/10 (E)	$1,095	$1,095
0.000%, 07/29/10 (E)	3,865	3,865
U.S. Treasury Bond
8.875%, 08/15/17 to 02/15/19	1,759	2,573
8.000%, 11/15/21	11,105	16,151
7.125%, 02/15/23 (C)	534	739
6.250%, 08/15/23	5,375	6,967
5.375%, 02/15/31	6,857	8,436
4.625%, 02/15/40 (C)	12,995	14,607
4.500%, 08/15/39 (C)	9,450	10,408
4.375%, 11/15/39 to 05/15/40 (C)	15,955	17,233
4.250%, 05/15/39 (C)	3,563	3,767
3.500%, 02/15/39 (C)	25,833	23,997
0.000%, 02/15/25 (E)	11,400	6,496
U.S. Treasury Bond TIPS
3.875%, 04/15/29	380	676
3.625%, 04/15/28	1,507	2,629
2.375%, 01/15/25 to 01/15/27	14,533	18,069
2.000%, 01/15/16 to 01/15/26	5,341	6,319
1.750%, 01/15/28 (C)	11,607	12,252
U.S. Treasury Note
3.625%, 02/15/20	788	833
3.500%, 05/15/20	5,690	5,955
3.375%, 11/15/19	9,125	9,451
3.125%, 04/30/17	1,479	1,546
2.750%, 11/30/16 to 02/15/19 (C)	9,427	9,410
2.500%, 06/30/17	9,210	9,250
2.375%, 10/31/14	36,230	37,379
2.125%, 05/31/15	5,642	5,739
1.875%, 02/28/14 to 06/30/15	74,923	75,305
1.750%, 04/15/13	620	634
1.375%, 02/15/13 to 05/15/13 (C)	54,818	55,524
1.125%, 06/15/13	16,272	16,337
1.000%, 04/30/12	23,420	23,596
0.750%, 05/31/12	15,710	15,756
0.625%, 06/30/12	5,028	5,029
U.S. Treasury STRIPS
1.847%, 02/08/13 (E)	2,225	2,134
0.000%, 11/15/27 (E)	16,990	8,579

Total U.S. Treasury Obligations (Cost $418,956) ($ Thousands)		438,736

ASSET-BACKED SECURITIES —7.2%

Automotive — 0.3%
Avis Budget Rental Car Funding AESOP
4.640%, 05/20/16 (B)	860	891
Harley-Davidson Motorcycle Trust, Cl A4
3.320%, 02/15/17	102	106
2.400%, 07/15/14	342	346
Harley-Davidson Motorcycle Trust,
Ser 2009-1, Cl A4
5.000%, 01/15/17	197	209
Hertz Vehicle Financing, Cl A2
5.290%, 03/25/16 (B)	1,470	1,591
Honda Auto Receivables Owner Trust, Cl A3
2.310%, 05/15/13	1,055	1,071

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Huntington Auto Trust, Cl A4
5.730%, 01/15/14 (B)	$977	$1,049
Nissan Auto Receivables Owner Trust, Cl A3
5.000%, 09/15/14	1,281	1,324

		6,587

Credit Cards — 0.8%
Bank of America Credit Card Trust,
Ser 2008-A1, Cl A1
0.930%, 04/15/13 (A)	9,645	9,660
Capital One Multi-Asset Execution
Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	110	113
Chase Issuance Trust, Cl A
5.120%, 10/15/14	2,510	2,726
1.450%, 03/15/16 (A)	723	742
Citibank Credit Card Issuance Trust, Cl A5
2.250%, 12/23/14	2,520	2,565
Citibank Credit Card Issuance Trust, Cl A3
5.300%, 03/15/18	224	254
Discover Card Master Trust, Cl A1
1.650%, 12/15/14 (A)	780	793
Discover Card Master Trust, Cl A
1.650%, 02/17/15 (A)	2,214	2,256
Nordstrom Private Label Credit Card Master Note Trust, Cl A
0.410%, 05/15/15 (A) (B)	688	675

		19,784

Mortgage Related Securities — 1.3%
ABS Home Equity Loan Trust, Ser 2007-HE3, Cl A1
0.890%, 11/25/31 (A)	366	313
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.613%, 04/25/28 (A)	73	53
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.587%, 03/25/30 (A)	3,380	1,007
Asset-Backed Securities Home Equity, Ser 2003-HE4, Cl M2
3.337%, 08/15/33 (A)	154	55
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.280%, 08/25/30	4,108	3,930
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.443%, 03/25/37 (A)	2,871	2,591
BNC Mortgage Loan Trust, Ser 2007-1, Cl M1
0.583%, 03/25/37 (A)	6,300	79
Centex Home Equity, Ser 2006-A, Cl AV4
0.593%, 06/25/36 (A)	4,917	2,665
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.387%, 12/25/36 (A)	238	221
Conseco Finance, Ser 2001-D, Cl A5
6.190%, 11/15/32 (A)	1,112	1,121
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	5	5

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	$8	$8
Countrywide Asset-Backed Certificates, Ser 2007-S2, Cl A2
5.649%, 05/25/37 (A)	1,850	1,316
EMC Mortgage Loan Trust, Ser 2002- AA, Cl A1
0.817%, 05/25/39 (A) (B)	1,499	1,137
Morgan Stanley Capital I, Ser 2007- HE2, Cl A2A
0.387%, 01/25/37 (A)	100	98
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.347%, 04/25/33 (A)	76	30
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.397%, 12/25/36 (A)	92	89
Nationstar Home Equity Loan Trust, Ser 2007-C, Cl 2AV2
0.473%, 06/25/37 (A)	5,500	3,908
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.947%, 01/25/32 (A)	341	284
Option One Mortgage Loan Trust, Ser 2007-14, Cl 2A3
0.487%, 01/25/37 (A)	9,500	3,746
Option One Mortgage Loan Trust, Ser 2007-6, Cl 2A4
0.593%, 07/25/37 (A)	4,574	1,779
PRLM
4.500%, 07/30/40	2,450	2,597
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/25	1,243	1,155
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.503%, 01/25/37 (A)	6,450	2,586
Terwin Mortgage Trust, Ser 2005- 9HG3, Cl A1
4.000%, 08/25/35 (A) (B)	425	399
Truman Capital Mortgage Loan Trust, Ser 2006-1, Cl A
0.603%, 03/25/36 (A) (B)	427	269
Wells Fargo Home Equity Trust, Ser 2004-2, Cl M8B
5.000%, 05/25/34 (A) (B)	302	73

		31,514

Other Asset-Backed Securities — 4.8%
Aircastle Aircraft Lease Backed Trust, Cl G1
0.610%, 06/14/37 (A) (B)	2,244	1,817
Ally Master Owner Trust, Cl A
2.880%, 04/15/15 (B)	1,764	1,789
2.100%, 01/15/15 (A) (B)	327	331
Babcock & Brown Air Funding I, Cl G1
0.650%, 11/14/33 (A) (B)	1,942	1,485
Bank America Manufactured Housing Contract Trust, Ser 1997-1, Cl M
6.800%, 01/10/28	3,310	3,796
Carrington Mortgage Loan Trust, Ser 2007-RFC1, Cl A1
0.393%, 07/27/09 (A)	2,527	2,278

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2002-1, Cl 2A2
0.847%, 03/25/32 (A)	$1,326	$862
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/37	1,970	1,893
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (A)	903	877
Conseco Finance Securitizations, Ser 2000-4, Cl A6
8.310%, 05/01/32 (A)	1,194	941
Countrywide Asset-Backed Certificates, Cl 2A2
1.143%, 10/25/47 (A)	5,179	3,755
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.947%, 06/25/33 (A)	38	34
Countrywide Asset-Backed Certificates, Ser 2005-17, Cl 1AF3
5.711%, 05/25/36 (A)	6,450	2,591
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.803%, 10/25/35 (A)	5,150	4,975
Countrywide Asset-Backed Certificates, Ser 2006-10, Cl MV1
0.603%, 09/25/46 (A)	10,450	594
Countrywide Home Equity Loan Trust, Cl 2A1B
0.404%, 11/15/36 (A)	258	186
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl A2
1.136%, 02/15/34 (A)	1,031	479
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.590%, 12/15/35 (A)	1,880	615
Countrywide Home Equity Loan Trust, Ser 2007-GW, Cl A
0.887%, 11/15/28 (A)	10,286	7,898
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	612	623
Credit-Based Asset Servicing and Securitization, Ser 2007-CB4, Cl A1A
0.437%, 04/25/37 (A)	1,574	1,345
EFS Volunteer, Cl A2
1.389%, 10/25/35 (A) (B)	900	838
Embarcadero Aircraft Securitization Trust, Ser 2000-A, Cl A1
0.817%, 08/15/25 (A) (B)	2,670	1,148
First Franklin Mortgage Loan Asset- Backed Certificates, Ser 2005-FF10, Cl A4
0.663%, 11/25/35 (A)	5,648	4,693
First Franklin Mortgage Loan Asset- Backed Certificates, Ser 2006-FFA, Cl A3
0.467%, 09/25/26 (A)	4,234	572
First Horizon ABS Trust, Ser 2004- HE2, Cl A
0.567%, 02/25/34 (A)	1,238	703
Ford Credit Floorplan Master Owner Trust, Cl A1
4.200%, 02/15/17 (B)	1,063	1,118

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GE Seaco Finance Srl, Cl A
0.600%, 11/17/20 (A) (B)	$2,234	$2,044
Green Tree Financial, Ser 1993-4, Cl A5
7.050%, 01/15/19	212	216
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	661	676
GSAMP Trust, Cl A
0.643%, 05/25/36 (A) (B)	603	483
GSAMP Trust, Ser 2003-SEA, Cl A1
0.747%, 02/25/33 (A)	2,761	2,066
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.637%, 11/25/35 (A)	4,750	3,376
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.647%, 11/25/35 (A)	3,717	2,466
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.677%, 05/25/46 (A)	5,569	1,424
Lehman XS Trust, Ser 2007-1, Cl WF1
7.000%, 01/25/37	2,246	1,087
Lehman XS Trust, Ser 2007-9, Cl 1A1
0.463%, 05/25/37 (A)	6,918	3,750
Master Specialized Loan Trust, Ser 2007-2, Cl A
0.693%, 05/25/37 (A) (B)	7,699	5,235
Merrill Lynch Mortgage Investors, Ser 2005-SL3, Cl A1
0.573%, 07/25/36 (A)	169	158
Merrill Lynch Mortgage Investors, Ser 2006-WMC2, Cl A2D
5.895%, 03/25/37	4,948	2,208
Merrill Lynch Mortgage Investors, Ser 2007-MLN1, Cl M1
0.743%, 03/25/37 (A)	3,010	39
Merrill Lynch Mortgage Investors, Ser 2007-SL1, Cl A1
0.643%, 02/25/37 (A)	6,062	206
Mid-State Trust, Ser 11, Cl A1
4.864%, 07/15/38	3,303	3,175
Morgan Stanley Dean Witter Capital Heloc Trust, Ser 2005-1, Cl A
0.537%, 07/25/17 (A)	517	338
Nelnet Student Loan Trust, Cl A4
2.147%, 11/25/24 (A)	3,013	3,122
Nelnet Student Loan Trust, Ser 2008-4, Cl A4
1.796%, 04/25/24 (A)	2,740	2,823
PG&E Energy Recovery Funding
4.370%, 06/25/14	625	649
PG&E Energy Recovery Funding, Cl A5
4.470%, 12/25/14	830	887
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.438%, 12/25/33 (A)	188	143
Residential Asset Mortgage Products, Ser 2003-RS2, Cl AII
1.023%, 03/25/33 (A)	55	34
Saco I, Ser 2005-9, Cl A1
0.597%, 12/25/35 (A)	760	262
Saco I, Ser 2005-WM3, Cl A1
0.867%, 09/25/35 (A)	794	237

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Saco I, Ser 2006-6, Cl A1
0.477%, 06/25/36 (A)	$2,033	$375
SLC Student Loan Trust, Cl A4A
2.137%, 12/15/32 (A)	4,709	4,890
SLC Student Loan Trust, Ser 2006-2, Cl B
0.767%, 12/15/39 (A)	5,250	3,979
SLM Student Loan Trust, Cl A4
2.016%, 07/25/23 (A)	1,506	1,582
SLM Student Loan Trust, Cl A5
0.426%, 01/25/27 (A)	1,540	1,452
SLM Student Loan Trust, Ser 2006-9, Cl B
0.546%, 01/25/41 (A)	4,000	3,210
SLM Student Loan Trust, Ser 2006-C, Cl C
0.927%, 12/15/39 (A)	4,000	216
SLM Student Loan Trust, Ser 2008-8, Cl A4
1.966%, 07/25/22 (A)	620	650
Small Business Administration, Ser 2003-P10A, Cl 1
4.524%, 02/01/13	521	544
Structured Asset Investment Loan Trust, Ser 2003-BC4, Cl M2
3.343%, 06/25/33 (A)	83	53
Structured Asset Securities, Ser 2007- BC2, Cl A2
0.433%, 03/25/37 (A)	2,850	2,741
Structured Asset Securities, Ser 2007- BC4, Cl A3
0.512%, 11/25/37 (A)	3,640	3,398
Structured Asset Securities, Ser 2007- TC1, Cl A
0.643%, 04/25/31 (A) (B)	400	271
Textainer Marine Containers, Cl A
0.600%, 05/15/20 (A) (B)	2,225	2,024
Triton Container Finance
0.487%, 02/26/19 (A) (B)	1,808	1,665
Triton Container Finance , Ser 2006- 1A, Cl N
0.517%, 11/26/21 (A) (B)	2,823	2,529

		114,919

Total Asset-Backed Securities (Cost $237,307) ($ Thousands)		172,804

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
FHLB
1.500%, 01/16/13	1,050	1,063
FICO STRIPS, PO
0.000%, 02/08/18 to 09/26/19 (E)	11,780	8,991
FINANCING CORP
9.700%, 04/05/19	1,050	1,548
8.600%, 09/26/19	2,490	3,493
FNMA
7.250%, 05/15/30	1,493	2,056
7.125%, 01/15/30	2,100	2,858
6.250%, 05/15/29	2,110	2,611
5.250%, 08/01/12	1,860	2,007
7.918%, 10/09/19 (E)	1,520	940
0.000%, 08/23/10 (E)	1,800	1,800
Resolution Funding STRIPS
3.235%, 01/15/16 (E)	2,730	2,374

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Total U.S. Government Agency Obligations (Cost $28,096) ($ Thousands)		$29,741

LOAN PARTICIPATIONS — 0.9%
Allison Transmission
3.110%, 08/07/14	760	691
3.050%, 08/07/14	172	156
Aramark
2.165%, 01/26/14	148	138
0.142%, 01/26/14	17	16
Aramark LOC
2.126%, 01/26/14	12	11
Aramark, Term B Loan
3.540%, 07/26/16	267	257
Charter Communications, Term C Loan
3.790%, 09/06/16	1,302	1,212
Charter, Term B Loan
2.444%, 03/15/14	160	149
CMP Susquehanna
2.375%, 05/05/13	928	789
DAE Aviation, Tranche B-1
4.090%, 07/31/14	287	256
DAE Aviation, Tranche B-2
4.090%, 09/27/14	280	250
Enterprise GP Holdings
2.600%, 11/10/14	392	378
2.545%, 11/10/14	588	568
First Data, Term Loan B-2
3.097%, 09/24/14	3,727	3,130
Harrah’s Operating, Term Loan B-2
3.316%, 01/28/15	605	503
HCR Healthcare, Initial Term Loan
2.847%, 12/22/14	854	794
IASIS, Delayed Draw
2.347%, 03/15/14	235	219
IASIS, Sythentic LOC
2.252%, 03/15/14	64	60
IASIS, Term B Loan
2.347%, 03/15/14	678	632
Insight Midwest
2.040%, 04/07/14	342	320
Insight Midwest Holdings, Term B Loan
2.100%, 04/07/14	333	312
Las Vegas Sands, Delayed Draw
2.100%, 05/17/14	360	318
Las Vegas Sands, Term B Loan
2.100%, 05/17/14	1,588	1,403
Lodgenet Entertainment, Term B Loan
2.540%, 04/04/14	687	623
Petco, Term B Loan
2.783%, 10/26/13	432	412
2.597%, 10/26/13	540	515
Regal Cinemas
4.033%, 11/19/16	377	368
Sunguard
4.060%, 02/28/16	83	79
3.999%, 02/28/16	1,094	1,043
SuperMedia
11.000%, 12/31/15	381	326
Telesat Canada, U.S. Term I Loan
3.350%, 10/31/14	1,044	994
Telesat Canada, U.S. Term II Loan
3.350%, 10/31/14	90	85

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Texas Competitive, Term Loan B-2
4.066%, 10/10/14	$1,935	$1,428
4.033%, 10/10/14	10	7
Tribune
0.000%, 06/04/10 (D)	366	216
United Air Lines, Tranche B
2.375%, 02/01/14	533	458
2.312%, 02/01/14	162	140
Univision Communications
2.597%, 09/29/14	2,484	2,069
UPC Financing Partnership
3.930%, 12/30/16	352	330
2.180%, 12/31/14	648	600

Total Loan Participations (Cost $24,855) ($ Thousands)		22,255

MUNICIPAL BONDS — 0.7%
Brazos Higher Education Authority, Ser 2006-2, RB
1.850%, 06/25/42 (A)	1,150	978
County of Clark Nevada, Ser C-BUILD, RB
6.820%, 07/01/45	710	793
Kentucky Higher Education Student Loan, Ser 1-CL, RB
1.450%, 05/01/34 (A)	1,100	1,098
Los Angeles Unified School District, GO
6.758%, 07/01/34	680	745
Municipal Electric Authority of Georgia, RB
6.655%, 04/01/57	320	309
6.637%, 04/01/57	570	552
North Texas Tollway Authority, RB
6.718%, 01/01/49	360	389
Pennsylvania Higher Education
Assistance Agency, Sub-Ser, RB
0.330%, 05/01/46 (A)	5,500	4,864
State of California, GO
7.550%, 04/01/39	1,605	1,722
7.300%, 10/01/39	5,220	5,435

Total Municipal Bonds (Cost $16,491) ($ Thousands)		16,885

PREFERRED STOCK — 0.1%
Citigroup Capital XII
8.500% 03/30/40*(A)	53	1,326

Total Preferred Stock (Cost $1,327) ($ Thousands)		1,326

	Number of Warrants

WARRANT — 0.0%
Semgroup Warrants, Expires 2014*	1,362	6

Total Warrant (Cost $—) ($ Thousands)		6

COMMON STOCK — 0.0%
SemGroup, Cl A *	1,294	34
SuperMedia * (C)	1,802	33

Total Common Stock (Cost $99) ($ Thousands)		67

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Description	Contracts/Shares/ Notional Amount ($ Thousands)	Market Value ($ Thousands)
PURCHASED OPTIONS* — 0.0%
September 2010 U.S. 10 Year Note
Call, Expires 08/30/10, Strike Price $119.50	50	$172

September 2010 U.S. 10 Year Note
Call, Expires 08/30/10, Strike Price $121.50	71	138

Total Purchased Options (Cost $152) ($ Thousands)		310

AFFILIATED PARTNERSHIP — 2.3%
SEI Liquidity Fund, L.P.,
0.240% (F) † **	59,082,581	55,621

Total Affiliated Partnership (Cost $59,083) ($ Thousands)		55,621

CASH EQUIVALENTS — 2.9%
Evergreen Institutional Money Market
Fund, 0.110% **	11,936,151	11,936
SEI Daily Income Trust, Prime
Obligation Fund, Cl A, 0.110% † **	57,283,632	57,284

Total Cash Equivalents (Cost $69,220) ($ Thousands)		69,220

Total Investments — 107.7% (Cost $2,628,088) ($ Thousands) ††		$2,584,882

WRITTEN OPTIONS* — 0.0%
September 2010 Euro $ Future Call,
Expires 09/14/10, Strike Price $99.25	(176)	(74)
September 2010 U.S. 10 Year Note
Future Call, Expires 08/30/10, Strike Price $121.00	(80)	(183)
September 2010 U.S. 10 Year Note
Future Call, Expires 08/30/10, Strike Price $123.50	(27)	(25)
September 2010 U.S. 10 Year Note
Future Put, Expires 08/30/10, Strike Price $115.00	(80)	(5)

Total Written Options (Premiums Received $(208)) ($ Thousands)		(287)

WRITTEN SWAPTIONS* — (0.1)%
U.S. Swaption Call, Deutsche Bank	(14,010)	(362)
U.S. Swaption Call, Deutsche Bank	(4,260)	(231)
U.S. Swaption Put, Deutsche Bank	(14,010)	(766)
U.S. Swaption Put, Deutsche Bank	(4,260)	(110)

Total Written Swaptions (Premiums Received $(1,595)) ($ Thousands)		(1,469)

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(17)	Dec-2010	$(166)
90-Day Euro$	(17)	Jun-2011	(164)
90-Day Euro$	(17)	Mar-2011	(165)
90-Day Euro$	187	Sep-2010	71
U.S. 10-Year Treasury Note	(151)	Sep-2010	(87)
U.S. 2-Year Treasury Note	(60)	Oct-2010	(11)
U.S. 5-Year Treasury Note	931	Oct-2010	1,688
U.S. Long Treasury Bond	10	Oct-2010	34
U.S. Ultra Long Treasury Bond	11	Oct-2010	47

			$1,247

For the period ended June 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2010, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
8/17/10	EUR	24,534	USD	31,274	$1,220
8/17/10	USD	13,796	EUR	11,078	(225)

					$995

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

A summary of outstanding swap agreements held by the Fund at June 30, 2010, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	245	$(92)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,750	(1,061)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,900	(1,119)
Barclays Bank PLC	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(2,487)	156
Barclays Bank PLC	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(1,989)	143
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,590	(1,013)
Citigroup	ABX.HE.AAA 06-2 Index	SELL	0.11	05/25/46	(1,325)	(143)
Citigroup	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(5,737)	(2,364)
Citigroup	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(2,885)	292
Citigroup	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(5,322)	642
Citigroup	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.73)	03/20/14	440	(29)
Citigroup	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.40)	03/20/15	800	(46)
Citigroup	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	520	37
Citigroup	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	480	34
Citigroup	Home Depot, 5.875% 12/16/36	BUY	(2.67)	03/20/14	2,900	(231)
Citigroup	Lowes Cos. Inc., 8.250% 06/01/10	BUY	(1.20)	03/20/14	3,025	(77)
Credit Suisse	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(2,334)	(135)
Credit Suisse	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(3,204)	(208)
Credit Suisse	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(1,980)	(87)
Credit Suisse	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/49	7,735	(2,935)
Credit Suisse	General Electric Corp., 5.625% 09/15/17	SELL	6.55	12/20/10	(1,480)	37
Credit Suisse	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	1,500	112
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	1,210	73
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	4,885	294
Deutsche Bank	Centex Corporation, 5.250% 06/15/15	BUY	(4.40)	12/20/13	125	(12)
Deutsche Bank	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.25)	03/20/14	1,075	(51)
Deutsche Bank	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	400	(16)
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	410	24
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	375	22
Deutsche Bank	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	2,200	168
Deutsche Bank	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	1,500	137
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	655	(5)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	655	(5)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	600	(5)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	600	(5)
Goldman Sachs	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(2,288)	(137)
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	405	23
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	370	21
Goldman Sachs	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	1,150	91
Greenwich Capital Markets	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(1,831)	(106)
JPMorgan Chase Bank	CDX.IG HVOL.12 Index	SELL	5.00	06/20/14	(3,287)	351
Merrill Lynch	Centex Corporation, 5.250% 06/15/15	BUY	(3.56)	12/20/12	1,350	(76)
Merrill Lynch	Centex Corporation, 5.250% 06/15/15	BUY	(3.65)	12/20/12	925	(54)
Morgan Stanley	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(1,683)	(169)
Morgan Stanley	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(3,762)	(348)
Morgan Stanley	Berkshire Hathaway Inc., 4.625% 10/15/13	SELL	4.00	03/20/11	(2,800)	65
Morgan Stanley	CMBX 1 2006-1 AAA	SELL	0.10	10/12/52	(1,140)	1
Morgan Stanley	CMBX 2 2006-1 AAA	BUY	(0.07)	03/15/49	1,113	4
Morgan Stanley	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	400	(16)

						$(7,818)

19	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Morgan Stanley	0.00%	3MLIBOR (PAYMENT AT MATURITY)	11/15/27	16,210,000	$(1,240)
Morgan Stanley	0.00%	3MLIBOR (PAYMENT AT MATURITY)	02/15/25	10,530,000	(830)

					$(2,070)

Percentages are based on a Net Assets of $2,399,202 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

(A)	Variable Rate Security-The rate reported on the Schedule of Investments is the rate in effects as of June 30, 2010. The date reported on the Schedule of Investments is the next reset date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	This security or a partial position of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $57,064 ($ Thousands). (D) Security in default on interest payments.

(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2010 was $55,621 ($ Thousands)

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only—face amount represents notional amount

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Amounts designated as “—” are $O or have been rounded to $O

††	At June 30, 2010, the tax basis cost of the Fund’s investments was $2,628,088 ($ Thousands), and the unrealized appreciation and depreciation were $132,335 ($ Thousands) and $(175,541) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$989,067	$2,317	$991,384
Corporate Obligations	—	786,527	—	786,527
U.S. Treasury Obligations	—	438,736	—	438,736
Asset-Backed Securities	—	172,804	—	172,804
U.S. Government Agency Obligations	—	29,741	—	29,741
Municipal Bonds	—	16,885	—	16,885
Preferred Stock	1,326	—	—	1,326
Purchased Options	310	—	—	310
Warrant	—	6	—	6
Common Stock	67	—	—	67
Loan Participations	—	19,099	3,156	22,255
Affiliated Partnership	—	55,621	—	55,621
Cash Equivalents	69,220	—	—	69,220

Total Investments in Securities	$70,923	$2,508,486	$5,473	$2,584,882

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Swaptions	$—	$—	$(1,469)	$(1,469)
Written Options	(287)	—	—	(287)
Futures Contracts*	1,247	—	—	1,247
Forwards*	—	995	—	995
Credit Default Swaps*	—	(7,818)	—	(7,818)
Interest Rate Swaps*	—	(2,070)	—	(2,070)

Total Other Financial Instruments	$960	$(8,893)	$(1,469)	$(9,402)

*	Futures contracts, forwards and swaps are valued at the unrealized appreciation (depreciation) on the instruments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Mortgage-Backed Securities	Loan Participations	Corporate Obligations	Written Swaptions
Beginning balance as of October 1, 2009	$4,779	$—	$3,150	$(2,359)
Accrued discounts/premiums	14	12	—	14
Realized gain/(loss)	105	—	—	296
Change in unrealized appreciation/(depreciation)	303	(705)	—	—
Net purchases/sales	1,891	3,849	—	580
Net transfer in and/or out of Level 3	(4,775)	—	(3,150)	—

Ending balance as of June 30, 2010	$2,317	$3,156	$—	$(1,469)

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$303	$(705)	$—	$14

21	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2010

As of June 30, 2010, the Core Fixed Income Fund is the buyer (“receiving protection”) on a total notional amount of $46.3 million, and is the seller (“providing protection”) on a total notional amount of $45.5 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$95,944	$—	$(23,622,964)	$428,251	$(23,098,769)
Maximum potential amount of future payments	$(4,280,000)	$—	$(37,965,345)	$(3,286,644)	$(45,531,989)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	> 10 years	Total
Current credit spread* on underlying (in basis points)
0 - 1500	$(1,480,000)	$(2,800,000)	$(3,286,644)	—	—	$(7,566,644)
1501 - 3000	—	—	—	—	$(14,486,020)	$(14,486,020)
3001 - 4500	—	—	—	—	$(12,682,464)	$(12,682,464)
Greater than 4500	—	—	—	—	$(10,796,861)	$(10,796,861)

Total	$(1,480,000)	$(2,800,000)	$(3,286,644)	—	$(37,965,345)	$(45,531,989)

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 46.6%

Agency Mortgage-Backed Obligations — 35.2%
FHLB
0.750%, 10/05/10 (A)	$4,040	$4,044
FHLB CMO, Cl 1
5.300%, 06/15/12	270	290
FHLMC
11.000%, 02/17/21	599	664
10.000%, 03/17/26 to 10/01/30	1,706	2,003
7.500%, 01/01/32 to 09/01/38	2,199	2,474
6.500%, 10/01/31 to 09/01/38	3,781	4,165
6.000%, 08/01/15 to 09/01/38	6,837	7,434
5.500%, 08/23/17 to 03/01/38	8,040	8,721
5.000%, 03/01/34 to 02/01/39	9,564	10,145
4.500%, 04/01/35 to 04/01/39	3,971	4,124
4.000%, 10/01/33	705	716
1.250%, 01/26/12	2,940	2,951
0.469%, 02/03/12 (B)	6,485	6,489
0.180%, 10/25/10 (C)	3,050	3,049
0.177%, 10/13/10 (C)	9,060	9,056
FHLMC ARM
6.455%, 02/01/37 (B)	503	543
6.365%, 10/01/37 (B)	767	826
6.364%, 12/01/36 (B)	662	701
6.306%, 10/01/36 (B)	651	687
6.247%, 10/01/36 (B)	1,744	1,834
6.183%, 12/01/36 (B)	887	940
6.143%, 06/01/37 (B)	74	80
6.040%, 10/01/37 (B)	237	252
6.012%, 04/01/37 (B)	189	204
5.992%, 04/01/37 (B)	348	371
5.965%, 11/01/36 (B)	116	123
5.956%, 03/01/37 (B)	703	750
5.953%, 01/01/37 (B)	1,023	1,103
5.902%, 03/01/37 (B)	48	51
5.874%, 11/01/36 (B)	1,058	1,126
5.794%, 05/01/37 (B)	532	569
5.765%, 05/01/37 (B)	909	967
5.739%, 05/01/37 (B)	652	691
5.717%, 03/01/36 (B)	158	170
5.693%, 04/01/37 (B)	209	224
5.688%, 03/01/36 (B)	160	172
5.686%, 06/01/37 (B)	612	660
5.642%, 10/01/38 (B)	142	152
5.322%, 05/01/38 (B)	467	493
5.243%, 03/01/36 (B)	1,114	1,167
FHLMC CMO, Cl A2
4.317%, 11/25/19	422	441
FHLMC CMO, Cl A1
3.342%, 12/25/19	724	740
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/23	1,646	1,767
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/28	273	287
FHLMC CMO, Ser 2043, Cl CJ
6.500%, 04/15/28	803	844
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/28	576	619
FHLMC CMO, Ser 239, Cl S30, IO
7.350%, 08/15/36 (B)	1,359	159

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2399, Cl XG
6.500%, 01/15/32	$782	$859
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/32	624	693
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/32	492	546
FHLMC CMO, Ser 2542, Cl ES
5.000%, 12/15/17	39	42
FHLMC CMO, Ser 2558, Cl BD
5.000%, 01/15/18	173	189
FHLMC CMO, Ser 2587, Cl CO, PO
0.000%, 03/15/32	413	404
FHLMC CMO, Ser 2590, Cl BY
5.000%, 03/15/18	71	78
FHLMC CMO, Ser 2591, Cl QO
4.500%, 03/15/18	300	322
FHLMC CMO, Ser 2631, Cl SA
14.209%, 06/15/33 (B)	344	411
FHLMC CMO, Ser 2676, Cl CY
4.000%, 09/15/18	202	213
FHLMC CMO, Ser 2691, Cl SE
9.065%, 12/15/28 (B)	183	192
FHLMC CMO, Ser 2694, Cl QG
4.500%, 01/15/29	46	48
FHLMC CMO, Ser 2695, Cl OB, PO
0.000%, 10/15/33	122	92
FHLMC CMO, Ser 2695, Cl SX
15.665%, 10/15/33 (B)	85	96
FHLMC CMO, Ser 2698, Cl SV
8.475%, 11/15/33 (B)	175	177
FHLMC CMO, Ser 2725, Cl SC
8.544%, 11/15/33 (B)	81	81
FHLMC CMO, Ser 2727, Cl PW
3.570%, 06/15/29	36	36
FHLMC CMO, Ser 2754, Cl JG
4.500%, 03/15/33	184	183
FHLMC CMO, Ser 2765, Cl CT
4.000%, 03/15/19	117	122
FHLMC CMO, Ser 2812, Cl NO, PO
0.000%, 10/15/33	141	127
FHLMC CMO, Ser 2833, Cl KO, PO
0.000%, 08/15/34	63	60
FHLMC CMO, Ser 2843, Cl BC
5.000%, 08/15/19	261	285
FHLMC CMO, Ser 2864, Cl NB
5.500%, 07/15/33	1,007	1,114
FHLMC CMO, Ser 2865, Cl GO, PO
0.000%, 10/15/33	91	73
FHLMC CMO, Ser 2875, Cl HB
4.000%, 10/15/19	45	47
FHLMC CMO, Ser 2897, Cl EO, PO
0.000%, 10/15/31	169	156
FHLMC CMO, Ser 2903, Cl UZ
5.500%, 07/15/31	151	157
FHLMC CMO, Ser 2934, Cl CI
5.000%, 01/15/34	2,510	2,718
FHLMC CMO, Ser 2945, Cl SA
11.665%, 03/15/20 (B)	151	172
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/20	219	208

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2990, Cl LK
0.720%, 10/15/34 (B)	$516	$515
FHLMC CMO, Ser 3001, Cl HP
20.601%, 05/15/35 (B)	131	150
FHLMC CMO, Ser 3006, Cl QS
19.171%, 07/15/35 (B)	366	450
FHLMC CMO, Ser 3012, Cl GK
23.176%, 06/15/35 (B)	138	152
FHLMC CMO, Ser 3028, Cl PG
5.500%, 09/15/35	179	191
FHLMC CMO, Ser 3035, Cl PA
5.500%, 09/15/35	74	82
FHLMC CMO, Ser 3137, Cl XP
6.000%, 04/15/36	299	333
FHLMC CMO, Ser 3217, Cl CX, IO
6.240%, 09/15/36 (B)	1,105	135
FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/36	454	392
FHLMC CMO, Ser 3234, Cl MC
4.500%, 10/15/36	27	29
FHLMC CMO, Ser 3262, Cl SG, IO
6.050%, 01/15/37 (B)	1,054	114
FHLMC CMO, Ser 3342, Cl VG
6.000%, 11/15/23	300	336
FHLMC CMO, Ser 3346, Cl FA
0.580%, 02/15/19 (B)	4,057	4,062
FHLMC CMO, Ser 3372, Cl BD
4.500%, 10/15/22	262	280
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/37	158	144
FHLMC CMO, Ser 3383, Cl SA, IO
6.100%, 11/15/37 (B)	1,158	128
FHLMC CMO, Ser 3422, Cl SE
16.576%, 02/15/38 (B)	114	137
FHLMC CMO, Ser 3461, Cl LZ
6.000%, 06/15/38	225	252
FHLMC CMO, Ser 3515, IO
5.500%, 07/15/37	429	48
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/36	100	78
FHLMC CMO, Ser 3611, PO
0.000%, 07/15/34	259	232
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/30	3,297	3,521
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	791	835
FHLMC CMO, Ser 3632, Cl BS
16.334%, 02/15/40 (B)	100	155
FHLMC CMO, Ser 3652, Cl AP
4.500%, 03/15/40	1,581	1,705
FHLMC CMO, Ser 6960, Cl SJ
8.625%, 10/15/33 (B)	346	349
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/42	961	1,097
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/43 (B)	232	260
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/43	516	593
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/43	160	177

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/43	$580	$666
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/43	767	876
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/44	246	278
FHLMC CMO, Ser T-76, Cl 2A
4.822%, 10/25/37 (B)	392	402
FHLMC Reference REMIC CMO, Cl ZA
6.000%, 05/15/36	319	356
FHLMC-GNMA CMO, Cl L
6.250%, 10/25/23	529	554
FHLMC TBA
5.000%, 08/01/34	1,500	1,580
FNMA
7.500%, 10/01/37 to 04/01/39	1,673	1,867
7.000%, 04/01/32 to 01/01/39	1,589	1,776
6.500%, 05/01/27 to 10/01/38	2,842	3,144
6.000%, 03/01/19 to 04/01/36	12,721	13,928
5.500%, 01/01/19 to 09/01/36	32,793	35,483
5.000%, 01/01/20 to 02/01/39	8,518	9,051
4.500%, 04/01/25 to 06/01/35	4,154	4,376
FNMA ARM
6.526%, 09/01/36 (B)	390	413
6.308%, 09/01/37 (B)	47	50
6.274%, 09/01/37 (B)	112	121
6.257%, 10/01/36 (B)	81	88
6.237%, 09/01/36 (B)	535	564
6.227%, 11/01/37 (B)	448	478
6.200%, 08/01/36 (B)	196	210
6.195%, 06/01/36 (B)	830	874
6.150%, 02/01/37 (B)	967	1,028
6.138%, 07/01/37 (B)	701	751
6.124%, 12/01/36 (B)	75	81
6.042%, 09/01/37 (B)	54	59
6.028%, 01/01/37 (B)	112	121
6.021%, 10/01/37 (B)	87	93
6.000%, 11/01/37 (B)	128	138
5.993%, 05/01/36 (B)	754	796
5.986%, 09/01/37 (B)	459	495
5.977%, 04/01/37 (B)	117	126
5.962%, 07/01/37 to 10/01/37 (B)	348	375
5.957%, 01/01/37 (B)	172	186
5.929%, 10/01/37 (B)	266	287
5.922%, 04/01/37 (B)	215	229
5.921%, 07/01/37 (B)	332	354
5.910%, 03/01/37 (B)	92	99
5.904%, 04/01/36 (B)	601	644
5.900%, 07/01/37 (B)	248	267
5.896%, 09/01/37 (B)	132	143
5.892%, 07/01/37 (B)	240	259
5.882%, 11/01/36 (B)	327	348
5.878%, 02/01/37 (B)	91	99
5.853%, 12/01/37 (B)	603	650
5.847%, 04/01/37 (B)	249	268
5.845%, 12/01/36 (B)	389	414
5.831%, 10/01/37 (B)	77	83
5.824%, 07/01/37 (B)	218	235
5.811%, 03/01/37 (B)	105	113
5.795%, 02/01/37 (B)	54	59

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.790%, 04/01/37(B)	$198	$213
5.755%, 11/01/37(B)	214	230
5.686%, 01/01/23(B)	292	310
5.679%, 11/01/36(B)	507	537
5.659%, 10/01/37(B)	130	140
5.656%, 09/01/36(B)	293	311
5.612%, 12/01/36(B)	658	698
5.610%, 02/01/39(B)	348	374
5.601%, 11/01/37(B)	810	865
5.504%, 01/01/37(B)	282	300
5.500%, 07/01/37(B)	817	869
5.213%, 03/01/36(B)	423	442
FNMA CMO STRIPS, Ser 360, Cl 2, IO
5.000%, 08/01/35	1,736	306
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	707	771
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/23	169	152
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	281	314
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	2,667	2,921
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/32	228	220
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	222	237
FNMA CMO, Ser 2003-108, Cl BE
4.000%, 11/25/18	158	166
FNMA CMO, Ser 2003-125, Cl AY
4.000%, 12/25/18	50	53
FNMA CMO, Ser 2003-131, Cl SK
15.506%, 01/25/34(B)	307	362
FNMA CMO, Ser 2003-3, Cl HJ
5.000%, 02/25/18	3	3
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/33	228	204
FNMA CMO, Ser 2003-91, Cl XT
4.500%, 12/25/17	837	855
FNMA CMO, Ser 2004-3, Cl HT
4.000%, 02/25/19	1	1
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/32	183	178
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	145	156
FNMA CMO, Ser 2004-61, Cl CO, PO
0.000%, 10/25/31	236	232
FNMA CMO, Ser 2004-80, Cl LE
4.000%, 11/25/19	936	983
FNMA CMO, Ser 2004-81, Cl KE
4.500%, 11/25/19	49	53
FNMA CMO, Ser 2004-89, Cl SM
16.932%, 09/25/24(B)	568	751
FNMA CMO, Ser 2005-106, Cl US
23.294%, 11/25/35(B)	1,057	1,570
FNMA CMO, Ser 2005-38, Cl DP
5.000%, 06/25/19	1,000	1,061
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	120	133
FNMA CMO, Ser 2005-68, Cl BA
5.250%, 11/25/33	331	335

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2005-72, Cl SB
16.007%, 08/25/35 (B)	$354	$419
FNMA CMO, Ser 2005-88, Cl QO, PO
0.000%, 11/25/33	88	85
FNMA CMO, Ser 2005-90, Cl ES
16.007%, 10/25/35 (B)	259	307
FNMA CMO, Ser 2005-96, Cl BP
5.900%, 02/25/15	834	834
FNMA CMO, Ser 2006-118, Cl A2
0.407%, 12/25/36 (B)	483	478
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/36	168	145
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/36	207	188
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	360	385
FNMA CMO, Ser 2006-59, Cl CO, PO
0.000%, 08/25/35	68	69
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/33	178	160
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	518	576
FNMA CMO, Ser 2006-75, Cl VD
6.500%, 05/25/17	711	747
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	129	144
FNMA CMO, Ser 2007-100, Cl SM, IO
6.103%, 10/25/37 (B)	860	94
FNMA CMO, Ser 2007-112, Cl SA, IO
6.103%, 12/25/37 (B)	661	76
FNMA CMO, Ser 2007-113, Cl DB
4.500%, 12/25/22	341	365
FNMA CMO, Ser 2007-114, Cl A6
0.547%, 10/27/37 (B)	500	499
FNMA CMO, Ser 2007-116, Cl HI, IO
6.209%, 01/25/38 (B)	567	55
FNMA CMO, Ser 2007-27, Cl MA
5.500%, 11/25/29	126	130
FNMA CMO, Ser 2007-29, Cl SG
21.509%, 04/25/37 (B)	101	140
FNMA CMO, Ser 2007-30, Cl MA
4.250%, 02/25/37	1,510	1,610
FNMA CMO, Ser 2007-39, Cl NA
4.250%, 01/25/37	4	4
FNMA CMO, Ser 2007-54, Cl FA
0.747%, 06/25/37 (B)	604	604
FNMA CMO, Ser 2007-65, Cl KI, IO
6.273%, 07/25/37 (B)	933	96
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/36	397	371
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/36	1,000	1,135
FNMA CMO, Ser 2007-77, Cl MH
6.000%, 12/25/36	567	608
FNMA CMO, Ser 2007-83, Cl PC
6.000%, 10/25/33	1,000	1,061
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (B)	1,338	17
FNMA CMO, Ser 2008-4, Cl SD, IO
5.653%, 02/25/38 (B)	1,286	151

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	$250	$276
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/39	670	707
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	651	681
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	639	104
FNMA CMO, Ser 2009-71, Cl JT
6.000%, 06/25/36	39	43
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	909	969
FNMA CMO, Ser 2009-80, Cl KC
5.000%, 09/25/37	281	301
FNMA CMO, Ser 2009-84, Cl WS, IO
5.553%, 10/25/39 (B)	621	54
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37	3,084	2,801
FNMA CMO, Ser 2009-88, Cl B
6.000%, 11/25/39	1,265	1,382
FNMA CMO, Ser 2009-99, Cl SC, IO
5.833%, 12/25/39 (B)	730	55
FNMA CMO, Ser 2009-99, Cl WA
6.286%, 12/25/39 (B)	472	512
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	680	699
FNMA CMO, Ser 2010-1, Cl WA
6.130%, 02/25/40 (B)	237	263
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/40	240	260
FNMA CMO, Ser 2010-23, Cl KS, IO
6.753%, 02/25/40 (B)	947	134
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/40	494	535
FNMA CMO, Ser 2010-68, Cl SA, IO
4.650%, 07/25/40 (B)	1,500	158
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	228	240
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (B)	1,049	1,093
FNMA Grantor Trust CMO, Ser 2001- T10, Cl A2
7.500%, 12/25/41	509	581
FNMA Grantor Trust CMO, Ser 2001- T10, Cl A1
7.000%, 12/25/41	822	920
FNMA Grantor Trust CMO, Ser 2002- T1, Cl A1
6.500%, 11/25/31	627	695
FNMA Grantor Trust CMO, Ser 2002- T19, Cl A2
7.000%, 07/25/42	522	581
FNMA Grantor Trust CMO, Ser 2004- T3, Cl 1A3
7.000%, 02/25/44	496	558
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.757%, 06/25/42 (B)	625	93
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.500%, 12/25/42	321	372

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA Whole Loan CMO, Ser 2003- W12, Cl 1A8
4.550%, 06/25/43	$397	$424
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	432	482
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	670	756
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	864	992
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.563%, 03/25/45(B)	412	392
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	436	497
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.567%, 02/25/36(B)	463	449
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.607%, 11/25/46(B)	727	741
FNMA, Ser K003, Cl AAB
4.768%, 05/25/18	342	370
FNMA TBA
6.000%, 07/01/37	1,400	1,520
5.000%, 08/14/37 to 09/01/37	2,900	3,053
4.500%, 07/01/37	11,200	11,608
GNMA
7.500%, 10/15/37	944	1,042
7.000%, 09/15/31	134	152
6.500%, 12/15/32 to 12/15/35	2,195	2,459
4.500%, 11/15/39	3,869	4,040
GNMA ARM
3.500%, 02/20/34(B)	695	712
GNMA CMO, Ser 1999-47, Cl Z
7.500%, 12/20/29	696	787
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	868	956
GNMA CMO, Ser 2003-97, Cl SA, IO
6.200%, 11/16/33(B)	768	114
GNMA CMO, Ser 2004-11, Cl SX
16.490%, 02/20/34(B)	37	46
GNMA CMO, Ser 2004-28, Cl SV
8.652%, 04/20/34(B)	475	486
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/34	143	142
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34(B)	248	269
GNMA CMO, Ser 2004-85, PO
0.000%, 01/17/33	94	91
GNMA CMO, Ser 2004-87, Cl SB
7.270%, 03/17/33(B)	400	413
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	400	457
GNMA CMO, Ser 2006-34, PO
0.000%, 07/20/36	144	135
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	194	213

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2007-17, Cl AF
0.550%, 04/16/37 (B)	$644	$641
GNMA CMO, Ser 2007-26, Cl SW, IO
5.853%, 05/20/37 (B)	1,269	115
GNMA CMO, Ser 2007-27, Cl SD, IO
5.852%, 05/20/37 (B)	703	65
GNMA CMO, Ser 2007-72, Cl US, IO
6.203%, 11/20/37 (B)	487	58
GNMA CMO, Ser 2007-78, Cl SA, IO
6.180%, 12/16/37 (B)	4,223	457
GNMA CMO, Ser 2007-82, Cl SA, IO
6.182%, 12/20/37 (B)	660	62
GNMA CMO, Ser 2007-9, Cl CI, IO
5.852%, 03/20/37 (B)	1,046	98
GNMA CMO, Ser 2008-10, Cl S, IO
5.483%, 02/20/38 (B)	1,030	73
GNMA CMO, Ser 2008-29, PO
0.000%, 02/17/33	207	185
GNMA CMO, Ser 2008-33, Cl XS, IO
7.350%, 04/16/38 (B)	481	68
GNMA CMO, Ser 2008-55, Cl SA, IO
5.852%, 06/20/38 (B)	1,178	108
GNMA CMO, Ser 2009-106, Cl AS, IO
6.050%, 11/16/39 (B)	1,257	112
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	644	93
GNMA CMO, Ser 2009-24, Cl DS, IO
5.952%, 03/20/39 (B)	1,772	186
GNMA CMO, Ser 2009-25, Cl SE, IO
7.252%, 09/20/38 (B)	812	89
GNMA CMO, Ser 2009-43, Cl SA, IO
5.603%, 06/20/39 (B)	953	77
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,864	2,130
GNMA CMO, Ser 2009-6, Cl SH, IO
5.693%, 02/20/39 (B)	797	68
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	395	40
GNMA CMO, Ser 2009-65, Cl TS, IO
6.053%, 12/20/38 (B)	1,581	147
GNMA CMO, Ser 2009-67, Cl SA, IO
5.700%, 08/16/39 (B)	687	56
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/39	500	550
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/37	713	639
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/35	125	92
GNMA CMO, Ser 2010-4, Cl NS, IO
6.040%, 01/16/40 (B)	9,088	1,085
GNMA TBA
5.000%, 09/01/33	1,500	1,582
4.500%, 07/15/39 to 07/15/40	20,235	21,065
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	1,073	1,201

		307,672

Non-Agency Mortgage-Backed Obligations — 11.4%
American General Mortgage Loan Trust, Cl A5
5.750%, 09/25/48 (B) (D)	200	203

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American General Mortgage Loan Trust, Cl A1
5.650%, 03/25/58 (B) (D)	$284	$285
American General Mortgage Loan Trust, Cl A4
5.750%, 09/25/48 (B) (D)	200	205
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.442%, 02/25/45 (B)	1,371	1,234
ASG Resecuritization Trust
5.755%, 05/24/36 (B) (D)	361	364
5.594%, 03/26/37 (B) (D)	1,201	1,200
Asset Securitization, Cl A2
7.778%, 10/13/26 (B)	293	305
Banc of America Alternative Loan Trust, Cl 3A1
5.500%, 09/25/19	179	183
Banc of America Alternative Loan Trust, Cl 2A4
5.000%, 09/25/18	246	252
Banc of America Alternative Loan Trust, Cl 5A1
5.500%, 02/25/19	132	132
Banc of America Alternative Loan Trust, Cl 1A1
6.000%, 01/25/34	205	208
Banc of America Alternative Loan Trust, Cl 2A1
6.000%, 01/25/34	478	486
Banc of America Alternative Loan Trust, Cl 1CB2
5.500%, 11/25/33	294	299
Banc of America Commercial Mortgage, Cl E
7.634%, 09/15/32 (B)	128	128
Banc of America Commercial Mortgage, Cl A3
4.512%, 12/10/42	149	152
Banc of America Commercial Mortgage, Cl A4
6.186%, 06/11/35	1,119	1,175
5.634%, 07/10/46	225	231
5.414%, 09/10/47	839	878
Banc of America Commercial Mortgage, Cl AM
4.727%, 07/10/43	150	134
Banc of America Commercial Mortgage, Cl B
5.271%, 07/11/43	111	114
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B
6.309%, 06/11/35	145	153
Banc of America Commercial Mortgage Securities, Ser 2005-3, Cl A4
4.668%, 07/10/43	100	104
Banc of America Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/45	782	793
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (B)	100	106

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (B)	$657	$667
Banc of America Funding, Cl 1A7
5.500%, 10/25/34	216	215
Banc of America Funding, Cl 1A1
5.052%, 12/20/34 (B)	169	169
Banc of America Mortgage Securities, Cl 1A23
4.500%, 04/25/34	178	178
Banc of America Mortgage Securities, Cl 3A1
5.000%, 04/25/19	151	153
Banc of America Mortgage Securities, Cl 2A1
0.897%, 05/25/18 (B)	222	212
0.797%, 08/25/18 (B)	97	94
Banc of America Mortgage Securities, Cl 4A1
4.750%, 06/25/19	249	249
BCAP Trust, Cl 15A1
1.142%, 06/25/40	500	455
BCAP Trust
5.500%, 11/26/34 (D)	916	911
BCAP Trust, Cl 5A1
5.500%, 11/26/37 (B) (D)	277	279
BCAP Trust, Cl 11A1
5.250%, 05/26/37 (B) (D)	196	195
BCAP Trust, Cl 2A1
5.105%, 06/25/40	520	528
BCAP Trust, Cl 17A1
5.750%, 06/26/37 (D)	415	419
BCAP Trust, Cl 2A5
5.183%, 04/26/37 (B) (D)	400	397
Bear Stearns Adjustable Rate Mortgage Trust, Cl 14A
5.130%, 05/25/34 (B)	213	222
Bear Stearns Adjustable Rate Mortgage Trust, Cl A1
2.530%, 08/25/35 (B)	254	243
Bear Stearns Commercial Mortgage Securities, Cl A3
5.468%, 06/11/41 (B)	120	128
Bear Stearns Commercial Mortgage Securities
5.624%, 03/11/39 (B)	100	106
Bear Stearns Commercial Mortgage Securities, Cl A2
4.945%, 02/11/41	160	163
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	71	72
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	71	73
Bear Stearns Commercial Mortgage Securities, Ser 2002-PBW1, Cl A2
4.720%, 11/11/35 (B)	132	138
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	65	68

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (B)	$59	$61
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (B)	308	324
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.149%, 10/12/42 (B)	450	481
Chase Mortgage Finance, Cl 1A1
3.252%, 07/25/37 (B)	211	205
Chase Mortgage Finance, PO
0.797%, 01/25/34 (B)	248	244
0.000%, 10/25/18	159	136
Chase Mortgage Finance, Cl 2A1
3.815%, 02/25/37 (B)	185	185
Chase Mortgage Finance, Cl 9A1
4.549%, 02/25/37 (B)	121	123
Citicorp Mortgage Securities, Cl 1A2
4.500%, 05/25/33	84	85
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (B)	680	749
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.019%, 12/10/49 (B)	1,575	1,557
Commercial Mortgage Pass Through Certificates, Cl A4
4.715%, 03/10/39	205	212
Commercial Mortgage Pass Through Certificates, Cl B
6.304%, 07/16/34 (D)	393	439
Commercial Mortgage Pass Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (D)	71	74
Countrywide Home Loan Mortgage Pass Through Trust, Cl 1A7
5.250%, 01/25/34	492	486
Countrywide Home Loan Mortgage Pass Through Trust, Cl A6
5.250%, 09/25/33	350	360
5.000%, 10/25/33	280	273
Countrywide Home Loan Mortgage Pass Through Trust
9.325%, 08/25/18 (B)	103	99
Countrywide Home Loan Mortgage Pass Through Trust, Cl 2A1
4.500%, 06/25/19	287	290
Credit Suisse First Boston Mortgage Securities, Cl 5A3
5.250%, 11/25/33	351	359
Credit Suisse First Boston Mortgage Securities, Cl 5A1
7.000%, 12/25/33	155	158
Credit Suisse Mortgage Capital Certificates, Cl A3
5.846%, 03/15/39 (B)	215	224
5.694%, 09/15/40 (B)	284	288
Credit Suisse Mortgage Capital Certificates, Cl A1
1.347%, 06/28/47 (B) (D)	528	527

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse Mortgage Capital Certificates, Cl 7A1
5.500%, 10/27/35 (D)	$147	$148
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	2,450	2,424
CS First Boston Mortgage Securities, Cl A3
4.813%, 02/15/38	775	792
CS First Boston Mortgage Securities, Cl 8A1
6.000%, 11/25/18	218	222
CS First Boston Mortgage Securities, Ser 2002-CKN2, Cl A3
6.133%, 04/15/37	60	63
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A1
4.485%, 11/15/36	7	7
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	433	455
CS First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	120	127
CS First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.030%, 10/25/33 (B)	1,352	1,244
CS First Boston Mortgage Securities, Ser C2, Cl A4
4.832%, 04/15/37	290	295
CS First Boston Mortgage Securities, Ser CPN1, Cl A2
4.597%, 03/15/35	213	223
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	1,515	1,513
Deutsche ALT-A Securities Alternate Loan Trust, Cl 2A1
5.587%, 02/25/20 (B)	145	139
Developers Diversified Realty, Cl A
3.807%, 10/14/22 (D)	443	457
First Horizon Asset Securities, Cl 2A1
4.500%, 09/25/18	292	300
First Union National Bank Commercial Mortgage, Cl B
7.281%, 10/15/32 (B)	200	201
First Union National Bank Commercial Mortgage, Cl A2
6.141%, 02/12/34	114	119
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	132	138
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (B) (D)	1,122	1,184
GE Capital Commercial Mortgage, Cl A1
5.560%, 06/10/38	36	36
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	1,516	1,600

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	$2,000	$2,108
GMAC Commercial Mortgage Securities, Cl D
5.675%, 05/10/40 (B)	94	94
GMAC Commercial Mortgage Securities, Cl A4
5.301%, 08/10/38 (B)	187	193
GMAC Commercial Mortgage Securities, Cl B
6.790%, 04/15/34	53	55
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.485%, 05/10/40 (B)	122	132
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	179	190
GMAC Mortgage Loan Trust, Cl A4
5.000%, 10/25/33	243	238
4.067%, 10/19/33 (B)	327	323
GMAC Mortgage Loan Trust, Cl A7
6.500%, 01/25/35	347	362
5.000%, 11/25/33	347	321
GMAC Mortgage Loan Trust, Cl 1A1
5.000%, 01/25/20	247	253
GMAC Mortgage Loan Trust, Cl A
4.250%, 07/25/40 (D)	225	224
Greenwich Capital Commercial Funding, Cl A6
5.135%, 06/10/36 (B)	266	281
Greenwich Capital Commercial Funding
5.190%, 04/10/37 (B)	183	194
Greenwich Capital Commercial Funding, Cl A4
5.444%, 03/10/39	1,500	1,503
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	724	749
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (B)	667	685
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.888%, 07/10/38 (B)	2,446	2,557
GS Mortgage Securities II, Cl A2
4.319%, 10/10/28	310	311
GS Mortgage Securities II, Ser 2001- GL3A, Cl A2
6.449%, 08/05/18 (B) (D)	1,018	1,067
GSR Mortgage Loan Trust, Cl 2A4
5.500%, 01/25/37	50	44
GSR Mortgage Loan Trust, Cl 8A3
0.847%, 06/25/35 (B)	267	241
GSR Mortgage Loan Trust, Cl 2A3
6.000%, 09/25/34	224	236
5.500%, 06/25/35	270	274
GSR Mortgage Loan Trust, Ser 2003- 13, Cl 1A1
4.461%, 10/25/33 (B)	974	991

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Homestar Mortgage Acceptance, Cl A1
0.793%, 10/25/34 (B)	$2,007	$1,723
Impac Funding, Cl A1
5.314%, 01/25/51 (D)	754	761
Impac Secured Assets CMN Owner Trust, Cl A1
5.500%, 08/25/33	188	192
JP Morgan Chase Commercial Mortgage Securities
5.407%, 05/15/41 (B)	314	333
JP Morgan Chase Commercial Mortgage Securities, Cl A3
6.188%, 02/15/51 (B)	337	345
JP Morgan Chase Commercial Mortgage Securities, Cl A3A
4.678%, 07/15/42	784	809
JP Morgan Chase Commercial Mortgage Securities, Cl B
5.211%, 12/12/34 (B)	46	48
JP Morgan Chase Commercial Mortgage Securities, Cl A1
3.853%, 06/15/43 (D)	564	578
JP Morgan Chase Commercial Mortgage Securities, Cl D
6.847%, 04/15/35 (B)	134	135
JP Morgan Mortgage Trust
4.479%, 02/25/35 (B)	132	133
JPMorgan Chase Commercial Mortgage Securities, Cl A2
5.633%, 12/05/27 (D)	569	623
JPMorgan Chase Commercial Mortgage Securities, Cl A2S
5.305%, 01/15/49	942	941
JPMorgan Chase Commercial Mortgage Securities, Cl A4
5.371%, 06/12/41 (B)	95	100
JPMorgan Chase Commercial Mortgage Securities, Cl A1
5.017%, 02/12/51	19	19
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl A3
6.429%, 04/15/35	1,151	1,187
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	97	103
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB7, Cl A4
4.879%, 01/12/38 (B)	375	395
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 08/12/40 (B)	30	32
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (B)	103	108
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	887	877
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.716%, 02/15/51	356	351
5.440%, 06/12/47	1,200	1,198

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (B)	$2,350	$2,357
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	2,435	2,380
JPMorgan Commercial Mortgage Finance, Cl C
7.918%, 08/15/32 (B)	150	150
JPMorgan Mortgage Trust, Cl 4A1
4.280%, 07/25/34 (B)	105	107
3.900%, 08/25/34 (B)	754	736
JPMorgan Mortgage Trust, Cl 1A1
4.609%, 09/25/34 (B)	136	139
JPMorgan Mortgage Trust, Cl 6A1
3.894%, 08/25/34 (B)	408	369
LB Commercial Conduit Mortgage Trust, Cl A3
6.140%, 07/15/44 (B)	129	135
LB-UBS Commercial Mortgage Trust
6.324%, 04/15/41 (B)	744	790
5.156%, 02/15/31	200	208
LB-UBS Commercial Mortgage Trust, Cl A2
6.653%, 11/15/27	131	135
LB-UBS Commercial Mortgage Trust, Cl AAB
5.403%, 02/15/40	51	53
LB-UBS Commercial Mortgage Trust, Cl A4
6.080%, 06/15/38 (B)	760	816
4.568%, 01/15/31	146	149
4.563%, 09/15/26	87	89
4.367%, 03/15/36	244	247
LB-UBS Commercial Mortgage Trust, Cl A5
4.628%, 10/15/29	101	105
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	248	262
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	133	140
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (B)	75	80
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	40	42
LVII Resecuritization Trust, Cl A3
3.000%, 09/27/37 (B) (D)	300	299
Master Adjustable Rate Mortgages Trust, Cl 3A6
3.075%, 11/21/34 (B)	517	516
Master Alternative Loans Trust, Cl 2A1
6.000%, 12/25/33	256	258
Master Asset Securitization Trust, Cl 1A1
5.000%, 03/25/18	100	104
Master Resecuritization Trust, PO
0.000%, 05/28/35 (D)	199	123

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	$895	$956
MASTR Asset Securitization Trust, Cl 3A18
5.500%, 04/25/33	192	199
Merrill Lynch, Cl A4
5.810%, 06/12/50 (B)	2,460	2,406
Merrill Lynch Mortgage Investors
2.876%, 07/25/33 (B)	72	73
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.261%, 02/25/34 (B)	1,144	1,203
Merrill Lynch Mortgage Trust, Cl A3
6.020%, 06/12/50 (B)	323	334
Merrill Lynch Mortgage Trust
5.838%, 05/12/39 (B)	150	160
Merrill Lynch Mortgage Trust, Cl A3A
4.949%, 07/12/38 (B)	127	132
Merrill Lynch Mortgage Trust, Ser 2004-KEY2, Cl A4
4.864%, 08/12/39 (B)	148	152
Merrill Lynch Mortgage Trust, Ser CIP1
5.047%, 07/12/38 (B)	269	282
Merrill Lynch Mortgage Trust, Ser KEY1, Cl A4
5.236%, 11/12/35 (B)	342	366
Merrill Lynch/Countrywide Commercial Mortgage, Ser 2006-4, Cl A3
5.172%, 12/12/49 (B)	1,400	1,382
MLCC Mortgage Investors, Cl A2
0.684%, 04/25/29 (B)	113	101
Morgan Stanley Capital I, Cl A4
5.809%, 12/12/49	846	876
5.802%, 06/11/42 (B) (E)	100	105
5.401%, 06/15/38 (B)	426	449
5.270%, 06/13/41 (B)	156	164
4.900%, 06/15/40	427	442
4.520%, 12/13/41	35	35
Morgan Stanley Capital I, Cl A2
4.690%, 06/13/41	58	58
Morgan Stanley Capital I, Cl A7
4.970%, 04/14/40	969	988
Morgan Stanley Capital I, Ser 2004- HQ3, Cl A4
4.800%, 01/13/41	129	135
Morgan Stanley Capital I, Ser 2005- HQ5, Cl AAB
5.037%, 01/14/42	496	519
Morgan Stanley Capital I, Ser 2005- HQ7, Cl AAB
5.185%, 11/14/42 (B)	59	62
Morgan Stanley Capital I, Ser 2006- T21, Cl A4
5.162%, 10/12/52 (B)	300	314
Morgan Stanley Dean Witter Capital I, Cl B
6.640%, 04/15/34	111	118
6.550%, 07/15/33	159	166

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Dean Witter Capital I, Cl A4
5.740%, 12/15/35	$50	$52
Morgan Stanley Dean Witter Capital I
6.510%, 04/15/34	75	79
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	306	324
Nomura Asset Securities, Cl A2
7.317%, 03/15/30 (B)	55	62
Prime Mortgage Trust, Cl 1A1
6.000%, 02/25/34	159	164
Prime Mortgage Trust, PO
0.000%, 02/25/34	75	50
Prudential Mortgage Capital Funding, Cl B
6.760%, 05/10/34	144	150
RBSSP Resecuritization Trust, Cl 12A1
4.500%, 03/26/21 (D)	396	404
Residential Accredit Loans, Cl A4
5.500%, 05/25/34	278	228
Residential Accredit Loans, Cl A1
5.000%, 09/25/18	255	258
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	888	870
Residential Asset Securitization Trust, Cl A1
5.500%, 06/25/33	176	173
Residential Asset Securitization Trust, Cl A4
5.250%, 12/25/17	225	224
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.897%, 12/25/34 (B)	1,023	944
Salomon Brothers Mortgage Securities VII, Cl C
7.727%, 07/18/33 (B)	232	232
Salomon Brothers Mortgage Securities VII, Cl A
3.690%, 09/25/33 (B)	243	235
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	176	181
Sequoia Mortgage Trust, Cl A1
3.750%, 02/25/40 (B)	217	217
Station Place Securitization Trust
1.847%, 01/25/40 (B) (D)	250	251
Structured Asset Securities, Cl A3
0.847%, 06/25/33 (B)	253	232
Structured Asset Securities, Cl 1A1
5.500%, 10/25/33	299	287
5.147%, 11/25/33 (B)	163	169
Structured Asset Securities, Cl 2A
4.998%, 12/25/33 (B)	180	184
Structured Asset Securities, Cl 3A2
2.679%, 07/25/33 (B)	380	372
Structured Asset Securities, Cl A4
5.540%, 12/25/33	400	393

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
TIAA Seasoned Commercial Mortgage Trust, Cl A3
6.071%, 08/15/39 (B)	$1,000	$1,090
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	511	536
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1A, Cl A4
6.287%, 04/15/34	341	362
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (D)	32	32
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	143	146
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Cl A4
5.030%, 01/15/41	98	100
WaMu Mortgage Pass Through Certificates, Cl 2A4
5.500%, 06/25/34	222	222
WaMu Mortgage Pass Through Certificates, Cl 21A1
4.500%, 12/25/18	198	204
WaMu Mortgage Pass Through Certificates, Cl A2
4.243%, 06/25/34 (B)	204	202
WaMu Mortgage Pass Through Certificates, Cl A8
5.250%, 10/25/33	709	669
WaMu Mortgage Pass Through Certificates, Cl A7
2.831%, 08/25/33 (B)	196	194
2.825%, 10/25/33 (B)	332	318
WaMu Mortgage Pass Through Certificates, Cl A1
2.740%, 01/25/35 (B)	430	424
2.712%, 06/25/34 (B)	136	130
WaMu Mortgage Pass Through Certificates, Cl 2A10
16.508%, 06/25/33 (B)	80	85
WaMu Mortgage Pass Through Certificates, Cl 3A
7.500%, 07/25/34	733	730
WaMu Mortgage Pass Through Certificates, Cl 1A6
2.829%, 09/25/33 (B)	310	308
WaMu Mortgage Pass Through Certificates, Cl A
2.834%, 08/25/33 (B)	88	88
WaMu Mortgage Pass Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	289	298
Wells Fargo Mortgage Backed Securities Trust, Cl 2A1
3.098%, 06/25/35 (B)	295	295
3.060%, 09/25/34 (B)	166	162
3.050%, 12/25/34 (B)	344	347
Wells Fargo Mortgage Backed Securities Trust, Cl 1A2
3.143%, 10/25/34 (B)	360	357

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage Backed Securities Trust, Cl A2
4.500%, 05/25/34 (B)	$119	$118
Wells Fargo Mortgage Backed Securities Trust, Cl 2A2
3.050%, 12/25/34 (B)	344	338
Wells Fargo Mortgage Backed Securities Trust, Cl 1A1
4.750%, 12/25/18	519	535
4.472%, 11/25/33 (B)	295	302
3.322%, 07/25/34 (B)	305	298
3.143%, 10/25/34 (B)	180	177
Wells Fargo Mortgage Backed Securities Trust, Cl 2A5
4.438%, 10/25/33 (B)	194	197
Wells Fargo Mortgage Backed Securities Trust, Cl 3A1
3.596%, 12/25/34 (B)	164	167
Wells Fargo Mortgage Backed Securities Trust, Cl A8
4.858%, 05/25/34 (B)	250	251
Wells Fargo Mortgage Backed Securities Trust, Cl A6
3.292%, 02/25/33 (B)	177	179
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
4.534%, 06/25/34 (B)	708	698

		100,161

Total Mortgage-Backed Securities (Cost $393,470) ($ Thousands)		407,833

U.S. TREASURY OBLIGATIONS — 25.8%
U.S. Treasury Bills
0.000%, 07/29/10 to 08/12/10 (C)	6,560	6,559
U.S. Treasury Bond
9.000%, 11/15/18	125	185
8.875%, 08/15/17 to 02/15/19	19,775	28,327
8.750%, 05/15/17 to 08/15/20	6,075	8,575
8.500%, 02/15/20	425	623
8.000%, 11/15/21	3,855	5,607
7.500%, 11/15/16 (E)	1,300	1,703
7.125%, 02/15/23	131	181
6.750%, 08/15/26	250	347
6.500%, 11/15/26	200	272
6.375%, 08/15/27	50	67
6.250%, 08/15/23	875	1,134
6.125%, 11/15/27	500	658
5.500%, 08/15/28	100	124
5.375%, 02/15/31	1,496	1,841
4.917%, 05/15/26 (C)	100	53
4.863%, 11/15/31 (C)	50	21
4.625%, 02/15/17 to 02/15/40	3,002	3,377
4.375%, 11/15/39 to 05/15/40	3,967	4,286
4.250%, 05/15/39	1,054	1,114
3.625%, 02/15/20 (E)	6,274	6,629
3.375%, 11/15/19	2,760	2,859
3.235%, 01/15/16 (C)	1,000	870
2.971%, 02/15/16 (C)	100	89
2.625%, 02/29/16	1,500	1,543
2.375%, 10/31/14	15,580	16,074

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. Treasury Bond TIPS
2.000%, 01/15/16	$2,000	$2,370
1.750%, 01/15/28	4,000	4,222
U.S. Treasury Note
3.625%, 08/15/19	593	627
3.500%, 05/15/20	2,756	2,884
3.250%, 12/31/16	100	105
3.125%, 10/31/16 to 04/30/17	2,804	2,941
2.750%, 11/30/16 to 05/31/17	314	321
2.625%, 07/31/14	500	523
2.500%, 03/31/15 (E)	1,200	1,244
2.375%, 02/28/15 (E)	13,090	13,491
2.125%, 05/31/15	4,763	4,845
1.875%, 02/28/14 to 06/30/15	34,551	34,808
1.750%, 04/15/13	142	145
1.375%, 02/15/13 to 05/15/13	17,463	17,685
1.125%, 06/15/13	7,244	7,273
1.000%, 04/30/12	4,000	4,030
0.750%, 05/31/12	17,930	17,982
0.625%, 06/30/12	53	53
U.S. Treasury STRIPS
6.292%, 05/15/24 (C)	200	117
4.978%, 11/15/27 (C)	200	99
4.968%, 08/15/27 (C)	250	126
4.850%, 05/15/28 (C)	50	24
4.801%, 11/15/24 (C)	50	29
4.780%, 08/15/25 (C)	100	55
4.754%, 02/15/27 (C)	100	52
4.591%, 05/15/36 (C)	100	34
4.587%, 02/15/24 (C)	75	45
4.555%, 05/15/29 (C)	100	46
4.462%, 08/15/20 (C)	1,350	961
4.446%, 08/15/24 (C)	500	289
4.388%, 02/15/32 (C)	100	41
4.320%, 11/15/20 (C)	1,050	738
4.287%, 02/15/17 (C)	3,660	3,105
4.160%, 02/15/22 (C)	100	66
4.050%, 05/15/19 (C)	875	668
4.029%, 08/15/19 (C)	1,350	1,017
3.960%, 05/15/20 (C)	200	144
3.780%, 08/15/17 (C)	500	416
3.704%, 08/15/18 (C)	400	319
3.675%, 11/15/17 (C)	1,550	1,275
3.501%, 02/15/18 (C)	725	592
3.301%, 11/15/16 (C)	200	171
2.776%, 05/15/14 (C)	5,200	4,915
2.721%, 02/15/15 (C)	100	92
2.546%, 02/15/14 (C)	1,900	1,809

Total U.S. Treasury Obligations (Cost $218,070) ($ Thousands)		225,912

CORPORATE OBLIGATIONS — 22.6%

Consumer Discretionary — 0.9%
British Sky Broadcasting Group
9.500%, 11/15/18 (D)	308	412
CBS
7.875%, 07/30/30	50	58
5.750%, 04/15/20	25	27

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Comcast
6.500%, 01/15/17	$725	$831
6.400%, 03/01/40	310	334
5.850%, 11/15/15	465	526
5.150%, 03/01/20	398	417
Comcast Cable Communications
8.375%, 03/15/13 (E)	547	633
Comcast Cable Holdings
10.125%, 04/15/22	45	63
COX Communications
5.450%, 12/15/14	70	77
COX Enterprises
7.375%, 07/15/27 (D)	50	58
Daimler Finance LLC
7.300%, 01/15/12	170	183
6.500%, 11/15/13	80	90
Discovery Communications
6.350%, 06/01/40	145	155
Grupo Televisa
6.625%, 01/15/40	275	286
Historic TW
9.150%, 02/01/23	200	269
Lowe’s MTN
7.110%, 05/15/37	110	138
News America
7.300%, 04/30/28	100	112
7.250%, 05/18/18	50	60
6.150%, 03/01/37	445	464
Staples
9.750%, 01/15/14	80	98
TCI Communications
8.750%, 08/01/15	210	259
7.125%, 02/15/28	200	223
Thomson Reuters
5.950%, 07/15/13	188	210
4.700%, 10/15/19	75	79
Time Warner
7.625%, 04/15/31	620	746
Time Warner Cable
8.250%, 04/01/19	200	246
7.300%, 07/01/38	110	128
6.750%, 07/01/18	400	459
6.550%, 05/01/37	250	269
Viacom
6.250%, 04/30/16	100	113

		8,023

Consumer Staples — 1.2%
Altria Group
10.200%, 02/06/39	125	168
9.700%, 11/10/18	325	412
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (D)	995	1,208
7.200%, 01/15/14 (D)	120	138
4.125%, 01/15/15	885	926
Bunge Finance
8.500%, 06/15/19	120	143
Cargill
7.350%, 03/06/19 (D)	250	308
CVS Caremark
6.125%, 09/15/39	40	43

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Diageo Capital
4.828%, 07/15/20	$90	$96
Diageo Finance BV
5.500%, 04/01/13	90	99
Dr Pepper Snapple Group
6.820%, 05/01/18	380	453
General Mills
5.250%, 08/15/13	90	99
Grupo Bimbo
4.875%, 06/30/20 (D)	193	195
Kraft Foods
6.500%, 02/09/40 (E)	1,080	1,208
6.125%, 08/23/18	225	256
5.375%, 02/10/20	2,226	2,385
PepsiCo
7.900%, 11/01/18	50	65
5.500%, 01/15/40	355	389
SABMiller
5.500%, 08/15/13 (D)	90	98
Wal-Mart Stores
5.625%, 04/01/40	480	524
5.250%, 09/01/35	195	205
4.875%, 07/08/40	585	576
WM Wrigley Jr
3.700%, 06/30/14 (D)	260	263

		10,257

Energy — 1.9%
Anadarko Petroleum
7.625%, 03/15/14 (E)	180	172
Baker Hughes
7.500%, 11/15/18	205	251
BP Capital Markets
3.875%, 03/10/15 (E)	125	107
Cenovus Energy
5.700%, 10/15/19 (D)	55	60
CenterPoint Energy Resources
7.875%, 04/01/13	25	29
5.950%, 01/15/14	70	76
ConocoPhillips
6.000%, 01/15/20 (E)	100	117
5.900%, 05/15/38	415	467
EnCana
6.500%, 05/15/19	150	172
6.500%, 02/01/38	495	550
Energy Transfer Partners
9.000%, 04/15/19	425	500
Halliburton
6.150%, 09/15/19	80	87
Husky Energy
5.900%, 06/15/14	273	304
Kinder Morgan Energy Partners
6.550%, 09/15/40	133	138
Marathon Oil
7.500%, 02/15/19 (E)	100	120
Motiva Enterprises
6.850%, 01/15/40 (D)	400	457
Petrobras International Finance - Pifco
7.875%, 03/15/19	261	299
6.875%, 01/20/40 (E)	230	232
Petro-Canada
6.800%, 05/15/38	585	671

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.050%, 05/15/18	$115	$129
Ras Laffan Liquefied Natural Gas III
5.500%, 09/30/14 (D)	500	533
4.500%, 09/30/12 (D)	270	280
Rockies Express Pipeline
5.625%, 04/15/20 (D)	305	290
3.900%, 04/15/15 (D)	650	628
Shell International Finance BV
4.300%, 09/22/19	300	310
3.100%, 06/28/15	577	586
Southern Union
8.250%, 11/15/29	1,200	1,277
Spectra Energy Capital
8.000%, 10/01/19	200	241
Suncor Energy
6.500%, 06/15/38	350	391
Talisman Energy
7.750%, 06/01/19	100	123
Tosco
7.800%, 01/01/27	65	82
Total Capital
4.450%, 06/24/20	295	301
3.000%, 06/24/15	1,110	1,121
TransCanada Pipelines
6.500%, 08/15/18 (E)	175	205
TransCanada PipeLines
6.200%, 10/15/37	425	462
Union Pacific Resources Group
7.150%, 05/15/28	52	45
Valero Energy
9.375%, 03/15/19	404	489
6.625%, 06/15/37 (E)	1,935	1,884
Williams
7.875%, 09/01/21	1,022	1,171
7.750%, 06/15/31	550	591
XTO Energy
6.750%, 08/01/37	175	225
6.250%, 08/01/17	100	119
4.625%, 06/15/13	30	32

		16,324

Financials — 13.4%
Achmea Hypotheekbank
3.200%, 11/03/14 (D)	1,020	1,054
AEP Texas Central Transition Funding
5.090%, 07/01/15	1,300	1,452
4.980%, 07/01/13	361	381
Allstate
5.000%, 08/15/14	70	76
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	610	669
American Express
7.250%, 05/20/14	412	468
7.000%, 03/19/18	170	196
American Express Credit MTN
7.300%, 08/20/13	680	770
ANZ National Int’l
2.375%, 12/21/12 (D)	100	101
Associates Corp of North America
6.950%, 11/01/18	200	205

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Australia & New Zealand Banking Group
3.700%, 01/13/15 (D)	$530	$538
AvalonBay Communities MTN
5.700%, 03/15/17 ‡	1,300	1,404
Bank of America MTN
7.625%, 06/01/19	75	86
7.375%, 05/15/14	1,115	1,250
6.500%, 08/01/16	1,325	1,434
6.100%, 06/15/17	1,875	1,940
6.000%, 09/01/17	385	405
5.750%, 12/01/17	40	41
5.650%, 05/01/18	1,370	1,404
5.625%, 07/01/20	905	912
4.500%, 04/01/15 (E)	482	487
Bank of Montreal
2.850%, 06/09/15 (D)	375	381
Bank of New York Mellon MTN
4.600%, 01/15/20	40	42
2.950%, 06/18/15	125	126
Bank of Nova Scotia
3.400%, 01/22/15	94	97
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (D) (E)	100	104
Barclays Bank
5.200%, 07/10/14	150	158
5.125%, 01/08/20	515	512
5.000%, 09/22/16 (E)	1,450	1,487
2.500%, 01/23/13	150	149
BB&T
4.900%, 06/30/17	200	206
3.950%, 04/29/16	160	164
3.850%, 07/27/12 (E)	150	156
3.375%, 09/25/13	195	201
Bear Stearns
7.250%, 02/01/18	1,500	1,751
6.950%, 08/10/12 (E)	275	302
5.700%, 11/15/14	112	124
Berkshire Hathaway Finance
5.400%, 05/15/18	110	122
BlackRock
6.250%, 09/15/17	75	86
Canadian Imperial Bank of Commerce
2.600%, 07/02/15 (D)	495	498
Capital One Bank USA
8.800%, 07/15/19 (E)	325	406
Capital One Financial
7.375%, 05/23/14	225	257
6.750%, 09/15/17	70	80
Caterpillar Financial Services MTN
7.150%, 02/15/19 (E)	110	135
5.850%, 09/01/17	140	159
CDP Financial
3.000%, 11/25/14 (D)	900	908
Charles Schwab
4.950%, 06/01/14	20	22
Chase Capital II
0.844%, 02/01/27 (B)	560	421
Cie de Financement Foncier
2.125%, 04/22/13 (D)	300	303

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup
8.500%, 05/22/19 (E)	$632	$753
8.125%, 07/15/39	2,361	2,817
6.500%, 08/19/13	250	266
6.375%, 08/12/14 (E)	385	409
6.125%, 05/15/18	115	120
6.000%, 08/15/17 (E)	500	519
6.000%, 12/13/13	300	315
5.875%, 02/22/33	710	637
5.500%, 10/15/14 (E)	325	334
4.750%, 05/19/15	478	478
1.150%, 12/09/11 (B)	885	895
1.047%, 08/25/36 (B)	1,500	1,045
Citigroup Funding
1.875%, 10/22/12 (E)	915	934
City National Capital Trust I
9.625%, 02/01/40	1,300	1,368
Commonwealth Bank of Australia
5.000%, 03/19/20 (D) (E)	330	342
5.000%, 10/15/19 (D)	355	369
CommonWealth REIT
6.650%, 01/15/18 ‡	60	62
6.250%, 08/15/16 ‡	100	102
Credit Suisse New York
6.000%, 02/15/18	385	402
Credit Suisse NY MTN
5.400%, 01/14/20	335	333
5.300%, 08/13/19	1,685	1,786
Credit Suisse USA
5.125%, 08/15/15	170	185
Deutsche Bank
3.875%, 08/18/14 (E)	100	103
2.375%, 01/11/13	1,355	1,362
Dexia Credit Local
2.750%, 04/29/14 (D)	1,795	1,809
Discover Financial Services
6.450%, 06/12/17	250	253
ERP Operating
5.750%, 06/15/17 ‡	125	135
5.125%, 03/15/16 ‡	830	874
Export-Import Bank of Korea
5.875%, 01/14/15	445	482
5.500%, 10/17/12	233	247
Farmers Exchange Capital
7.200%, 07/15/48 (D)	1,721	1,590
7.050%, 07/15/28 (D)	480	458
FIH Erhvervsbank
2.000%, 06/12/13 (D)	640	644
General Electric Capital MTN
6.750%, 03/15/32 (E)	1,665	1,792
6.000%, 08/07/19	645	698
5.900%, 05/13/14	850	938
5.875%, 01/14/38	1,100	1,079
5.625%, 09/15/17 (E)	700	749
5.500%, 01/08/20 (E)	180	190
5.400%, 02/15/17	200	212
1.384%, 05/22/13 (B)	760	749
0.414%, 04/10/12 (B)	500	492
Goldman Sachs Capital II
5.793%, 12/29/49 (B)	205	155

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Goldman Sachs Group MTN
7.500%, 02/15/19	$200	$224
6.750%, 10/01/37 (E)	305	299
6.250%, 09/01/17	650	689
6.150%, 04/01/18	250	262
6.000%, 05/01/14	2,800	3,009
6.000%, 06/15/20 (E)	740	763
5.375%, 03/15/20	950	939
3.625%, 08/01/12	140	143
1.151%, 12/05/11 (B)	2,030	2,053
Guardian Life Insurance of America
7.375%, 09/30/39 (D)	1,250	1,383
Hartford Financial Services Group
5.500%, 03/30/20	335	325
HCP MTN
6.700%, 01/30/18 ‡	1,124	1,185
6.300%, 09/15/16 ‡	430	445
6.000%, 01/30/17 ‡	89	90
5.950%, 09/15/11 ‡	1,155	1,197
5.650%, 12/15/13 ‡	401	423
Health Care REIT
6.125%, 04/15/20 ‡	1,775	1,836
Healthcare Realty Trust
6.500%, 01/17/17 ‡	1,400	1,464
HSBC Bank
3.500%, 06/28/15 (D)	820	828
HSBC Bank USA NY
4.625%, 04/01/14	175	184
HSBC Finance
5.500%, 01/19/16 (E)	140	150
4.750%, 07/15/13	160	168
HSBC Holdings PLC
6.800%, 06/01/38	340	366
International Bank for Reconstruction & Development
2.375%, 05/26/15	1,425	1,449
International Lease Finance MTN
5.250%, 01/10/13	100	91
Itau Unibanco Holding MTN
6.200%, 04/15/20 (D) (E)	380	390
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (D)	200	215
Jefferies Group
6.450%, 06/08/27	160	151
6.250%, 01/15/36	120	107
John Deere Capital MTN
5.750%, 09/10/18	100	114
JP Morgan Chase Capital XIII
1.239%, 09/30/34 (B)	500	371
JPMorgan Chase
4.950%, 03/25/20 (E)	130	135
3.700%, 01/20/15	110	113
3.400%, 06/24/15	207	207
JPMorgan Chase Bank
6.000%, 10/01/17 (E)	1,634	1,779
JPMorgan Chase Capital XV
5.875%, 03/15/35	1,645	1,498
JPMorgan Chase Capital XXV
6.800%, 10/01/37	381	378

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
KeyBank
5.800%, 07/01/14 (E)	$250	$267
Kilroy Realty
6.625%, 06/01/20 ‡ (D)	190	194
Korea Development Bank
4.375%, 08/10/15 (E)	350	357
Kreditanstalt fuer Wiederaufbau
3.500%, 03/10/14	460	486
Lazard Group
7.125%, 05/15/15	448	472
6.850%, 06/15/17	619	627
Liberty Mutual Group
7.500%, 08/15/36 (D)	249	246
M&T Bank
5.375%, 05/24/12	80	85
Macquarie Group
7.300%, 08/01/14	1,475	1,626
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (D)	540	718
MassMutual Global Funding II
2.875%, 04/21/14 (D)	100	103
Merrill Lynch
6.875%, 04/25/18	100	107
6.400%, 08/28/17	150	157
6.150%, 04/25/13	140	150
6.110%, 01/29/37	1,405	1,276
6.050%, 05/16/16	920	951
MetLife
6.750%, 06/01/16	390	441
6.400%, 12/15/36	695	612
Metropolitan Life Global Funding I
5.125%, 06/10/14 (D)	100	109
2.875%, 09/17/12 (D)	200	205
2.500%, 01/11/13 (D)	110	111
Monumental Global Funding
5.500%, 04/22/13 (D)	65	70
Morgan Stanley
7.300%, 05/13/19	100	107
6.625%, 04/01/18	1,770	1,855
6.250%, 08/28/17	200	203
5.950%, 12/28/17 (E)	297	301
5.750%, 08/31/12 (E)	180	189
5.625%, 09/23/19	285	276
5.550%, 04/27/17	985	977
5.500%, 01/26/20	1,451	1,404
5.450%, 01/09/17	470	466
4.750%, 04/01/14	620	621
4.200%, 11/20/14 (E)	156	154
0.889%, 06/20/12 (B)	2,385	2,407
0.554%, 01/18/11 (B)	325	323
National Australia Bank
3.750%, 03/02/15 (D)	120	123
2.500%, 01/08/13 (D) (E)	150	152
National City
4.900%, 01/15/15	200	216
National City Bank
0.908%, 06/07/17 (B)	1,300	1,163
National Rural Utilities Cooperative Finance
2.625%, 09/16/12	25	26

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York Life Global Funding
4.650%, 05/09/13 (D)	$150	$161
3.000%, 05/04/15 (D)	720	726
NIBC Bank MTN
2.800%, 12/02/14 (D)	615	623
Nomura Holdings
6.700%, 03/04/20	115	122
Nordea Bank
3.700%, 11/13/14 (D)	400	408
2.500%, 11/13/12 (D)	345	349
Northern Trust
5.500%, 08/15/13 (E)	200	222
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (D)	350	375
Pacific Life Global Funding MTN
5.150%, 04/15/13 (D)	100	105
5.000%, 05/15/17 (D)	50	51
Pipeline Funding
7.500%, 01/15/30 (D)	1,500	1,626
PNC Funding
5.125%, 02/08/20	90	94
Power Receivables Financial
6.290%, 01/01/12 (D)	121	124
Principal Life Income Funding Trusts MTN
5.300%, 04/24/13 (E)	125	135
5.300%, 12/14/12	125	135
5.100%, 04/15/14	225	240
Prudential Holdings
8.695%, 12/18/23 (D)	1,200	1,433
1.414%, 12/18/17 (B) (D)	750	639
Rabobank Nederland MTN
3.200%, 03/11/15 (D)	200	202
Simon Property Group
10.350%, 04/01/19 ‡	130	173
6.750%, 05/15/14 ‡	50	56
5.650%, 02/01/20 ‡ (E)	38	40
Svensk Exportkredit
3.250%, 09/16/14	832	863
Tanger Properties
6.125%, 06/01/20 ‡	215	226
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (D)	315	367
Toyota Motor Credit MTN
3.200%, 06/17/15	87	89
Travelers Property Casualty
7.750%, 04/15/26	100	130
UBS
5.875%, 12/20/17 (E)	120	127
US Bancorp MTN
2.875%, 11/20/14	138	140
2.000%, 06/14/13	350	353
Wachovia
5.750%, 06/15/17 (E)	485	530
Wachovia Bank
6.600%, 01/15/38	380	413
6.000%, 11/15/17	250	272
0.867%, 03/15/16 (B)	400	373
WEA Finance
7.500%, 06/02/14 (D)	1,392	1,577

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.125%, 04/15/18 (D)	$200	$226
6.750%, 09/02/19 (D)	70	78
Wells Fargo MTN
5.625%, 12/11/17	180	197
3.750%, 10/01/14	390	399
Westfield Group
5.400%, 10/01/12 (D)	299	317
Westpac Banking
4.875%, 11/19/19	555	573
2.250%, 11/19/12	830	837
ZFS Finance USA Trust IV
5.875%, 05/09/32 (B) (D)	1,750	1,547

		117,541

Government — 0.3%
Banco Nacional de Desenvolvimento Economico e Social
5.500%, 07/12/20 (D)	460	461
Kommunalbanken
2.750%, 05/05/15 (D)	528	538
Mexico Government International Bond MTN
6.375%, 01/16/13	200	219
Province of Ontario Canada
4.400%, 04/14/20	415	441
2.950%, 02/05/15	240	246
Qatar Govt International Bond
6.400%, 01/20/40 (D)	320	340
4.000%, 01/20/15 (D)	195	201
Russian Foreign Bond - Eurobond
3.625%, 04/29/15 (D)	300	290

		2,736

Health Care — 0.4%
Abbott Laboratories
5.300%, 05/27/40	465	488
Amgen
5.750%, 03/15/40	337	369
4.500%, 03/15/20	22	23
Bristol-Myers Squibb
5.450%, 05/01/18	245	280
CareFusion
4.125%, 08/01/12	205	214
Coventry Health Care
5.950%, 03/15/17	391	374
Hospira
5.550%, 03/30/12	100	107
Life Technologies
6.000%, 03/01/20	325	352
4.400%, 03/01/15	233	241
Pfizer
5.350%, 03/15/15	231	262
Pharmacia
6.500%, 12/01/18	120	145
UnitedHealth Group
6.875%, 02/15/38	536	606

		3,461

Industrials — 0.7%
Browning-Ferris Industries
9.250%, 05/01/21	45	56
Burlington Northern Santa Fe
7.290%, 06/01/36	90	110
5.750%, 05/01/40	315	333

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.750%, 03/15/18	$440	$494
4.700%, 10/01/19	75	79
Canadian National Railway
5.850%, 11/15/17	50	58
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.048%, 11/01/20	373	383
Continental Airlines 2009-2 Class A Pass Through Trust
7.250%, 11/10/19	500	533
CSX
6.250%, 03/15/18	155	178
Delta Air Lines
6.200%, 07/02/18	1,400	1,400
Hutchison Whampoa International 09
4.625%, 09/11/15 (D)	935	976
JetBlue Airways 2004-1 G-1 Pass Through Trust
0.912%, 12/15/13 (B)	634	532
Lockheed Martin
5.720%, 06/01/40 (D)	82	89
Northwest Airlines
1.215%, 05/20/14 (B)	780	691
Tyco International Finance
8.500%, 01/15/19	50	65
Union Pacific
7.000%, 02/01/16	150	178
United Parcel Service of America
8.375%, 04/01/20	50	69
United Technologies
8.875%, 11/15/19	110	152
Waste Management
4.750%, 06/30/20	93	96

		6,472

Information Technology — 0.3%
Adobe Systems
4.750%, 02/01/20	325	335
3.250%, 02/01/15	110	113
Arrow Electronics
6.875%, 07/01/13	25	28
6.875%, 06/01/18	95	105
Cisco Systems
5.900%, 02/15/39	330	366
5.500%, 01/15/40	475	498
4.450%, 01/15/20	590	623
Dell
5.650%, 04/15/18	90	100
International Business Machines
8.000%, 10/15/38	100	141
Intuit
5.750%, 03/15/17	75	82
Oracle
5.000%, 07/08/19 (E)	200	222
Xerox
8.250%, 05/15/14	90	106

		2,719

Materials — 0.5%
BHP Billiton Finance USA
6.500%, 04/01/19	125	150

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Dow Chemical
8.550%, 05/15/19	$812	$994
5.900%, 02/15/15(E)	300	328
4.850%, 08/15/12	745	786
PPG Industries
9.000%, 05/01/21	145	186
Praxair
5.200%, 03/15/17	70	78
4.375%, 03/31/14	75	81
Rio Tinto Finance USA
9.000%, 05/01/19 (E)	337	442
5.875%, 07/15/13	342	375
Rio Tinto Finance USA Ltd.
8.950%, 05/01/14	80	97
Southern Copper
6.750%, 04/16/40	268	265
Vale Overseas
6.875%, 11/10/39	265	277

		4,059

Sovereign — 0.2%
Province of Manitoba Canada
2.125%, 04/22/13	46	47
Province of Ontario Canada
4.100%, 06/16/14	894	961
Tennessee Valley Authority
5.250%, 09/15/39	329	364

		1,372

Telecommunication Services — 1.0%
America Movil
6.125%, 03/30/40(D)	210	219
5.000%, 10/16/19(D)	355	367
AT&T
8.000%, 11/15/31	370	476
6.300%, 01/15/38	435	472
5.875%, 02/01/12	200	214
5.500%, 02/01/18	100	111
BellSouth
6.000%, 11/15/34	850	878
BellSouth Telecommunications
6.300%, 12/15/15	163	173
British Telecommunications
9.625%, 06/15/10	178	217
5.950%, 01/15/18 (E)	200	209
Cellco Partnership
8.500%, 11/15/18	315	410
7.375%, 11/15/13	240	281
Deutsche Telekom International Finance BV
6.000%, 07/08/19	175	194
France Telecom
8.500%, 03/01/31	50	69
7.750%, 03/01/11	236	246
GTE
8.750%, 11/01/21	300	393
Qwest
7.875%, 09/01/11	640	666
7.500%, 10/01/14	304	323
Rogers Communications
6.375%, 03/01/14 (E)	619	703
5.500%, 03/15/14	89	98

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Telecom Italia Capital
6.999%, 06/04/18 (E)	$150	$160
Telefonica Emisiones
5.984%, 06/20/11 (E)	345	358
Telefonica Emisiones SAU
6.221%, 07/03/17	70	76
5.134%, 04/27/20	480	481
Verizon Communications
8.950%, 03/01/39	50	71
7.350%, 04/01/39	380	467
6.400%, 02/15/38	385	426
5.850%, 09/15/35	40	41
Verizon Global Funding
7.750%, 12/01/30	175	218
Vodafone Group
5.450%, 06/10/19	75	80

		9,097

Utilities — 1.8%
AGL Capital
5.250%, 08/15/19	50	53
4.450%, 04/15/13	120	126
Appalachian Power
5.950%, 05/15/33	100	102
Aquila
11.875%, 07/01/12	1,210	1,393
Atmos Energy
4.950%, 10/15/14	75	81
Carolina Power & Light
5.300%, 01/15/19	175	196
Cleveland Electric Illuminating
7.880%, 11/01/17	170	209
Consolidated Edison of New York
5.700%, 06/15/40	38	41
Consumers Energy
6.700%, 09/15/19	100	120
Dominion Resources
8.875%, 01/15/19	875	1,156
6.400%, 06/15/18	180	209
DPL
6.875%, 09/01/11	467	494
Duke Energy
6.300%, 02/01/14 (E)	467	526
Duke Energy Carolinas
4.300%, 06/15/20	39	41
Enel Finance International
6.000%, 10/07/39 (D)	730	702
5.125%, 10/07/19 (D) (E)	100	100
Exelon Generation
6.250%, 10/01/39	150	160
5.200%, 10/01/19	35	37
FirstEnergy Solutions
6.800%, 08/15/39	110	109
6.050%, 08/15/21	520	530
Jersey Central Power & Light
7.350%, 02/01/19	100	119
Massachusetts Electric
5.900%, 11/15/39 (D)	55	60
MidAmerican Energy
5.300%, 03/15/18	200	223
Midamerican Energy Holdings
6.500%, 09/15/37	415	477

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.750%, 04/01/18	$615	$689
Nevada Power
7.125%, 03/15/19	110	130
Nevada Power, Ser A
8.250%, 06/01/11	770	815
Niagara Mohawk Power
4.881%, 08/15/19 (D)	80	84
Nisource Finance
10.750%, 03/15/16	100	128
6.125%, 03/01/22	1,400	1,494
Northern States Power
6.250%, 06/01/36	100	118
5.350%, 11/01/39	19	20
Oncor Electric Delivery
6.800%, 09/01/18	460	540
Pacific Gas & Electric
8.250%, 10/15/18	60	77
5.400%, 01/15/40	42	44
Pacificorp
6.250%, 10/15/37	90	106
5.650%, 07/15/18	175	200
Panhandle Eastern Pipeline
6.200%, 11/01/17	625	643
Progress Energy
6.850%, 04/15/12	289	314
PSEG Power
5.500%, 12/01/15	100	111
5.320%, 09/15/16 (D)	40	43
5.125%, 04/15/20 (D)	45	47
Public Service Electric & Gas MTN
5.375%, 11/01/39	28	30
2.700%, 05/01/15	45	46
Public Service of Oklahoma
5.150%, 12/01/19	33	35
Sempra Energy
8.900%, 11/15/13	180	215
6.000%, 10/15/39	50	53
Southern California Edison
5.500%, 03/15/40	50	55
Southwestern Public Service
8.750%, 12/01/18	90	115
Texas-New Mexico Power
9.500%, 04/01/19 (D)	1,290	1,633
Virginia Electric and Power
5.400%, 04/30/18	545	607

		15,656

Total Corporate Obligations (Cost $188,059) ($ Thousands)		197,717

ASSET-BACKED SECURITIES — 4.8%

Automotive — 0.4%
Ally Auto Receivables Trust, Cl A3
2.330%, 06/17/13 (D)	100	102
1.450%, 05/15/14	100	100
AmeriCredit Automobile Receivables Trust, Cl A2
0.970%, 01/15/13	60	60
AmeriCredit Automobile Receivables Trust, Cl A3
1.660%, 03/17/14	40	40

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of America Auto Trust, Cl A3
2.130%, 09/15/13 (D)	$100 $	101
1.670%, 12/15/13 (D)	105	106
1.390%, 03/15/14 (D)	130	131
1.310%, 07/15/14	25	25
Bank of America Auto Trust, Cl A4
2.180%, 02/15/17 (D)	100	102
CarMax Auto Owner Trust, Cl A3
1.560%, 07/15/14	80	81
CitiFinancial Auto Issuance Trust, Cl A3
2.590%, 10/15/13 (D)	235	238
Harley-Davidson Motorcycle Trust, Cl A4
5.220%, 06/15/13	71	72
3.320%, 02/15/17	100	104
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
5.000%, 01/15/17	252	267
Honda Auto Receivables Owner Trust, Cl A3
2.310%, 05/15/13	335	340
Huntington Auto Trust, Cl A4
5.730%, 01/15/14 (D)	413	443
Mercedes-Benz Auto Receivables Trust, Cl A3
1.420%, 08/15/14	180	181
Nissan Auto Receivables Owner Trust, Cl A3
5.000%, 09/15/14	614	635
USAA Auto Owner Trust, Cl A4
2.530%, 07/15/15	145	149
USAA Auto Owner Trust, Cl A3
1.540%, 02/18/14	140	141
World Omni Auto Receivables Trust, Cl A4
2.210%, 05/15/15	135	137

		3,555

Credit Cards — 1.0%
Bank of America Credit Card Trust, Ser 2008-A1, Cl A1
0.930%, 04/15/13 (B)	4,624	4,631
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	100	103
Chase Issuance Trust, Cl A
5.120%, 10/15/14	915	994
1.450%, 03/15/16 (B)	347	356
Citibank Credit Card Issuance Trust, Cl A3
5.300%, 03/15/18	193	219
Citibank Credit Card Issuance Trust, Cl A5
2.250%, 12/23/14	675	687
Discover Card Master Trust, Cl A
1.650%, 02/17/15 (B)	978	997
Discover Card Master Trust, Cl A1
1.650%, 12/15/14 (B)	332	337
Nordstrom Private Label Credit Card
Master Note Trust, Cl A
0.410%, 05/15/15 (B) (D)	296	291

		8,615

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mortgage Related Securities — 1.4%
Aegis Asset Backed Securities Trust, Cl M1
0.993%, 12/25/34 (B)	$1,347	$1,244
0.883%, 03/25/35 (B)	1,377	1,321
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.393%, 01/25/34 (B)	505	448
Argent Securities, Ser 2003-W5, Cl M1
1.043%, 10/25/33 (B)	518	412
Asset Backed Securities Home Equity, Cl M1
0.833%, 07/25/35 (B)	1,332	1,288
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.443%, 03/25/37 (B)	1,014	915
Citigroup Mortgage Loan Trust, Cl A
0.753%, 12/25/33 (B) (D)	1,184	971
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	1	1
Contimortgage Home Equity Trust,
Ser 1997-2, Cl A9
7.090%, 04/15/28	2	2
HSBC Home Equity Loan Trust
0.497%, 03/20/36 (B)	123	113
HSBC Home Equity Loan Trust, Cl AS
0.548%, 03/20/36 (B)	135	123
HSBC Home Equity Loan Trust, Cl A1
0.618%, 01/20/35 (B)	108	96
0.507%, 01/20/36 (B)	404	368
HSBC Home Equity Loan Trust, Cl M2
0.838%, 01/20/35 (B)	136	118
0.827%, 03/20/36 (B)	2,000	910
HSBC Home Equity Loan Trust, Cl APT
1.547%, 11/20/36 (B)	314	265
HSBC Home Equity Loan Trust, Cl A2F
5.600%, 03/20/36	200	205
IXIS Real Estate Capital Trust, Cl M2
1.078%, 06/25/35 (B)	993	928
Morgan Stanley ABS Capital I, Cl M1
1.097%, 01/25/35 (B)	84	81
Morgan Stanley Capital I, Ser 2003- NC8, Cl M1
1.397%, 09/25/33 (B)	1,656	1,194
Morgan Stanley Capital I, Ser 2007- HE2, Cl A2A
0.387%, 01/25/37 (B)	28	28
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.397%, 12/25/36 (B)	26	25
Option One Mortgage Loan Trust, Ser 2003-5, Cl M1
1.318%, 08/25/33 (B)	262	137
Residential Asset Securities, Cl AI4
0.713%, 09/25/35 (B)	1,155	1,062
Salomon Brothers Mortgage Securities VII, Cl A
3.450%, 04/25/32 (D)	189	159

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Asset Securities, Cl A2
3.450%, 02/25/32	$106	$96

		12,510

Other Asset-Backed Securities — 2.0%
Ally Master Owner Trust, Cl A
2.880%, 04/15/15 (D)	874	886
2.100%, 01/15/15 (B) (D)	144	146
Chase Funding Mortgage Loan Asset- Backed Certificates, Cl 1A5
5.350%, 11/25/34	125	114
Chase Funding Mortgage Loan Asset- Backed Certificates, Cl 1A4
4.499%, 11/25/34	189	183
CNH Equipment Trust, Cl A3
1.850%, 12/16/13	40	40
1.540%, 07/15/14	380	382
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.803%, 10/25/35 (B)	1,100	1,063
Ford Credit Floorplan Master Owner Trust, Cl A1
4.200%, 02/15/17 (D)	458	482
Indymac Residential Asset Backed Trust, Cl 2A1
0.423%, 07/25/37 (B)	712	706
JP Morgan Mortgage Acquisition, Cl AV2
0.403%, 10/25/36 (B)	675	645
Mid-State Trust, Ser 11, Cl A1
4.864%, 07/15/38	1,077	1,035
Nelnet Student Loan Trust, Cl A4
2.147%, 11/25/24 (B)	1,318	1,366
Park Place Securities, Cl M1
1.047%, 12/25/34 (B)	1,652	1,611
0.977%, 12/25/34 (B)	903	899
PG&E Energy Recovery Funding, Cl A5
4.470%, 12/25/14	305	326
PG&E Energy Recovery Funding
4.370%, 06/25/14	425	441
RSB Bondco, Cl A1
5.470%, 10/01/14	139	147
SLC Student Loan Trust, Cl A4A
2.137%, 12/15/32 (B)	2,257	2,344
SLM Student Loan Trust, Cl A4
2.016%, 07/25/23 (B)	701	736
SLM Student Loan Trust, Ser 2008-8, Cl A4
1.966%, 07/25/22 (B)	245	257
Soundview Home Equity Loan Trust, Cl A4
0.643%, 11/25/35 (B)	1,394	1,302
Structured Asset Investment Loan Trust, Cl A9
0.617%, 06/25/35 (B)	100	90
Structured Asset Securities, Ser 2006- GEL4, Cl A1
0.467%, 10/25/36 (B) (D)	1,046	965

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Structured Asset Securities, Ser 2007- BC2, Cl A2
0.433%, 03/25/37 (B)	$939	$903

		17,069

Total Asset-Backed Securities (Cost $40,374) ($ Thousands)		41,749

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
FICO STRIPS
1.847%, 02/08/13 (C)	815	782
FICO STRIPS, PO
0.000%, 09/26/19 (C)	100	71
Financing Corp
9.700%, 04/05/19	320	472
8.600%, 09/26/19	845	1,185
FNMA
7.250%, 05/15/30	718	989
5.375%, 06/12/17	50	58
2.625%, 07/22/10 (A)	4,015	4,016
0.170%, 10/18/10 (C)	2,005	2,004

Total U.S. Government Agency Obligations (Cost $9,533) ($ Thousands)		9.577

MUNICIPAL BONDS — 0.5%
Bay Area Toll Authority, RB
6.263%, 04/01/49	1,330	1,398
County of Clark Nevada, Ser C-BUILD, RB
6.820%, 07/01/45	305	341
Los Angeles Unified School District, GO
6.758%, 07/01/34	280	307
North Texas Tollway Authority, RB
6.718%, 01/01/49	150	162
State of California, GO
7.550%, 04/01/39	235	252
7.300%, 10/01/39	1,450	1,510
6.650%, 03/01/22	175	184
State of Illinois, GO
5.100%, 06/01/33	60	47

Total Municipal Bonds (Cost $4,002) ($ Thousands)		4,201

COMMERCIAL PAPER — 0.6%
General Electric Capital
0.250%, 07/14/10	1,705	1,705
Moody’s
0.400%, 07/07/10 (D)	4,030	4,030

Total Commercial Paper (Cost $5,735) ($ Thousands)		5,735

AFFILIATED PARTNERSHIP — 1.9%
SEI Liquidity Fund, L.P., 0.240%† * (F)	16,309,739	16,310

Total Affiliated Partnership (Cost $16,310) ($ Thousands)		16,310

19	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.120%† *	37,142,311	$37,142

Total Cash Equivalent (Cost $37,142) ($ Thousands)		37,142

Total Investments — 108.1% (Cost $912,695) ($ Thousands) ††		$946,176

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(10)	Sep-2010	$(19)
U.S. 2-Year Treasury Note	(8)	Oct-2010	(3)
U.S. 5-Year Treasury Note	52	Oct-2010	63
U.S. 5-Year Treasury Note	(7)	Oct-2010	(5)
U.S. Long Treasury Bond	18	Oct-2010	46
U.S. Long Treasury Bond	(51)	Oct-2010	(128)

			$(46)

For the period ended June 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the Fund at June 30, 2010, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	1,500	$(311)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	3,030	(192)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	1,050	(39)

						$(542)

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2010

Percentages are based on a Net Assets of $874,963 ($ Thousands).

*	Rate shown is the 7-day effective yield as of June 30, 2010

‡	Real Estate Investment Trust

†	Investment in Affiliated Security.

(A)	Step Bonds-The rate reflected on the Schedule of Investments is the effective yield on June 30, 2010. The coupon on a step bond changes on a specified date.

(B)	Variable Rate Security-The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2010. The date reported on the Schedule of Investments is the maturity date. The effective date may be shorter.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(E)	This security or a partial position of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $15,787 ($ Thousands).

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2010 was $16,310 ($ Thousands).

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only—face amount represents notional amount GO — General Obligation

LTD — Limited

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TIPS — Treasury Inflation Protected Security

Amounts designated as “—” are $O or have been rounded to $O

††	At June 30, 2010, the tax basis cost of the Fund’s investments was $912,695 ($ Thousands), and the unrealized appreciation and depreciation were $34,656 ($ Thousands) and $(1,175) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):
Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$407,833	$—	$407,833
U.S. Treasury Obligations	2,884	223,028	—	225,912
Corporate Obligations	—	197,717	—	197,717
Asset-Backed Securities	—	41,749	—	41,749
U.S. Government Agency Obligations	—	9,577	—	9,577
Municipal Bonds	—	4,201	—	4,201
Commercial Paper	—	5,735	—	5,735
Affiliated Partnership	—	16,310	—	16,310
Cash Equivalent	37,142	—	—	37,142

Total Investments in Securities	$40,026	$906,150	$—	$946,176

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(46)	$—	$—	$(46)
Credit Default Swaps*	—	(542)	—	(542)

Total Other Financial Instruments	$(46)	$(542)	$—	$(588)

*	Future and Swap contracts are valued at unrealized depreciation on the instruments

21	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 83.2%

Consumer Discretionary — 18.4%
Adelphia Communications (Escrow Security)
10.250%, 06/15/11 (B)	$150	$2
0.000%, 01/15/09 (B)	225	3
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/04	25	—
Affinion Group
11.500%, 10/15/15	550	578
10.125%, 10/15/13	250	256
10.125%, 10/15/13	800	820
Amscan Holdings
8.750%, 05/01/14	2,985	2,910
Ashtead Capital
9.000%, 08/15/16 (A)	1,665	1,632
Aventine Renewable (Escrow Security)
0.000%, 10/15/49 (B) (F) (G)	2,750	369
Avis Budget Car Rental
9.625%, 03/15/18 (A)	1,445	1,459
7.750%, 05/15/16	955	892
Beazer Homes USA
12.000%, 10/15/17	1,260	1,383
9.125%, 06/15/18	450	416
8.125%, 06/15/16	680	609
Belo
8.000%, 11/15/16	2,080	2,137
7.750%, 06/01/27	1,675	1,478
Bon-Ton Department Stores
10.250%, 03/15/14	640	629
Boyd Gaming
7.125%, 02/01/16	1,275	1,049
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,175	392
Burlington Coat Factory Investment Holdings
14.500%, 10/15/14 (C)	3,920	4,116
Burlington Coat Factory Warehouse
11.125%, 04/15/14	1,895	1,961
Cablevision Systems
8.625%, 09/15/17 (A)	255	260
8.000%, 04/15/20	472	478
7.750%, 04/15/18	792	792
CCH II
13.500%, 11/30/16	3,708	4,320
CCO Holdings
8.125%, 04/30/20 (A)	1,513	1,547
7.875%, 04/30/18 (A)	1,390	1,397
Cequel Communications Holdings I and Cequel Capital
8.625%, 11/15/17 (A)	2,935	2,924
Charter Communications Operating
10.875%, 09/15/14 (A)	475	527
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (A)	998	689
Clear Channel Communications
10.750%, 08/01/16	1,050	738
Clear Channel Worldwide Holdings
9.250%, 12/15/17 (A)	360	358

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
9.250%, 12/15/17 (A)	$1,520	$1,528
Cleveland Unlimited
13.500%, 12/15/10 (A) (D)	4,304	4,046
Columbus International
11.500%, 11/20/14 (A)	1,295	1,379
Community Health Systems
8.875%, 07/15/15	1,015	1,047
Couche-Tard US
7.500%, 12/15/13	310	312
CSC Holdings
8.625%, 02/15/19	2,200	2,313
Dana (Escrow Security) (B)
0.000%, 03/01/09	350	9
0.000%, 03/01/29	850	21
0.000%, 03/15/08	100	2
0.000%, 03/15/28	200	5
Dex One
12.000%, 01/29/17	489	465
Dillard’s
7.750%, 05/15/27	470	398
7.750%, 07/15/26	75	65
6.625%, 01/15/18	80	73
DISH DBS
7.875%, 09/01/19	430	447
Dollar General
11.875%, 07/15/17	1,505	1,710
Eastman Kodak
9.750%, 03/01/18 (A)	1,730	1,704
7.250%, 11/15/13	1,010	990
Easton-Bell Sports
9.750%, 12/01/16 (A)	2,240	2,318
Echostar DBS
7.750%, 05/31/15	3,935	4,053
7.125%, 02/01/16	2,040	2,045
El Dorado Casino Shreveport PIK
10.000%, 08/01/12	1,191	1,012
El Pollo Loco
11.750%, 12/01/12	2,000	2,000
Equinox Holdings
9.500%, 02/01/16 (A)	810	801
Fontainebleau Las Vegas Holdings
11.000%, 06/15/15 (A) (B)	3,125	12
Ford Motor
7.450%, 07/16/31	1,495	1,349
6.375%, 02/01/29	1,075	823
Games Merger
11.000%, 06/01/18 (A)	4,810	4,846
Goodyear Tire & Rubber
10.500%, 05/15/16	215	234
9.000%, 07/01/15	200	206
8.750%, 08/15/20	375	383
Gray Television
10.500%, 06/29/15 (A)	1,157	1,122
GWR Operating Partnership LLP
10.875%, 04/01/17 (A)	840	835
Hanesbrands
8.000%, 12/15/16	3,029	3,071
Harrah’s Operating
12.750%, 04/15/18 (A)	352	336
11.250%, 06/01/17	6,275	6,604
10.000%, 12/15/18	3,966	3,252

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hertz
8.875%, 01/01/14	$500	$506
Hillman Group
10.875%, 06/01/18 (A)	450	464
HSN
11.250%, 08/01/16	1,475	1,652
Inergy L.P.
8.750%, 03/01/15	845	860
8.250%, 03/01/16	345	349
Insight Communications
9.375%, 07/15/18 (A)	1,200	1,200
Isle of Capri Casinos
7.000%, 03/01/14	550	495
Jarden
8.000%, 05/01/16	260	267
7.500%, 05/01/17	1,345	1,318
Lamar Media
7.875%, 04/15/18 (A)	2,172	2,167
Landry’s Restaurants
11.625%, 12/01/15	1,939	2,007
11.625%, 12/01/15 (A)	753	779
Laureate Education
11.750%, 08/15/17 (A)	1,100	1,128
10.000%, 08/15/15 (A)	525	522
Lear
8.125%, 03/15/20	848	850
7.875%, 03/15/18	855	857
Levi Strauss
7.625%, 05/15/20 (A)	885	867
Libbey Glass
10.000%, 02/15/15 (A)	870	900
Liberty Media LLC
8.250%, 02/01/30	1,970	1,812
Lions Gate Entertainment
10.250%, 11/01/16 (A)	3,890	3,871
M/I Homes
6.875%, 04/01/12	545	539
MCE Finance
10.250%, 05/15/18 (A)	1,240	1,288
MDC Partners
11.000%, 11/01/16 (A)	3,200	3,408
MGM Mirage
11.375%, 03/01/18 (A)	4,565	4,291
9.000%, 03/15/20 (A)	3,070	3,154
7.500%, 06/01/16	2,950	2,323
6.875%, 04/01/16	1,870	1,496
5.875%, 02/27/14	1,485	1,177
MGM Resorts International
11.125%, 11/15/17	965	1,064
10.375%, 05/15/14	620	674
Michaels Stores
13.000%, 11/01/11 (C)	60	53
Millennium (Escrow Security)
7.625%, 11/15/26 (B)	175	—
Mohegan Tribal Gaming Authority
7.125%, 08/15/14	765	553
6.875%, 02/15/15	265	188
MTR Gaming Group
12.625%, 07/15/14	1,925	1,930
NCL
11.750%, 11/15/16 (A)	1,075	1,123

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Neiman-Marcus Group PIK
9.000%, 10/15/15	$1,396	$1,400
Nexstar Broadcasting
8.875%, 04/15/17 (A)	1,625	1,633
Norcraft
10.500%, 12/15/15 (A)	550	567
Norcraft Holdings
9.750%, 09/01/12 (C)	821	777
OSI Restaurant Partners
10.000%, 06/15/15	3,185	3,113
Peninsula Gaming
10.750%, 08/15/17	1,535	1,527
8.375%, 08/15/15	1,100	1,096
Penn National Gaming
6.750%, 03/01/15	3,000	2,992
Phillips-Van Heusen
7.375%, 05/15/20	2,890	2,915
Pinnacle Entertainment
8.750%, 05/15/20 (A)	3,700	3,427
Quebecor Media
7.750%, 03/15/16	2,235	2,190
Quebecor Media (Escrow Security)
0.000%, 11/15/13 (B) (E)	1,725	—
0.000%, 03/15/16 (F) (G)	1,915	115
Quiksilver
6.875%, 04/15/15	1,610	1,463
QVC
7.500%, 10/01/19 (A)	2,755	2,707
7.375%, 10/15/20 (A)	415	404
Rental Services
9.500%, 12/01/14	2,485	2,469
River Rock Entertainment Authority
9.750%, 11/01/11	4,515	4,193
RJ Tower
12.000%, 06/01/13 (B)	172	1
Royal Caribbean Cruises
7.000%, 06/15/13	685	682
RSC Equipment Rental
10.000%, 07/15/17 (A)	1,750	1,877
Salem Communications
9.625%, 12/15/16	994	1,024
Sally Holdings LLC
9.250%, 11/15/14	1,360	1,411
San Pasqual Casino
8.000%, 09/15/13 (A)	1,670	1,586
Sbarro
10.375%, 02/01/15	674	532
Sealy Mattress
8.250%, 06/15/14	2,641	2,648
Service International
7.375%, 10/01/14	1,170	1,194
7.000%, 06/15/17	200	197
6.750%, 04/01/15	245	243
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15 (A)	1,520	1,205
Simmons Bedding
11.250%, 07/15/15 (A)	3,710	3,984
Sinclair Television Group
9.250%, 11/01/17 (A)	375	379
Sirius XM Radio
9.750%, 09/01/15 (A)	2,105	2,237

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
8.750%, 04/01/15 (A)	$1,750	$1,724
Sitel
11.500%, 04/01/18 (A)	1,020	943
Speedway Motorsports
8.750%, 06/01/16	1,470	1,544
Stanadyne Holdings
12.000%, 02/15/15 (C)	1,575	1,166
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	450	410
Standard Pacific
10.750%, 09/15/16	1,955	2,092
8.375%, 05/15/18	377	358
Steinway Musical Instruments
7.000%, 03/01/14 (A)	1,990	1,895
TL Acquisitions
10.500%, 01/15/15 (A)	1,280	1,190
Travelport LLC
11.875%, 09/01/16	4,705	4,752
5.163%, 09/01/14 (D)	1,571	1,469
TRW Automotive
7.250%, 03/15/17 (A)	1,095	1,062
Turning Stone Resort Casino Enterprise
9.125%, 09/15/14 (A)	2,035	2,030
United Components
9.375%, 06/15/13	870	874
United Rentals North America
10.875%, 06/15/16	2,600	2,789
9.250%, 12/15/19	965	972
Univision Communications
12.000%, 07/01/14 (A)	500	536
9.750%, 03/15/15 (A)	2,700	2,248
UPC Holding
9.875%, 04/15/18 (A)	3,635	3,653
Vail Resorts
6.750%, 02/15/14	1,340	1,337
Videotron
9.125%, 04/15/18	800	868
6.875%, 01/15/14	1,200	1,206
Visant Holding
10.250%, 12/01/13 (C)	3,195	3,263
WMG Acquisition
9.500%, 06/15/16	2,460	2,620
Wynn Las Vegas
7.875%, 05/01/20 (A)	190	191
7.875%, 11/01/17 (A)	110	111
XM Satellite Radio
13.000%, 08/01/13 (A)	3,280	3,583
11.250%, 06/15/13 (A)	1,920	2,050

		234,193

Consumer Staples — 2.4%
Alliance One International
10.000%, 07/15/16 (A)	185	188
10.000%, 07/15/16 (A)	595	606
B&G Foods
7.625%, 01/15/18	310	312
Bumble Bee Foods
7.750%, 12/15/15 (A)	645	649
C&S Group Enterprises
8.375%, 05/01/17 (A)	1,300	1,261
Central Garden and Pet
8.250%, 03/01/18	840	833

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chiquita Brands International
8.875%, 12/01/15	$1,435	$1,424
Constellation Brands
8.375%, 12/15/14	760	809
7.250%, 09/01/16	565	570
7.250%, 05/15/17	1,000	1,014
Cott Beverages
8.375%, 11/15/17 (A)	1,160	1,171
Dean Foods
7.000%, 06/01/16	610	570
Dole Food
13.875%, 03/15/14	386	453
8.000%, 10/01/16 (A)	205	205
Fleming
0.000%, 04/01/08 (B)	1,010	—
JBS USA
11.625%, 05/01/14	510	572
JohnsonDiversey Holdings
10.500%, 05/15/20 (A)	1,925	2,137
8.250%, 11/15/19 (A)	925	953
Michael Foods
9.750%, 07/15/18 (A)	175	180
Rite Aid
10.375%, 07/15/16	2,640	2,663
10.250%, 10/15/19	305	304
9.750%, 06/12/16	1,890	1,975
9.500%, 06/15/17	3,935	3,119
9.375%, 12/15/15	500	409
7.500%, 03/01/17	840	743
Smithfield Foods
7.750%, 07/01/17	554	529
Spectrum Brands Holdings
12.000%, 08/28/19	1,686	1,838
9.500%, 06/15/18 (A)	485	500
SuperValu
8.000%, 05/01/16	1,980	1,960
Tops Markets
10.125%, 10/15/15( A)	930	958
Viskase
9.875%, 01/15/18 (A)	75	75
9.875%, 01/15/18 (A)	1,075	1,080

		30,060

Energy — 7.9%
American Petroleum Tankers
10.250%, 05/01/15 (A)	520	521
Anadarko Petroleum
6.450%, 09/15/36	845	672
5.950%, 09/15/16	510	439
Antero Resources Finance
9.375%, 12/01/17 (A)	885	885
Aquilex Holdings
11.125%, 12/15/16 (A)	2,720	2,720
Arch Coal
8.750%, 08/01/16 (A)	2,115	2,205
Atlas Energy Operating
12.125%, 08/01/17	120	133
10.750%, 02/01/18	1,705	1,818
Aventine Renewable Energy Holdings
13.000%, 03/15/15 (A) (F) (G)	986	1,035
Basic Energy Services
11.625%, 08/01/14	1,100	1,183

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BP AMI Leasing
5.523%, 05/08/19 (A)	$1,080	$910
BP Capital Markets
3.875%, 03/10/15	775	660
Bristow Group
7.500%, 09/15/17	1,680	1,604
Chesapeake Energy
6.500%, 08/15/17	1,010	996
Cloud Peak Energy Resources
8.250%, 12/15/17 (A)	920	911
Compton Petroleum Finance
7.625%, 12/01/13	375	300
Consol Energy
8.250%, 04/01/20 (A)	1,450	1,512
8.000%, 04/01/17 (A)	1,550	1,600
Continental Resources
7.375%, 10/01/20 (A)	2,200	2,162
Copano Energy
7.750%, 06/01/18	2,600	2,457
Crosstex Energy
8.875%, 02/15/18 (A)	1,845	1,843
Denbury Resources
9.750%, 03/01/16	375	405
Drummond
9.000%, 10/15/14 (A)	810	814
Dynegy Holdings
7.750%, 06/01/19	2,440	1,687
7.625%, 10/15/26	1,115	686
7.500%, 06/01/15	1,770	1,401
El Paso
7.420%, 02/15/37	950	855
7.250%, 06/01/18	2,240	2,246
Forbes Energy Services
11.000%, 02/15/15	1,662	1,496
Forest Oil
8.500%, 02/15/14	315	328
8.000%, 12/15/11	585	609
7.250%, 06/15/19	2,075	2,002
General Maritime
12.000%, 11/15/17 (A)	770	785
Global Geophysical Services
10.500%, 05/01/17 (A)	480	461
Helix Energy Solutions Group
9.500%, 01/15/16 (A)	2,845	2,617
Hercules Offshore
10.500%, 10/15/17 (A)	905	803
Hilcorp Energy I
8.000%, 02/15/20 (A)	765	755
Holly
9.875%, 06/15/17 (A)	1,500	1,541
International Coal Group
9.125%, 04/01/18	995	995
Kerr-McGee
6.950%, 07/01/24	390	354
Key Energy Services
8.375%, 12/01/14	820	815
Linn Energy
11.750%, 05/15/17	230	261
8.625%, 04/15/20 (A)	2,460	2,518
MarkWest Energy Partners
8.750%, 04/15/18	1,005	1,015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Murray Energy
10.250%, 10/15/15 (A)	$980	$975
Newfield Exploration
7.125%, 05/15/18	4,465	4,420
6.875%, 02/01/20	1,850	1,795
NFR Energy
9.750%, 02/15/17 (A)	675	651
9.750%, 02/15/17 (A)	1,070	1,033
OPTI Canada
8.250%, 12/15/14	2,940	2,558
7.875%, 12/15/14	785	683
Parker Drilling
9.125%, 04/01/18 (A)	2,615	2,484
Penn Virginia
10.375%, 06/15/16	400	426
PetroHawk Energy
10.500%, 08/01/14	1,800	1,935
9.125%, 07/15/13	990	1,032
7.875%, 06/01/15	2,165	2,171
Petroleum Development
12.000%, 02/15/18	2,000	2,065
Pioneer Drilling
9.875%, 03/15/18 (A)	950	931
Plains Exploration & Production
10.000%, 03/01/16	85	91
7.750%, 06/15/15	75	74
7.625%, 04/01/20	325	315
7.625%, 06/01/18	675	660
7.000%, 03/15/17	1,250	1,194
Pride International
8.500%, 06/15/19	2,580	2,677
Quicksilver Resources
11.750%, 01/01/16	2,500	2,756
9.125%, 08/15/19	165	168
7.125%, 04/01/16	2,210	2,039
SandRidge Energy
9.875%, 05/15/16 (A)	1,185	1,203
8.750%, 01/15/20 (A)	2,175	2,066
8.625%, 04/01/15	1,525	1,481
Southwestern Energy
7.500%, 02/01/18	900	956
Targa Resources Partners
11.250%, 07/15/17	3,000	3,285
Tesoro
9.750%, 06/01/19	3,050	3,164
Thermon Industries
9.500%, 05/01/17 (A)	1,600	1,624
Transocean
6.000%, 03/15/18	1,105	1,017

		99,944

Financials — 12.8%
ALH Finance LLC
8.500%, 01/15/13	2,090	2,090
Alliant Holdings I
11.000%, 05/01/15 (A)	2,900	2,922
Ally Financial
8.000%, 11/01/31	3,035	2,800
8.000%, 12/31/18	1,065	980
6.875%, 08/28/12	246	247
6.750%, 12/01/14	3,713	3,592
American International Group
8.175%, 05/15/58 (D)	1,260	996

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of America
8.000%, 12/29/49 (D)	$580	$560
Bankrate
11.750%, 07/15/15 (A)	1,700	1,692
Calfrac Holdings
7.750%, 02/15/15 (A)	2,850	2,750
Cardtronics
9.250%, 08/15/13	560	566
9.250%, 08/15/13	1,445	1,459
Cemex Finance
9.500%, 12/14/16 (A)	6,025	5,814
CEVA Group
11.625%, 10/01/16 (A)	2,925	3,020
11.500%, 04/01/18 (A)	2,500	2,537
Chukchansi Economic Development Authority
4.123%, 11/15/12 (A) (D)	1,945	1,284
CIT Group
7.000%, 05/01 /16	5,481	5,002
7.000%, 05/01/13	397	380
7.000%, 05/01/17	2,764	2,487
7.000%, 05/01/14	595	561
7.000%, 05/01/15	1,115	1,029
Citigroup Capital XXI
8.300%, 12/21/57 (D)	580	565
City National Bank
9.000%, 08/12 /19	3,384	3,384
City National Capital Trust I
9.625%, 02/01/40	1,600	1,684
Credit Acceptance
9.125%, 02/01/17 (A)	2,400	2,412
E*Trade Financial PIK
12.500%, 11/30/17	1,636	1,738
Felcor Lodging
10.000%, 10/01/14 ‡	740	773
FireKeepers Development Authority
13.875%, 05/01/15 (A)	3,450	3,985
Ford Motor Credit
7.000%, 04/15/15	1,695	1,677
Ford Motor Credit LLC
12.000%, 05/15/15	860	996
8.700%, 10/01/14	1,245	1,298
8.000%, 06/01/14	1,900	1,961
8.000%, 12/15/16	2,050	2,096
7.000%, 10/01/13	550	561
Fresenius US Finance II
9.000%, 07/15/15 (A)	300	325
Genworth Financial
6.500%, 06/15/34	1,090	961
6.150%, 11/15/66 (D)	5,305	3,621
Greektown Superholdings
13.000%, 07/01/15 (A)	2,500	2,300
HBOS Capital Funding
6.071%, 06/30/49 (A) (D)	3,415	2,373
Hellas Telecommunications II
6.881%, 01/15/15 (A) (B) (D)	2,250	45
Hexion US Finance
9.750%, 11/15/14	2,519	2,380
4.936%, 11/15/14 (D)	500	413
Host Marriott LP, Ser Q
6.750%, 06/01/16 ‡	1,115	1,102

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HUB International Holdings
10.250%, 06/15/15 (A)	$360	$330
9.000%, 12/15/14 (A)	1,440	1,364
Icahn Enterprises
8.000%, 01/15/18 (A)	3,075	2,983
7.750%, 01/15/16 (A)	5,100	4,960
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (D)	1,535	984
International Lease Finance
8.750%, 03/15/17 (A)	4,445	4,212
8.625%, 09/15/15 (A)	2,360	2,236
6.375%, 03/25/13	800	750
5.650%, 06/01/14	595	528
Ironshore Holdings US
8.500%, 05/15/20 (A)	4,400	4,484
LBG Capital No..1
7.875%, 11/01/20	1,220	982
LBI Escrow
8.000%, 11/01/17 (A)	5,305	5,464
Liberty Mutual Group
7.000%, 03/15/37 (A) (D)	1,275	1,001
Lloyds Banking Group
6.267%, 11/14/16 (A)	335	172
5.920%, 09/29/49 (A) (D)	505	260
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,200	—
MBIA
5.700%, 12/01 /34	2,500	1,206
MetLife Capital Trust X
9.250%, 04/08/38 (A) (D)	3,550	3,834
National Life Insurance
10.500%, 09/15/39 (A)	990	1,170
NCO Group
11.875%, 11/15/14	800	760
Nielsen Finance
0.000%, 08/01/16 (C)	2,976	2,835
Novelis
11.500%, 02/15/15	580	606
7.250%, 02/15/15	1,655	1,597
Nuveen Investments
10.500%, 11/15/15	8,630	7,508
10.500%, 11/15/15	1,665	1,449
5.500%, 09/15/15	780	562
Ohio Casualty
7.300%, 06/15/14	905	984
Omega Healthcare Investors
7.500%, 02/15/20 ‡ (A)	3,495	3,486
Penson Worldwide
12.500%, 05/15/17 (A)	1,125	1,114
Pinnacle Foods Finance
10.625%, 04/01/17	775	808
9.250%, 04/01/15 (A)	310	316
9.250%, 04/01/15	165	168
PNC Preferred Funding Trust II
6.113%, 03/29/49 (A) (D)	2,170	1,592
Protective Life
8.450%, 10/15/39	2,800	2,988
Rabobank Nederland
11.000%, 12/31/49 (A) (D)	1,295	1,599
Radnet Management
10.375%, 04/01/18 (A)	1,065	959

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Realogy
12.375%, 04/15/15	$875	$661
10.500%, 04/15/14	1,470	1,246
Regions Financing Trust II
6.625%, 05/15/47 (D)	469	358
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	2,090	1,750
4.136%, 02/01/14 (A) (D)	645	514
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,339
Symetra Financial
6.125%, 04/01/16 (A)	635	639
Unitrin
6.000%, 05/15/17	1,025	1,010
USI Holdings
9.750%, 05/15/15 (A)	3,619	3,320
Ventas Realty L.P.
9.000%, 05/01/12 ‡	675	714
6.750%, 04/01/17 ‡	850	860
Wind Acquisition Holdings Finance
12.250%, 07/15/17 (A)	1,460	1,329
XL Capital
6.500%, 12/31/49 (D)	670	462
Yankee Acquisition, Ser B
9.750%, 02/15/17	1,215	1,236
8.500%, 02/15/15	1,370	1,385
Zions Bancorporation
5.650%, 05/15/14	200	189

		162,681

Health Care — 8.2%
Accellent
10.500%, 12/01/13	820	808
8.375%, 02/01/17 (A)	1,700	1,666
Alion Science and Technology
12.000%, 11/01/14 (A)	2,606	2,606
American Renal Holdings
8.375%, 05/15/18 (A)	1,620	1,604
Apria Healthcare Group
12.375%, 11/01/14 (A)	5,680	6,063
Bausch & Lomb
9.875%, 11/01/15	1,745	1,793
Biomet
11.625%, 10/15/17	4,925	5,331
10.375%, 10/15/17	5,130	5,515
10.000%, 10/15/17	2,045	2,198
BioScrip
10.250%, 10/01/15 (A)	4,340	4,297
Catalent Pharma Solutions
9.500%, 04/15/15	6,060	5,772
DJO Finance
10.875%, 11/15 /14	2,720	2,856
HCA
9.875%, 02/15/17	160	172
9.625%, 11/15/16	7,331	7,844
9.250%, 11/15/16	3,405	3,618
8.500%, 04/15/19	2,160	2,290
7.875%, 02/15/20	1,345	1,384
Health Management Associates
6.125%, 04/15/16	1,055	1,000
Healthsouth
8.125%, 02/15/20	2,870	2,820

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Inverness Medical Innovations
9.000%, 05/15/16	$3,630	$3,639
Lantheus Medical Imaging
9.750%, 05/15/17 (A)	2,665	2,638
Mylan
7.875%, 07/15/20 (A)	1,305	1,331
7.625%, 07/15/17 (A)	3,130	3,192
Novasep Holding SAS
9.750%, 12/15/16 (A)	780	766
Omnicare
7.750%, 06/01/20	3,375	3,442
PharmaNet Development Group
10.875%, 04/15/17 (A)	2,490	2,428
Phibro Animal Health
10.000%, 08/01/13 (A)	100	105
9.250%, 07/01/18 (A)	1,650	1,642
Radiation Therapy Services
9.875%, 04/15/17 (A)	1,600	1,536
ReAble Therapeutics Finance
11.750%, 11/15/14	2,732	2,787
Select Medical
7.625%, 02/01/15	4,435	4,169
Surgical Care Affiliates
8.875%, 07/15/15 (A)	1,254	1,233
Talecris Biotherapeutics Holdings
7.750%, 11/15/16 (A)	1,435	1,528
Tenet Healthcare
10.000%, 05/01/18 (A)	95	105
9.250%, 02/01/15	1,265	1,306
8.875%, 07/01/19 (A)	370	392
United Surgical Partners International PIK
9.250%, 05/01/17	1,130	1,130
Universal Hospital Services
8.500%, 06/01/15	640	630
US Oncology
9.125%, 08/15/17	1,445	1,485
US Oncology Holdings
6.427%, 03/15/12 (D)	1,147	1,067
Vanguard Health Holding II
8.000%, 02/01/18	2,640	2,534
VWR Funding PIK
10.250%, 07/15/15	5,555	5,610

		104,332

Industrials — 9.9%
ACCO Brands
10.625%, 03/15/15	3,095	3,358
7.625%, 08/15/15	820	754
Actuant
6.875%, 06/15/17	2,000	1,950
Aleris International
0.000%, 12/15/16 (B)	1,800	16
Aleris International PIK
4.414%, 12/15/14 (B)	725	5
Alliant Techsystems
6.750%, 04/01/16	3,015	2,955
Allison Transmission
11.000%, 11/01/15 (A)	900	943
America West Airlines 2000-1 Pass Through Trust
8.057%, 07/02/20	2,341	2,294

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Airlines
13.000%, 08/01/16	$2,782	$3,060
American Axle & Manufacturing
7.875%, 03/01/17	1,510	1,310
American Tire Distributors
9.750%, 06/01/17 (A)	515	516
Ames True Temper
10.000%, 07/15/12	1,005	980
4.303%, 01/15/12 (D)	1,610	1,530
Amsted Industries
8.125%, 03/15/18 (A)	775	773
ArvinMeritor
10.625%, 03/15/18	445	472
8.125%, 09/15/15	675	648
Associated Materials
11.250%, 03/01/14 (C)	830	847
9.875%, 11/15/16	415	445
Atrium PIK
15.000%, 12/15/12 (A) (B)	1,625	24
Baker & Taylor
11.500%, 07/01/13 (A)	950	696
Baldor Electric
8.625%, 02/15/17	390	404
Belden
9.250%, 06/15/19 (A)	610	644
Case New Holland
7.875%, 12/01/17 (A)	1,970	1,985
7.750%, 09/01/13	410	419
Casella Waste Systems
11.000%, 07/15/14 (A)	170	184
9.750%, 02/01/13	1,030	1,030
Cemex Espana Luxembourg
9.250%, 05/12/20 (A)	174	151
Chart Industries
9.125%, 10/15/15	1,600	1,604
Clean Harbors
7.625%, 08/15/16	535	550
Coleman Cable
9.000%, 02/15/18 (A)	4,965	4,742
Complete Production Services
8.000%, 12/15/16	350	342
Continental Airlines
7.339%, 04/19/14	1,151	1,186
Continental Airlines 2000-1 Class B Pass Through Trust
8.388%, 11/01/20	1,043	988
Corrections Corp of America
7.750%, 06/01/17	475	493
CPM Holdings
10.625%, 09/01/14 (A)	655	692
DAE Aviation Holdings
11.250%, 08/01/15 (A)	870	861
Delta Air Lines
12.250%, 03/15/15 (A)	4,200	4,484
DynCorp International
10.375%, 07/01/17 (A)	4,010	4,020
Esco
8.625%, 12/15/13 (A)	95	94
4.132%, 12/15/13 (A) (D)	375	343
Express
8.750%, 03/01/18 (A)	700	712

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
General Cable
7.125%, 04/01/17	$1,050	$1,039
Geo Group
7.750%, 10/15/17 (A)	700	705
Global Aviation Holdings
14.000%, 08/15/13 (A)	2,750	2,846
Goodman Global Group
0.000%, 12/15/14 (A) (H)	4,400	2,684
Harland Clarke Holdings
9.500%, 05/15/15	3,530	3,212
6.000%, 05/15/15 (D)	865	699
Intcomex
13.250%, 12/15/14 (A)	3,250	3,352
Interface
11.375%, 11/01/13	400	448
9.500%, 02/01/14	131	135
Interline Brands
8.125%, 06/15/14	570	571
International Wire Group
9.750%, 04/15/15 (A)	975	965
Iron Mountain
8.375%, 08/15/21	1,070	1,091
K Hovnanian Enterprises
7.500%, 05/15/16	580	406
6.250%, 01/15/15	780	569
Kansas City Southern de Mexico
12.500%, 04/01/16	144	172
8.000%, 02/01/18 (A)	615	637
Koppers
7.875%, 12/01/19	1,620	1,636
Kratos Defense & Security Solutions
10.000%, 06/01/17 (A)	1,250	1,269
Manitowoc
9.500%, 02/15/18	1,450	1,450
Masco
7.125%, 03/15/20	500	485
McJunkin Red Man
9.500%, 12/15/16 (A)	665	645
Neenah Foundary
9.500%, 01/01/17 (B)	400	187
Niska Gas Storage US
8.875%, 03/15/18 (A)	1,085	1,101
Oshkosh
8.250%, 03/01/17	900	936
Ply Gem Industries
13.125%, 07/15/14 (A)	1,120	1,134
Quality Distribution
11.750%, 11/01/13	837	791
RailAmerica
9.250%, 07/01/17	575	602
RBS Global and Rexnord
11.750%, 08/01/16	860	897
8.500%, 05/01/18 (A)	2,375	2,304
Reynolds Group Issuer
8.500%, 05/15/18 (A)	2,240	2,198
7.750%, 10/15/16 (A)	4,825	4,717
Sabine Pass LNG L.P.
7.500%, 11/30/16 (A)	680	566
7.500%, 11/30/16	4,560	3,796
Sequa
11.750%, 12/01/15 (A)	1,745	1,688

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ServiceMaster
10.750%, 07/15/15 (A)	$4,305	$4,456
7.450%, 08/15/27	1,500	1,118
7.250%, 03/01/38	1,195	837
7.100%, 03/01/18	1,260	1,058
Spirit Aerosystems
7.500%, 10/01/17	745	730
SPX
7.625%, 12/15/14	1,190	1,223
Susser Holdings
8.500%, 05/15/16 (A)	990	990
syncreon Global Ireland
9.500%, 05/01/18 (A)	1,937	1,869
Terex
10.875%, 06/01/16	950	1,023
8.000%, 11/15/17	3,805	3,519
Thermadyne Holdings
9.500%, 02/01/14	860	871
Ticketmaster Entertainment
10.750%, 08/01/16	4,890	5,269
Trimas
9.750%, 12/15/17 (A)	555	562
Triumph Group
8.625%, 07/15/18 (A)	310	316
8.000%, 11/15/17	120	114
UAL Pass Through Trust Series 2000-1
8.030%, 07/01/11	563	842
UCI Holdings
8.537%, 12/15/13 (D)	1,177	1,141
United Air Lines
12.000%, 11/01/13 (A)	1,520	1,581
9.125%, 01/15/12 (B)	1,075	—
United Air Lines, Ser 95A1
9.560%, 10/19/18 (B)	560	213
9.020%, 04/19/12 (B)	357	89
United Air Lines, Ser A
0.000%, 05/01/04 (B)	525	—
USG
9.750%, 08/01/14 (A)	225	234
Wyle Services
10.500%, 04/01/18 (A)	1,745	1,736

		125,228

Information Technology — 7.0%
Activant Solutions
9.500%, 05/01/16	1,645	1,563
Aeroflex
11.750%, 02/15/15	1,465	1,568
Amkor Technology
9.250%, 06/01/16	2,775	2,907
7.375%, 05/01/18 (A)	2,170	2,105
Aspect Software
10.625%, 05/15/17 (A)	2,035	2,035
Avaya
10.125%, 11/01/15	728	680
9.750%, 11/01/15	665	623
Brocade Communications Systems
6.875%, 01/15/20 (A)	440	436
6.625%, 01/15/18 (A)	440	437
Compucom Systems
12.500%, 10/01/15 (A)	3,775	3,973
Equinix
8.125%, 03/01/18	1,900	1,943

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
First Data
11.250%, 03/31/16	$600	$369
10.550%, 09/24/15	1,800	1,319
9.875%, 09/24/15	1,900	1,425
9.875%, 09/24/15	7,355	5,590
Freescale Semiconductor
10.125%, 03/15/18 (A)	400	408
10.125%, 12/15/16	2,135	1,708
9.250%, 04/15/18 (A)	5,625	5,555
GXS Worldwide
9.750%, 06/15/15 (A)	10,150	9,693
Innophos
8.875%, 08/15/14	2,440	2,513
Iron Mountain
8.750%, 07/15/18	1,020	1,053
JDA Software Group
8.000%, 12/15/14 (A)	915	920
MagnaChip Semiconductor
10.500%, 04/15/18 (A)	4,115	4,187
NXP Funding LLC
10.000%, 07/15/13 (A)	489	511
9.500%, 10/15/15	1,450	1,214
7.875%, 10/15/14	3,655	3,353
Open Solutions
9.750%, 02/01/15 (A)	4,200	3,150
Sabre Holdings
8.350%, 03/15/16	1,675	1,600
Sanmina-SCI
8.125%, 03/01/16	825	812
Smart Modular Technologies
5.791%, 04/01/12 (D)	670	640
SSI Investments II
11.125%, 06/01/18 (A)	520	528
Stratus Technologies
12.000%, 03/29/15 (A)	2,300	2,004
Sungard Data Systems
10.250%, 08/15/15	4,503	4,649
9.125%, 08/15/13	3,004	3,053
Terremark Worldwide
12.000%, 06/15/17	2,475	2,784
Travelport LLC
9.875%, 09/01/14	1,115	1,118
Unisys
14.250%, 09/15/15 (A)	1,540	1,779
12.750%, 10/15/14 (A)	6,085	6,800
Viasat
8.875%, 09/15/16	565	575
Zayo Group
10.250%, 03/15/17 (A)	965	984

		88,564

Materials — 6.8%
AK Steel
7.625%, 05/15/20	1,283	1,245
Algoma Acquisition
9.875%, 06/15/15 (A)	1,255	1,067
Appleton Papers
10.500%, 06/15/15 (A)	940	888
Ashland
9.125%, 06/01/17	2,265	2,480
Berry Plastics
10.250%, 03/01/16	2,200	1,920
9.500%, 05/15/18 (A)	1,601	1,465

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
8.875%, 09/15/14	$465	$448
Boise Paper Holdings
9.000%, 11/01/17 (A)	2,270	2,338
BWAY Holding
10.000%, 06/15/18 (A)	1,125	1,173
Cascades
7.875%, 01/15/20	1,320	1,313
Century Aluminum
8.000%, 05/15/14	889	838
CF Industries
7.125%, 05/01/20	780	799
6.875%, 05/01/18	4,825	4,909
Clearwater Paper
10.625%, 06/15/16	790	870
CPG International I
10.500%, 07/01/13	1,865	1,856
Crown Americas
7.625%, 05/15/17 (A)	515	533
Domtar
10.750%, 06/01/17	2,700	3,240
9.500%, 08/01/16	275	307
Essar Steel Algoma
9.375%, 03/15/15 (A)	115	109
FMG Finance Property Ltd.
10.625%, 09/01/16 (A)	3,690	4,059
Georgia-Pacific LLC
8.250%, 05/01/16 (A)	1,890	2,015
8.000%, 01/15/24	1,690	1,791
7.125%, 01/15/17 (A)	4,980	5,080
7.000%, 01/15/15 (A)	1,155	1,167
Graham Packaging
9.875%, 10/15/14	1,950	1,994
8.250%, 01/01/17 (A)	95	94
Graphic Packaging International
9.500%, 06/15/17	1,265	1,322
Headwaters
11.375%, 11/01/14	835	843
Huntsman International
8.625%, 03/15/20 (A)	1,705	1,577
7.875%, 11/15/14	2,175	2,099
7.375%, 01/01/15	415	388
5.500%, 06/30/16 (A)	685	599
Ineos Finance
9.000%, 05/15/15 (A)	2,840	2,833
Intertape Polymer
8.500%, 08/01/14	710	575
Lyondell Chemical
11.000%, 05/01/18	2,216	2,377
MacDermid
9.500%, 04/15/17 (A)	1,320	1,320
Millar Western Forest Products
7.750%, 11/15/13	685	589
NewPage
11.375%, 12/31/14	2,565	2,328
Noranda Aluminium Acquisition PIK
5.370%, 05/15/15 (D)	2,559	1,970
Packaging Dynamics Finance
10.000%, 05/01/16 (A)	1,020	852
PE Paper Escrow GmbH
12.000%, 08/01/14 (A)	520	571
PH Glatfelter
7.125%, 05/01/16 (A)	250	244

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.125%, 05/01/16	$905	$882
Plastipak Holdings
10.625%, 08/15/19 (A)	590	655
Pregis
12.375%, 10/15/13	2,081	2,058
Reichhold Industries
9.000%, 08/15/14 (A)	1,969	1,733
Ryerson
12.000%, 11/01/15	1,215	1,248
Sealed Air
7.875%, 06/15/17 (A)	1,120	1,171
Solo Cup
10.500%, 11/01/13	715	739
8.500%, 02/15/14	925	830
Solutia
8.750%, 11/01/17	1,405	1,461
7.875%, 03/15/20	865	863
Standard Steel
12.000%, 05/01/15 (A)	2,650	2,729
Steel Dynamics
7.750%, 04/15/16	1,200	1,206
7.625%, 03/15/20 (A)	785	781
Teck Resources
10.250%, 05/15/16	110	130
Verso Paper Holdings
11.500%, 07/01/14	1,280	1,379
9.125%, 08/01/14	2,910	2,779
Verso Paper Holdings
11.375%, 08/01/16	960	818
Vitro
9.125%, 02/01/17 (B)	1,045	481

		86,428

Telecommunication Services — 7.2%
Angel Lux Common
8.875%, 05/01/16 (A)	1,335	1,372
Citizens Communications
6.625%, 03/15/15	980	946
Clearwire Communications
12.000%, 12/01/15 (A)	6,370	6,314
12.000%, 12/01/15 (A)	3,255	3,243
Cricket Communications
10.000%, 07/15/15	1,050	1,097
9.375%, 11/01/14	1,050	1,066
Crown Castle International
9.000%, 01/15/15	2,505	2,649
Digicel
12.000%, 04/01/14 (A)	500	559
Digicel Group
10.500%, 04/15/18 (A)	1,195	1,232
8.875%, 01/15/15 (A)	785	767
8.250%, 09/01/17 (A)	1,295	1,282
GCI
8.625%, 11/15/19 (A)	2,340	2,334
Global Crossing
12.000%, 09/15/15 (A)	1,370	1,452
Inmarsat Finance
7.375%, 12/01/17 (A)	2,125	2,173
Intelsat
9.250%, 06/15/16	350	368
Intelsat Jackson Holding
11.250%, 06/15/16	3,475	3,701
9.500%, 06/15/16	1,270	1,333

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
8.500%, 11/01/19 (A)	$1,355	$1,369
Intelsat Luxembourg
11.500%, 02/04/17	3,427	3,419
11.250%, 02/04/17 (C)	3,000	3,037
Intelsat Subsidiary Holding
8.875%, 01/15/15 (A)	320	324
8.875%, 01/15/15	1,775	1,804
ITC Deltacom
10.500%, 04/01/16 (A)	690	662
Level 3 Financing
10.000%, 02/01/18 (A)	3,320	2,938
4.140%, 02/15/15 (D)	125	97
MetroPCS Wireless
9.250%, 11/01/14	1,945	2,003
NII Capital
10.000%, 08/15/16	2,390	2,515
Orascom Telecom Finance
7.875%, 02/08/14 (A)	1,800	1,651
PAETEC Holding
9.500%, 07/15/15	1,830	1,780
8.875%, 06/30/17	1,515	1,515
Primus Telecommunications Holding
13.000%, 12/15/16 (A)	818	814
Qwest
7.500%, 06/15/23	1,015	972
7.250%, 09/15/25	350	336
7.250%, 10/15/35	1,200	1,101
6.875%, 09/15/33	225	206
Qwest Communications International, Ser B
7.500%, 02/15/14	2,135	2,140
Sable International Finance
7.750%, 02/15/17 (A)	1,085	1,090
Sprint Capital
8.750%, 03/15/32	2,655	2,536
6.900%, 05/01/19	2,965	2,683
Telcordia Technologies
11.000%, 05/01/18 (A)	5,295	5,030
Telesat Canada
12.500%, 11/01/17	760	851
11.000%, 11/01/15	860	929
tw telecom holdings inc
8.000%, 03/01/18 (A)	1,585	1,617
Virgin Media Finance PLC
9.500%, 08/15/16	2,540	2,683
8.375%, 10/15/19	1,800	1,823
West
11.000%, 10/15/16	2,830	2,880
9.500%, 10/15/14	1,000	1,005
Wind Acquisition Finance
12.000%, 12/01/09 (A)	2,335	2,417
11.750%, 07/15/17 (A)	2,913	2,985
Windstream
8.625%, 08/01/16	1,920	1,944

		91,044

Utilities — 2.6%
AES
9.750%, 04/15/16	1,745	1,876
8.000%, 10/15/17	475	482
8.000%, 06/01/20	755	759
7.750%, 03/01/14	50	51

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Calpine Generating
14.320%, 04/01/11 (B) (D)	$1,600	$204
Edison Mission Energy
7.625%, 05/15/27	1,400	794
7.500%, 06/15/13	155	133
7.000%, 05/15/17	350	224
Elwood Energy
8.159%, 07/05/26	808	764
Energy Future Holdings
10.875%, 11/01/17	3,445	2,549
10.000%, 01/15/20 (A)	395	393
6.500%, 11/15/24	1,055	475
Ferrellgas Partners
9.125%, 10/01/17 (A)	2,100	2,189
6.750%, 05/01/14	1,250	1,225
Mirant (Escrow Security)
0.000%, 07/15/04 (B)	450	5
0.000%, 10/15/49 (B)	50	—
Mirant Americas Generation LLC
8.500%, 10/01/21	1,195	1,111
Mirant North America LLC
7.375%, 12/31/13	600	614
North American Energy Alliance
10.875%, 06/01/16 (A)	1,100	1,133
NRG Energy
8.500%, 06/15/19	2,185	2,220
7.375%, 01/15/17	3,790	3,752
7.375%, 02/01/16	1,490	1,483
Public Service of New Mexico
7.950%, 05/15/18	2,600	2,739
Puget Sound Energy
6.974%, 06/01/67 (D)	905	829
Texas Competitive Electric Holdings
10.250%, 11/01/15	2,950	1,947
TXU, Ser P
5.550%, 11/15/14	1,015	721
TXU, Ser R
6.550%, 11/15/34	2,210	983
United Maritime Group
11.750%, 06/15/15 (A)	4,200	3,969

		33,624

Total Corporate Obligations (Cost $1,036,585) ($ Thousands)		1,056,098

LOAN PARTICIPATIONS — 6.4%
Advantage Sales
8.500%, 04/15/17	1,600	1,580
Affinion Group
7.641%, 03/01/12	4,690	4,368
Allison Transmission
3.110%, 08/07/14	274	249
3.050%, 08/07/14	114	103
American General Finance
7.250%, 04/08/15	1,860	1,807
Asurion, 2nd Lien
4.350%, 07/03/15	2,200	2,145
Boston Generating, 2nd Lien
4.540%, 06/20/14	700	135
Boston Generating, Mezzanine
7.290%, 12/20/16	211	5

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CDW
4.350%, 10/12/14	$995	$869
Central Parking
2.563%, 05/22/14	608	514
Central Parking, 1st Lien
2.813%, 05/22/14	1,437	1,240
CF Industries Holdings, Term Loan B-1
4.500%, 04/05/15	1,386	1,386
Chester Downs
12.375%, 12/31/49	557	553
CIT Group, Term Loan A-2
9.500%, 01/20/12	3,713	3,779
CIT Group, Tranche A
0.000%, 01/20/12	280	285
Claire’s Stores
3.040%, 05/27/14	1,561	1,286
Clear Channel
4.004%, 01/29/16	318	242
DAE Aviation Holdings, Tranche B-1
4.090%, 07/31/14	125	112
DAE Aviation Holdings, Tranche B-1
4.090%, 07/31/14	235	210
DAE Aviation Holdings, Tranche B-2
4.090%, 09/27/14	350	312
Dana, Term B Loan
0.000%, 01/31/15	60	58
Dex Media West
7.500%, 10/24/14	93	84
Dex Media West
7.500%, 10/24/14	1,193	1,070
Dex Media West, Term Loan D-2
9.250%, 06/30/11	1,026	917
DynCorp
0.000%, 07/05/16	1,600	1,568
Federal Mogul
2.288%, 12/29/14	1,220	1,064
Federal Mogul, Term C Loan
2.288%, 12/28/15	622	543
First Data, Initial Tranche B-1
3.097%, 09/24/14	949	799
3.040%, 09/24/14	47	40
First Data, Initial Tranche B-2
3.097%, 09/24/14	326	274
Gambro Aktiebolag
7.054%, 11/24/16	1,014	765
5.186%, 05/24/16	922	789
Georgia Pacific
2.538%, 12/20/12	213	205
2.533%, 12/20/12	27	27
Greektown Casino
0.000%, 12/03/12 (B)	614	667
Greektown Casino DIP, Revolving Credit
0.000%, 09/30/10	114	—
Greektown Casino DIP, Term A Loan
0.000%, 09/30/10	1,086	1,097
Greektown Casino, Incremental Term Loan
0.000%, 12/03/12 (B)	36	39
Green Valley Ranch Gaming, 2nd Lien
3.507%, 08/06/14 (B)	2,000	50

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Guitar Center
3.850%, 10/09/13	$1,833	$1,616
Harrah’s Operating
3.316%, 01/28/15	1,240	1,029
3.290%, 01/28/15	14	11
Harrah’s Operating
9.500%, 01/28/15	2,985	2,981
Hexion Specialty Chemicals, Term Loan C-1
2.563%, 05/05/13	1,211	1,101
Hexion Specialty Chemicals, Term Loan C-2
2.813%, 05/05/13	461	419
Iasis Healthcare
5.588%, 06/13/14	3,113	2,770
Ineos Group, Term Loan B-2
7.500%, 12/16/13	1,298	1,243
Ineos Group, Term Loan C-2
8.000%, 12/16/14	1,488	1,425
Infor Enterprise Solutions, 2nd Lien
0.000%, 03/02/14	781	569
Infor Enterprise Solutions, 2nd Lien
0.000%, 03/02/14	286	209
Infor Global Enterprise Solutions
6.597%, 03/02/14	917	668
Infor Global Solutions
8.360%, 08/29/14	3,305	1,272
0.000%, 07/28/12	573	531
0.000%, 08/29/14	518	200
Infor Global Solutions, 2nd Lien
6.597%, 03/02/14	1,583	1,154
Integra Telecom Inc
9.250%, 04/07/15	230	230
Intelsat Jackson Holding
2.804%, 02/01/14	2,100	1,869
Jacuzzi
2.574%, 02/14/14	1,037	845
2.543%, 02/14/14	2	2
2.540%, 02/07/14	54	44
Landry’s Restaurants
6.351%, 05/13/11	1,565	1,569
Metroflag, 2nd Lien
14.000%, 01/06/09 (B)	300	—
Nuveen Investments, 2nd Lien
12.500%, 11/09/14	690	716
12.500%, 07/31/15	595	618
Open Link Financial
10.250%, 11/06/15	2,250	2,340
OSI Restaurant Partners
2.625%, 06/14/13	68	59
2.625%, 06/14/14	3,669	3,138
0.356%, 06/14/13	184	158
0.000%, 06/14/14	70	60
PQ
6.850%, 06/14/14	1,297	1,172
ProQuest, 2nd Lien
6.100%, 02/09/15	1,200	1,104
Realogy
3.294%, 10/13/13	495	417
3.292%, 10/13/13	527	444
Rexnord, Term B Loan
7.538%, 03/01/13	2,261	1,470

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Reynold, 1st Lien
6.250%, 10/24/12	$1,491	$1,481
Rite Aid
9.500%, 06/01/15	827	837
Sabre Holdings
2.338%, 09/30/14	441	391
Sabre, Initial Term Loan
2.354%, 09/30/14	778	690
Simmons Holdco Unsecured
0.000%, 02/15/12	1,635	—
Targa Resources
5.348%, 02/09/15	2,156	1,828
Texas Competitive Electric Holdings,
Term Loan B-2
4.066%, 10/10/14	5,062	3,737
4.033%, 10/10/14	56	41
3.874%, 10/10/14	3,537	2,611
3.850%, 10/10/14	795	587
Texas Competitive Electric Holdings,
Term Loan B-3
4.033%, 10/10/14	2	1
3.850%, 10/10/14	379	278
Tronox DIP, Term Loan B-1
9.000%, 06/01/10	682	687
Tronox DIP, Term Loan B-2
9.000%, 06/01/10	183	185
Wide Open West Finance
6.600%, 06/27/15	1,369	1,195
Wide Open West Finance, 2nd Lien
6.624%, 06/27/15	710	619
0.000%, 06/27/15	475	414
OSI Restaurant Partners
2.787%, 06/14/14 (D)	105	90
Zuffa
7.500%, 06/18/15	1,741	1,741

Total Loan Participations
(Cost $82,431) ($ Thousands)		82,102

COLLATERALIZED DEBT OBLIGATION — 2.8%

Rated Debt — 2.4%
ACAS Business Loan Trust , Ser 2007- 2A , Cl A
0.836%, 11/18/09 (A) (D)	1,032	908
ACAS CLO, Ser 2007-1A, Cl A1J
0.615%, 04/20/21 (A) (D)	3,150	2,425
Applebee’s Enterprises
6.427%, 12/20/37 (A)	3,845	3,585
CIFC Funding, Ser 2007-3A, Cl B
1.566%, 07/26/21 (A) (D)	2,500	1,317
CIT CLO, Ser 2007-1A, Cl E
5.539%, 06/20/21 (D)	800	320
CIT CLO, Ser 2007-1A, Cl D
2.539%, 06/20/21 (A) (D)	2,800	1,316
De Meer Middle Market CLO, Ser 2006-1A, Cl B
0.705%, 10/20/18 (A) (D)	1,029	813

Description	Face Amount ($Thousands)/Shares	Market Value ($ Thousands)
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	$1,169	$1,080
Emporia Preferred Funding, Cl C
1.213%, 04/23/21 (A) (D)	1,708	1,076
FM Leveraged Capital Fund, Cl D
2.045%, 11/15/20 (A) (D)	694	347
FM Leveraged Capital Fund, Cl B
0.915%, 11/15/20 (A) (D)	3,157	2,021
Grayson CLO, Cl A1B
0.704%, 11/01/21 (A) (D)	3,316	2,056
Peritus I CDO, Ser 2005-1A, Cl C
9.000%, 05/24/15 (A)	12,517	7,510
Rockwall CDO, Cl A1LA
0.644%, 08/01/21 (A) (D)	5,810	4,067
Stone Tower CDO, Cl A1LA
0.828%, 01/29/20 (A) (D)	1,647	1,350
Waterfront CLO, Ser 2007-1A, Cl A2
0.703%, 08/02/20 (A) (D)	1,181	886

		31,077

Equity — 0.4%
ARES CLO, Ser 2007-1A, Cl SUB
0.000%, 04/16/21 (A)	3,800	1,159
Connecticut Valley Structured Credit CDO, Ser 2006-3A, Cl NOTE
0.000%, 03/23/23 (A)	2,200	11
De Meer Middle Market CLO,
Ser 2006-1A, Cl INC
0.000%, 10/20/18 (A)	3,366	1,178
Duane Street CLO, Ser 2007-5A, Cl SN
0.000%, 10/14/21 (A)	3,300	990
Gleneagles CLO, Ser AI * (D)	7	650
Peritus I CDO, Ser 2007-1A *	3,750	750
Rockwall Investors CDO * (A) (D)	4,000	360

		5,098

Total Collateralized Debt Obligation
(Cost $51,373) ($ Thousands)		36,175

PREFERRED STOCK — 0.7%
Ally Financial (A)	1	540
Axis Capital Holdings	13	1,061
BlackRock Insured Municipal Income
Trust (D)	14	1,141
BlackRock Municipal Income Trust (D)	42	3,445
BlackRock MuniVest Fund (D)	13	1,058
BlackRock MuniYield Insured Fund (D)	11	872
Dana *	5	345

Total Preferred Stock
(Cost $7,827) ($ Thousands)		8,462

COMMON STOCK — 0.6%
Aventine Renewable Energy Holding *
(A) (F) (G)	61,019	2,013
Dana Holding *	64,570	646
Dex One *	32,547	618
LyondellBasell Industries, Cl A *	121,235	1,958
LyondellBasell Industries, Cl B *	111,286	1,797
Shreveport Gaming Holding	13,948	101

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Solutia *	186	$3
UAL *	35	1
VSS AHC, Cl A * (F) (G)	38,453	459
World Color Press *	12,780	143

Total Common Stock (Cost $9,784) ($ Thousands)		7,739

CONVERTIBLE BONDS — 0.4%
DryShips
5.000%, 12/01/14	$575	432
Hologic CV to 25.9110
2.000%, 12/15/37 (C)	720	613
Leap Wireless International CV to 10.729
4.500%, 07/15/14	627	525
Liberty Media CV to 16.7764
3.750%, 02/15/30	540	260
Liberty Media CV to 22.94686
4.000%, 11/15/29	375	192
Lions Gate Entertainment CV to 86.9565
2.938%, 10/15/24	1,124	1,099
Live Nation Entertainment
2.875%, 07/15/27	454	377
Mirant
0.000%, 07/15/49 (B)	1,150	—
Mirant CV to 14.7167
0.000%, 06/15/21 (B)	2,200	4
Standard Pacific
6.000%, 10/01/12	790	705
Vector Group
3.875%, 06/15/26 (D)	415	450

Total Convertible Bonds (Cost $4,513) ($ Thousands)		4,657

	Number of Warrants
WARRANTS — 0.0%
Atrium, Expires *	706	—

Grande Communications, Expires 2011 *	850	—

World Color Press, Expires 2014 *	28,804	30

Total Warrants (Cost $458) ($ Thousands)		30

AFFILIATED PARTNERSHIP — 0.00%
SEI Liquidity Fund, L.P., 0.240% (I)† **	6,082	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 5.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%† **	74,534,797	$74,535

Total Cash Equivalent (Cost $74,535) ($ Thousands)		74,535

Total Investments — 100.0% (Cost $1,267,512) ($ Thousands) ††		$1,269,804

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2010

A summary of outstanding swap

agreements held by the Fund at June 30, 2010, is as follows:

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Barclays Bank PLC	CDX.NA.HY.SERIES 13 12/14	BUY	5.00	12/20/14	14,355	$(505)

						$(505)

Percentages are based on a Net Assets of $1,269,719 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Security in default on interest payments.

(C)	Step Bonds-The rate reflected on the Schedule of Investments is the effective yield on June 30, 2010. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of June 30, 2010. The date reported on the Schedule of Investments is the next reset date.

(E)	This security or a partial position of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $— ($ Thousands).

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2010 was $3,991 ($ Thousands) and represented 0.31% of Net Assets.

(G)	Security considered illiquid and restricted. The total market value of such securities as of June 30, 2010 was $3,991 ($ Thousands) and represented 0.31% of Net Assets.

(H)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2010 was $6 ($ Thousands).

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LTD — Limited

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $O or have been rounded to $O

††	At June 30, 2010, the tax basis cost of the Fund’s investments was $1,267,512 ($ Thousands), and the unrealized appreciation and depreciation were $59,680 ($ Thousands) and $(57,388) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2010

A summary of restricted securities held by the Fund as of June 30, 2010, is as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine Renewable Energy Holdings	986	04/17/10	04/17/10	$912	$1,035	0.08%
Aventine Renewable Energy Holdings	61,019	03/31/10	03/31/10	2,285	2,013	0.16
Aventine Renewable Escrow	2,750	03/31/10	03/31/10	—	369	0.03
Quebecore Media	1,915	09/24/09	09/24/09	—	115	—
VSS AHC, Cl A	38,453	10/08/09	10/08/09	485	459	0.04

				$3,682	$3,991	0.31%

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,043,631	$12,467	$1,056,098
Collateralized Debt Obligation	—	4,665	31,510	36,175
Preferred Stock	—	1,601	6,861	8,462
Common Stock	5,165	—	2,574	7,739
Convertible Bonds	—	4,653	4	4,657
Warrants	—	30	—	30
Loan Participations	—	69,132	12,970	82,102
Affiliated Partnership	—	6	—	6
Cash Equivalent	74,535	—	—	74,535

Total Investments in Securities	$79,700	$1,123,718	$66,386	$1,269,804

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swap*	$—	$(505)	$—	$(505)

*	Swaps are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Collateralized Debt Obligations	Preferred Stock	Common Stock	Convertible Bonds	Loan Participations
Beginning balance as of October 1, 2009	$3,544	$36,616	$—	$279	$4	$20,916
Accrued discounts/premiums	85	(474)	—	—	—	249
Realized gain/(loss)	93	(6,463)	548	(35)	—	458
Change in unrealized appreciation/(depreciation)	516	47,114	(273)	(143)	—	1,656
Net purchases/sales	(18)	(52,793)	6,586	—	—	(11,952)
Net transfer in and/or out of Level 3	8,247	7,510	—	2,473	—	1,643

Ending balance as of June 30, 2010	$12,467	$31,510	$6,861	$2,574	$4	$12,970

Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$200	$3,410	$995	$(143)	$—	$320

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Real Return Fund

June 30, 2010

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.1%
U.S. Treasury Bond TIPS
3.500%, 01/15/11	$675	$860
3.000%, 07/15/12	9,450	12,189
2.375%, 04/15/11 to 01/15/17	11,425	13,159
2.000%, 04/15/12 to 01/15/16	73,275	87,861
1.875%, 07/15/13	13,220	16,598
1.625%, 01/15/15	29,325	35,344
1.250%, 04/15/14	15,200	16,347
0.625%, 04/15/13 (A)	23,575	24,816

Total U.S. Treasury Obligations (Cost $204,921) ($ Thousands)		207,174

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%† *	1,193,216	1,193

Total Cash Equivalent (Cost $1,193) ($ Thousands)		1,193

AFFILIATED PARTNERSHIP — 4.6%
SEI Liquidity Fund, L.P., 0.240% (B) †† *	9,655,728	9,656

Total Affiliated Partnership (Cost $9,656) ($ Thousands)		9,656

Total Investments — 104.3% (Cost $215,770) ($ Thousands) †		$218,023

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(83)	Sep-2010	$(9)

For the period ended June 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on a Net Assets of $209,113 ($ Thousands).

*	Rate shown is the 7-day effective yield as of June 30, 2010.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $9,440 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2010 was $9,656 ($ Thousands).

Cl	— Class
L.P.	— Limited Partnership
TIPS	— Treasury Inflation Protected Security

Amounts designated as “—” are $O or have been rounded to $O

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $215,770 ($ Thousands), and the unrealized appreciation and depreciation were $2,507 ($ Thousands) and $(254) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Real Return Fund

June 30, 2010

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$207,174	$—	$207,174
Cash Equivalent	1,193	—	—	1,193
Affiliated Partnership	—	9,656	—	9,656

Total Investments in Securities	$1,193	$216,830	$—	$218,023

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(9)	$—	$—	$(9)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANIES — 96.6%
Aberdeen Equity Long Short
Fund, Institutional Class	1,103,537	$11,863
AQR Diversified Arbitrage Fund, Class I	1,208,892	13,165
Driehaus Active Income Fund	1,738,561	18,828
DWS Disciplined Market Neutral Fund, Institutional Class	885,371	8,429
Highbridge Statistical Market
Neutral Fund, Class A	1,013,480	15,689
JPMorgan Research Market
Neutral Fund, Institutional Class	1,228,064	18,937
Manager AMG FW Alternative
Fund, Institutional Class	969,689	10,288
Merger Fund	1,218,823	18,989
Rydex Managed Futures Strategy
Fund, Class I	685,445	17,390
TFS Market Neutral Fund	811,331	12,259

Total Registered Investment Companies (Cost $147,830) ($ Thousands)		145,837

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust,
Prime Obligation Fund,
Cl A, 0.110% * †	4,832,520	4,833

Total Cash Equivalent (Cost $4,833) ($ Thousands)		4,833

Total Investments — 99.8% (Cost $152,663) ($ Thousands) ‡		$150,670

Percentages are based on Net Assets of $150,945 ($ Thousands).

*	Rate shown is the 7-day effective yield as of June 30, 2010.

†	Investment in Affiliated Security.

Cl	— Class

‡	At June 30, 2010, the tax basis cost of the Fund’s investments was $152,663 ($ Thousands), and the unrealized appreciation and depreciation were $552 ($ Thousands) and ($2,545) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

June 30, 2010

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$145,837	$—	$—	$145,837
Cash Equivalent	4,833	—	—	4,833

Total Investments in Securities	$150,670	$—	$—	$150,670

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2010

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Institutional Managed Trust

By (Signature and Title)	/S/ ROBERT NESHER
Robert A. Nesher, President & CEO

Date: August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT NESHER
Robert A. Nesher, President & CEO

Date: August 30, 2010

By (Signature and Title)	/S/ STEPHEN PANNER
Stephen F. Panner, Controller & CFO

Date: August 30, 2010